UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 8011
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2005

Item 1.  Schedule of Investments

Maxim Series Fund, Inc.

Maxim Ariel MidCap Value Portfolio
Schedule of Investments
March 31, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT --- 2.27%
    182,200 Johnson Controls Inc                                      10,159,472
                                                                     $10,159,472

BANKS --- 1.27%
    182,635 TD Banknorth Inc*                                          5,705,517
                                                                      $5,705,517

COMPUTER SOFTWARE & SERVICES --- 2.61%
    338,900 SunGard Data Systems Inc*                                 11,692,050
                                                                     $11,692,050

FINANCIAL SERVICES --- 11.73%
    202,000 Franklin Resources Inc ^^                                 13,867,300
    672,200 Janus Capital Group Inc                                    9,377,190
    445,800 Northern Trust Corp ^^                                    19,365,552
    167,700 T Rowe Price Group Inc ^^                                  9,958,026
                                                                     $52,568,068

HEALTH CARE RELATED --- 6.85%
    810,180 IMS Health Inc                                            19,760,290
    308,280 Omnicare Inc                                              10,928,526
                                                                     $30,688,816

HOTELS/MOTELS --- 0.94%
     81,200 Carnival Corp                                              4,206,972
                                                                      $4,206,972

HOUSEHOLD GOODS --- 7.56%
    156,900 Black & Decker Corp                                       12,393,531
    180,400 Clorox Co                                                 11,363,396
    119,945 Mohawk Industries Inc*                                    10,111,363
                                                                     $33,868,290

INSURANCE RELATED --- 7.16%
     39,500 Ambac Financial Group Inc                                  2,952,626
    322,300 MBIA Inc ^^                                               16,849,844
    334,600 St Paul Travelers Cos Inc                                 12,289,858
                                                                     $32,092,328

LEISURE & ENTERTAINMENT --- 1.56%
    327,500 Mattel Inc                                                 6,992,125
                                                                      $6,992,125

MEDICAL PRODUCTS --- 7.63%
    616,125 Baxter International Inc                                  20,935,927
    233,048 Fisher Scientific International Inc ^^*                   13,265,092
                                                                     $34,201,019

OFFICE EQUIPMENT & SUPPLIES --- 3.66%
    363,400 Pitney Bowes Inc                                          16,396,608
                                                                     $16,396,608

PERSONAL LOANS --- 2.62%
    478,250 MBNA Corp                                                 11,741,038
                                                                     $11,741,038

POLLUTION CONTROL --- 2.33%
    362,400 Waste Management Inc                                      10,455,240
                                                                     $10,455,240

PRINTING & PUBLISHING --- 6.03%
    132,700 McClatchy Co Class A                                       9,841,032
    430,600 Tribune Co                                                17,168,022
                                                                     $27,009,054

RESTAURANTS --- 3.71%
    320,700 Yum! Brands Inc                                           16,615,467
                                                                     $16,615,467

SPECIALIZED SERVICES --- 23.23%
    303,425 ARAMARK Corp ^^                                            7,974,009
    630,700 Accenture Ltd*                                            15,231,405
    521,000 Cendant Corp                                              10,701,340
    137,300 Certegy Inc                                                4,753,326
    116,550 Dun & Bradstreet Corp*                                     7,161,998
    360,000 Equifax Inc                                               11,048,400
    171,500 H&R Block Inc                                              8,674,470
    321,500 Harte-Hanks Inc                                            8,860,540
    929,400 Interpublic Group of Cos Inc*                             11,413,032
    135,500 Omnicom Group Inc                                         11,994,460
    466,000 ServiceMaster Co                                           6,291,000
                                                                    $104,103,980

TELEPHONE & TELECOMMUNICATIONS --- 1.98%
    270,050 CenturyTel Inc                                             8,868,442
                                                                      $8,868,442

TOTAL COMMON STOCK --- 93.14%                                       $417,364,486
(Cost $354,604,240)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  3,000,000 Federal Farm Credit                                        2,998,933
                  2.597% April 6, 2005
 21,747,000 Federal Home Loan Bank                                    21,747,000
                  2.433% April 1, 2005
  6,000,000 Federal Home Loan Bank ^^                                  5,998,665
                  2.708% April 4, 2005

TOTAL SHORT-TERM INVESTMENTS --- 6.86%                               $30,744,598
(Cost $30,744,598)

TOTAL MAXIM ARIEL MIDCAP VALUE PORTFOLIO --- 100%                   $448,109,084
(Cost $385,348,838)

Legend
* Non-income Producing Security
^^ A portion or all of the security is on loan at March 31, 2005.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim Ariel MidCap Value Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At March 31, 2005, the U.S. Federal income tax cost basis was $385,549,029. The Maxim Ariel MidCap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $68,724,103 and gross depreciation of securities in which there was an excess of tax cost over value of $6,164,048, resulting in net appreciation of $62,560,055.


Maxim Series Fund, Inc.

Maxim Ariel Small-Cap Value Portfolio
Schedule of Investments
March 31, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

BANKS --- 3.43%
    305,950 Chittenden Corp                                            7,976,117
    250,600 Greater Bay Bancorp ^^                                     6,117,146
    302,075 Sky Financial Group Inc ^^                                 8,101,652
                                                                     $22,194,915

BROADCAST/MEDIA --- 1.58%
    693,000 Radio One Inc*                                            10,221,750
                                                                     $10,221,750

COMMUNICATIONS - EQUIPMENT --- 2.22%
  1,225,100 Andrew Corp ^^*                                           14,345,921
                                                                     $14,345,921

ELECTRONIC INSTRUMENT & EQUIP --- 3.71%
    544,350 Anixter International Inc*                                19,678,252
    150,100 Littelfuse Inc ^^*                                         4,300,365
                                                                     $23,978,617

FINANCIAL SERVICES --- 4.73%
  1,277,400 Janus Capital Group Inc ^^                                17,819,730
    650,025 Waddell & Reed Financial Class A                          12,831,493
                                                                     $30,651,223

FOOD & BEVERAGES --- 4.18%
    321,146 JM Smucker Co ^^                                          16,153,644
    318,200 McCormick & Co Inc (nonvtg) ^^                            10,955,626
                                                                     $27,109,270

HOUSEHOLD GOODS --- 9.87%
    635,225 American Greetings Corp Class A                           16,185,523
    400,400 Energizer Holdings Inc*                                   23,943,920
    780,450 Interface Inc ^^*                                          5,322,669
    279,950 Libbey Inc                                                 5,878,950
    912,125 Steelcase Inc                                             12,587,325
                                                                     $63,918,387

INSURANCE RELATED --- 9.79%
    644,200 HCC Insurance Holdings Inc ^^                             23,294,272
    679,900 Horace Mann Educators Corp                                12,061,426
     81,325 Markel Corp ^^*                                           28,074,203
                                                                     $63,429,901

INVESTMENT BANK/BROKERAGE FIRM --- 0.91%
    167,400 S&T Bancorp Inc ^^                                         5,925,960
                                                                      $5,925,960

LEISURE & ENTERTAINMENT --- 6.56%
  1,106,700 Caesars Entertainment Inc*                                21,901,593
  1,007,950 Hasbro Inc                                                20,612,577
                                                                     $42,514,170

MACHINERY --- 3.57%
    573,900 IDEX Corp ^^                                              23,156,865
                                                                     $23,156,865

MANUFACTURING --- 1.45%
    286,231 Matthews International Corp Class A                        9,376,928
                                                                      $9,376,928

MEDICAL PRODUCTS --- 4.87%
    446,200 Invacare Corp ^^                                          19,913,906
    324,400 Sybron Dental Specialties Inc ^^*                         11,645,960
                                                                     $31,559,866

OFFICE EQUIPMENT & SUPPLIES --- 7.92%
    779,650 Brady Corp Class A                                        25,221,678
    431,686 General Binding Corp*                                      9,065,406
    566,100 Herman Miller Inc                                         17,050,932
                                                                     $51,338,016

PRINTING & PUBLISHING --- 4.26%
    391,700 Journal Register Co ^^*                                    6,541,390
    485,700 Lee Enterprises Inc ^^                                    21,079,380
                                                                     $27,620,770

REAL ESTATE --- 4.04%
    561,538 Jones Lang LaSalle Inc*                                   26,195,748
                                                                     $26,195,748

RESTAURANTS --- 1.64%
    454,450 Bob Evans Farms Inc                                       10,656,852
                                                                     $10,656,852

RETAIL --- 2.12%
    149,800 Neiman Marcus Group Inc ^^                                13,708,198
                                                                     $13,708,198

SPECIALIZED SERVICES --- 10.33%
    296,600 Certegy Inc ^^                                            10,268,292
    335,700 DeVry Inc ^^*                                              6,351,444
  1,438,750 ServiceMaster Co                                          19,423,125
    593,400 Sotheby's Holdings Inc Class A ^^*                        10,064,064
    595,400 Valassis Communications Inc*                              20,815,184
                                                                     $66,922,109

TOTAL COMMON STOCK --- 87.18%                                       $564,825,466
(Cost $446,900,214)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

 11,062,000 Fannie Mae                                                11,057,824
                  2.740% April 6, 2005
  6,300,000 Fannie Mae                                                 6,296,754
                  2.690% April 8, 2005
  1,800,000 Federal Farm Credit                                        1,799,462
                  2.731% April 5, 2005
  3,000,000 Federal Farm Credit                                        2,997,767
                  2.721% April 11, 2005
 35,098,000 Federal Home Loan Bank                                    35,098,000
                  2.690% April 1, 2005
  1,700,000 Federal Home Loan Bank                                     1,699,101
                  2.762% April 8, 2005
    802,000 Federal Home Loan Bank                                       801,697
                  2.761% April 6, 2005
  5,000,000 Federal Home Loan Bank                                     4,997,792
                  2.690% April 7, 2005
  5,000,000 Federal Home Loan Bank                                     4,995,951
                  2.689% April 12, 2005
  1,650,000 Federal Home Loan Bank ^^                                  1,649,636
                  2.691% April 4, 2005
  5,380,000 Freddie Mac                                                5,378,381
                  2.730% April 5, 2005
  1,300,000 Freddie Mac                                                1,299,713
                  2.691% April 4, 2005
  5,000,000 Inter-American Development Bank                            4,995,500
                  2.740% April 13, 2005

TOTAL SHORT-TERM INVESTMENTS --- 12.82%                              $83,067,578
(Cost $83,067,578)

TOTAL MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO --- 100%                $647,893,044
(Cost $529,967,782)

Legend
* Non-income Producing Security
^^ A portion or all of the security is on loan at March 31, 2005.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim Ariel Small-Cap Value Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At March 31, 2005, the U.S. Federal income tax cost basis was $530,222,930. The Maxim Ariel Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $125,771,162 and gross depreciation of securities in which there was an excess of tax cost over value of $8,101,048, resulting in net appreciation of $117,670,114.


Maxim Series Fund, Inc.

Maxim Bond Index Portfolio
Schedule of Investments
March 31, 2005
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AGENCY --- 46.96%
  5,500,841 Fannie Mae                                                 5,386,505
            5.000% May 1, 2034
  5,326,240 Fannie Mae                                                 5,342,885
            5.500% March 1, 2034
  1,402,312 Fannie Mae                                                 1,384,445
            5.000% June 1, 2024
    882,913 Fannie Mae                                                   885,673
            5.500% May 1, 2033
    881,968 Fannie Mae                                                   917,798
            6.500% June 1, 2032
    986,428 Fannie Mae                                                 1,010,010
            6.000% February 1, 2035
  1,800,373 Fannie Mae                                                 1,805,718
            5.500% June 1, 2034
    712,141 Fannie Mae                                                   736,399
            6.000% July 1, 2017
    219,576 Fannie Mae                                                   226,829
            6.500% November 1, 2009
    790,153 Fannie Mae                                                   792,769
            5.500% January 1, 2034
  1,050,374 Fannie Mae                                                 1,029,892
            5.000% December 1, 2033
     49,136 Fannie Mae                                                    51,729
            8.000% December 1, 2012
  3,445,608 Fannie Mae                                                 3,526,451
            6.000% January 1, 2033
     21,706 Fannie Mae                                                    22,852
            8.000% June 1, 2012
    219,503 Fannie Mae                                                   237,571
            8.000% November 1, 2022
    938,136 Fannie Mae                                                   898,633
            4.000% April 1, 2019
  1,978,654 Fannie Mae                                                 1,978,654
            5.000% June 1, 2018
    996,149 Fannie Mae                                                   975,136
            4.500% December 1, 2034
    897,336 Fannie Mae                                                   920,218
            6.000% January 1, 2029
    316,557 Fannie Mae                                                   330,663
            7.000% May 1, 2011
    338,441 Fannie Mae                                                   353,559
            6.500% December 1, 2013
     52,046 Fannie Mae                                                    53,456
            7.000% December 1, 2007
    903,158 Fannie Mae                                                   957,065
            7.000% July 1, 2032
    500,000 Fannie Mae **                                                492,293
            2.500% June 15, 2006
    600,000 Fannie Mae ** ^^                                             630,413
            6.000% May 15, 2008
    600,000 Fannie Mae ** ^^                                             669,851
            7.250% January 15, 2010
    500,000 Fannie Mae **                                                558,525
            7.125% June 15, 2010
    500,000 Fannie Mae ** ^^                                             491,746
            2.250% May 15, 2006
    700,000 Fannie Mae ** ^^                                             760,503
            6.625% September 15, 2009
    500,000 Fannie Mae ** ^^                                             493,173
            4.625% October 15, 2013
    600,000 Fannie Mae **                                                580,351
            3.250% August 15, 2008
    600,000 Fannie Mae **                                                602,000
            4.250% July 15, 2007
    500,000 Fannie Mae **                                                507,792
            5.500% February 15, 2006
    600,000 Fannie Mae **                                                618,398
            5.250% January 15, 2009
    600,000 Fannie Mae **                                                642,368
            6.000% May 15, 2011
    600,000 Fannie Mae **                                                610,886
            5.000% January 15, 2007
    500,000 Fannie Mae ** ^^                                             599,402
            6.625% November 15, 2030
    600,000 Fannie Mae ** ^^                                             614,077
            5.250% April 15, 2007
    500,000 Federal Home Loan Bank **                                    494,309
            2.500% March 15, 2006
    500,000 Federal Home Loan Bank **                                    500,382
            3.250% August 15, 2005
     27,055 Freddie Mac                                                   28,977
            7.500% August 1, 2030
    465,421 Freddie Mac                                                  456,092
            4.500% August 1, 2019
    526,392 Freddie Mac                                                  539,881
            6.000% December 1, 2033
    945,444 Freddie Mac                                                  937,024
            5.000% July 1, 2034
  1,084,928 Freddie Mac                                                1,108,207
            5.500% February 1, 2018
  1,296,258 Freddie Mac                                                1,352,159
            6.500% November 1, 2032
    194,678 Freddie Mac                                                  209,118
            7.500% May 1, 2027
    341,727 Freddie Mac                                                  355,704
            6.500% April 1, 2029
  1,039,751 Freddie Mac                                                1,041,051
            5.000% August 1, 2018
  1,434,009 Freddie Mac                                                1,406,735
            4.500% March 1, 2018
    185,746 Freddie Mac                                                  193,756
            6.500% November 1, 2032
  1,823,772 Freddie Mac                                                1,831,860
            5.500% June 1, 2033
  1,430,823 Freddie Mac                                                1,402,142
            4.500% March 1, 2019
    662,258 Freddie Mac                                                  690,818
            6.500% November 1, 2032
    500,000 Freddie Mac ** ^^                                            576,038
            6.250% July 15, 2032
    500,000 Freddie Mac ** ^^                                            491,598
            4.500% January 15, 2013
    500,000 Freddie Mac **                                               492,387
            1.875% February 15, 2006
    500,000 Freddie Mac **                                               530,731
            5.750% January 15, 2012
    500,000 Freddie Mac **                                               501,197
            4.250% June 15, 2005
    600,000 Freddie Mac **                                               666,363
            6.875% September 15, 2010
    600,000 Freddie Mac **                                               610,108
            4.875% March 15, 2007
    500,000 Freddie Mac **                                               512,190
            5.125% July 15, 2012
    500,000 Freddie Mac **                                               488,769
            4.500% January 15, 2014
    500,000 Freddie Mac **                                               495,883
            2.125% November 15, 2005
    600,000 Freddie Mac **                                               587,450
            3.625% September 15, 2008
     10,691 Ginnie Mae                                                    10,931
            8.000% December 15, 2006
     12,110 Ginnie Mae                                                    12,536
            8.000% June 15, 2007
    108,588 Ginnie Mae                                                   118,607
            9.000% January 15, 2017
     82,979 Ginnie Mae                                                    89,296
            7.500% December 15, 2025
    120,386 Ginnie Mae                                                   131,177
            9.000% April 15, 2021
      4,100 Ginnie Mae                                                     4,244
            8.000% March 15, 2007
      8,409 Ginnie Mae                                                     8,704
            8.000% April 15, 2007
      1,820 Ginnie Mae                                                     1,861
            8.000% August 15, 2006
      7,009 Ginnie Mae                                                     7,256
            8.000% January 15, 2007
    190,068 Ginnie Mae                                                   201,969
            7.000% July 15, 2025
    500,000 Resolution Funding                                           732,872
            9.375% October 15, 2020
                                                                     $58,517,070

AUTOMOBILES --- 0.39%
    500,000 DaimlerChrysler NA Holding Corp                              485,570
            Company Guaranteed Notes
            4.050% June 4, 2008
                                                                        $485,570

BANKS --- 1.67%
    500,000 Bank of America Corp                                         563,672
            Subordinated Notes
            7.400% January 15, 2011
    500,000 US Bank NA                                                   541,603
            Subordinated Notes
            6.375% August 1, 2011
    500,000 Wachovia Bank NA                                             485,047
            Subordinated Notes
            4.800% November 1, 2014
    500,000 Wells Fargo & Co                                             494,496
            Senior Notes
            5.125% September 15, 2016
                                                                      $2,084,818

BROADCAST/MEDIA --- 0.43%
    500,000 Comcast Cable Communications Inc                             540,105
            Senior Notes
            6.750% January 30, 2011
                                                                        $540,105

CANADIAN - PROVINCIAL --- 0.81%
    500,000 Province of Ontario ^^                                       491,137
            Notes
            4.375% February 15, 2013
    500,000 Province of Quebec                                           522,147
            Bonds
            5.750% February 15, 2009
                                                                      $1,013,284

COMMERCIAL MORTGAGE BACKED --- 2.41%
    326,247 Commercial Mortgage Acceptance Corp                          336,265
            Series 1999-C1 Class A1
            6.790% June 15, 2031
    772,924 LB-UBS Commercial Mortgage Trust                             751,307
            Series 2003-C1 Class A1
            2.720% March 15, 2027
    765,554 Merrill Lynch Mortgage Investors Inc                         799,021
            Series 1998-C2 Class A2
            6.390% February 15, 2030
  1,076,651 Morgan Stanley Capital I                                   1,122,922
            Series 1999-CAM1 Class A3
            6.920% March 15, 2032
                                                                      $3,009,515

COMMUNICATIONS - EQUIPMENT --- 0.40%
    500,000 Motorola Inc                                                 501,305
            Notes
            4.608% November 16, 2007
                                                                        $501,305

COMPUTER HARDWARE & SYSTEMS --- 0.41%
    400,000 International Business Machines Corp                         512,351
            Debentures
            8.375% November 1, 2019
                                                                        $512,351

CONGLOMERATES --- 0.81%
    500,000 General Electric Co                                          499,274
            Notes
            5.000% February 1, 2013
    500,000 Tyco International Group SA                                  508,823
            Company Guaranteed Notes
            6.375% February 15, 2006
                                                                      $1,008,097

ELECTRIC COMPANIES --- 1.21%
    500,000 Baltimore Gas & Electric Co                                  508,280
            Notes
            5.250% December 15, 2006
    500,000 Pacific Gas & Electric Co                                    513,408
            1st Mortgage
            6.050% March 1, 2034
    500,000 Wisconsin Electric Power Co                                  489,760
            Notes
            3.500% December 1, 2007
                                                                      $1,511,448

FINANCIAL SERVICES --- 4.22%
    500,000 Bank of New York Co Inc                                      535,283
            Senior Subordinated Notes
            6.375% April 1, 2012
    500,000 CIT Group Inc                                                474,229
            Senior Notes
            3.375% April 1, 2009
    500,000 Citigroup Inc                                                490,888
            Subordinated Notes
            5.000% September 15, 2014
    500,000 Countrywide Home Loans Inc                                   478,604
            Notes
            3.250% May 21, 2008
    500,000 Ford Motor Credit Co                                         506,799
            Notes
            6.875% February 1, 2006
    250,000 General Electric Capital Corp                                288,581
            Notes
            6.750% March 15, 2032
    500,000 General Motors Acceptance Corp                               452,421
            Notes
            6.875% September 15, 2011
    500,000 Household Finance Corp                                       540,150
            Notes
            6.375% October 15, 2011
    500,000 JPMorgan Chase & Co                                          492,091
            Subordinated Notes
            5.125% September 15, 2014
    500,000 National Rural Utilities Cooperative Finance Corp            491,126
            Collateral Trust Bonds
            4.375% October 1, 2010
    500,000 Washington Mutual Bank                                       510,251
            Subordinated Notes
            5.500% January 15, 2013
                                                                      $5,260,423

FOOD & BEVERAGES --- 1.72%
    500,000 Anheuser-Busch Co Inc                                        534,027
            Debentures
            5.950% January 15, 2033
    500,000 Coca-Cola Enterprises Inc                                    536,482
            Notes
            6.125% August 15, 2011
    500,000 General Mills Inc                                            531,680
            Notes
            6.000% February 15, 2012
    500,000 Kellogg Co                                                   545,003
            Notes
            6.600% April 1, 2011
                                                                      $2,147,192

FOREIGN BANKS --- 0.41%
    500,000 KfW International Finance Inc                                507,985
            Notes
            4.750% January 24, 2007
                                                                        $507,985

FOREIGN GOVERNMENTS --- 0.52%
    300,000 Government of Italy                                          294,516
            Notes
            2.750% December 15, 2006
    300,000 Government of Italy                                          356,576
            Notes
            6.875% September 27, 2023
                                                                        $651,092

INSURANCE RELATED --- 0.38%
    500,000 Allstate Corp                                                470,675
            Bonds
            5.350% June 1, 2033
                                                                        $470,675

INVESTMENT BANK/BROKERAGE FIRM --- 2.45%
    500,000 Bear Stearns Co Inc                                          513,314
            Notes
            5.700% November 15, 2014
    500,000 Credit Suisse First Boston USA Inc                           541,015
            Notes
            6.500% January 15, 2012
    500,000 Goldman Sachs Capital I                                      512,444
            Company Guaranteed Notes
            6.345% February 15, 2034
    500,000 Lehman Brothers Holdings Inc                                 482,245
            Notes
            4.800% March 13, 2014
    500,000 Merrill Lynch & Co Inc                                       523,009
            Notes
            6.000% February 17, 2009
    500,000 Morgan Stanley                                               476,060
            Subordinated Notes
            4.750% April 1, 2014
                                                                      $3,048,087

LEISURE & ENTERTAINMENT --- 1.22%
    500,000 AOL Time Warner Inc                                          516,099
            Notes
            6.150% May 1, 2007
    500,000 Viacom Inc Class B                                           558,956
            Notes
            7.700% July 30, 2010
    439,000 Walt Disney Co                                               447,613
            Notes
            5.500% December 29, 2006
                                                                      $1,522,668

OIL & GAS --- 0.91%
    500,000 ConocoPhillips                                               525,991
            Company Guaranteed Bonds
            5.900% October 15, 2032
    500,000 Valero Energy Corp                                           602,764
            Notes
            7.500% April 15, 2032
                                                                      $1,128,755

OTHER ASSET-BACKED --- 0.85%
  1,035,000 Comed Transitional Funding Trust                           1,055,611
            Series 1998-1 Class A-6
            5.630% June 25, 2009
                                                                      $1,055,611

PAPER & FOREST PRODUCTS --- 0.84%
    500,000 International Paper Co                                       498,463
            Notes
            5.300% April 1, 2015
    500,000 Weyerhaeuser Co                                              549,169
            Notes
            6.750% March 15, 2012
                                                                      $1,047,632

RAILROADS --- 0.44%
    500,000 Union Pacific Corp                                           551,832
            Debentures
            6.625% February 1, 2029
                                                                        $551,832

REAL ESTATE --- 0.43%
    500,000 EOP Operating LP                                             538,046
            Notes
            7.750% November 15, 2007
                                                                        $538,046

RETAIL --- 1.26%
    500,000 Safeway Inc                                                  508,906
            Notes
            6.150% March 1, 2006
    500,000 Target Corp                                                  515,677
            Notes
            5.400% October 1, 2008
    500,000 Wal-Mart Stores Inc                                          544,702
            Senior Notes
            6.875% August 10, 2009
                                                                      $1,569,285

TELEPHONE & TELECOMMUNICATIONS --- 1.36%
    500,000 Deutsche Telekom International Finance BV                    653,926
            Company Guaranteed Bonds
            8.750% June 15, 2030
    500,000 Sprint Capital Corp                                          522,606
            Company Guaranteed Bonds
            6.125% November 15, 2008
    500,000 Verizon New Jersey Inc                                       518,577
            Debentures
            5.875% January 17, 2012
                                                                      $1,695,109

U.S. GOVERNMENTS --- 22.55%
    800,000 United States of America ^^                                  831,125
            5.000% August 15, 2011
    500,000 United States of America ^^                                  507,598
            5.750% November 15, 2005
    800,000 United States of America ^^                                  788,906
            4.250% August 15, 2013
    500,000 United States of America ^^                                  487,324
            3.000% February 15, 2008
    800,000 United States of America ^^                                  797,500
            3.500% November 15, 2006
    500,000 United States of America ^^                                  494,805
            1.875% December 31, 2005
    800,000 United States of America ^^                                  787,656
            4.250% November 15, 2013
    500,000 United States of America                                     505,996
            4.625% May 15, 2006
    500,000 United States of America ^^                                  482,168
            3.125% April 15, 2009
    500,000 United States of America ^^                                  492,031
            1.625% February 28, 2006
    500,000 United States of America ^^                                  492,949
            3.125% May 15, 2007
    500,000 United States of America ^^                                  505,586
            4.375% May 15, 2007
    500,000 United States of America ^^                                  491,621
            2.375% August 15, 2006
    500,000 United States of America ^^                                  497,891
            2.000% August 31, 2005
    500,000 United States of America ^^                                  626,875
            7.500% November 15, 2016
    500,000 United States of America ^^                                  511,992
            4.750% November 15, 2008
    500,000 United States of America ^^                                  524,043
            5.625% May 15, 2008
    900,000 United States of America ^^                                1,051,910
            6.125% November 15, 2027
    800,000 United States of America ^^                                  931,469
            6.250% August 15, 2023
    700,000 United States of America ^^                                  950,578
            8.000% November 15, 2021
    500,000 United States of America ^^                                  672,676
            8.125% August 15, 2019
    600,000 United States of America ^^                                  735,773
            7.250% May 15, 2016
    600,000 United States of America ^^                                  855,563
            8.750% August 15, 2020
    500,000 United States of America ^^                                  493,985
            1.875% January 31, 2006
    800,000 United States of America ^^                                  961,187
            6.250% May 15, 2030
    600,000 United States of America ^^                                  653,930
            5.375% February 15, 2031
    500,000 United States of America ^^                                  495,567
            1.625% October 31, 2005
    500,000 United States of America ^^                                  493,340
            2.250% April 30, 2006
    800,000 United States of America ^^                                  826,094
            4.875% February 15, 2012
    500,000 United States of America ^^                                  495,781
            3.875% May 15, 2009
    500,000 United States of America ^^                                  473,750
            2.625% March 15, 2009
    800,000 United States of America ^^                                  772,031
            4.000% February 15, 2014
    500,000 United States of America ^^                                  498,047
            1.125% June 30, 2005
    500,000 United States of America ^^                                  490,528
            1.500% March 31, 2006
    500,000 United States of America ^^                                  493,262
            3.250% August 15, 2007
    500,000 United States of America ^^                                  489,141
            3.000% November 15, 2007
    500,000 United States of America ^^                                  496,367
            1.625% September 30, 2005
    500,000 United States of America ^^                                  497,696
            1.500% July 31, 2005
    400,000 United States of America ^^                                  440,453
            6.500% February 15, 2010
    500,000 United States of America ^^                                  537,305
            6.000% August 15, 2009
    500,000 United States of America ^^                                  480,313
            2.625% May 15, 2008
    500,000 United States of America ^^                                  486,367
            2.250% February 15, 2007
    500,000 United States of America ^^                                  536,563
            5.750% August 15, 2010
    500,000 United States of America ^^                                  491,504
            2.625% November 15, 2006
    500,000 United States of America ^^                                  495,547
            1.875% November 30, 2005
    500,000 United States of America ^^                                  487,969
            3.250% August 15, 2008
    500,000 United States of America                                     491,719
            2.000% May 15, 2006
                                                                     $28,102,481

UTILITIES --- 0.85%
    500,000 Duke Energy Corp                                             503,357
            1st Mortgage
            5.300% October 1, 2015
    500,000 ONEOK Inc                                                    552,425
            Senior Notes
            7.125% April 15, 2011
                                                                      $1,055,782

TOTAL BONDS --- 95.91%                                              $119,536,218
(Cost $119,754,439)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

    780,000 Fannie Mae                                                   779,298
                  2.743% April 13, 2005
    220,000 Federal Home Loan Bank                                       219,801
                  2.763% April 13, 2005
    998,000 Federal Home Loan Bank                                       998,000
                  2.433% April 1, 2005
  3,100,000 Merrill Lynch & Co Inc +                                   3,100,000
                  (Proceeds $3,100,241)
                  2.800% April 1, 2005

TOTAL SHORT-TERM INVESTMENTS --- 4.09%                                $5,097,099
(Cost $5,097,099)

TOTAL MAXIM BOND INDEX PORTFOLIO --- 100%                           $124,633,317
(Cost $124,851,538)

Legend
** Security is an agency note with maturity date and interest rate indicated. + The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of March 31, 2005. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
^^ A portion or all of the security is on loan at March 31, 2005.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At March 31, 2005, the U.S. Federal income tax cost basis was $124,735,975. The Maxim Bond Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,346,639 and gross depreciation of securities in which there was an excess of tax cost over value of $1,449,297, resulting in net depreciation of $102,658.


Maxim Series Fund, Inc.

Maxim Federated Bond Portfolio
Schedule of Investments
March 31, 2005
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 0.42%
    438,000 Raytheon Co                                                  460,841
            Notes
            6.750% August 15, 2007
                                                                        $460,841

AGENCY --- 29.76%
  3,794,249 Fannie Mae                                                 3,716,631
            4.500% June 1, 2018
  1,394,493 Fannie Mae                                                 1,451,921
            6.500% January 1, 2031
  1,084,869 Fannie Mae                                                 1,110,323
            6.000% August 1, 2032
  1,247,048 Fannie Mae                                                 1,247,728
            5.000% February 1, 2018
  1,817,205 Fannie Mae                                                 1,817,147
            5.000% May 1, 2019
  2,930,838 Fannie Mae                                                 2,932,435
            5.000% February 1, 2018
  2,246,798 Fannie Mae                                                 2,254,238
            5.500% July 1, 2033
  2,000,000 Federal Farm Credit **                                     1,955,854
            2.375% October 2, 2006
  4,575,771 Freddie Mac                                                4,479,998
            5.000% March 1, 2034
  1,723,085 Freddie Mac                                                1,730,727
            5.500% October 1, 2033
  3,911,583 Freddie Mac                                                3,995,514
            5.500% February 1, 2018
    555,500 Freddie Mac                                                  568,715
            6.000% November 1, 2033
  3,000,000 Freddie Mac **                                             2,939,673
            3.500% April 1, 2008
  2,190,185 Ginnie Mae                                                 2,254,663
            6.000% February 15, 2032
                                                                     $32,455,567

AUTOMOBILES --- 1.41%
    500,000 DaimlerChrysler NA Holding Corp                              519,988
            Global Notes
            6.500% November 15, 2013
    500,000 DaimlerChrysler NA Holding Corp ++                           504,724
            Notes
            3.770% August 8, 2006
    400,000 General Motors Corp ^^                                       342,293
            Debentures
            8.375% July 15, 2033
    200,000 General Motors Corp ^^                                       172,328
            Senior Unsecured Notes
            7.125% July 15, 2013
                                                                      $1,539,333

BANKS --- 3.01%
    200,000 BB&T Corp                                                    199,909
            Subordinated Notes
            5.200% December 23, 2015
    500,000 Marshall & Ilsley Bank                                       494,544
            Notes
            4.400% March 15, 2010
  1,000,000 PNC Funding Corp                                           1,106,592
            Unsecured Subordinated Bonds
            7.500% November 1, 2009
    750,000 US Bancorp Capital I                                         805,715
            Company Guaranteed Bonds
            8.270% December 15, 2026
    700,000 Wachovia Bank NA                                             679,065
            Subordinated Notes
            4.800% November 1, 2014
                                                                      $3,285,825

BROADCAST/MEDIA --- 0.68%
    750,000 Clear Channel Communications Inc                             741,380
            Senior Unsecured Notes
            4.625% January 15, 2008
                                                                        $741,380

CANADIAN - PROVINCIAL --- 2.92%
  2,000,000 Hydro-Quebec                                               2,162,832
            Notes
            6.300% May 11, 2011
  1,000,000 Province of Quebec                                         1,019,808
            Notes
            5.500% April 11, 2006
                                                                      $3,182,640

COLLATERALIZED BOND OBLIGATION --- 1.51%
  1,658,877 Wells Fargo Mortgage Backed Securities Trust               1,650,065
            Series 2003-18 Class A1
            5.500% December 25, 2033
                                                                      $1,650,065

COMMERCIAL MORTGAGE BACKED --- 0.76%
    856,007 Morgan Stanley Capital I                                     828,073
            Series 2004-T13 Class A1
            2.850% September 13, 2045
                                                                        $828,073

COMPUTER HARDWARE & SYSTEMS --- 0.96%
  1,000,000 International Business Machines Corp ^^                    1,046,049
            Notes
            6.450% August 1, 2007
                                                                      $1,046,049

COMPUTER SOFTWARE & SERVICES --- 1.04%
  1,000,000 Computer Sciences Corp                                     1,130,386
            Notes
            7.375% June 15, 2011
                                                                      $1,130,386

ELECTRIC COMPANIES --- 1.10%
  1,000,000 Pacific Gas & Electric Co                                  1,026,815
            1st Mortgage
            6.050% March 1, 2034
    170,000 Scottish Power PLC                                           170,024
            Notes
            4.910% March 15, 2010
                                                                      $1,196,839

FINANCIAL SERVICES --- 6.17%
  1,000,000 Boeing Capital Corp                                        1,084,896
            Notes
            6.500% February 15, 2012
    500,000 CIT Group Inc ++                                             500,899
            Senior Notes
            3.270% June 19, 2006
  1,000,000 Citigroup Inc                                              1,019,873
            Senior Notes
            6.750% December 1, 2005
    750,000 Ford Motor Credit Co                                         745,151
            Bonds
            7.375% February 1, 2011
    600,000 General Electric Capital Corp                                576,806
            Notes
            3.750% December 15, 2009
    750,000 General Motors Acceptance Corp                               746,541
            Notes
            6.125% September 15, 2006
  1,000,000 Household Finance Corp                                     1,026,391
            Notes
            5.750% January 30, 2007
  1,000,000 USA Education Inc                                          1,025,551
            Notes
            5.625% April 10, 2007
                                                                      $6,726,108

FOREIGN GOVERNMENTS --- 0.39%
    400,000 Government of Mexico                                         424,000
            Notes
            7.500% April 8, 2033
                                                                        $424,000

GOLD, METALS & MINING --- 1.73%
  1,000,000 BHP Finance USA Ltd                                          988,005
            Notes
            4.800% April 15, 2013
    500,000 Inco Ltd                                                     507,902
            Bonds
            5.700% October 15, 2015
    400,000 Newmont Mining Corp                                          391,970
            Notes
            5.875% April 1, 2035
                                                                      $1,887,877

HEALTH CARE RELATED --- 0.66%
    740,000 UnitedHealth Group Inc                                       717,969
            Senior Unsecured Notes
            3.300% January 30, 2008
                                                                        $717,969

INSURANCE RELATED --- 1.20%
  1,000,000 AXA                                                        1,311,672
            Unsecured Notes
            8.600% December 15, 2030
                                                                      $1,311,672

INVESTMENT BANK/BROKERAGE FIRM --- 1.38%
    500,000 Goldman Sachs Group Inc ++                                   500,854
            Notes
            2.850% April 20, 2006
  1,000,000 Morgan Stanley                                             1,008,756
            Notes
            7.750% June 15, 2005
                                                                      $1,509,610

LEISURE & ENTERTAINMENT --- 0.81%
    750,000 AOL Time Warner Inc                                          881,075
            Company Guaranteed Bonds
            7.625% April 15, 2031
                                                                        $881,075

OIL & GAS --- 0.98%
    400,000 Canadian Natural Resources Ltd                               396,283
            Bonds
            5.850% February 1, 2035
    300,000 Consolidated Natural Gas Co                                  293,334
            Senior Notes
            5.000% December 1, 2014
    400,000 Kinder Morgan Energy Partners LP                             378,842
            Notes
            5.800% March 15, 2035
                                                                      $1,068,459

OTHER ASSET-BACKED --- 0.53%
    575,314 First Franklin Mortgage Loan Asset                           576,253
                  Backed Certificates ++
            Series 2003-FF5 Class A3
            3.200% March 25, 2034
                                                                        $576,253

PAPER & FOREST PRODUCTS --- 0.37%
    400,000 International Paper Co                                       406,926
            Notes
            5.500% January 15, 2014
                                                                        $406,926

PERSONAL LOANS --- 0.46%
    500,000 SLM Corp ++                                                  501,330
            Notes
            3.210% September 15, 2006
                                                                        $501,330

PHARMACEUTICALS --- 0.56%
    600,000 Wyeth                                                        610,012
            Notes
            5.500% February 1, 2014
                                                                        $610,012

POLLUTION CONTROL --- 0.75%
    750,000 Republic Services Inc                                        819,855
            Senior Unsecured Notes
            6.750% August 15, 2011
                                                                        $819,855

PRINTING & PUBLISHING --- 1.22%
    400,000 New York Times Co                                            396,893
            Notes
            4.500% March 15, 2010
    750,000 News America Holdings Inc                                    936,031
            Senior Debentures
            9.250% February 1, 2013
                                                                      $1,332,924

RAILROADS --- 0.89%
  1,000,000 Union Pacific Corp                                           967,713
            Senior Notes
            4.875% January 15, 2015
                                                                        $967,713

REAL ESTATE --- 1.66%
  1,000,000 Duke Realty LP REIT ++                                     1,000,119
            Notes
            3.310% December 22, 2006
    750,000 EOP Operating LP                                             807,069
            Unsecured Notes
            7.750% November 15, 2007
                                                                      $1,807,188

RETAIL --- 1.68%
  1,000,000 CVS Corp                                                   1,014,820
            Unsecured Notes
            5.625% March 15, 2006
    750,000 Kroger Co                                                    813,131
            Senior Unsecured Notes
            7.250% June 1, 2009
                                                                      $1,827,951

TELEPHONE & TELECOMMUNICATIONS --- 2.91%
    750,000 AT&T Wireless Services Inc                                   773,286
            Senior Notes
            7.350% March 1, 2006
    350,000 BellSouth Corp                                               346,237
            Bonds
            5.200% September 15, 2014
    540,000 SBC Communications Inc                                       526,328
            Notes
            5.100% September 15, 2014
    320,000 Sprint Capital Corp                                          415,156
            Company Guaranteed Bonds
            8.750% March 15, 2032
  1,000,000 Verizon Global Funding Corp                                1,109,771
            Senior Unsecured Notes
            7.250% December 1, 2010
                                                                      $3,170,778

U.S. GOVERNMENTS --- 14.77%
  4,000,000 United States of America                                   4,075,000
            4.750% May 15, 2014
  3,400,000 United States of America ^^                                4,169,383
            7.250% May 15, 2016
  2,150,000 United States of America ^^                                2,503,322
            6.250% August 15, 2023
  2,810,000 United States of America ^^                                3,376,170
            6.250% May 15, 2030
  2,000,000 United States of America ^^                                1,985,306
            1.625% January 15, 2015
                                                                     $16,109,181

UTILITIES --- 0.46%
    500,000 Dominion Resources Inc ++                                    501,197
            Notes
            3.090% May 15, 2006
                                                                        $501,197

TOTAL BONDS --- 83.15%                                               $90,675,076
(Cost $92,080,457)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  1,000,000 Fannie Mae                                                   999,711
                  2.637% April 5, 2005
  4,000,000 Federal Farm Credit                                        3,998,578
                  2.597% April 6, 2005
  5,377,000 Federal Home Loan Bank                                     5,377,000
                  2.434% April 1, 2005
  5,000,000 Federal Home Loan Bank ^^                                  4,998,887
                  2.708% April 4, 2005
  3,000,000 Freddie Mac                                                2,999,103
                  2.729% April 5, 2005

TOTAL SHORT-TERM INVESTMENTS --- 16.85%                              $18,373,279
(Cost $18,373,279)

TOTAL MAXIM FEDERATED BOND PORTFOLIO --- 100%                       $109,048,355
(Cost $110,453,736)

Legend
** Security is an agency note with maturity date and interest rate indicated. ++ Represents the current interest rate for variable rate security.
^^ A portion or all of the security is on loan at March 31, 2005.
REIT - Real Estate Investment Trust

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At March 31, 2005, the U.S. Federal income tax cost basis was $110,551,478. The Maxim Federated Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $278,528 and gross depreciation of securities in which there was an excess of tax cost over value of $1,781,651, resulting in net depreciation of $1,503,123.


Maxim Series Fund, Inc.

Maxim Global Bond Portfolio
Schedule of Investments
March 31, 2005
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AUTOMOBILES --- 0.30%
    500,000 DaimlerChrysler NA Holding Corp                              678,352
        EUR Company Guaranteed Notes
            5.625% January 16, 2007
                                                                        $678,352

BANKS --- 0.25%
    100,000 BB&T Corp                                                     99,954
            Subordinated Notes
            5.200% December 23, 2015
    450,000 Bank of America Corp                                         470,381
            Senior Notes
            5.875% February 15, 2009
                                                                        $570,335

BROADCAST/MEDIA --- 0.29%
    400,000 Clear Channel Communications Inc                             360,615
            Bonds
            4.900% May 15, 2015
    235,000 Comcast Cable Communications Inc                             296,718
            Notes
            8.875% May 1, 2017
                                                                        $657,333

CANADIAN - FEDERAL --- 0.39%
  1,000,000 Government of Canada                                         868,397
        CAD Bonds
            5.000% June 1, 2014
                                                                        $868,397

ELECTRIC COMPANIES --- 0.03%
     70,000 PP& L Capital Funding Inc                                     75,531
            Notes
            8.375% June 15, 2007
                                                                         $75,531

FINANCIAL SERVICES --- 1.34%
     50,000 CIT Group Inc                                                 49,106
            Senior Notes
            4.000% May 8, 2008
    300,000 Capital One Bank                                             307,138
            Senior Notes
            6.875% February 1, 2006
    580,000 Glencore Finance Europe SA                                   771,775
        EUR Company Guaranteed Bonds
            5.375% September 30, 2011
  1,000,000 JPMorgan Chase & Co                                          984,181
            Subordinated Notes
            5.125% September 15, 2014
     50,000 Summit Capital Trust I                                        54,999
            Notes
            8.400% March 15, 2027
    900,000 Washington Mutual Inc                                        850,224
            Subordinated Notes
            4.625% April 1, 2014
                                                                      $3,017,423

FOOD & BEVERAGES --- 0.13%
    300,000 Miller Brewing Co #                                          297,047
            Notes
            4.250% August 15, 2008
                                                                        $297,047

FOREIGN BANKS --- 3.82%
  2,700,000 Banco Bilbao Vizcaya Argentaria SA                         3,847,833
        EUR Collateralized Notes
            5.500% October 1, 2009
    125,000 HSBC USA Inc                                                 130,542
            Unsecured Subordinated Notes
            7.000% November 1, 2006
180,000,000 KfW International Finance Inc                              1,780,605
        JPY Notes
            1.750% March 23, 2010
293,000,000 Pfandbriefstelle Der Oesterr                               2,866,408
        JPY Senior Unsubordinated Notes
            1.600% February 15, 2011
                                                                      $8,625,388

FOREIGN GOVERNMENTS --- 62.95%
  4,332,000 Deutsche Bundesrepublik                                    6,197,900
        EUR Bonds
            5.250% July 4, 2010
  1,075,000 Deutsche Bundesrepublik                                    1,421,060
        EUR Bonds
            3.750% July 4, 2013
810,000,000 Development Bank of Japan                                  7,806,117
        JPY Notes
            1.400% June 20, 2012
338,000,000 Development Bank of Japan                                  3,083,967
        JPY Notes
            1.700% September 20, 2022
  6,195,000 Government of Australia                                    4,902,367
        AUD Bonds
            6.000% February 15, 2017
  6,500,000 Government of Australia                                    4,924,454
        AUD Bonds
            5.250% August 15, 2010
 16,023,000 Government of Australia                                   12,443,734
        AUD Bonds
            5.750% June 15, 2011
  1,805,000 Government of Austria                                      2,591,279
        EUR Bonds
            5.500% January 15, 2010
  7,000,000 Government of Belgium                                      9,520,991
        EUR Bonds
            4.250% September 28, 2014
  5,000,000 Government of Finland                                      7,354,828
        EUR Bonds
            5.375% July 4, 2013
     88,000 Government of France                                         126,119
        EUR Bonds
            4.750% April 25, 2035
  3,800,000 Government of France                                       5,123,564
        EUR Bonds
            4.250% April 25, 2019
    128,000 Government of France                                         172,053
        EUR Bonds
            4.000% April 25, 2013
  1,824,000 Government of France                                       2,465,771
        EUR Bonds
            4.000% October 25, 2009
    620,000 Government of Germany                                        889,798
        EUR Bonds
            4.750% July 4, 2034
  2,638,000 Government of Ireland                                      3,464,684
        EUR Bonds
            3.250% April 18, 2009
  5,120,000 Government of Italy                                        4,986,706
            Bonds
            4.500% January 21, 2015
    750,000 Government of Italy                                          742,439
            Bonds
            2.500% March 31, 2006
  1,182,000 Government of Netherlands                                  1,614,254
        EUR Bonds
            4.250% July 15, 2013
  3,730,000 Government of Netherlands                                  5,387,987
        EUR Bonds
            5.500% July 15, 2010
  2,659,000 Government of Netherlands                                  3,487,249
        EUR Bonds
            3.750% July 15, 2014
  2,500,000 Government of Portugal                                     3,693,083
        EUR Bonds
            5.450% September 23, 2013
  1,150,000 Government of Spain                                        1,741,389
        EUR Bonds
            5.500% July 30, 2017
    100,000 Government of Spain                                          164,027
        EUR Bonds
            5.750% July 30, 2032
 82,500,000 Government of Sweden                                      12,866,962
        SEK Bonds
            5.250% March 15, 2011
  2,360,000 Hellenic Republic                                          3,028,358
        EUR Bonds
            3.700% July 20, 2015
1,155,000,000 Japan Finance Corp                                      10,948,329
        JPY Notes
            1.350% November 26, 2013
  3,541,000 United Kingdom                                             6,816,075
        GBP Treasury Bonds
            5.000% March 7, 2012
    380,000 United Kingdom                                               682,057
        GBP Treasury Bonds
            4.250% June 7, 2032
  4,119,000 United Kingdom                                             7,595,572
        GBP Treasury Bonds
            4.000% March 7, 2009
    612,000 United Kingdom                                             1,158,913
        GBP Treasury Bonds
            9.500% April 18, 2005
  2,360,000 United Kingdom                                             4,564,620
        GBP Treasury Bonds
            5.000% September 7, 2014
                                                                    $141,966,706

GOLD, METALS & MINING --- 0.07%
    150,000 Falconbridge Ltd                                             156,991
            Debentures
            7.350% November 1, 2006
                                                                        $156,991

HOMEBUILDING --- 0.15%
    100,000 DR Horton Inc                                                105,176
            Unsecured Bonds
            7.500% December 1, 2007
    100,000 DR Horton Inc                                                103,750
            Senior Notes
            6.875% May 1, 2013
    130,000 NVR Inc                                                      127,725
            Senior Notes
            5.000% June 15, 2010
                                                                        $336,651

INVESTMENT BANK/BROKERAGE FIRM --- 0.17%
    384,000 Amvescap PLC                                                 373,862
            Notes
            5.375% December 15, 2014
                                                                        $373,862

OIL & GAS --- 0.23%
    400,000 Occidental Petroleum Corp                                    394,967
            Notes
            4.000% November 30, 2007
    100,000 Phillips Petroleum Co                                        118,338
            Unsecured Notes
            8.750% May 25, 2010
                                                                        $513,305

RETAIL --- 0.36%
    600,000 Ahold Finance USA Inc                                        804,999
        EUR Company Guaranteed Notes
            5.875% March 14, 2012
                                                                        $804,999

SUPRANATIONALS --- 1.76%
    915,000 European Investment Bank                                   1,889,572
        GBP Senior Notes
            6.250% April 15, 2014
  2,000,000 Inter-American Development Bank                            2,083,150
            Unsecured Bonds
            5.750% February 26, 2008
                                                                      $3,972,722

TELEPHONE & TELECOMMUNICATIONS --- 1.34%
    400,000 Deutsche Telekom International Finance BV                    609,231
        EUR Company Guaranteed Notes
            7.125% July 11, 2011
    210,000 France Telecom SA                                            330,574
        EUR Senior Unsubordinated Notes
            7.250% January 28, 2013
    166,000 France Telecom SA                                            309,694
        EUR Senior Unsubordinated Notes
            8.125% January 28, 2033
    600,000 Telecom Italia Finance SA                                    916,051
        EUR Company Guaranteed Notes
            7.250% April 20, 2011
    600,000 Telefonaktiebolaget LM Ericsson                              864,304
        EUR Bonds
            6.750% November 28, 2010
                                                                      $3,029,854

U.S. GOVERNMENTS --- 7.4%
  3,100,000 United States of America                                   3,004,458
            3.375% September 15, 2009
    422,000 United States of America                                     577,876
            8.125% August 15, 2021
  2,487,000 United States of America                                   2,389,462
            4.000% February 15, 2015
  8,400,000 United States of America                                   8,419,690
            4.375% August 15, 2012
  1,600,000 United States of America                                   1,578,437
            3.250% August 15, 2007
    716,000 United States of America                                     780,356
            5.375% February 15, 2031
                                                                     $16,750,279

TOTAL BONDS --- 81.01%                                              $182,695,175
(Cost $182,462,756)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  6,854,000 Fannie Mae                                                 6,852,479
                  2.760% April 4, 2005
  7,000,000 Fannie Mae                                                 6,996,908
                  2.690% April 7, 2005
  4,000,000 Fannie Mae                                                 3,998,822
                  2.690% April 5, 2005
  3,000,000 Federal Farm Credit                                        2,997,792
                  2.689% April 11, 2005
    638,000 Federal Farm Credit                                          638,000
                  2.639% April 1, 2005
    160,000 Federal Home Loan Bank                                       159,964
                  2.771% April 4, 2005
  3,000,000 Federal Home Loan Bank                                     2,997,571
                  2.689% April 12, 2005
  1,000,000 Federal Home Loan Bank                                       999,479
                  2.719% April 8, 2005
  4,000,000 Federal Home Loan Bank                                     3,998,506
                  2.731% April 6, 2005
 10,395,000 Federal Home Loan Bank                                    10,395,000
                  2.433% April 1, 2005
  2,800,000 Freddie Mac                                                2,800,000
                  2.586% April 1, 2005
                                                                     $42,834,521

TOTAL SHORT-TERM INVESTMENTS --- 18.99%                              $42,834,521
(Cost $42,834,521)

TOTAL MAXIM GLOBAL BOND PORTFOLIO --- 100%                          $225,529,696
(Cost $225,297,277)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. Aggregate cost, fair value, and percentage of net assets of these restricted securities held at March 31, 2005 were $299,270, $297,047, and 0.13%, respectively.

Currency Abbreviations EUR - Euro Dollars AUD - Australian Dollars CAD - Canadian Dollars GBP - Great Britain Pound JPY - Japanese Yen SEK - Swedish Krona

Summary of Investments by Country

Maxim Global Bond Portfolio
March 31, 2005
   UNAUDITED

                                                                          % of Portfolio
            Country                            Value ($)                   Investments
---------------------------------    ------------------------------    ---------------------
Australia                             $       22,270,555                              9.87%
Austria                                        5,457,687                              2.42%
Belgium                                        9,520,991                              4.22%
Canada                                           868,397                              0.39%
Denmark                                        7,618,960                              3.38%
European Community                             3,972,722                              1.76%
Finland                                        7,354,828                              3.26%
France                                         8,527,775                              3.78%
Germany                                          889,798                              0.39%
Greece                                         3,028,358                              1.34%
Ireland                                        3,464,684                              1.54%
Italy                                          5,729,145                              2.54%
Japan                                         21,838,413                              9.68%
Luxembourg                                     1,687,826                              0.75%
Netherlands                                   11,098,721                              4.92%
Portugal                                       3,693,083                              1.64%
Spain                                          5,753,249                              2.55%
Sweden                                        13,731,266                              6.09%
United Kingdom                                21,191,099                              9.40%
United States                                 67,832,139                             30.08%
                                     ------------------------------    ---------------------
                                      $      225,529,696                            100.00%
                                     ==============================    =====================


Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing rates. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

The Maxim Global Bond Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Maxim Global Bond Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2005, the U.S. Federal income tax cost basis was $225,286,348. The Maxim Global Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,662,686 and gross depreciation of securities in which there was an excess of tax cost over value of $2,419,338, resulting in net appreciation of $243,348.

As of March 31, 2005, the Maxim Global Bond Portfolio held the following forward foreign currency contracts:

                                                Delivery                                              Net
                                                 Value                                             Unrealized
                                                (Foreign                 Settlement               Appreciation
                                               Currency)                    Date                 (Depreciation)
                                        -------------------------    --------------------    -----------------------
      Long Contracts:
         Australian Dollar                           29,670,000            June 2005      $    511,265
         British Pound                               12,320,000            June 2005           307,747
         Canadian Dollar                                990,000            June 2005           (18,776)
         Euro Dollar                                 84,495,000            June 2005           1,608,543
         Japanese Yen                             3,527,000,000            June 2005           745,755
         New Zealand Dollar                          14,500,000            June 2005           176,191
         Swedish Krona                               90,875,000            June 2005           583,924

      Short Contracts:
         Australian Dollar                              350,000            June 2005      $    (3,592)
         British Pound                                  290,000            June 2005           (6,673)
         Euro Dollar                                 33,150,000            June 2005           (1,058,687)
         Japanese Yen                               850,000,000            June 2005           (178,728)
         New Zealand Dollar                          14,500,000            June 2005           (350,147)
                                                                                             -----------------------

      Net Appreciation                                                                    $    2,316,822
                                                                                             =======================


Maxim Series Fund, Inc.

Maxim Growth Index Portfolio
Schedule of Investments
March 31, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.44%
      7,100 Boeing Co                                                    415,066
      3,400 Lockheed Martin Corp                                         207,604
      1,475 Rockwell Collins                                              70,195
      4,350 United Technologies Corp                                     442,221
                                                                      $1,135,086

AIR FREIGHT --- 1.50%
      9,578 United Parcel Service Inc Class B                            696,704
                                                                        $696,704

AIRLINES --- 0.01%
      1,100 Delta Air Lines Inc*                                           4,455
                                                                          $4,455

AUTO PARTS & EQUIPMENT --- 0.04%
      1,400 Goodyear Tire & Rubber Co*                                    18,690
                                                                         $18,690

BIOTECHNOLOGY --- 1.99%
     10,624 Amgen Inc*                                                   618,423
      2,100 Genzyme Corp*                                                120,204
      3,700 Gilead Sciences Inc*                                         132,460
      2,100 MedImmune Inc*                                                50,001
                                                                        $921,088

BUILDING MATERIALS --- 0.15%
      1,519 American Standard Cos Inc                                     70,603
                                                                         $70,603

CHEMICALS --- 2.40%
      8,150 Dow Chemical Co                                              406,278
      8,500 EI du Pont de Nemours & Co                                   435,540
      1,812 Ecolab Inc                                                    59,887
        950 Hercules Inc*                                                 13,766
        694 International Flavors & Fragrances Inc                        27,413
      2,782 Praxair Inc                                                  133,147
        604 Sigma-Aldrich Corp                                            36,995
                                                                      $1,113,026

COMMUNICATIONS - EQUIPMENT --- 3.84%
      4,034 Avaya Inc*                                                    47,117
     55,021 Cisco Systems Inc*(1)                                        984,326
     11,900 Corning Inc*                                                 132,447
     37,600 Lucent Technologies Inc*                                     103,400
     13,940 QUALCOMM Inc                                                 510,901
                                                                      $1,778,191

COMPUTER HARDWARE & SYSTEMS --- 5.56%
      6,900 Apple Computer Inc*                                          287,523
     20,844 Dell Inc*                                                    800,826
      2,500 Gateway Inc*                                                  10,075
     13,931 International Business Machines Corp (1)                   1,273,015
      1,093 Lexmark International Group Inc Class A*                      87,407
      3,053 Network Appliance Inc*                                        84,446
        800 QLogic Corp*                                                  32,400
                                                                      $2,575,692

COMPUTER SOFTWARE & SERVICES --- 9.99%
      2,120 Adobe Systems Inc                                            142,400
      1,900 Autodesk Inc                                                  56,544
      4,929 Automatic Data Processing Inc                                221,559
      1,381 Citrix Systems Inc*                                           32,895
      4,456 Computer Associates International Inc                        120,758
      2,602 Electronic Arts Inc*                                         134,732
      6,818 First Data Corp                                              268,016
      1,583 Intuit Inc*                                                   69,288
        717 Mercury Interactive Corp*                                     33,971
     85,966 Microsoft Corp (1)                                         2,077,798
     38,187 Oracle Corp*                                                 476,574
      2,200 Parametric Technology Corp*                                   12,298
      2,968 Paychex Inc                                                   97,410
      5,960 Symantec Corp*                                               127,127
     11,006 Yahoo! Inc*                                                  373,103
     10,304 eBay Inc*                                                    383,927
                                                                      $4,628,400

CONGLOMERATES --- 8.24%
      6,600 3M Co                                                        565,554
     90,202 General Electric Co (1)                                    3,252,684
                                                                      $3,818,238

CONTAINERS --- 0.22%
        942 Ball Corp                                                     39,074
      1,200 Pactiv Corp*                                                  28,020
        700 Sealed Air Corp*                                              36,358
                                                                        $103,452

COSMETICS & PERSONAL CARE --- 1.29%
      3,970 Avon Products Inc                                            170,472
      8,425 Gillette Co                                                  425,294
                                                                        $595,766

DISTRIBUTORS --- 0.42%
      5,420 SYSCO Corp                                                   194,036
                                                                        $194,036

ELECTRIC COMPANIES --- 0.42%
      2,400 CenterPoint Energy Inc                                        28,872
      2,100 TXU Corp                                                     167,223
                                                                        $196,095

ELECTRONIC INSTRUMENT & EQUIP --- 0.75%
      3,617 Emerson Electric Co                                          234,852
      1,500 Rockwell Automation Inc                                       84,960
      2,000 Symbol Technologies Inc                                       28,980
                                                                        $348,792

ELECTRONICS - SEMICONDUCTOR --- 3.86%
      3,142 Altera Corp*                                                  62,149
      3,142 Analog Devices Inc                                           113,552
      2,450 Broadcom Corp Class A*                                        73,304
     52,862 Intel Corp (1)                                             1,227,981
      2,627 Linear Technology Corp                                       100,640
      2,761 Maxim Integrated Products Inc                                112,842
      1,468 PMC-Sierra Inc*                                               12,918
      2,955 Xilinx Inc                                                    86,375
                                                                      $1,789,761

ENGINEERING & CONSTRUCTION --- 0.08%
        700 Fluor Corp                                                    38,801
                                                                         $38,801

FINANCIAL SERVICES --- 0.38%
        750 Federated Investors Inc Class B                               21,232
      1,138 Moody's Corp                                                  92,019
      1,050 T Rowe Price Group Inc                                        62,349
                                                                        $175,600

FOOD & BEVERAGES --- 5.80%
      6,605 Anheuser-Busch Co Inc                                        313,011
        756 Brown-Forman Corp                                             41,391
      2,759 Campbell Soup Co                                              80,066
     19,272 Coca-Cola Co                                                 803,064
      3,001 HJ Heinz Co                                                  110,557
      1,848 Hershey Foods Corp                                           111,730
      2,960 Kellogg Co                                                   128,079
      1,128 McCormick & Co Inc (nonvtg)                                   38,837
      1,600 Pepsi Bottling Group Inc                                      44,560
     14,230 PepsiCo Inc                                                  754,617
      6,692 Sara Lee Corp                                                148,295
      1,716 Wm Wrigley Jr Co                                             112,518
                                                                      $2,686,725

GOLD, METALS & MINING --- 0.16%
        700 Allegheny Technologies Inc                                    16,877
      1,461 Freeport-McMoRan Copper & Gold Inc                            57,870
                                                                         $74,747

HEALTH CARE RELATED --- 1.54%
        700 Express Scripts Inc Class A*                                  61,033
      1,948 IMS Health Inc                                                47,512
        800 Quest Diagnostics Inc                                         84,104
      5,452 UnitedHealth Group Inc                                       520,012
                                                                        $712,661

HOTELS/MOTELS --- 0.25%
      1,700 Marriott International Inc Class A                           113,662
                                                                        $113,662

HOUSEHOLD GOODS --- 4.24%
        700 Black & Decker Corp                                           55,293
      1,306 Clorox Co                                                     82,265
      4,431 Colgate-Palmolive Co                                         231,165
      1,300 Fortune Brands Inc                                           104,819
          0 Kimberly-Clark Corp                                                0
      4,074 Kimberly-Clark Corp                                          267,784
        587 Maytag Corp                                                    8,200
      2,300 Newell Rubbermaid Inc                                         50,462
     21,454 Procter & Gamble Co (1)                                    1,137,062
        600 Stanley Works                                                 27,162
                                                                      $1,964,212

LEISURE & ENTERTAINMENT --- 0.78%
      2,507 Harley-Davidson Inc                                          144,804
      1,000 Harrah's Entertainment Inc                                    64,580
      2,898 International Game Technology                                 77,261
      3,500 Mattel Inc                                                    74,725
                                                                        $361,370

MACHINERY --- 1.57%
      2,900 Caterpillar Inc                                              265,176
      2,300 Danaher Corp                                                 122,843
      2,400 Illinois Tool Works Inc                                      214,872
        500 Navistar International Corp*                                  18,200
      1,500 PACCAR Inc                                                   108,585
                                                                        $729,676

MEDICAL PRODUCTS --- 4.05%
      5,255 Baxter International Inc                                     178,565
      2,200 Becton Dickinson & Co                                        128,524
      2,182 Biomet Inc                                                    79,207
      6,472 Boston Scientific Corp*                                      189,565
        900 CR Bard Inc                                                   61,272
      2,775 Guidant Corp                                                 205,073
      1,300 Hospira Inc*                                                  41,951
     10,249 Medtronic Inc                                                522,187
        386 Millipore Corp*                                               16,752
      3,022 St Jude Medical Inc*                                         108,792
      3,192 Stryker Corp                                                 142,395
        996 Waters Corp*                                                  35,647
      2,122 Zimmer Holdings Inc*                                         165,113
                                                                      $1,875,043

OFFICE EQUIPMENT & SUPPLIES --- 0.31%
        906 Avery Dennison Corp                                           56,109
      1,922 Pitney Bowes Inc                                              86,721
                                                                        $142,830

OIL & GAS --- 8.79%
      1,400 BJ Services Co                                                72,632
      2,900 Baker Hughes Inc                                             129,021
     54,300 Exxon Mobil Corp (1)                                       3,236,280
      4,300 Halliburton Co                                               185,975
      5,050 Schlumberger Ltd                                             355,924
      2,933 XTO Energy Inc                                                96,320
                                                                      $4,076,152

PERSONAL LOANS --- 1.49%
      9,938 American Express Co                                          510,515
      3,648 SLM Corp                                                     181,816
                                                                        $692,331

PHARMACEUTICALS --- 10.22%
     13,272 Abbott Laboratories                                          618,741
      1,104 Allergan Inc                                                  76,695
     16,515 Bristol-Myers Squibb Co                                      420,472
      9,671 Eli Lilly & Co                                               503,859
      2,941 Forest Laboratories Inc*                                     108,670
     25,288 Johnson & Johnson (1)                                      1,698,342
     18,695 Merck & Co Inc                                               605,157
     12,500 Schering-Plough Corp                                         226,875
     11,355 Wyeth                                                        478,954
                                                                      $4,737,765

PRINTING & PUBLISHING --- 0.59%
        542 Dow Jones & Co Inc                                            20,233
        650 Knight-Ridder Inc                                             43,713
      1,648 McGraw-Hill Cos Inc                                          143,788
        388 Meredith Corp                                                 18,139
      1,241 New York Times Co                                             45,396
                                                                        $271,269

REAL ESTATE --- 0.25%
      1,900 Simon Property Group Inc REIT                                115,102
                                                                        $115,102

RESTAURANTS --- 0.66%
      3,444 Starbucks Corp*                                              177,917
      2,505 Yum! Brands Inc                                              129,784
                                                                        $307,701

RETAIL --- 8.91%
        636 AutoZone Inc*                                                 54,505
      2,516 Bed Bath & Beyond Inc*                                        91,935
      2,526 Best Buy Co Inc                                              136,429
      2,552 Dollar General Corp                                           55,914
      1,414 Family Dollar Stores Inc                                      42,929
      6,174 Gap Inc                                                      134,840
     18,700 Home Depot Inc                                               715,088
      6,607 Lowe's Cos Inc                                               377,194
      1,302 RadioShack Corp                                               31,899
      1,100 Sherwin-Williams Co                                           48,389
      4,200 Staples Inc                                                  132,006
      4,096 TJX Cos Inc                                                  100,884
      7,600 Target Corp                                                  380,152
     28,764 Wal-Mart Stores Inc (1)                                    1,441,364
      8,683 Walgreen Co                                                  385,699
                                                                      $4,129,227

SHOES --- 0.35%
      1,950 NIKE Inc Class B                                             162,455
                                                                        $162,455

SPECIALIZED SERVICES --- 1.02%
      1,454 Apollo Group Inc*                                            107,683
      1,282 Cintas Corp                                                   52,959
      1,105 Equifax Inc                                                   33,912
      1,383 H&R Block Inc                                                 69,952
      1,000 Monster Worldwide Inc*                                        28,050
      1,605 Omnicom Group Inc                                            142,075
      1,371 Robert Half International Inc                                 36,962
                                                                        $471,593

TELEPHONE & TELECOMMUNICATIONS --- 0.70%
      9,576 Nextel Communications Inc*                                   272,150
     14,200 Qwest Communications International Inc*                       52,540
                                                                        $324,690

TEXTILES --- 0.20%
      1,600 Coach Inc*                                                    90,608
                                                                         $90,608

TOBACCO --- 2.64%
     17,603 Altria Group Inc (1)                                       1,151,060
      1,410 UST Inc                                                       72,897
                                                                      $1,223,957

UTILITIES --- 0.19%
      5,500 AES Corp*                                                     90,090
                                                                         $90,090

TOTAL COMMON STOCK --- 98.29%                                        $45,556,342
(Cost $41,916,189)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

    591,000 Federal Home Loan Bank                                       591,000
                  2.433% April 1, 2005
    200,000 United States of America (1)                                 199,376
                  2.346% May 19, 2005

TOTAL SHORT-TERM INVESTMENTS --- 1.71%                                  $790,376
(Cost $790,376)

TOTAL MAXIM GROWTH INDEX PORTFOLIO --- 100%                          $46,346,718
(Cost $42,706,565)

Legend
* Non-income Producing Security
(1) Collateral or Segregated Assets for Futures
REIT - Real Estate Investment Trust

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim Growth Index Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At March 31, 2005, the U.S. Federal income tax cost basis was $46,446,018. The Maxim Growth Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $5,966,218 and gross depreciation of securities in which there was an excess of tax cost over value of $6,065,518, resulting in net depreciation of $99,300.

As of March 31, 2005, the Maxim Growth Index Portfolio had 2 open S&P 500 long futures contracts. The contracts expire in June 2005 and the Portfolio has recorded unrealized depreciation of $5,175.



Maxim Series Fund, Inc.

Maxim INVESCO ADR Portfolio
Schedule of Investments
March 31, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.54%
    322,000 BAE Systems PLC sponsored ADR                              6,359,500
                                                                      $6,359,500

AIRLINES --- 1.05%
    237,300 BAA PLC sponsored ADR ^^                                   2,616,446
                                                                      $2,616,446

AUTOMOBILES --- 1.22%
     41,125 Toyota Motor Corp sponsored ADR                            3,058,877
                                                                      $3,058,877

CHEMICALS --- 1.89%
     66,920 BASF AG sponsored ADR ^^                                   4,721,206
                                                                      $4,721,206

COSMETICS & PERSONAL CARE --- 1.44%
     15,575 Kao Corp ADR ^^                                            3,589,415
                                                                      $3,589,415

ELECTRIC COMPANIES --- 4.23%
    131,000 Endesa SA sponsored ADR                                    2,959,290
     68,170 Enel SpA sponsored ADR ^^                                  3,272,842
    123,125 Korea Electric Power Corp sponsored ADR                    1,654,800
     85,825 Scottish Power PLC ADR                                     2,677,740
                                                                     $10,564,672

ELECTRONIC INSTRUMENT & EQUIP --- 3.07%
     35,225 Hitachi Ltd sponsored ADR ^^                               2,188,529
     91,200 Koninklijke Philips Electronics NV NY Shrs ^^              2,509,824
     74,000 Sony Corp sponsored ADR ^^                                 2,961,480
                                                                      $7,659,833

ELECTRONICS - SEMICONDUCTOR --- 0.60%
    177,675 Taiwan Semiconductor Manufacturing Co Ltd sponsored ADR    1,506,684
                                                                      $1,506,684

FOOD & BEVERAGES --- 8.79%
    149,500 Cadbury Schweppes PLC sponsored ADR                        6,084,650
    102,785 Diageo Capital PLC sponsored ADR ^^                        5,848,466
    128,500 Heineken NV ADR ^^                                         4,464,039
     81,450 Nestle SA sponsored ADR ^^                                 5,567,107
                                                                     $21,964,262

FOREIGN BANKS --- 13.45%
     94,950 ABN AMRO Holding NV sponsored ADR                          2,355,709
    103,985 Credit Suisse Group sponsored ADR ^^                       4,450,558
    186,575 Danske Bank A/S unsponsored ADR ^^                         5,429,333
     27,225 Deutsche Bank AG ^^                                        2,346,795
     32,845 HSBC Holdings PLC sponsored ADR ^^                         2,607,893
    120,825 ING Groep NV sponsored ADR ^^                              3,652,540
     40,500 National Australia Bank Ltd sponsored ADR ^^               4,444,875
    323,700 Nordea AB                                                  3,269,370
    243,000 Societe Generale sponsored ADR ^^                          5,066,550
                                                                     $33,623,623

GOLD, METALS & MINING --- 1.12%
    117,305 Anglo American PLC unsponsored ADR ^^                      2,803,589
                                                                      $2,803,589

INSURANCE RELATED --- 5.18%
    375,220 Aegon NV ^^                                                5,050,461
     33,810 Millea Holdings Inc ADR                                    2,451,225
    308,600 Zurich Financial Services AG ADR                          5,431,360
                                                                     $12,933,046

INVESTMENT BANK/BROKERAGE FIRM --- 1.07%
    193,150 Nomura Holdings Inc ADR                                    2,675,128
                                                                      $2,675,128

MANUFACTURING --- 1.68%
    238,115 DSM NV ADR ^^                                              4,204,849
                                                                      $4,204,849

MISCELLANEOUS --- 1.17%
     68,700 Hutchison Whampoa Ltd ADR                                  2,917,792
                                                                      $2,917,792

OFFICE EQUIPMENT & SUPPLIES --- 1.67%
     78,000 Canon Inc sponsored ADR                                    4,180,800
                                                                      $4,180,800

OIL & GAS --- 10.88%
     75,735 BP Amoco PLC sponsored ADR                                 4,725,864
     56,400 EnCana Corp ^^                                             3,971,688
     39,850 Eni SpA sponsored ADR ^^                                   5,186,876
    115,700 Repsol YPF SA sponsored ADR                                3,071,835
     39,870 Shell Transport & Trading Co PLC ADR ^^                   2,167,333
    180,175 Statoil ASA sponsored ADR ^^                               3,088,200
     42,550 Total Fina Elf sponsored ADR ^^                            4,988,137
                                                                     $27,199,933

PAPER & FOREST PRODUCTS --- 2.87%
    303,900 Stora Enso OYJ sponsored ADR ^^                            4,269,795
    130,200 UPM-Kymmene OYJ sponsored ADR ^^                           2,907,366
                                                                      $7,177,161

PHARMACEUTICALS --- 8.82%
    125,400 Eisai Co Ltd sponsored ADR                                 4,267,538
    169,250 Glaxosmithkline PLC ADR                                    7,771,960
    142,300 Novartis AG ADR                                            6,656,794
     62,275 Roche Holdings AG Ltd sponsored ADR                        3,341,054
                                                                     $22,037,346

PHOTOGRAPHY/IMAGING --- 3.90%
    188,400 Fuji Photo Film Co Ltd ADR ^^                              6,891,672
    122,200 Olympus Corp sponsored ADR                                 2,856,205
                                                                      $9,747,877

PRINTING & PUBLISHING --- 2.69%
    161,700 Reed Elsevier PLC sponsored ADR                            6,729,954
                                                                      $6,729,954

REAL ESTATE --- 0.54%
    151,300 Cheung Kong Holdings Ltd unsponsored ADR                  1,343,378
                                                                      $1,343,378

RETAIL --- 2.36%
    102,200 Boots Group PLC unsponsored ADR ^^                         2,408,179
    310,600 Kingfisher PLC sponsored ADR                               3,478,720
                                                                      $5,886,899

TELEPHONE & TELECOMMUNICATIONS --- 9.74%
    124,200 BCE Inc                                                    3,103,757
    178,000 KT Corp sponsored ADR                                      3,793,180
    178,625 Nippon Telegraph & Telephone Corp sponsored ADR ^^         3,902,956
    393,300 Nokia OYJ sponsored ADR ^^                                 6,068,619
    249,200 Portugal Telecom SGPS SA sponsored ADR                     2,938,068
    131,000 Telefonos de Mexico SA sponsored ADR                       4,523,430
                                                                     $24,330,010

TOYS --- 1.40%
    255,700 Nintendo Co Ltd ADR                                        3,503,090
                                                                      $3,503,090

TRANSPORTATION --- 1.84%
    161,847 TPG NV ADR ^^                                              4,599,692
                                                                      $4,599,692

TOTAL COMMON STOCK --- 95.21%                                       $237,935,062
(Cost $191,246,883)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

11,969,000 Federal Home Loan Bank                                     11,969,000
              2.433% April 1, 2005

TOTAL SHORT-TERM INVESTMENTS --- 4.79%                               $11,969,000
(Cost $11,969,000)

TOTAL MAXIM INVESCO ADR PORTFOLIO --- 100.0%                        $249,904,062
(Cost $203,215,883)

Legend
^^ A portion or all of the security is on loan at March 31, 2005.
ADR - American Depository Receipt

Summary of Investments by Country

Maxim INVESCO ADR Portfolio
March 31, 2005
UNAUDITED

                                                                   % of Portfolio
         Country                        Value ($)                    Investments
--------------------------    ------------------------------    ----------------------
Australia                      $        4,444,875                               1.78%
Canada                                  3,971,688                               1.59%
Cayman Islands                          3,103,757                               1.24%
Denmark                                 5,429,333                               2.17%
Finland                                13,245,780                               5.30%
France                                 10,054,687                               4.02%
Germany                                 7,068,001                               2.83%
Hong Kong                               4,261,170                               1.71%
Italy                                   8,459,718                               3.39%
Japan                                  42,526,915                              17.01%
Korea                                   5,447,980                               2.18%
Mexico                                  4,523,430                               1.81%
Netherlands                            26,837,114                              10.74%
Norway                                  3,088,200                               1.24%
Portugal                                2,938,068                               1.18%
Spain                                   6,031,125                               2.41%
Sweden                                  3,269,370                               1.31%
Switzerland                            25,446,873                              10.18%
Taiwan                                  1,506,684                               0.60%
United Kingdom                         56,280,294                              22.52%
United States                          11,969,000                               4.79%
                              ------------------------------    ----------------------
                               $      249,904,062                             100.00%
                              ==============================    ======================


Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim INVESCO ADR Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing rates. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At March 31, 2005, the U.S. Federal income tax cost basis was $204,397,008. The Maxim INVESCO ADR Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $46,931,118 and gross depreciation of securities in which there was an excess of tax cost over value of $1,424,064, resulting in net appreciation of $45,507,054.


Maxim Series Fund, Inc.

Maxim Index 600 Portfolio
Schedule of Investments
March 31, 2005
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

TRANSPORTATION --- 0.00%
      1,797 TIMCO Aviation Services Inc @*                                     0
            Convertible
            8.000% January 2, 2007

TOTAL BONDS --- 0.00%                                                         $0
(Cost $0)

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.53%
     12,229 AAR Corp*                                                    166,307
      4,300 Applied Signal Technology Inc                                 98,470
     13,005 Armor Holdings Inc ^^*                                       482,355
      9,250 Ceradyne Inc ^^*                                             206,923
      8,016 Cubic Corp ^^                                                151,823
      8,184 Curtiss-Wright Corp                                          466,488
     10,362 DRS Technologies Inc*                                        440,385
      6,725 EDO Corp                                                     202,086
     10,196 Engineered Support Systems Inc ^^                            545,690
      9,516 Esterline Technologies Corp*                                 328,778
     19,418 GenCorp Inc ^^                                               388,360
      8,595 Kaman Corp Class A                                           107,008
      7,990 Mercury Computer Systems Inc*                                220,364
      9,250 Moog Inc*                                                    416,712
     12,598 Teledyne Technologies Inc*                                   394,317
      6,071 Triumph Group Inc*                                           236,405
                                                                      $4,852,471

AGRICULTURE --- 0.59%
     28,508 Corn Products International Inc                              740,923
     14,667 Delta & Pine Land Co                                         396,009
                                                                      $1,136,932

AIR FREIGHT --- 0.39%
     17,500 EGL Inc*                                                     399,000
      8,214 Forward Air Corp ^^                                          349,752
                                                                        $748,752

AIRLINES --- 0.33%
     13,485 Frontier Airlines Inc ^^*                                    141,323
     11,477 Mesa Air Group Inc ^^*                                        80,339
     21,827 SkyWest Inc ^^                                               405,764
                                                                        $627,426

AUTO PARTS & EQUIPMENT --- 0.23%
      5,643 Midas Inc*                                                   128,830
      5,622 Standard Motor Products Inc                                   65,777
      9,300 Superior Industries International Inc ^^                     245,613
                                                                        $440,220

AUTOMOBILES --- 0.42%
      5,664 Coachmen Industries Inc                                       77,030
     21,075 Fleetwood Enterprises Inc ^^*                                183,352
     11,110 Monaco Coach Corp                                            179,426
     11,558 Winnebago Industries Inc ^^                                  365,233
                                                                        $805,041

BANKS --- 5.47%
     10,482 Boston Private Financial Holdings Inc                        248,948
     17,611 Chittenden Corp                                              459,119
     11,600 Community Bank System Inc                                    265,756
     19,916 East West Bancorp Inc                                        735,299
     14,564 First BanCorp (1)                                            615,329
     17,320 First Midwest Bancorp Inc                                    562,554
      8,903 First Republic Bank                                          288,190
     15,170 Gold Banc Corp Inc                                           212,835
     17,030 Hudson United Bancorp                                        600,308
      8,693 Irwin Financial Corp                                         200,113
      8,800 Nara Bancorp Inc ^^                                          123,640
      7,100 PrivateBancorp Inc ^^                                        223,011
     12,566 Provident Bankshares Corp                                    414,175
     26,660 Republic Bancorp Inc                                         360,976
      9,923 Riggs National Corp ^^                                       189,430
     27,029 South Financial Group Inc                                    825,466
     26,518 Southwest Bancorp of Texas Inc                               486,605
     17,111 Sterling Bancshares Inc                                      242,976
     17,630 Susquehanna Bancshares Inc ^^                                429,819
     28,173 TrustCo Bank Corp NY                                         323,708
     17,334 UCBH Holdings Inc ^^                                         691,627
     16,910 Umpqua Holdings Corp ^^                                      394,849
     14,949 United Bankshares Inc                                        495,410
     15,974 Whitney Holding Corp                                         711,003
      8,167 Wintrust Financial Corp                                      384,584
                                                                     $10,485,730

BIOTECHNOLOGY --- 0.20%
     11,844 ArQule Inc*                                                   55,785
     11,443 Enzo Biochem Inc                                             165,008
     18,059 Regeneron Pharmaceuticals Inc*                                92,281
     22,873 Savient Pharmaceuticals Inc*                                  62,901
                                                                        $375,975

BUILDING MATERIALS --- 0.95%
     10,355 Apogee Enterprises Inc                                       147,869
      7,215 ElkCorp                                                      277,489
     20,777 Lennox International Inc                                     454,809
     16,010 Simpson Manufacturing Co Inc ^^                              494,709
      8,440 Texas Industries Inc                                         453,650
                                                                      $1,828,526

CHEMICALS --- 1.83%
     11,596 A Schulman Inc                                               202,002
      8,858 Arch Chemicals Inc                                           252,187
      9,889 Cambrex Corp                                                 210,636
     12,895 Georgia Gulf Corp                                            592,912
     10,902 HB Fuller Co                                                 316,158
     15,200 Headwaters Inc ^^*                                           498,864
     10,471 MacDermid Inc ^^                                             340,308
      5,011 Material Sciences Corp*                                       67,398
     10,753 OM Group Inc*                                                327,106
     15,408 Omnova Solutions Inc*                                         82,741
      3,306 Penford Corp                                                  53,723
     34,785 PolyOne Corp*                                                308,891
      3,640 Quaker Chemical Corp                                          74,766
     12,155 Wellman Inc ^^                                               175,761
                                                                      $3,503,453

COMMUNICATIONS - EQUIPMENT --- 1.12%
      7,952 Audiovox Corp Class A*                                       101,308
      4,271 Bel Fuse Inc Class B ^^                                      129,411
     17,764 Belden CDT Inc                                               394,538
      6,603 Black Box Corp ^^                                            247,018
      4,806 Brooktrout Inc*                                               54,068
     18,044 C-Cor Inc*                                                   109,708
      8,497 Digi International Inc*                                      116,579
     27,436 Harmonic Inc ^^*                                             262,288
      8,779 Inter-Tel Inc ^^                                             215,086
      9,435 Network Equipment Technologies Inc ^^*                        53,119
      7,389 PC-Tel Inc*                                                   54,383
     17,505 SymmetriCom Inc ^^*                                          194,130
      5,110 Tollgrade Communications Inc*                                 35,259
      9,096 ViaSat Inc ^^*                                               170,004
                                                                      $2,136,899

COMPUTER HARDWARE & SYSTEMS --- 0.87%
     39,492 Adaptec Inc ^^*                                              189,167
     12,900 Avid Technology Inc ^^*                                      698,148
      9,547 Hutchinson Technology Inc ^^*                                332,045
     26,481 Pinnacle Systems Inc ^^*                                     148,029
      5,855 SBS Technologies Inc*                                         65,283
     10,000 Synaptics Inc ^^*                                            232,000
                                                                      $1,664,672

COMPUTER SOFTWARE & SERVICES --- 5.12%
     11,950 ANSYS Inc*                                                   408,810
      8,800 Altiris Inc ^^*                                              209,880
     11,339 CACI International Inc Class A*                              626,253
     22,257 CIBER Inc*                                                   161,808
     11,477 Captaris Inc*                                                 46,482
      4,215 Catapult Communications Corp*                                 89,990
      6,914 Concord Communications Inc ^^*                                69,970
     13,500 Digital Insight Corp ^^*                                     221,400
      5,950 EPIQ Systems Inc ^^*                                          77,231
     14,766 FactSet Research Systems Inc ^^                              487,426
     15,638 FileNET Corp*                                                356,234
     10,500 FindWhat.Com*                                                108,885
     15,198 Hyperion Solutions Corp*                                     670,384
     16,300 Internet Security Systems Inc ^^*                            298,290
     11,026 JDA Software Group Inc ^^*                                   154,805
     12,072 Kronos Inc ^^*                                               617,000
      7,589 MAXIMUS Inc                                                  254,004
     14,390 MICROS Systems Inc*                                          528,257
      8,694 MRO Software Inc*                                            121,977
      9,430 ManTech International Corp ^^*                               217,550
     11,345 Manhattan Associates Inc ^^*                                 231,098
      7,670 MapInfo Corp ^^*                                              92,347
     11,622 NYFIX Inc ^^*                                                 62,526
     16,211 Napster Inc ^^*                                              105,534
      9,346 Phoenix Technologies Ltd*                                     88,974
     13,896 Progress Software Corp*                                      364,353
      8,937 Radiant Systems Inc*                                          87,583
     13,271 SERENA Software Inc ^^*                                      315,319
      6,221 SPSS Inc*                                                    108,183
      8,500 Sonic Solutions ^^*                                          127,925
      7,856 TALX Corp                                                    142,665
     14,844 THQ Inc*                                                     417,710
     17,515 Take-Two Interactive Software Inc ^^*                        684,837
     14,319 Verity Inc*                                                  135,315
     14,590 WebEx Communications Inc ^^*                                 314,998
      9,008 Websense Inc*                                                484,630
     11,155 Zix Corp ^^*                                                  41,720
      8,230 j2 Global Communications Inc ^^*                             282,371
                                                                      $9,814,724

CONGLOMERATES --- 0.17%
      4,370 Standex International Corp                                   119,301
     12,526 Tredegar Corp                                                211,188
                                                                        $330,489

CONTAINERS --- 0.46%
     13,531 AptarGroup Inc                                               703,341
     12,331 Myers Industries Inc                                         173,990
                                                                        $877,331

COSMETICS & PERSONAL CARE --- 0.35%
     23,212 NBTY Inc*                                                    582,389
      5,100 Nature's Sunshine Products Inc                                87,567
                                                                        $669,956

DISTRIBUTORS --- 1.77%
      6,465 Advanced Marketing Services Inc*                              38,790
     10,296 Applied Industrial Technologies Inc                          280,051
     25,098 Hughes Supply Inc                                            746,666
      2,756 Lawson Products Inc                                          128,981
      4,807 Nash Finch Co ^^                                             182,618
     15,048 Owens & Minor Inc                                            408,553
     17,700 Performance Food Group Co*                                   489,936
     13,695 Priority Healthcare Corp*                                    296,223
     14,438 United Natural Foods Inc ^^*                                 413,360
      9,510 Watsco Inc                                                   400,371
                                                                      $3,385,549

ELECTRIC COMPANIES --- 1.21%
     11,300 ALLETE Inc ^^                                                472,905
      5,999 CH Energy Group Inc                                          274,154
      4,588 Central Vermont Public Service Corp                          103,138
     18,524 Cleco Corp                                                   394,561
     17,991 El Paso Electric Co*                                         341,829
      1,973 Green Mountain Power Corp                                     57,809
      5,221 UIL Holdings Corp ^^                                         264,444
     12,977 UniSource Energy Corp ^^                                     401,898
                                                                      $2,310,738

ELECTRONIC INSTRUMENT & EQUIP --- 5.88%
      9,374 AO Smith Corp ^^                                             270,627
     16,460 Acuity Brands Inc                                            444,420
     28,250 Aeroflex Inc*                                                263,573
     10,854 Agilysys Inc ^^                                              213,390
     13,145 Anixter International Inc*                                   475,192
     14,846 Artesyn Technologies Inc*                                    129,309
      5,042 BEI Technologies Inc                                         120,857
     11,530 Baldor Electric Co                                           297,589
     10,701 Bell Microproducts Inc ^^*                                    80,043
     15,727 Benchmark Electronics Inc*                                   500,590
      9,557 C&D Technologies Inc                                          96,048
     13,912 CTS Corp ^^                                                  180,856
     15,109 Checkpoint Systems Inc*                                      255,040
     16,687 Cognex Corp                                                  415,173
     11,602 Coherent Inc*                                                391,684
      6,600 Daktronics Inc ^^*                                           142,890
      7,565 Dionex Corp*                                                 412,293
     10,778 Electro Scientific Industries Inc*                           208,985
     26,344 Flir Systems Inc ^^*                                         798,223
      8,023 Gerber Scientific Inc*                                        58,407
      8,862 Global Imaging Systems Inc*                                  314,247
      8,171 Itron Inc ^^*                                                242,188
      5,767 Keithley Instruments Inc                                      93,022
      8,400 Littelfuse Inc*                                              240,660
      7,600 MTS Systems Corp                                             220,628
     10,827 MagneTek Inc*                                                 57,708
     13,792 Methode Electronics Inc Class A ^^                           167,021
      7,128 Park Electrochemical Corp                                    144,413
     14,278 Paxar Corp*                                                  304,693
      6,431 Photon Dynamics Inc ^^*                                      122,575
      5,518 Planar Systems Inc ^^*                                        49,772
      7,513 RadiSys Corp*                                                106,384
     11,056 Regal-Beloit Corp                                            318,302
      6,341 Rogers Corp ^^*                                              253,640
     16,074 Roper Industries Inc (1)                                   1,052,847
      4,800 ScanSource Inc ^^*                                           248,784
     15,342 Technitrol Inc                                               228,903
     19,690 Trimble Navigation Ltd*                                      665,719
     10,563 Veeco Instruments Inc ^^*                                    158,973
     11,637 Vicor Corp                                                   121,490
      4,055 Woodward Governor Co ^^                                      290,744
      7,363 X-Rite Inc                                                   110,740
                                                                     $11,268,642

ELECTRONICS - SEMICONDUCTOR --- 2.73%
     11,914 ATMI Inc*                                                    298,327
      9,504 Actel Corp*                                                  146,172
     10,221 Advanced Energy Industries Inc*                               98,837
     11,352 Alliance Semiconductor Corp*                                  28,266
     37,905 Axcelis Technologies Inc*                                    276,706
     17,058 Brooks Automation Inc*                                       258,940
      8,199 Cohu Inc                                                     130,774
     13,985 Cymer Inc*                                                   374,378
     10,605 DSP Group Inc*                                               273,185
      6,588 DuPont Photomasks Inc*                                       175,702
     13,358 ESS Technology Inc*                                           70,397
     15,836 Exar Corp ^^*                                                212,202
     11,003 FEI Co ^^*                                                   254,719
      9,889 Helix Technology Corp                                        152,983
     26,548 Kopin Corp*                                                   81,502
     19,498 Kulicke & Soffa Industries Inc*                              122,642
     23,158 Microsemi Corp*                                              377,244
     10,013 Pericom Semiconductor Corp*                                   85,811
     12,376 Photronics Inc ^^*                                           224,006
     11,793 Power Integrations Inc*                                      246,356
      5,703 Rudolph Technologies Inc*                                     85,887
     59,540 Skywork Solutions Inc ^^*                                    378,079
      7,041 Standard Microsystems Corp*                                  122,232
      4,957 Supertex Inc*                                                 90,763
      8,961 Ultratech Inc ^^*                                           130,831
     13,854 Varian Semiconductor Equipment Associates Inc*               526,591
                                                                      $5,223,532

ENGINEERING & CONSTRUCTION --- 0.72%
      5,817 EMCOR Group Inc*                                             272,352
     10,125 Insituform Technologies Inc Class A*                         146,914
     24,344 Shaw Group Inc ^^*                                           530,699
     14,914 URS Corp*                                                    428,778
                                                                      $1,378,743

FINANCIAL SERVICES --- 2.44%
      7,954 Anchor Bancorp Wisconsin Inc                                 223,587
     20,000 BankAtlantic Bancorp Inc Class B                             348,000
     10,681 BankUnited Financial Corp                                    286,892
     23,380 Brookline Bancorp Inc ^^                                     348,362
     14,920 Commercial Federal Corp                                      411,792
     12,735 Dime Community Bancshares                                    193,572
      9,033 Downey Financial Corp                                        555,800
      6,585 Financial Federal Corp                                       232,911
      6,234 FirstFed Financial Corp*                                     317,996
     17,714 Flagstar Bancorp Inc ^^                                      346,309
     26,935 Fremont General Corp ^^                                      592,301
     12,160 MAF Bancorp Inc                                              505,126
      8,710 Sterling Financial Corp                                      310,947
                                                                      $4,673,595

FOOD & BEVERAGES --- 1.01%
      6,942 American Italian Pasta Co Class A ^^                         190,211
     14,962 Flowers Foods Inc                                            422,078
     12,594 Hain Celestial Group Inc ^^*                                 234,752
      2,958 J&J Snack Foods Corp                                         138,523
     10,725 Lance Inc                                                    172,351
     11,260 Ralcorp Holdings Inc                                         533,161
      5,800 Sanderson Farms Inc                                          250,618
                                                                      $1,941,694

GOLD, METALS & MINING --- 2.58%
      4,842 AM Castle & Co*                                               61,009
      9,800 AMCOL International Corp                                     183,848
     10,249 Aleris International Inc*                                    255,713
      7,300 Brush Engineered Materials Inc ^^*                           138,919
      9,300 Carpenter Technology Corp                                    552,513
     10,445 Century Aluminum Co*                                         316,066
      8,230 Cleveland-Cliffs Inc ^^                                      599,720
     22,358 Commercial Metals Co                                         757,713
     28,862 Massey Energy Co ^^ (1)                                    1,155,634
      9,515 Quanex Corp ^^                                               507,340
      8,225 RTI International Metals Inc ^^*                             192,465
      9,472 Ryerson Tull Inc ^^                                          120,010
      4,598 Steel Technologies Inc ^^                                    110,306
                                                                      $4,951,256

HARDWARE & TOOLS --- 0.68%
     14,242 Florida Rock Industries Inc ^^ (1)                           837,714
     10,095 Griffon Corp ^^*                                             216,134
      6,520 Universal Forest Products Inc                                253,302
                                                                      $1,307,150

HEALTH CARE RELATED --- 5.03%
     19,288 AMERIGROUP Corp*                                             705,169
     18,555 Accredo Health Inc*                                          824,028
     11,067 AmSurg Corp ^^*                                              279,995
      5,800 Amedisys Inc ^^*                                             175,450
     12,580 American Healthways Inc ^^*                                  415,392
     15,770 Centene Corp*                                                472,942
     12,392 Cerner Corp ^^*                                              650,704
      4,739 Chemed Corp                                                  362,439
      9,930 Cross Country Healthcare Inc*                                166,427
      8,454 Cryolife Inc ^^*                                              52,330
      4,859 Curative Health Services Inc*                                 16,521
     15,799 Dendrite International Inc*                                  221,818
      9,100 Gentiva Health Services Inc*                                 147,238
     24,652 Hooper Holmes Inc                                             94,171
      6,800 LCA-Vision Inc                                               226,440
      6,500 LabOne Inc ^^*                                               224,120
     13,647 NDCHealth Corp                                               218,079
     17,498 OCA Inc ^^*                                                   74,367
     13,025 Odyssey Healthcare Inc ^^*                                   153,174
      9,951 PAREXEL International Corp ^^*                               233,849
      8,703 Pediatrix Medical Group Inc*                                 596,939
     20,062 Pharmaceutical Product Development Inc* (1)                  972,004
     18,919 Province Healthcare Co*                                      455,759
      6,218 RehabCare Group Inc*                                         178,519
      6,400 SFBC International Inc ^^*                                   225,536
     10,162 Sierra Health Services Inc*                                  648,742
      7,114 Sunrise Senior Living Inc ^^*                                345,740
     10,950 United Surgical Partners International Inc ^^*               501,182
                                                                      $9,639,074

HOMEBUILDING --- 2.39%
     27,541 Champion Enterprises Inc ^^*                                 258,885
     14,316 MDC Holdings Inc (1)                                         997,109
      8,800 Meritage Homes Corp ^^*                                      518,496
      2,239 NVR Inc*(1)                                                1,757,615
      2,922 Skyline Corp                                                 112,468
     12,864 Standard Pacific Corp                                        928,652
                                                                      $4,573,225

HOTELS/MOTELS --- 0.11%
     10,462 Marcus Corp                                                  214,471
                                                                        $214,471

HOUSEHOLD GOODS --- 1.21%
      8,448 Applica Inc*                                                  42,747
      4,136 Bassett Furniture Industries Inc                              81,479
      5,130 Department 56 Inc*                                            89,570
      5,462 Enesco Group Inc*                                             36,322
     13,524 Ethan Allen Interiors Inc ^^                                 432,768
     10,209 Fedders Corp                                                  28,381
     18,514 Interface Inc*                                               126,265
     19,798 La-Z-Boy Inc                                                 275,192
      5,183 Libbey Inc                                                   108,843
      2,167 National Presto Industries Inc                                87,330
     16,250 Rayovac Corp*                                                676,000
      6,382 Russ Berrie & Co Inc                                         121,577
      6,256 WD-40 Co                                                     203,257
                                                                      $2,309,731

INSURANCE RELATED --- 2.44%
     11,322 Delphi Financial Group Inc Class A                           486,846
     13,622 Hilb Rogal & Hobbs Co ^^                                     487,668
      7,800 Infinity Property & Casualty Corp                            243,828
      6,838 LandAmerica Financial Group Inc ^^                           342,105
      7,712 Philadelphia Consolidated Holding Corp*                      597,911
      9,650 Presidential Life Corp                                       157,102
     11,100 ProAssurance Corp*                                           438,450
      8,822 RLI Corp                                                     365,672
      3,749 SCPIE Holdings Inc*                                           41,351
     10,665 Selective Insurance Group Inc                                493,043
      6,859 Stewart Information Services Corp                            257,350
     15,267 UICI                                                         370,225
      7,508 Zenith National Insurance Corp ^^                            389,365
                                                                      $4,670,916

INVESTMENT BANK/BROKERAGE FIRM --- 0.35%
     15,900 Investment Technology Group Inc*                             278,250
      7,910 Piper Jaffray Cos Inc ^^*                                    289,427
      6,058 SWS Group Inc                                                 97,110
                                                                        $664,787

LEISURE & ENTERTAINMENT --- 2.55%
      5,067 4Kids Entertainment Inc ^^*                                  112,031
      6,974 Action Performance Cos Inc ^^                                 92,266
      6,016 Arctic Cat Inc                                               162,793
     10,684 Argosy Gaming Co*                                            490,609
     13,245 Aztar Corp*                                                  378,277
     12,855 Bally Total Fitness ^^*                                       44,735
      9,904 JAKKS Pacific Inc ^^*                                        212,639
     17,704 K2 Inc*                                                      243,430
      6,360 Meade Instruments Corp*                                       18,508
     10,600 Multimedia Games Inc ^^*                                      82,256
     11,835 Nautilus Group Inc ^^                                        281,200
     15,112 Pinnacle Entertainment Inc*                                  251,615
     16,386 Polaris Industries Inc (1)                                 1,150,789
     19,841 SCP Pool Corp                                                632,134
     13,527 Shuffle Master Inc ^^*                                       391,742
      9,100 Sturm Ruger & Co Inc                                          63,063
      9,923 WMS Industries Inc ^^*                                       279,432
                                                                      $4,887,519

MACHINERY --- 5.14%
     12,084 Albany International Corp Class A                            372,912
      6,966 Astec Industries Inc*                                        153,600
      8,033 Barnes Group Inc                                             218,257
     19,528 Briggs & Stratton Corp                                       711,014
      9,735 CLARCOR Inc                                                  505,831
      6,360 CUNO Inc*                                                    326,840
      7,573 Gardner Denver Inc*                                          299,209
     19,260 IDEX Corp                                                    777,141
     18,882 JLG Industries Inc                                           406,907
     10,729 Kaydon Corp                                                  336,891
      4,491 Lindsay Manufacturing Co ^^                                   85,688
      6,102 Lydall Inc*                                                   67,732
     11,189 Manitowoc Co Inc                                             451,924
     16,319 Milacron Inc ^^*                                              49,773
     13,892 Mueller Industries Inc                                       391,060
     13,832 Oshkosh Truck Corp                                         1,134,086
     11,288 Reliance Steel & Aluminum Co                                 451,633
      4,845 Robbins & Myers Inc                                          106,638
     10,934 Stewart & Stevenson Services Inc                             250,279
      5,557 Thomas Industries Inc                                        220,279
     34,656 Timken Co                                                    947,495
      8,236 Toro Co                                                      728,886
      7,663 Valmont Industries Inc                                       171,038
     11,651 Wabash National Corp                                         284,284
     10,927 Watts Water Technologies Inc                                 356,329
      5,594 Wolverine Tube Inc*                                           50,066
                                                                      $9,855,792

MEDICAL PRODUCTS --- 6.03%
     14,159 Advanced Medical Optics Inc ^^*                              512,697
     23,178 American Medical Systems Holdings Inc*                       398,198
      4,773 Analogic Corp                                                206,432
      8,924 ArthroCare Corp ^^*                                          254,334
      8,800 BioLase Technology Inc ^^                                     74,800
      6,405 Biosite Inc ^^*                                              333,252
     11,325 CONMED Corp*                                                 341,109
     16,281 Cooper Cos Inc                                             1,186,885
      8,500 Cyberonics Inc ^^*                                           375,445
      7,500 DJ Orthopedics Inc ^^*                                       187,875
      5,180 Datascope Corp                                               158,404
     10,028 Diagnostic Products Corp                                     484,352
      9,860 Haemonetics Corp*                                            415,698
      7,950 Hologic Inc ^^*                                              253,406
      5,185 ICU Medical Inc ^^*                                          184,068
     12,808 IDEXX Laboratories Inc*                                      693,681
     17,150 Immucor Inc*                                                 517,759
      9,272 Integra LifeSciences Holdings ^^*                            326,560
      9,722 Intermagnetics General Corp*                                 236,633
     11,944 Invacare Corp                                                533,061
      4,300 Kensey Nash Corp ^^*                                         116,444
     13,392 Mentor Corp ^^                                               429,883
     10,000 Merit Medical Systems Inc*                                   119,900
      6,470 Osteotech Inc*                                                24,586
     10,540 PolyMedica Corp ^^                                           334,750
      6,604 Possis Medical Inc ^^*                                        55,275
     12,992 ResMed Inc*                                                  732,749
     13,503 Respironics Inc*                                             786,820
      6,273 SurModics Inc ^^*                                            200,171
     15,169 Sybron Dental Specialties Inc*                               544,567
     11,344 Theragenics Corp*                                             39,023
     11,123 Viasys Healthcare Inc ^^*                                    212,227
      3,519 Vital Signs Inc                                              140,373
      8,120 Wilson Greatbatch Technologies Inc ^^*                       148,109
                                                                     $11,559,526

OFFICE EQUIPMENT & SUPPLIES --- 0.69%
     16,886 Brady Corp Class A                                           546,262
      6,196 Imagistics International Inc*                                216,426
     12,515 United Stationers Inc*                                       566,304
                                                                      $1,328,992

OIL & GAS --- 6.61%
      5,162 Atwood Oceanics Inc*                                         343,479
     12,277 Cabot Oil & Gas Corp Class A                                 677,077
     14,555 Cal Dive International Inc*                                  659,341
      5,503 Carbo Ceramics Inc                                           386,035
     15,780 Cimarex Energy Co ^^*                                        614,947
      4,485 Dril-Quip Inc*                                               137,869
     10,270 Frontier Oil Corp ^^                                         372,390
      8,101 Hydril Co*                                                   473,179
     25,928 Input/Output Inc ^^*                                         167,236
     11,149 Lone Star Technologies Inc ^^*                               439,605
     16,166 Maverick Tube Corp*                                          525,557
      9,738 Oceaneering International Inc*                               365,175
      8,808 Offshore Logistics Inc*                                      293,483
     27,060 Patina Oil & Gas Corp                                      1,082,400
      7,000 Penn Virginia Corp                                           321,300
      6,300 Petroleum Development Corp*                                  237,447
      9,477 Remington Oil & Gas Corp ^^*                                 298,715
      6,980 SEACOR SMIT Inc*                                             444,277
     13,866 Southwestern Energy Co*                                      787,034
     11,624 Spinnaker Exploration Co*                                    413,001
     10,939 St Mary Land & Exploration Co ^^                             547,497
      9,599 Stone Energy Corp*                                           466,223
     10,620 Swift Energy Co ^^*                                          302,033
      8,476 TETRA Technologies Inc*                                      241,057
     15,847 Unit Corp*                                                   715,809
     12,679 Veritas DGC Inc ^^*                                          379,863
     22,778 Vintage Petroleum Inc                                        716,596
     10,534 W-H Energy Services Inc*                                     252,079
                                                                     $12,660,704

PAPER & FOREST PRODUCTS --- 0.81%
     12,647 Buckeye Technologies Inc*                                    136,588
     10,751 Caraustar Industries Inc ^^*                                 138,688
      7,416 Chesapeake Corp                                              155,884
      4,656 Deltic Timber Corp                                           182,050
      5,700 Neenah Paper Inc ^^                                          191,634
      6,146 Pope & Talbot Inc                                            108,047
     12,636 Rock-Tenn Co Class A                                         168,059
      5,792 Schweitzer-Mauduit International Inc                         194,322
     19,600 Wausau-Mosinee Paper Corp                                    277,144
                                                                      $1,552,416

PERSONAL LOANS --- 0.24%
     11,122 Cash America International Inc                               243,905
      7,790 Rewards Network Inc*                                          32,406
      7,200 World Acceptance Corp*                                       183,744
                                                                        $460,055

PHARMACEUTICALS --- 1.08%
     17,794 Alpharma Inc Class A ^^                                      219,222
      5,600 Bradley Pharmaceuticals Inc ^^*                               53,536
     13,600 Connetics Corp ^^*                                           343,944
     27,088 MGI Pharma Inc*                                              684,514
     20,656 Medicis Pharmaceutical Corp Class A ^^                       618,441
      8,890 Noven Pharmaceuticals Inc*                                   150,774
                                                                      $2,070,431

POLLUTION CONTROL --- 0.33%
     18,148 Waste Connections Inc*                                       630,643
                                                                        $630,643

PRINTING & PUBLISHING --- 0.56%
     13,589 Bowne & Co Inc ^^                                            204,379
      4,870 Consolidated Graphics Inc*                                   256,162
     10,602 John H Harland Co                                            364,285
      9,894 Standard Register Co                                         124,664
      4,875 Thomas Nelson Inc                                            115,294
                                                                      $1,064,784

RAILROADS --- 0.24%
     24,145 Kansas City Southern ^^*                                     465,033
                                                                        $465,033

REAL ESTATE --- 3.18%
     11,800 CRT Properties Inc REIT                                      257,004
     15,313 Capital Automotive REIT ^^                                   507,167
     10,421 Colonial Properties Trust REIT ^^                            400,271
     19,700 Commercial Net Lease Realty Inc REIT                         363,465
      9,500 Entertainment Properties REIT                                393,585
      8,767 Essex Property Trust REIT                                    605,800
     11,107 Gables Residential Trust REIT                                369,863
     12,105 Glenborough Realty Trust Inc REIT                            231,448
     10,946 Kilroy Realty Corp REIT ^^                                   447,801
     18,380 Lexington Corporate Properties Trust REIT ^^                 403,257
     19,323 New Century Financial Corp REIT (1)                          904,703
      5,400 Parkway Properties Inc REIT                                  252,180
     17,676 Shurgard Storage Centers Inc REIT                            724,362
      6,000 Sovran Self Storage Inc REIT ^^                              237,780
                                                                      $6,098,686

RESTAURANTS --- 2.79%
     13,770 CEC Entertainment Inc*                                       503,982
      7,630 IHOP Corp                                                    363,798
     13,907 Jack In The Box Inc*                                         515,950
      9,093 Landry's Seafood Restaurants Inc                             262,970
      7,530 Lone Star Steakhouse & Saloon Inc                            217,655
      8,092 O'Charley's Inc*                                             175,920
      9,789 PF Changs China Bistro Inc ^^*                               585,382
     11,486 Panera Bread Co Class A ^^*                                  649,304
      5,361 Papa John's International Inc ^^*                            186,134
     13,007 Rare Hospitality International Inc*                          401,656
     15,910 Ryan's Restaurant Group Inc*                                 231,172
     22,880 Sonic Corp*                                                  764,192
     10,492 Steak N Shake Co*                                            203,020
     20,780 Triarc Cos Inc ^^                                            287,387
                                                                      $5,348,522

RETAIL --- 6.05%
     16,765 Aaron Rents Inc ^^                                           335,300
      5,243 Building Materials Holding Corp                              233,209
     11,989 Burlington Coat Factory Warehouse Corp                       344,084
     18,970 Casey's General Stores Inc                                   340,891
      7,878 Cato Corp Class A                                            254,066
      7,870 Children's Place*                                            375,793
     13,524 Christopher & Banks Corp ^^                                  238,022
      8,283 Cost Plus Inc*                                               222,647
      9,826 Dress Barn Inc ^^*                                           179,030
      6,740 Electronics Boutique Holdings Corp ^^*                       289,618
     14,877 Freds Inc ^^                                                 255,438
     19,200 GameStop Corp*                                               428,160
      8,498 Genesco Inc ^^*                                              241,513
      9,937 Goody's Family Clothing Inc                                   89,731
     10,674 Great Atlantic & Pacific Tea Co Inc ^^*                      159,043
      8,756 Group 1 Automotive Inc*                                      230,283
      9,630 Guitar Center Inc*                                           528,013
     11,751 Gymboree Corp*                                               147,358
      7,166 Hancock Fabrics Inc ^^                                        53,315
      8,535 Haverty Furniture Inc                                        130,159
      8,900 Hibbett Sporting Goods Inc*                                  267,356
     17,244 Hot Topic Inc ^^*                                            376,781
     18,841 Insight Enterprises Inc ^^*                                  330,848
      7,157 J Jill Group Inc*                                             98,480
      8,646 Jo-Ann Stores Inc*                                           242,866
     17,089 Linens 'n Things Inc*                                        424,320
     12,400 Longs Drug Stores Corp ^^                                    424,328
     13,087 Men's Wearhouse Inc*                                         552,402
     10,680 Movie Gallery Inc                                            306,302
     21,706 Pep Boys - Manny Moe & Jack ^^                               381,591
     14,000 Select Comfort Corp ^^*                                      286,160
     11,209 ShopKo Stores Inc*                                           249,064
     13,600 Sonic Automotive Inc                                         308,856
      6,900 Stage Stores Inc ^^*                                         264,891
     12,909 Stein Mart Inc ^^*                                           290,453
      8,450 TBC Corp*                                                    235,417
     13,193 Too Inc*                                                     325,471
     13,368 Tractor Supply Co*                                           583,513
     19,382 Zale Corp ^^*                                                576,033
                                                                     $11,600,805

SHOES --- 0.66%
      6,943 Brown Shoe Co Inc                                            237,937
     11,576 K-Swiss Inc                                                  382,355
     13,704 Stride Rite Corp                                             182,263
     21,777 Wolverine World Wide Inc                                     466,681
                                                                      $1,269,236

SPECIALIZED SERVICES --- 3.72%
     16,819 ABM Industries Inc                                           323,429
     11,803 ADVO Inc                                                     442,022
      8,804 Administaff Inc ^^                                           128,538
      3,443 Angelica Corp                                                 96,404
     11,863 Arbitron Inc                                                 508,923
      5,891 CDI Corp                                                     130,368
      2,935 CPI Corp                                                      44,319
      8,765 Carreker Corp*                                                49,172
     11,885 Central Parking Corp                                         204,184
      9,562 Coinstar Inc*                                                202,714
      8,004 G&K Services Inc Class A                                     322,481
     13,511 Global Payments Inc                                          871,324
      7,297 Heidrick & Struggles International Inc*                      268,311
      3,917 Insurance Auto Auctions Inc*                                 109,088
      6,590 Intrado Inc ^^*                                               81,057
     16,080 Labor Ready Inc*                                             299,892
      5,588 Mobile Mini Inc*                                             225,811
     12,130 NCO Group Inc*                                               237,142
      9,516 On Assignment Inc*                                            48,532
     16,205 PRG-Schultz International Inc*                                81,187
      7,216 Pegasus Solutions Inc*                                        85,293
      5,265 Pre-Paid Legal Services Inc ^^                               178,168
      5,941 SOURCECORP Inc*                                              119,652
      8,632 School Specialty Inc*                                        338,029
     23,130 Spherion Corp ^^*                                            173,244
      4,787 StarTek Inc ^^                                                80,422
     21,372 Tetra Tech Inc*                                              269,715
      3,547 Vertrue Inc ^^*                                              125,706
      8,400 Viad Corp ^^                                                 225,960
      4,418 Volt Information Sciences Inc*                               106,695
     12,354 Watson Wyatt & Co Holdings                                   336,029
     18,543 eFunds Corp*                                                 413,880
                                                                      $7,127,691

TELEPHONE & TELECOMMUNICATIONS --- 0.32%
      6,601 Boston Communications Group Inc ^^*                           46,999
      8,030 Commonwealth Telephone Enterprises Inc*                      378,534
     20,020 General Communication Inc Class A*                           182,783
      1,060 Metrocall Inc (rights) @*                                          0
                                                                        $608,316

TEXTILES --- 1.50%
      5,118 Ashworth Inc*                                                 58,294
     17,400 Finish Line Inc                                              402,810
     21,302 Fossil Inc ^^*                                               552,254
      2,351 Haggar Corp                                                   47,467
     10,548 Kellwood Co ^^                                               303,677
      4,481 OshKosh B'Gosh Inc Class A                                   136,671
      5,802 Oxford Industries Inc                                        212,295
     11,302 Phillips-Van Heusen Corp                                     301,085
     21,840 Quiksilver Inc*                                              634,015
     12,410 Russell Corp                                                 224,373
                                                                      $2,872,941

TOBACCO --- 0.06%
     17,228 DIMON Inc ^^                                                 107,675
                                                                        $107,675

TRANSPORTATION --- 1.50%
      9,141 Arkansas Best Corp                                           345,347
     23,076 Heartland Express Inc                                        441,905
      8,927 Kirby Corp*                                                  375,202
     17,802 Knight Transportation Inc                                    439,175
     23,052 Landstar System Inc*                                         754,953
     10,654 USF Corp ^^                                                  514,162
                                                                      $2,870,744

UTILITIES --- 3.14%
     30,154 Atmos Energy Corp                                            814,158
     18,351 Avista Corp                                                  321,143
      4,279 Cascade Natural Gas Corp                                      85,409
     13,881 Energen Corp                                                 924,475
      8,016 Laclede Group Inc                                            234,067
     10,156 New Jersey Resources Corp                                    442,091
     10,448 Northwest Natural Gas Co                                     377,904
     29,118 Piedmont Natural Gas Co Inc ^^                               670,879
     36,804 Southern Union Co                                            924,148
     13,721 Southwest Gas Corp                                           331,499
     19,566 UGI Corp                                                     888,688
                                                                      $6,014,461

WATER --- 0.1%
      6,369 American States Water Co                                     161,136
                                                                        $161,136

TOTAL COMMON STOCK --- 98.86%                                       $189,427,808
(Cost $156,281,092)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  1,733,000 Federal Home Loan Bank                                     1,733,000
                  2.433% April 1, 2005
    450,000 United States of America (1)                                 448,597
                  2.346%, May 19, 2005

TOTAL SHORT-TERM INVESTMENTS --- 1.14%                                $2,181,597
(Cost $2,181,597)

TOTAL MAXIM INDEX 600 PORTFOLIO --- 100%                            $191,609,405
(Cost $158,462,689)

Legend
* Non-income Producing Security (1) Collateral or Segregated Assets for Futures @ Security has no market value at March 31, 2005.
^^ A portion or all of the security is on loan at March 31, 2005.
REIT - Real Estate Investment Trust

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim Index 600 Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At March 31, 2005, the U.S. Federal income tax cost basis was $159,223,642. The Maxim Index 600 Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $40,232,816 and gross depreciation of securities in which there was an excess of tax cost over value of $7,847,053, resulting in net appreciation of $32,385,763.

As of March 31, 2005, the Maxim Index 600 Portfolio had 8 open Russell 2000 futures contracts. The contracts expire in June 2005 and the Portfolio has recorded unrealized depreciation of $53,900.


Maxim Series Fund, Inc.

Maxim Janus Large Cap Growth Portfolio
Schedule of Investments
March 31, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 3.80%
    198,595 Lockheed Martin Corp                                      12,126,211
                                                                     $12,126,211

AUTO PARTS & EQUIPMENT --- 1.74%
    110,160 Advance Auto Parts Inc*                                    5,557,572
                                                                      $5,557,572

BANKS --- 9.18%
    353,725 Bank of America Corp                                      15,599,273
    228,330 Wells Fargo & Co                                          13,654,134
                                                                     $29,253,407

BIOTECHNOLOGY --- 8.11%
    317,225 Genentech Inc*                                            17,958,107
    113,765 Invitrogen Corp*                                           7,872,538
                                                                     $25,830,645

COMPUTER HARDWARE & SYSTEMS --- 8.00%
    611,190 Apple Computer Inc*                                       25,468,287
                                                                     $25,468,287

COMPUTER SOFTWARE & SERVICES --- 12.61%
    321,640 Electronic Arts Inc*                                      16,654,519
    253,830 Yahoo! Inc*                                                8,604,837
    400,375 eBay Inc*                                                 14,917,972
                                                                     $40,177,328

CONGLOMERATES --- 1.83%
     67,925 3M Co                                                      5,820,493
                                                                      $5,820,493

ELECTRONICS - SEMICONDUCTOR --- 2.88%
    359,885 Texas Instruments Inc                                      9,173,469
                                                                      $9,173,469

HEALTH CARE RELATED --- 13.85%
    300,900 Aetna Inc                                                 22,552,455
    226,170 UnitedHealth Group Inc                                    21,572,095
                                                                     $44,124,550

HOUSEHOLD GOODS --- 6.56%
    162,965 Energizer Holdings Inc*                                    9,745,307
    210,115 Procter & Gamble Co                                       11,136,096
                                                                     $20,881,403

INSURANCE RELATED --- 4.64%
    192,420 Allstate Corp                                             10,402,225
      1,533 Berkshire Hathaway Inc Class B*                            4,378,248
                                                                     $14,780,473

OIL & GAS --- 4.75%
     87,620 Murphy Oil Corp                                            8,650,723
    161,440 Suncor Energy Inc                                          6,491,502
                                                                     $15,142,225

PERSONAL LOANS --- 2.73%
    106,540 American Express Co                                        5,472,960
     64,855 SLM Corp ^^                                                3,232,373
                                                                      $8,705,333

RESTAURANTS --- 0.55%
     38,140 Outback Steakhouse Inc                                     1,746,431
                                                                      $1,746,431

RETAIL --- 4.51%
     87,410 JC Penney Co Inc                                           4,538,327
    154,035 Kohl's Corp*                                               7,952,827
     59,240 Staples Inc                                                1,861,913
                                                                     $14,353,067

SHOES --- 5.10%
    194,820 NIKE Inc Class B                                          16,230,454
                                                                     $16,230,454

UTILITIES --- 1.07%
    208,075 AES Corp*                                                  3,408,268
                                                                      $3,408,268

WHOLE LOAN --- 5.03%
    145,730 GSR Mortgage Loan Trust                                   16,028,843
                                                                     $16,028,843

TOTAL COMMON STOCK --- 96.94%                                       $308,808,459
(Cost $233,259,978)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  9,737,000 Federal Home Loan Bank                                     9,737,000
                  2.433% April 1, 2005

TOTAL SHORT-TERM INVESTMENTS --- 3.06%                                $9,737,000
(Cost $9,737,000)

TOTAL MAXIM JANUS LARGE CAP GROWTH PORTFOLIO --- 100%               $318,545,459
(Cost $242,996,978)

Legend
* Non-income Producing Security
^^ A portion or all of the security is on loan at March 31, 2005.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim Janus Large Cap Growth Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At March 31, 2005, the U.S. Federal income tax cost basis was $243,023,934. The Maxim Janus Large Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $76,115,816 and gross depreciation of securities in which there was an excess of tax cost over value of $594,291, resulting in net appreciation of $75,521,525.


Maxim Series Fund, Inc.

Maxim Loomis Sayles Bond Portfolio
Schedule of Investments
March 31, 2005
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 0.27%
    847,538 Milit-Air Inc                                                750,678
        CAD Bonds
            5.750% June 30, 2019
                                                                        $750,678

AGENCY --- 7.69%
  9,000,000 Fannie Mae **                                              5,357,856
        SGD 2.290% February 19, 2009
  2,000,000 Fannie Mae ** ^^                                           1,943,000
            2.375% February 15, 2007
 14,150,000 Fannie Mae ~                                               8,466,551
        NZD 7.310% October 29, 2007
  4,250,000 Freddie Mac **                                             4,161,107
            3.625% September 15, 2008
    400,000 Freddie Mac **                                               537,790
        EUR 4.625% February 15, 2007
    500,000 Freddie Mac **                                               307,978
        SGD 3.220% June 20, 2007
                                                                     $20,774,282

AIRLINES --- 4.81%
    511,399 American Airlines Inc                                        513,956
            Pass Thru Certificates
            6.978% October 1, 2012
    125,000 American Airlines Inc ^^                                     126,789
            Pass Thru Certificates
            7.024% October 15, 2009
    124,857 Atlas Air Inc                                                 65,989
            Pass Thru Certificates
            8.770% January 2, 2011
    394,351 Atlas Air Inc                                                361,466
            Pass Thru Certificates
            9.057% January 2, 2014
    124,877 Atlas Air Inc                                                123,978
            Pass Thru Certificates
            7.200% January 2, 2019
  1,071,637 Atlas Air Inc                                                881,078
            Pass Thru Certificates
            7.680% January 2, 2014
  1,326,184 Atlas Air Inc                                              1,074,729
            Pass Thru Certificates
            7.630% January 2, 2015
    936,633 Atlas Air Inc                                                926,498
            Pass Thru Certificates
            7.380% January 2, 2018
  1,008,218 Continental Airlines Inc                                     964,341
            Pass Thru Certificates
            6.703% June 15, 2021
  2,154,905 Continental Airlines Inc                                   2,045,188
            Pass Thru Certificates
            6.648% March 15, 2019
    101,516 Continental Airlines Inc ^^                                   87,206
            Pass Thru Certificates
            8.307% October 2, 2019
  5,642,736 Continental Airlines Inc ^^                                5,501,737
            Pass Thru Certificates
            6.545% August 2, 2020
    306,020 US Airways                                                   305,748
            Pass Thru Certificates
            6.850% January 30, 2018
                                                                     $12,978,703

AUTO PARTS & EQUIPMENT --- 0.68%
  2,320,000 Delphi Corp ^^                                             1,843,542
            Debentures
            7.125% May 1, 2029
                                                                      $1,843,542

AUTOMOBILES --- 0.77%
  2,075,000 Ford Motor Co                                              1,706,943
            Debentures
            6.375% February 1, 2029
    500,000 General Motors Corp                                          376,298
            Bonds
            6.750% May 1, 2028
                                                                      $2,083,241

BANKS --- 3.08%
125,000,000 Barclays Bank #                                            3,138,412
        THB Bonds
            4.160% February 22, 2010
159,000,000 Barclays Bank # ^                                          3,976,626
        THB Bonds
            4.100% March 22, 2010
  1,000,000 Keycorp Capital III                                        1,205,138
            Company Guaranteed Notes
            7.750% July 15, 2029
                                                                      $8,320,176

BIOTECHNOLOGY --- 0.40%
    850,000 Chiron Corp                                                  787,313
            Convertible
            1.625% August 1, 2033
    200,000 Nektar Therapeutic                                           190,000
            Convertible
            3.500% October 17, 2007
    100,000 Regeneron Pharmaceuticals Inc                                 91,750
            Convertible
            5.500% October 17, 2008
                                                                      $1,069,063

BROADCAST/MEDIA --- 1.23%
  2,000,000 Charter Communications Holdings LLC ^^                     1,565,000
            Senior Notes
            9.625% November 15, 2009
  1,000,000 Clear Channel Communications Inc                             962,474
            Notes
            4.250% May 15, 2009
    800,000 Rogers Communications Inc Class B                            784,000
            Convertible
            2.000% November 26, 2005
                                                                      $3,311,474

CANADIAN - FEDERAL --- 7.18%
 12,085,000 Government of Canada                                      10,256,815
        CAD Bonds
            4.500% September 1, 2007
  3,800,000 Government of Canada                                       3,210,131
        CAD Bonds
            4.250% September 1, 2008
    500,000 Government of Canada                                         443,841
        CAD Bonds
            6.000% June 1, 2008
  6,525,000 Government of Canada                                       5,466,178
        CAD Bonds
            6.000% September 1, 2005
                                                                     $19,376,965

CANADIAN - PROVINCIAL --- 7.59%
  3,943,115 Province of Alberta                                        3,539,905
        CAD Debentures
            5.930% September 16, 2016
  2,925,000 Province of British Columbia                               2,500,891
        CAD Debentures
            5.250% December 1, 2006
  1,500,000 Province of British Columbia                               1,329,392
        CAD Debentures
            6.000% June 9, 2008
 11,300,000 Province of Manitoba                                       9,934,509
        CAD Debentures
            5.750% June 2, 2008
  3,750,000 Province of Ontario                                        3,182,835
        CAD Debentures
            5.900% March 8, 2006
                                                                     $20,487,532

COMMUNICATIONS - EQUIPMENT --- 2.46%
    500,000 Corning Inc                                                  570,625
            Convertible
            3.500% November 1, 2008
  1,000,000 Corning Inc                                                1,059,188
            Debentures
            6.750% September 15, 2013
    250,000 Lucent Technologies Inc                                      214,375
            Debentures
            6.500% January 15, 2028
  4,555,000 Lucent Technologies Inc                                    3,928,688
            Debentures
            6.450% March 15, 2029
    500,000 Motorola Inc                                                 561,828
            Notes
            7.625% November 15, 2010
    250,000 Motorola Inc                                                 289,347
            Senior Notes
            8.000% November 1, 2011
                                                                      $6,624,051

COMPUTER HARDWARE & SYSTEMS --- 0.09%
    290,000 Maxtor Corp ^                                                252,300
            Convertible
            5.750% March 1, 2012
                                                                        $252,300

ELECTRIC COMPANIES --- 2.72%
    129,000 Commonwealth Edison Co                                       125,329
            Debentures
            4.750% December 1, 2011
  3,385,000 Empresa Nacional de Electricidad SA                        3,667,011
            Bonds
            7.875% February 1, 2027
    700,000 Enersis SA                                                   728,706
            Bonds
            7.375% January 15, 2014
  1,889,000 Enersis SA                                                 1,964,161
            Yankee Notes
            7.400% December 1, 2016
    453,750 Quezon Power Philippines Ltd                                 421,988
            Bonds
            8.860% June 15, 2017
    250,000 SP Powerassets Ltd                                           156,300
        SGD Notes
            3.730% October 22, 2010
    250,000 Southern California Edison Co                                279,684
            Notes
            7.625% January 15, 2010
                                                                      $7,343,179

ELECTRONIC INSTRUMENT & EQUIP --- 0.86%
  2,000,000 Arrow Electronics Inc                                      2,145,774
            Senior Notes
            6.875% July 1, 2013
    175,000 SCI Systems Inc                                              168,656
            Convertible
            3.000% March 15, 2007
                                                                      $2,314,430

ELECTRONICS - SEMICONDUCTOR --- 0.22%
    125,000 Amkor Technology Inc ^^                                      105,313
            Senior Notes
            7.125% March 15, 2011
    500,000 Amkor Technology Inc ^^                                      438,125
            Convertible
            5.000% March 15, 2007
     40,000 Richardson Electronics Ltd #                                  39,300
            Convertible
            7.750% December 15, 2011
                                                                        $582,738

FINANCIAL SERVICES --- 3.33%
  1,650,000 Cerro Negro Finance Ltd #                                  1,534,500
            Bonds
            7.900% December 1, 2020
  2,000,000 General Motors Acceptance Corp                             1,902,550
        GBP Notes
            3.700% March 20, 2007
  2,000,000 General Motors Acceptance Corp                             3,743,221
            Unsubordinated Notes
            7.000% December 7, 2005
    500,000 General Motors Acceptance Corp                               471,058
            Notes
            3.610% July 16, 2007
    730,834 Merey Sweeney LP #                                           842,718
            Senior Notes
            8.850% December 18, 2019
    471,680 Power Receivables Finance #                                  485,316
            Senior Notes
            6.290% January 1, 2012
                                                                      $8,979,363

FOREIGN GOVERNMENTS --- 9.46%
    100,000 Government of Brazil                                          94,850
            Unsubordinated Notes
            8.875% April 15, 2024
  1,150,000 Government of Brazil ^^                                    1,279,950
            Unsubordinated Notes
            11.000% August 17, 2040
  6,550,000 Government of Brazil ^^                                    6,877,500
            Bonds
            10.125% May 15, 2027
  1,000,000 Government of Brazil ^^                                      888,000
            Bonds
            8.250% January 20, 2034
    885,000 Government of Dominican Republic #                           807,563
            Notes
            9.040% January 23, 2013
 80,000,000 Government of Mexico                                       6,613,405
        MXP Bonds
            9.000% December 20, 2012
    250,000 Government of Mexico ^^                                      276,000
            Global Notes
            7.500% January 14, 2012
 16,700,000 Government of Norway                                       2,822,126
        NOK Global Bonds
            6.750% January 15, 2007
    495,000 Government of Peru                                           452,925
            Notes
            5.000% March 7, 2017
  3,000,000 Government of South Africa                                   514,312
        ZAR Bonds
            12.500% December 21, 2006
    708,966 Government of Uruguay                                        611,483
            Global Notes
            7.875% January 15, 2033
    360,000 Government of Uruguay                                        329,400
            Bonds
            7.500% March 15, 2015
  4,000,000 Government of Venezuela ^^                                 3,966,000
            Debentures
            9.250% September 15, 2027
                                                                     $25,533,514

GOLD, METALS & MINING --- 0.00%
    500,000 Murrin Murrin Holdings @ ++ * (delta)                              0
            Bonds
            9.375% August 31, 2027
                                                                              $0

HEALTH CARE RELATED --- 2.19%
  2,000,000 HCA Inc                                                    1,984,412
            Notes
            6.250% February 15, 2013
    600,000 HCA Inc                                                      610,234
            Notes
            7.580% September 15, 2025
  2,400,000 HCA Inc                                                    2,291,350
            Debentures
            7.050% December 1, 2027
  1,000,000 HCA Inc ^^                                                 1,018,201
            Bonds
            7.500% November 6, 2033
                                                                      $5,904,197

HOMEBUILDING --- 0.19%
    500,000 Pulte Corp                                                   508,326
            Senior Notes
            7.300% October 24, 2005
                                                                        $508,326

INSURANCE RELATED --- 2.11%
  9,600,000 ASIF Global Finance XXVII #                                5,689,027
        SGD Senior Notes
            2.380% February 26, 2009
                                                                      $5,689,027

INVESTMENT BANK/BROKERAGE FIRM --- 0.34%
    950,000 Morgan Stanley                                               927,713
            Notes
            3.625% April 1, 2008
                                                                        $927,713

MANUFACTURING --- 0.69%
    750,000 Bombardier Inc                                               500,641
        CAD Debentures
            7.350% December 22, 2026
  1,500,000 Borden Inc                                                 1,365,000
            Debentures
            7.875% February 15, 2023
                                                                      $1,865,641

MEDICAL PRODUCTS --- 0.60%
  1,500,000 Bausch & Lomb Inc                                          1,608,573
            Debentures
            7.125% August 1, 2028
                                                                      $1,608,573

MISCELLANEOUS --- 0.5%
  1,240,650 PF Export Rec Master Trust Technologies #                  1,248,553
            Senior Notes
            6.436% June 1, 2015
                                                                      $1,248,553

OFFICE EQUIPMENT & SUPPLIES --- 0.28%
    750,000 Xerox Capital Trust I                                        750,000
            Company Guaranteed Notes
            8.000% February 1, 2027
                                                                        $750,000

OIL & GAS --- 3.36%
    500,000 Devon Energy Corp                                            573,750
            Convertible
            4.900% August 15, 2008
    700,000 Devon Energy Corp ^^                                         803,250
            Convertible
            4.950% August 15, 2008
  2,000,000 El Paso CGP Co                                             1,740,000
            Debentures
            6.950% June 1, 2028
    250,000 El Paso Corp                                                 235,000
            Senior Notes
            7.800% August 1, 2031
  1,000,000 El Paso Corp ^^                                              960,000
            Senior Notes
            7.000% May 15, 2011
  1,212,000 Pecom Energia SA #                                         1,212,000
            Notes
            8.125% July 15, 2010
    800,000 Petrozuata Finance Inc #                                     752,000
            Company Guaranteed Bonds
            8.220% April 1, 2017
  2,000,000 Tennessee Gas Pipeline Co                                  1,962,446
            Debentures
            7.000% October 15, 2028
    776,000 Williams Cos Inc                                             814,800
            Debentures
            7.500% January 15, 2031
                                                                      $9,053,246

OTHER ASSET-BACKED --- 0.17%
    500,000 Community Program Loan Trust                                 464,602
            Series 1987-A Class A5
            4.500% April 1, 2029
                                                                        $464,602

PAPER & FOREST PRODUCTS --- 1.92%
  4,300,000 Georgia-Pacific Corp                                       4,687,000
            Notes
            7.750% November 15, 2029
    500,000 International Paper Co                                       493,211
            Notes
            4.250% January 15, 2009
                                                                      $5,180,211

PHARMACEUTICALS --- 0.03%
    100,000 Elan Financial PLC # ^^                                       74,750
            Senior Notes
            7.750% November 15, 2011
                                                                         $74,750

RAILROADS --- 0.12%
    386,000 Missouri Pacific Railroad Co                                 313,143
            Debentures
            5.000% January 1, 2045
                                                                        $313,143

REAL ESTATE --- 1.10%
  2,200,000 Highwoods Properties Inc REIT                              2,411,059
            Senior Notes
            7.500% April 15, 2018
    500,000 Spieker Properties Inc REIT                                  562,987
            Debentures
            7.350% December 1, 2017
                                                                      $2,974,046

RETAIL --- 2.29%
  1,000,000 Dillard's Inc                                              1,055,000
            Debentures
            7.750% July 15, 2026
    500,000 Dillard's Inc                                                495,000
            Notes
            6.625% January 15, 2018
    500,000 Dillard's Inc                                                515,000
            Unsecured Notes
            6.625% November 15, 2008
    500,000 Dillard's Inc                                                526,250
            Debentures
            7.875% January 1, 2023
    750,000 Foot Locker Inc                                              813,750
            Debentures
            8.500% January 15, 2022
  1,500,000 Wal-Mart Stores                                            2,765,477
        GBP Notes
            4.750% January 29, 2013
                                                                      $6,170,477

SUPRANATIONALS --- 5.94%
 17,500,000 Inter-American Development Bank ^ ~                        3,505,899
        BRL Zero Coupon
            18.840% May 11, 2009
  1,000,000 International Bank for Reconstruction & Development          726,620
        NZD Debentures
            8.000% May 23, 2007
 19,425,000 International Bank for Reconstruction & Development ~     11,783,157
        NZD Zero Coupon
            9.889% August 20, 2007
                                                                     $16,015,676

TELEPHONE & TELECOMMUNICATIONS --- 4.48%
    290,000 Nextel Communications Inc                                    297,250
            Convertible
            5.250% January 15, 2010
  2,235,000 Nortel Networks Corp                                       2,067,375
            Convertible
            4.250% September 1, 2008
    250,000 Nortel Networks Corp                                         230,625
            Notes
            6.875% September 1, 2023
  1,585,000 Northern Telecom Capital                                   1,592,925
            Company Guaranteed Notes
            7.875% June 15, 2026
    500,000 Philippine Long Distance Telephone Co                        485,000
            Notes
            8.350% March 6, 2017
    150,000 Qwest Capital Funding Inc                                    126,750
            Unsecured Notes
            7.625% August 3, 2021
  3,500,000 Qwest Capital Funding Inc ^^                               2,940,000
            Company Guaranteed Notes
            7.750% February 15, 2031
    250,000 Qwest Capital Funding Inc ^^                                 239,375
            Bonds
            7.900% August 15, 2010
    500,000 Qwest Corp                                                   467,500
            Debentures
            7.250% September 15, 2025
    175,000 Telus Corp                                                   147,557
        CAD Convertible
            6.750% June 15, 2010
    250,000 US West Capital Funding Inc                                  198,750
            Company Guaranteed Bonds
            6.500% November 15, 2018
  2,005,000 US West Capital Funding Inc                                1,553,875
            Bonds
            6.875% July 15, 2028
  1,870,000 US West Capital Funding Inc ^^                             1,743,775
            Company Guaranteed Bonds
            6.375% July 15, 2008
                                                                     $12,090,757

TEXTILES --- 0.12%
     52,000 Dixie Group Inc                                               50,440
            Convertible
            7.000% May 15, 2012
    250,000 Kellwood Co ^                                                261,483
            Debentures
            7.625% October 15, 2017
                                                                        $311,923

TOBACCO --- 0.5%
  1,375,000 Altria Group Inc                                           1,475,422
            Notes
            7.000% November 4, 2013
                                                                      $1,475,422

TRANSPORTATION --- 0.7%
  1,650,000 APL Ltd                                                    1,732,518
            Debentures
            8.000% January 15, 2024
    175,000 Builders Transport Inc @ ^ ++ (delta)                              0
            Convertible
            8.000% August 15, 2005
    100,000 Preston Corp/Yellow Corp                                      93,250
            Convertible
            7.000% May 1, 2011
                                                                      $1,825,768

U.S. GOVERNMENTS --- 14.09%
 10,870,000 United States of America                                  10,740,071
            2.500% May 31, 2006
  3,130,000 United States of America ^^                                3,098,456
            2.750% June 30, 2006
 12,435,000 United States of America ^^                               11,945,372
            2.625% May 15, 2008
 12,565,000 United States of America ^^                               12,246,452
            3.000% February 15, 2008
                                                                     $38,030,351

UTILITIES --- 2.54%
    240,000 AES Corp                                                     247,800
            Senior Notes
            7.750% March 1, 2014
  1,130,000 AES Corp ^^                                                1,197,800
            Senior Subordinated Debentures
            8.875% November 1, 2027
    920,000 Calpine Corp # ^^                                            694,600
            Notes
            8.750% July 15, 2013
    300,000 Calpine Corp ^^                                              217,500
            Senior Notes
            7.875% April 1, 2008
  1,025,000 Calpine Corp ^^                                              722,625
            Senior Notes
            8.500% February 15, 2011
  1,000,000 Constellation Energy Group                                   937,989
            Notes
            4.550% June 15, 2015
    750,000 El Paso Energy Corp ^^                                       731,250
            Senior Notes
            6.750% May 15, 2009
  1,800,000 Southern Natural Gas Co                                    1,855,800
            Notes
            7.350% February 15, 2031
    250,000 Texas - New Mexico Power Co                                  260,402
            Senior Notes
            6.250% January 15, 2009
                                                                      $6,865,766

TOTAL BONDS --- 97.09%                                              $261,973,399
(Cost $241,842,755)

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

ELECTRIC COMPANIES --- 0.21%
     25,000 Southern California Edison Co                                544,500

TOTAL COMMON STOCK --- 0.21%                                            $544,500
(Cost $389,500)

PREFERRED STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES --- 0.12%
        300 Lucent Technologies Cap Trust 1                              311,700
                                                                        $311,700

CONTAINERS --- 0.08%
      5,000 Owens-Illinois Inc                                           211,250
                                                                        $211,250

ELECTRIC COMPANIES --- 0.46%
      1,000 AES Trust III                                                 46,750
      1,304 Entergy Louisiana Inc                                         87,368
      2,255 New York State Electric & Gas Corp                           135,300
     21,267 Pacific Gas & Electric Co                                    538,055
      5,000 Union Electric Co                                            420,000
        300 Xcel Energy Inc                                               20,100
                                                                      $1,247,573

FINANCIAL SERVICES --- 0.08%
      3,750 Host Marriott Financial Trust                                207,188
                                                                        $207,188

HOUSEHOLD GOODS --- 0.51%
     29,750 Newell Financial Trust Inc                                 1,379,656
                                                                      $1,379,656

MACHINERY --- 0.50%
     17,500 Cummins Capital Trust I                                    1,340,938
                                                                      $1,340,938

TELEPHONE & TELECOMMUNICATIONS --- 0.94%
     52,000 Philippine Long Distance Telephone Co sponsored ADR        2,548,000
                                                                      $2,548,000

UTILITIES --- 0.02%
        523 MDU Resources Group Inc                                       52,300
                                                                         $52,300

TOTAL PREFERRED STOCK --- 2.70%                                       $7,298,605
(Cost $5,065,009)

TOTAL MAXIM LOOMIS SAYLES BOND PORTFOLIO --- 100%                   $269,816,504
(Cost $247,297,264)

Legend
* Non-income Producing Security @ Security has no market value at March 31,
2005.
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2005 were $20,630,783, $20,495,365 and 7.52%, respectively.
^ Illiquid Security. Aggregate cost, fair value and percent of net assets of these illiquid securities held at March 31, 2005 were $8,128,156, $7,996,308 and 2.93%, respectively. ~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase. ** Security is an agency note with maturity date and interest rate indicated.
(delta) Security is fair valued at March 31, 2005. ^^ A portion or all of the security is on loan at March 31, 2005. ADR - American Depository Receipt REIT - Real Estate Investment Trust

Currency Abbreviations EUR - Euro Dollars BRL - Brazilian Real CAD - Canadian Dollars GBP - Great Britain Pound MXP - Mexican Peso NOK - Norwegian Krone NZD - New Zealand Dollars SGD - Singapore Dollars THB - Thailand Baht ZAR - South African Rand

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim Loomis Sayles Bond Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are values utilizing the New York closing rates. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

The Maxim Loomis Sayles Bond Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Maxim Loomis Sayles Bond Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Maxim Loomis Sayles Bond Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At March 31, 2005, the U.S. Federal income tax cost basis was $247,298,452. The Maxim Loomis Sayles Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $25,359,136 and gross depreciation of securities in which there was an excess of tax cost over value of $2,841,084, resulting in net appreciation of $22,518,052.


Maxim Series Fund, Inc.

Maxim Loomis Sayles Small-Cap Value Portfolio
Schedule of Investments
March 31, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 1.27%
     23,900 Allied Defense Group Inc*                                    585,311
     36,100 Moog Inc*                                                  1,626,305
                                                                      $2,211,616

AGRICULTURE --- 0.63%
     15,500 Scotts Co Class A*                                         1,088,565
                                                                      $1,088,565

AUTO PARTS & EQUIPMENT --- 1.68%
     53,600 ArvinMeritor Inc ^^                                          829,192
     42,600 Commercial Vehicle Group Inc*                                852,000
     67,700 Cooper Tire & Rubber Co                                    1,242,972
                                                                      $2,924,164

AUTOMOBILES --- 0.23%
     24,100 Monaco Coach Corp                                            389,215
                                                                        $389,215

BANKS --- 8.04%
     12,800 Alabama National BanCorp ^^                                  792,192
     65,698 CVB Financial Corp                                         1,191,762
     18,200 Community Bancorp*                                           458,458
     36,700 East West Bancorp Inc                                      1,354,964
     34,825 First Midwest Bancorp Inc                                  1,131,116
     17,200 Iberiabank Corp                                              967,672
     50,900 Independent Bank Corp ^^                                   1,464,393
     23,800 Pennsylvania Commerce Bancorp Inc                            714,000
     31,100 PrivateBancorp Inc ^^                                        976,851
     45,700 Signature Bank*                                            1,211,507
     42,800 South Financial Group Inc ^^                               1,307,112
     38,600 Texas Regional Bancshares Inc ^^                           1,162,246
     27,100 Wintrust Financial Corp                                    1,276,139
                                                                     $14,008,412

BROADCAST/MEDIA --- 0.95%
     61,800 General Cable Corp ^^*                                       745,926
     57,000 Saga Communications Inc Class A*                             917,700
                                                                      $1,663,626

BUILDING MATERIALS --- 2.09%
     12,400 Eagle Materials Inc                                        1,003,656
     13,000 ElkCorp ^^                                                   499,980
     73,350 Lennox International Inc                                   1,605,632
      9,900 Texas Industries Inc                                         532,125
                                                                      $3,641,393

CHEMICALS --- 3.40%
     28,100 Cabot Corp                                                   939,383
     34,400 Cytec Industries Inc                                       1,866,200
     11,000 FMC Corp*                                                    587,950
     16,400 Great Lakes Chemical Corp                                    526,768
     46,750 Spartech Corp                                                927,988
     67,000 UAP Holding Corp*                                          1,078,700
                                                                      $5,926,989

COMMUNICATIONS - EQUIPMENT --- 1.37%
     49,300 ADTRAN Inc                                                   869,652
     73,300 Aspect Communications Corp*                                  763,053
     29,650 Avocent Corp*                                                760,819
                                                                      $2,393,524

COMPUTER HARDWARE & SYSTEMS --- 0.73%
     36,400 Imation Corp                                               1,264,900
                                                                      $1,264,900

COMPUTER SOFTWARE & SERVICES --- 3.53%
     42,600 Borland Software Corp*                                       345,912
    163,700 Digitas Inc*                                               1,653,370
     73,400 Foundry Networks Inc ^^*                                     726,660
     17,200 Hyperion Solutions Corp*                                     758,692
     19,700 MRO Software Inc*                                            276,391
     31,200 Progress Software Corp*                                      818,064
     34,500 SI International Inc*                                        953,235
     20,900 SafeNet Inc ^^*                                              612,579
                                                                      $6,144,903

DISTRIBUTORS --- 1.92%
     78,900 BlueLinx Holdings Inc                                      1,065,939
     35,400 Hughes Supply Inc                                          1,053,150
     26,000 Performance Food Group Co*                                   719,680
     41,800 Smart & Final Inc*                                           508,288
                                                                      $3,347,057

ELECTRIC COMPANIES --- 1.34%
     16,833 ALLETE Inc ^^                                                704,461
     47,600 NorthWestern Corp                                          1,255,212
     15,100 Otter Tail Power Co                                          378,104
                                                                      $2,337,777

ELECTRONIC INSTRUMENT & EQUIP --- 3.72%
     50,400 Ametek Inc                                                 2,028,600
     27,000 Anixter International Inc*                                   976,050
     24,500 Arrow International Inc ^^                                   841,575
    111,400 Artesyn Technologies Inc ^^*                                 970,294
        100 Daktronics Inc ^^*                                             2,165
     17,900 Excel Technology Inc*                                        439,982
     26,500 Global Imaging Systems Inc*                                  939,690
      6,900 Rogers Corp ^^*                                              276,000
                                                                      $6,474,356

ELECTRONICS - SEMICONDUCTOR --- 1.63%
     77,700 AMIS Holdings Inc*                                           877,233
     27,500 Cymer Inc*                                                   736,175
     45,300 DSP Group Inc*                                             1,166,928
      2,500 Diodes Inc ^^*                                                67,825
                                                                      $2,848,161

ENGINEERING & CONSTRUCTION --- 1.85%
      8,400 ESCO Technologies Inc*                                       674,940
     59,500 Insituform Technologies Inc Class A*                         863,345
     37,500 Washington Group International Inc ^^*                     1,687,125
                                                                      $3,225,410

FINANCIAL SERVICES --- 3.37%
     71,400 BankAtlantic Bancorp Inc Class B                           1,242,360
     46,900 BankUnited Financial Corp                                  1,259,734
     30,200 Independence Community Bank Corp                           1,177,800
     30,600 National Financial Partners Corp                           1,217,880
     41,490 Oriental Financial Group ^^                                  971,696
                                                                      $5,869,470

FOOD & BEVERAGES --- 1.30%
      9,600 J&J Snack Foods Corp                                         449,568
     38,500 Ralcorp Holdings Inc                                       1,822,975
                                                                      $2,272,543

HEALTH CARE RELATED --- 1.05%
     18,900 Kindred Healthcare Inc ^^*                                   663,390
     26,600 LifePoint Hospitals Inc ^^*                                1,166,144
                                                                      $1,829,534

HOMEBUILDING --- 0.46%
     31,050 Levitt Corp                                                  796,122
                                                                        $796,122

HOTELS/MOTELS --- 0.74%
     38,800 Fairmont Hotels & Resorts Inc                              1,285,832
                                                                      $1,285,832

HOUSEHOLD GOODS --- 0.37%
     31,900 Tupperware Corp                                              649,484
                                                                        $649,484

INSURANCE RELATED --- 5.27%
     18,600 Amerus Group Co                                              878,850
     34,700 Delphi Financial Group Inc Class A                         1,492,100
     37,400 Endurance Specialty Holdings Ltd ^^                        1,415,216
     81,300 KMG America Corp*                                            792,675
     50,200 Ohio Casualty Corp*                                        1,153,596
     30,000 ProAssurance Corp*                                         1,185,000
     24,300 Protective Life Corp                                         954,990
     31,700 RLI Corp ^^                                                1,313,965
                                                                      $9,186,392

INVESTMENT BANK/BROKERAGE FIRM --- 0.89%
     21,750 CBL & Associated Properties Inc ^^                         1,555,343
                                                                      $1,555,343

LEISURE & ENTERTAINMENT --- 1.26%
     44,742 Dover Downs Entertainment Inc                                557,038
     27,000 Party City Corp ^^*                                          395,280
     62,000 Six Flags Inc*                                               255,440
     65,300 Sunterra Corp ^^*                                            984,724
                                                                      $2,192,482

MACHINERY --- 4.71%
     30,400 Albany International Corp Class A                            938,144
     37,400 CLARCOR Inc                                                1,943,304
     25,800 Harsco Corp                                                1,537,938
     40,750 IDEX Corp                                                  1,644,263
     14,200 Oshkosh Truck Corp                                         1,164,258
     24,300 Reliance Steel & Aluminum Co                                 972,243
                                                                      $8,200,150

MANUFACTURING --- 2.29%
     31,400 Actuant Corp Class A*                                      1,410,488
     49,500 Barnes Group Inc                                           1,344,915
     52,800 McGrath Rentcorp ^^                                        1,234,464
                                                                      $3,989,867

MEDICAL PRODUCTS --- 1.20%
     35,400 Sybron Dental Specialties Inc*                             1,270,860
     21,800 Varian Inc*                                                  826,002
                                                                      $2,096,862

MISCELLANEOUS --- 0.48%
     61,700 Perot Systems Corp Class A*                                  829,248
                                                                        $829,248

OIL & GAS --- 5.85%
     38,400 ATP Oil & Gas Corp ^^*                                       830,976
     32,800 Cal Dive International Inc*                                1,485,840
     13,000 Carbo Ceramics Inc                                           911,950
     42,000 Carrizo Oil & Gas Inc*                                       713,580
     26,600 Denbury Resources Inc*                                       937,118
     73,500 Energy Partners Ltd*                                       1,908,795
     37,400 FMC Technologies Inc ^^*                                   1,240,932
      8,800 Hydril Co*                                                   514,008
     18,200 Stone Energy Corp*                                           883,974
     22,400 Western Gas Resources Inc                                    771,680
                                                                     $10,198,853

PHARMACEUTICALS --- 2.67%
     53,200 Andrx Group ^^*                                            1,206,044
     32,500 Par Pharmaceutical Cos Inc ^^*                             1,086,800
    123,650 Perrigo Co ^^                                              2,367,897
                                                                      $4,660,741

POLLUTION CONTROL --- 0.96%
     61,417 WCA Waste Corp*                                              601,887
     31,025 Waste Connections Inc*                                     1,078,119
                                                                      $1,680,006

PRINTING & PUBLISHING --- 1.41%
     33,050 John Wiley & Sons Inc Class A                              1,165,013
     35,000 Scholastic Corp ^^*                                        1,291,150
                                                                      $2,456,163

RAILROADS --- 0.69%
     46,275 Genesee & Wyoming Inc*                                     1,198,985
                                                                      $1,198,985

REAL ESTATE --- 4.68%
     41,600 American Home Mortgage Investment Corp REIT ^^             1,191,424
     42,000 Corporate Office Properties Trust REIT                     1,112,160
    108,000 Eagle Hospitality Properties Inc REIT                        968,760
     53,700 First Potomac Realty Trust REIT                            1,227,045
     56,100 Highland Hospitality Corp REIT                               580,635
     42,900 LaSalle Hotel Properties REIT ^^                           1,246,245
     43,400 Newcastle Investment Corp REIT                             1,284,640
     20,400 Ramco Gershenson Properties Trust REIT                       553,860
                                                                      $8,164,769

RESTAURANTS --- 1.22%
     24,600 CBRL Group Inc                                             1,015,980
     57,300 Steak N Shake Co*                                          1,108,755
                                                                      $2,124,735

RETAIL --- 3.11%
     33,400 BJ's Wholesale Club Inc*                                   1,037,404
     19,800 Cost Plus Inc ^^*                                            532,224
     30,400 Hot Topic Inc ^^*                                            664,240
     32,200 Men's Wearhouse Inc*                                       1,359,162
     50,500 Pier 1 Imports Inc ^^                                        920,615
     29,800 Rush Enterprises Inc*                                        467,260
     19,900 ShopKo Stores Inc*                                           442,178
                                                                      $5,423,083

SAVINGS & LOANS --- 0.80%
    114,100 Provident Bancorp Inc                                      1,396,584
                                                                      $1,396,584

SPECIALIZED SERVICES --- 7.05%
     35,400 ADVO Inc ^^                                                1,325,730
     50,400 Adesa Corp                                                 1,177,344
     24,700 Catalina Marketing Corp ^^                                   639,730
     55,500 FTD Group Inc*                                               672,660
     55,300 Harte-Hanks Inc                                            1,524,068
     62,960 Hudson Highland Group Inc*                                 1,075,986
     47,050 RH Donnelley Corp*                                         2,733,135
     29,700 Valassis Communications Inc*                               1,038,312
     15,500 Vertrue Inc ^^*                                              549,320
     90,500 Wright Express Corp*                                       1,547,550
                                                                     $12,283,835

TELEPHONE & TELECOMMUNICATIONS --- 1.73%
     42,800 Anaren Microwave Inc*                                        519,164
     17,400 Commonwealth Telephone Enterprises Inc ^^*                   820,236
     16,100 Comtech Telecommunications Corp ^^*                          838,810
     42,900 Iowa Telecommunications Services Inc                         836,550
                                                                      $3,014,760

TEXTILES --- 0.30%
     20,400 Fossil Inc ^^*                                               528,870
                                                                        $528,870

TRANSPORTATION --- 3.08%
     72,100 Laidlaw International Inc*                                 1,499,680
     25,200 Landstar System Inc*                                         825,300
     30,200 Marten Transport Ltd ^^*                                     644,166
     26,400 Old Dominion Freight Line Inc*                               822,360
      7,000 Universal Truckload Services Inc*                            147,700
     67,000 West Marine Inc ^^*                                        1,424,420
                                                                      $5,363,626

UTILITIES --- 2.65%
     47,700 AGL Resources Inc                                          1,666,161
     12,400 Energen Corp                                                 825,840
     37,000 ONEOK Inc                                                  1,140,340
     39,110 Southern Union Co                                            982,052
                                                                      $4,614,393

WATER --- 0.74%
     30,800 American States Water Co                                     779,240
     27,500 Nalco Holding Co ^^*                                         517,825
                                                                      $1,297,065

TOTAL COMMON STOCK --- 94.71%                                       $165,049,865
(Cost $133,682,940)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  1,000,000 Federal Home Loan Bank                                       999,778
                  2.708% April 4, 2005
  8,226,000 Federal Home Loan Bank                                     8,226,000
                  2.433% April 1, 2005

TOTAL SHORT-TERM INVESTMENTS --- 5.29%                                $9,225,778
(Cost $9,225,778)

TOTAL MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100%        $174,275,643
(Cost $142,908,718)

Legend
* Non-income Producing Security
^^ A portion or all of the security is on loan at March 31, 2005.
REIT - Real Estate Investment Trust

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim Loomis Sayles Small-Cap Value Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At March 31, 2005, the U.S. Federal income tax cost basis was $143,211,050. The Maxim Loomis Sayles Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $33,814,174 and gross depreciation of securities in which there was an excess of tax cost over value of $2,749,581, resulting in net appreciation of $31,064,593.

Maxim Series Fund, Inc.

Maxim MFS (R) International Growth Portfolio
Schedule of Investments
March 31, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT --- 1.41%
    148,000 Bridgestone Corp                                           2,720,395
     16,000 NOK Corp                                                     381,644
                                                                      $3,102,039

AUTOMOBILES --- 1.72%
    101,300 Toyota Motor Corp                                          3,769,346
                                                                      $3,769,346

BROADCAST/MEDIA --- 1.78%
     45,080 Grupo Televisa SA                                          2,650,704
      4,780 Premiere AG*                                                 197,971
     32,594 Societe Television Francaise 1                             1,030,934
                                                                      $3,879,609

BUILDING MATERIALS --- 1.42%
    294,000 Asahi Glass Co Ltd                                         3,098,200
                                                                      $3,098,200

CHEMICALS --- 6.49%
     13,499 Air Liquide                                                2,483,061
     20,081 Air Liquide Prime de Fidelite*                             3,693,782
     56,700 Nitto Denko Corp                                           2,971,687
    267,000 Sekisui Chemical Co                                        1,939,690
     10,460 Syngenta AG                                                1,092,307
    447,000 Toray Industries Inc                                       2,005,101
                                                                     $14,185,628

COMMUNICATIONS - EQUIPMENT --- 1.00%
    774,130 Ericsson LM Class B                                        2,178,674
                                                                      $2,178,674

COMPUTER SOFTWARE & SERVICES --- 0.85%
     69,630 Business Objects SA*                                       1,863,888
                                                                      $1,863,888

ELECTRIC COMPANIES --- 1.24%
    103,890 Iberdrola SA                                               2,717,680
                                                                      $2,717,680

ELECTRONIC INSTRUMENT & EQUIP --- 2.99%
     36,600 Murata Manufacturing Co Ltd                                1,962,604
     18,490 Samsung Electronics                                        4,567,030
                                                                      $6,529,634

FOOD & BEVERAGES --- 3.81%
    238,250 Diageo PLC                                                 3,358,741
     33,200 Groupe Danone                                              3,303,086
      6,043 Nestle SA                                                  1,653,419
                                                                      $8,315,246

FOREIGN BANKS --- 14.27%
    207,440 Banco Bilbao Vizcaya Argentaria SA                         3,377,424
    428,400 Bangkok Bank Public Co Ltd                                 1,226,503
    119,381 Credit Agricole SA                                         3,245,168
    197,900 DBS Bank Ltd                                               1,786,285
    145,500 Depfa Bank PLC                                             2,301,051
     77,060 Erste Bank der Oesterreichischen Sparkassen AG            4,030,659
     41,890 ORP Bank RT                                                2,844,331
  2,026,000 PT Bank Central Asia                                         728,196
    141,000 Powszechna Kasa Oszczednosci Bank Polski SA                1,229,506
     83,270 Royal Bank of Scotland Group PLC                           2,651,510
    469,000 Shinsei Bank Ltd                                           2,668,003
     60,258 UBS AG                                                     5,088,465
                                                                     $31,177,101

GOLD, METALS & MINING --- 0.94%
     64,950 Companhia Vale do Rio Doce ADR                             2,053,069
                                                                      $2,053,069

HEALTH CARE RELATED --- 1.35%
     44,360 Schering AG                                                2,941,884
                                                                      $2,941,884

HOUSEHOLD GOODS --- 4.10%
    281,970 Reckitt Benckiser PLC                                      8,962,593
                                                                      $8,962,593

INSURANCE RELATED --- 5.06%
    183,970 AXA                                                        4,900,747
    220,829 QBE Insurance Group Ltd                                    2,539,441
    153,880 Riunione Adriatica di Sicurta SpA                          3,620,448
                                                                     $11,060,636

INVESTMENT BANK/BROKERAGE FIRM --- 1.12%
    387,700 Amvescap PLC                                               2,447,074
                                                                      $2,447,074

LEISURE & ENTERTAINMENT --- 2.77%
    405,100 Hilton Group PLC                                           2,302,854
    360,800 William Hill PLC                                           3,753,433
                                                                      $6,056,287

MACHINERY --- 2.51%
     70,027 Schneider SA                                               5,487,383
                                                                      $5,487,383

MANUFACTURING --- 3.71%
     64,990 Atlas Copco AB Class A                                     3,111,219
    120,040 Sandvik AB                                                 4,991,127
                                                                      $8,102,346

MEDICAL PRODUCTS --- 1.94%
    176,200 Smith & Nephew PLC                                         1,658,212
      3,750 Straumann Holdings AG                                        812,048
     15,860 Synthes Inc                                                1,763,622
                                                                      $4,233,882

MISCELLANEOUS --- 0.80%
     23,500 LVMH                                                       1,757,710
                                                                      $1,757,710

OFFICE EQUIPMENT & SUPPLIES --- 2.11%
     86,000 Canon Inc                                                  4,611,583
                                                                      $4,611,583

OIL & GAS --- 5.12%
  4,106,500 CNOOC Ltd                                                  2,211,348
     48,360 EnCana Corp                                                3,415,223
     23,750 Total Fina Elf                                             5,557,050
                                                                     $11,183,621

PHARMACEUTICALS --- 6.08%
     89,850 AstraZeneca Group PLC                                      3,541,907
     90,600 Chugai Pharmaceutical Co Ltd                               1,391,571
     53,230 Roche Holding AG                                           5,705,519
     31,340 Sanofi-Aventis                                             2,642,712
                                                                     $13,281,709

PRINTING & PUBLISHING --- 1.79%
    161,660 Reed Elsevier NV                                           2,437,170
    165,730 Yell Group PLC                                             1,483,731
                                                                      $3,920,901

RAILROADS --- 1.68%
     57,920 Canadian National Railway Co                               3,666,915
                                                                      $3,666,915

RETAIL --- 5.74%
    292,000 Esprit Holdings Ltd                                        1,993,602
    108,090 Hennes & Mauritz AB Class B                                3,714,643
    791,159 Kingfisher PLC                                             4,320,822
     83,100 Next PLC                                                   2,503,192
                                                                     $12,532,259

SPECIALIZED SERVICES --- 0.50%
     57,160 BOC Group                                                  1,100,706
                                                                      $1,100,706

TELEPHONE & TELECOMMUNICATIONS --- 8.48%
     56,090 BCE Inc                                                    1,402,598
     23,250 Fastweb                                                    1,137,228
  2,417,000 Hutchinson Telecommunications International Ltd*           2,308,708
  2,150,057 Singapore Telecommunications Ltd                           3,360,380
    277,970 Telefonica SA                                              4,842,846
  2,057,020 Vodafone AirTouch PLC                                      5,471,315
                                                                     $18,523,075

TOYS --- 1.57%
     31,400 Nintendo Co Ltd                                            3,426,093
                                                                      $3,426,093

UTILITIES --- 2.06%
    137,530 BG Group PLC                                               1,070,778
    850,000 Tokyo Gas Co                                               3,424,415
                                                                      $4,495,193

WATER --- 1.02%
     63,100 Veolia Environnement                                       2,237,943
                                                                      $2,237,943

TOTAL COMMON STOCK --- 97.43%                                       $212,899,907
(Cost $174,842,750)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  5,616,000 Federal Home Loan Bank                                     5,616,000
                  2.433% April 1, 2005

TOTAL SHORT-TERM INVESTMENTS --- 2.57%                                $5,616,000
(Cost $5,616,000)

TOTAL MAXIM MFS (R) INTERNATIONAL GROWTH PORTFOLIO --- 100%         $218,515,907
(Cost $180,458,750)

Legend
* Non-income Producing Security
ADR - American Depository Receipt

Maxim MFS(R) International Growth Portfolio
March 31, 2005
UNAUDITED

                                                                                 % of Portfolio
       Country                                Value ($)                           Investments
----------------------     ------------------------------------------------   ---------------------
Australia                   $                     2,539,441                                  1.16%
Austria                                           4,030,659                                  1.84%
Brazil                                            2,053,069                                  0.94%
Canada                                            8,484,736                                  3.88%
France                                           38,203,464                                 17.48%
Germany                                           3,139,855                                  1.44%
Hong Kong                                         6,513,658                                  2.98%
Hungary                                           2,844,331                                  1.30%
Indonesia                                           728,196                                  0.33%
Ireland                                           2,301,051                                  1.05%
Italy                                             4,757,676                                  2.18%
Japan                                            34,370,332                                 15.75%
Korea                                             4,567,030                                  2.09%
Mexico                                            2,650,704                                  1.21%
Netherlands                                       2,437,170                                  1.12%
Poland                                            1,229,506                                  0.56%
Singapore                                         5,146,665                                  2.36%
Spain                                            10,937,950                                  5.01%
Sweden                                           13,995,663                                  6.40%
Switzerland                                      16,115,380                                  7.37%
Thailand                                          1,226,503                                  0.56%
United Kingdom                                   44,626,868                                 20.42%
United States                                     5,616,000                                  2.57%
                           ------------------------------------------------   ---------------------
                            $                   218,515,907                                100.00%
                           ================================================   =====================


Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim MFS(R) International Growth Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing rates. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

The Maxim MFS(R) International Growth Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Maxim MFS(R) International Growth Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2005, the U.S. Federal income tax cost basis was $180,505,816. The Maxim MFS(R) International Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $40,310,832 and gross depreciation of securities in which there was an excess of tax cost over value of $2,300,741, resulting in net appreciation of $38,010,091.


Maxim Series Fund, Inc.

Maxim MFS (R) Small-Cap Growth Portfolio
Schedule of Investments
March 31, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AIR FREIGHT --- 0.81%
     20,820 CNF Inc                                                      974,168
                                                                        $974,168

AIRLINES --- 0.30%
     89,100 easyJet PLC*                                                 361,168
                                                                        $361,168

BANKS --- 3.37%
      1,750 Alabama National BanCorp                                     108,308
     12,610 East West Bancorp Inc                                        465,561
     43,110 Hanmi Financial Corp                                         713,471
      8,263 MetroCorp Bancshares Inc                                     186,083
     18,900 Signature Bank*                                              501,039
     48,090 Southwest Bancorp of Texas Inc ^^                            882,452
     65,300 Sterling Bancshares Inc                                      927,260
      6,240 Wintrust Financial Corp                                      293,842
                                                                      $4,078,016

BIOTECHNOLOGY --- 2.11%
     15,350 Affymetrix Inc ^^*                                           657,594
     29,600 Applera Corp - Applied Biosystems Group*                     303,400
     51,850 Encysive Pharmaceuticals Inc ^^*                             529,907
     17,120 Incyte Genomics Inc ^^*                                      116,930
     22,530 Keryx Biopharmaceuticals Inc*                                301,001
     29,430 Neurochem Inc ^^*                                            350,511
     71,670 Vasogen Inc ^^*                                              290,263
                                                                      $2,549,606

BROADCAST/MEDIA --- 2.18%
     67,350 AudioCodes Ltd*                                              758,361
    227,900 Gemstar-TV Guide International Inc*                          991,365
     60,390 Radio One Inc*                                               886,525
                                                                      $2,636,251

BUILDING MATERIALS --- 0.74%
     11,140 Eagle Materials Inc                                          901,672
                                                                        $901,672

CHEMICALS --- 1.00%
     24,900 Headwaters Inc ^^*                                           817,218
     24,780 UAP Holding Corp*                                            398,958
                                                                      $1,216,176

COMMUNICATIONS - EQUIPMENT --- 0.63%
    216,790 ADC Telecommunications Inc*                                  431,412
     34,820 Harmonic Inc ^^*                                             332,879
                                                                        $764,291

COMPUTER SOFTWARE & SERVICES --- 16.77%
     14,120 ANSYS Inc*                                                   483,045
     93,987 Activision Inc*                                            1,391,003
      4,030 Allscripts Healthcare Solutions Inc ^^*                       57,629
    217,610 Ariba Inc ^^*                                              1,688,654
     52,020 Audible Inc*                                                 703,310
     33,180 Blue Coat Systems Inc ^^*                                    779,730
     51,060 Business Objects SA sponsored ADR ^^*                      1,373,003
     36,990 Concur Technologies Inc ^^*                                  300,359
     29,990 FileNET Corp*                                                683,172
    202,480 Harris Interactive Inc*                                      933,433
     28,290 Macromedia Inc ^^*                                           947,715
     44,300 McAfee Inc*                                                  999,408
     26,450 MicroStrategy Inc ^^*                                      1,435,442
     15,470 NAVTEQ*                                                      670,625
     71,050 Omnicell Inc ^^*                                             512,271
     40,720 Open Solutions Inc ^^*                                       807,478
    174,630 Opsware Inc*                                                 901,091
     26,410 PlanetOut Inc*                                               222,636
     14,960 Retalix Ltd ^^*                                              355,300
     59,430 THQ Inc ^^*                                                1,672,360
    119,400 TIBCO Software Inc*                                          889,530
     20,080 Take-Two Interactive Software Inc ^^*                        785,128
     50,360 TriZetto Group Inc*                                          468,852
      2,100 UbiSoft Entertainment SA                                      81,598
     74,290 Ultimate Software Group Inc*                               1,187,154
                                                                     $20,329,926

DISTRIBUTORS --- 0.53%
     47,540 BlueLinx Holdings Inc                                        642,265
                                                                        $642,265

ELECTRONIC INSTRUMENT & EQUIP --- 7.00%
     19,360 AO Smith Corp                                                558,923
     14,370 Amphenol Corp                                                532,265
     76,080 Cognex Corp                                                1,892,870
     13,000 Digital Theater Systems Inc*                                 235,430
      9,000 Dionex Corp*                                                 490,500
     51,290 Littelfuse Inc*                                            1,469,458
     97,000 Minebea Co Ltd                                               416,115
     51,220 National Instruments Corp                                  1,385,501
     15,010 Photon Dynamics Inc ^^*                                      286,091
     99,770 Thoratec Laboratories Corp ^^*                             1,219,189
                                                                      $8,486,342

ELECTRONICS - SEMICONDUCTOR --- 7.50%
     25,710 ATMI Inc*                                                    643,778
     71,530 DSP Group Inc*                                             1,842,613
     32,700 FormFactor Inc*                                              740,328
     72,090 Integrated Circuit Systems Inc ^^*                         1,378,361
    134,070 PMC-Sierra Inc ^^*                                         1,179,816
     90,470 Silicon Laboratories Inc*                                  2,687,864
     45,590 Volterra Semiconductor Corp ^^*                              615,465
                                                                      $9,088,225

ENGINEERING & CONSTRUCTION --- 0.63%
     76,180 American Superconductor Corp ^^*                             760,276
                                                                        $760,276

FINANCIAL SERVICES --- 2.50%
     11,700 ACE Cash Express Inc ^^*                                     266,175
     13,800 BankUnited Financial Corp                                    370,668
     38,402 Collegiate Funding Services*                                 598,303
     15,440 FirstCity Financial Corp*                                    198,404
     11,930 Investors Financial Services Corp ^^                         583,496
     27,180 Janus Capital Group Inc                                      379,161
     38,870 MarketAxcess Holdings Inc*                                   434,178
     12,980 QC Holdings Inc*                                             195,089
                                                                      $3,025,474

FOOD & BEVERAGES --- 0.55%
     90,460 Cool Brands International Inc*                               669,271
                                                                        $669,271

GOLD, METALS & MINING --- 1.36%
     29,490 Aber Diamond Corp                                            899,445
     49,160 Inmet Mining Corp*                                           749,774
                                                                      $1,649,219

HARDWARE & TOOLS --- 0.77%
     77,510 Infrasource Services Inc*                                    930,120
                                                                        $930,120

HEALTH CARE RELATED --- 1.27%
      3,900 Cerner Corp ^^*                                              204,789
    132,560 Conceptus Inc ^^*                                          1,033,968
     24,690 Penwest Pharmaceutical Co*                                   305,168
                                                                      $1,543,925

HOUSEHOLD GOODS --- 0.53%
     34,200 Tempur-Pedic International Inc ^^*                           638,172
                                                                        $638,172

INSURANCE RELATED --- 0.42%
     13,580 Endurance Specialty Holdings Ltd                             513,867
                                                                        $513,867

INVESTMENT BANK/BROKERAGE FIRM --- 0.64%
      5,850 Affiliated Managers Group Inc ^^*                            362,876
     12,970 Cathay Bancorp Inc                                           408,555
                                                                        $771,431

LEISURE & ENTERTAINMENT --- 0.87%
     37,440 WMS Industries Inc ^^*                                     1,054,310
                                                                      $1,054,310

MACHINERY --- 0.38%
      9,030 CUNO Inc*                                                    464,052
                                                                        $464,052

MANUFACTURING --- 1.38%
     45,260 Applied Films Corp*                                        1,046,411
     17,790 Blount International Inc*                                    302,074
     13,690 Dolby Laboratories Inc*                                      321,715
                                                                      $1,670,200

MEDICAL PRODUCTS --- 12.50%
     70,220 Align Technology Inc ^^*                                     438,173
     93,790 Aspect Medical Systems Inc ^^*                             2,024,926
     19,420 Cyberonics Inc ^^*                                           857,781
     76,860 Cytyc Corp*                                                1,768,549
     25,410 DJ Orthopedics Inc*                                          636,521
     10,730 Fisher Scientific International Inc*                         610,752
     23,840 Foxhollow Technologies Inc ^^*                               672,288
     31,240 Gen-Probe Inc*                                             1,392,054
     14,500 Hogy Medical Co Ltd                                          704,514
     22,360 IDEXX Laboratories Inc*                                    1,211,018
     25,140 Inamed Corp*                                               1,756,783
     22,550 Millipore Corp ^^*                                           978,670
     48,220 Ventana  Medical Systems Inc ^^*                           1,806,321
     25,330 Vnus Medical Technologies ^^*                                293,321
                                                                     $15,151,671

OIL & GAS --- 4.91%
      6,790 Atwood Oceanics Inc*                                         451,807
     14,710 Cal Dive International Inc*                                  666,363
     72,760 Grey Wolf Inc ^^*                                            478,761
      7,290 Houston Exploration Co*                                      415,166
     10,700 Lone Star Technologies Inc*                                  421,901
     13,630 Maverick Tube Corp ^^*                                       443,111
      6,230 Noble Energy Inc ^^                                          423,765
     22,430 Oil States International Inc*                                460,937
      8,370 Stone Energy Corp*                                           406,531
     24,500 Superior Energy Services Inc*                                421,400
     15,000 TETRA Technologies Inc*                                      426,600
      7,380 Trican Well Service Ltd*                                     475,854
     10,260 Unit Corp*                                                   463,444
                                                                      $5,955,640

PAPER & FOREST PRODUCTS --- 0.64%
    110,380 Abitibi-Consolidated Inc ^^                                  511,059
      7,000 Bowater Inc                                                  263,690
                                                                        $774,749

PHARMACEUTICALS --- 4.09%
     68,350 Auxilium Pharmaceuticals Inc ^^*                             408,733
     13,640 CV Therapeutics Inc ^^*                                      277,710
     26,600 Cypress Bioscience Inc*                                      243,124
     33,790 Endo Pharmaceuticals Holdings Inc ^^*                        761,965
     39,950 Inspire Pharmaceuticals Inc*                                 325,992
     20,710 Mannkind Corp ^^*                                            294,703
     52,980 Medicis Pharmaceutical Corp Class A ^^                     1,586,221
     14,070 Neurocrine Biosciences Inc*                                  535,504
     32,860 Vicuron Pharmaceuticals Inc*                                 517,874
                                                                      $4,951,826

PRINTING & PUBLISHING --- 0.26%
     24,820 Playboy Enterprises Inc ^^*                                  320,178
                                                                        $320,178

REAL ESTATE --- 0.30%
     10,490 CB Richard Ellis Group Inc*                                  367,045
                                                                        $367,045

RESTAURANTS --- 1.04%
     12,790 PF Changs China Bistro Inc ^^*                               764,842
     16,040 Rare Hospitality International Inc*                          495,315
                                                                      $1,260,157

RETAIL --- 6.61%
     39,330 99 Cents Only Stores ^^*                                     517,976
     44,680 AC Moore Arts & Crafts Inc ^^*                             1,191,169
      9,800 Celebrate Express Inc*                                       191,982
     18,870 GameStop Corp ^^*                                            418,159
     37,690 Grupo Elektra SA de CV                                       301,925
     52,360 MSC Industrial Direct Co Inc Class A                       1,600,122
     19,910 Regis Corp                                                   814,916
     29,530 Restoration Hardware Inc*                                    168,321
     20,440 Stamps.com Inc*                                              339,304
     34,440 Tuesday Morning Corp*                                        994,283
     65,020 Wild Oats Markets Inc ^^*                                    691,163
     24,670 Yankee Candle Co ^^                                          782,039
                                                                      $8,011,359

SAVINGS & LOANS --- 0.75%
     13,380 Harbor Florida Bancshares Inc                                456,258
     32,660 NewAlliance Bancshares Inc                                   457,240
                                                                        $913,498

SHOES --- 0.96%
     12,160 Reebok International Ltd                                     538,688
      8,800 Timberland Co Class A*                                       624,184
                                                                      $1,162,872

SPECIALIZED SERVICES --- 9.09%
     16,590 ADVO Inc                                                     621,296
     12,420 Advance America Cash Advance Centers Inc                     192,262
     17,460 Alliance Data Systems Corp*                                  705,384
     24,920 Bright Horizons Family Solutions Inc ^^*                     840,801
     18,560 Career Education Corp ^^*                                    635,866
     23,760 CoStar Group Inc*                                            875,556
     36,730 Corinthian Colleges Inc ^^*                                  577,396
     12,620 Corporate Executive Board Co                                 807,049
      8,470 Getty Images Inc*                                            602,302
     15,640 PRA International*                                           421,185
     19,880 RH Donnelley Corp*                                         1,154,829
     12,580 Strayer Education Inc ^^                                   1,425,566
     41,060 Universal Technical Institute Inc*                         1,509,366
     38,210 Wright Express Corp*                                         653,391
                                                                     $11,022,249

TELEPHONE & TELECOMMUNICATIONS --- 1.35%
      5,980 Fastweb*                                                     292,632
     51,580 KVH Industries Inc ^^*                                       469,894
     10,070 SpectraSite Inc ^^*                                          583,758
     20,730 Syniverse Holdings Inc*                                      286,074
                                                                      $1,632,358

TRANSPORTATION --- 1.50%
     17,070 Landstar System Inc*                                         559,043
    112,650 Sirva Inc ^^*                                                800,942
     21,292 West Marine Inc ^^*                                         452,668
                                                                      $1,812,653

UTILITIES --- 0.25%
     43,100 Evergreen Solar Inc*                                         304,717
                                                                        $304,717

TOTAL COMMON STOCK --- 98.49%                                       $119,359,395
(Cost $120,819,837)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  1,833,000 Federal Home Loan Bank                                     1,833,000
                  2.433% April 1, 2005

TOTAL SHORT-TERM INVESTMENTS --- 1.51%                                $1,833,000
(Cost $1,833,000)

TOTAL MAXIM MFS (R) SMALL-CAP GROWTH PORTFOLIO --- 100%             $121,192,395
(Cost $122,652,837)

Legend
* Non-income Producing Security
^^ A portion or all of the security is on loan at March 31, 2005.
ADR - American Depository Receipt

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim MFS(R) Small-Cap Growth Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At March 31, 2005, the U.S. Federal income tax cost basis was $126,680,902. The Maxim MFS(R) Small-Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $6,578,173 and gross depreciation of securities in which there was an excess of tax cost over value of $12,066,680, resulting in net depreciation of $5,488,507.

Maxim Series Fund, Inc.

Maxim Money Market Portfolio
Schedule of Investments
March 31, 2005
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AGENCY --- 17.34%
  3,000,000 Fannie Mae                                                 3,000,000
            3.150% February 8, 2006
  3,000,000 Fannie Mae                                                 2,975,743
            2.250% February 28, 2006
  5,000,000 Fannie Mae                                                 5,000,000
            1.650% May 16, 2005
  5,000,000 Fannie Mae **                                              4,997,920
            2.840% December 9, 2005
  3,000,000 Fannie Mae **                                              2,999,749
            2.870% June 9, 2005
  3,000,000 Federal Farm Credit **                                     2,999,520
            2.750% October 20, 2005
  5,000,000 Federal Farm Credit **                                     5,000,000
            2.829% July 5, 2005
  5,000,000 Federal Home Loan Bank                                     5,000,000
            1.500% May 4, 2005
  3,000,000 Federal Home Loan Bank                                     2,974,935
            2.500% March 13, 2006
  3,500,000 Federal Home Loan Bank                                     3,500,000
            1.400% April 1, 2005
  5,000,000 Federal Home Loan Bank                                     4,980,347
            1.500% October 20, 2005
  2,500,000 Federal Home Loan Bank **                                  2,499,905
            2.760% July 26, 2005
  5,000,000 Federal Home Loan Bank **                                  4,999,433
            2.720% September 16, 2005
                                                                     $50,927,552

AGENCY ASSET BACKED --- 7.09%
  1,849,243 Fannie Mae ++                                              1,848,818
            Series 2002-T7 Class A1
            2.960% July 25, 2032
  1,528,234 Fannie Mae ++                                              1,528,234
            Series 2001-T9 Class A1
            2.960% September 25, 2031
  3,265,833 Fannie Mae ++                                              3,265,833
            Series 2002-T13 Class A1
            2.950% August 25, 2032
  3,316,424 Fannie Mae ++                                              3,316,424
            Series 2003-W5 Class A
            2.960% April 25, 2033
  2,084,661 Fannie Mae ++                                              2,084,661
            Series 2002-T10 Class A1
            2.970% June 25, 2032
  5,062,954 Freddie Mac ++                                             5,063,068
            Series T-35 Class A
            2.990% September 25, 2031
  1,693,294 Freddie Mac ++                                             1,693,294
            Series T-31 Class A7
            2.975% May 25, 2031
  2,017,025 Freddie Mac ++                                             2,017,025
            Series T-32 Class A1
            2.980% August 25, 2031
                                                                     $20,817,357

AGENCY MORTGAGE BACKED --- 2.00%
  3,975,696 Fannie Mae ++                                              3,975,696
            Series 2001-T13 Class A1
            3.010% March 25, 2032
  1,483,907 Fannie Mae ++                                              1,478,497
            Series 2002-W5 Class A9
            3.250% November 25, 2030
    228,944 Freddie Mac ++                                               228,944
            Series T-28 Class A1
            2.995% September 25, 2030
    184,292 Freddie Mac ++                                               184,292
            Series T20 Class A7
            3.000% December 25, 2029
                                                                      $5,867,429

TOTAL BONDS --- 26.43%                                               $77,612,338
(Cost $77,612,338)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

30,000,000 Fannie Mae                                                30,000,000
                  2.520% April 1, 2005
    513,000 Fannie Mae                                                   509,256
                  3.015% June 29, 2005
  2,000,000 Fannie Mae                                                 1,995,176
                  2.674% May 4, 2005
 23,032,000 Fannie Mae                                                23,023,880
                  2.563% April 6, 2005
  5,300,000 Fannie Mae                                                 5,291,914
                  2.656% April 22, 2005
  4,100,000 Fannie Mae                                                 4,075,515
                  3.000% June 13, 2005
  1,065,000 Fannie Mae                                                 1,062,856
                  2.630% April 29, 2005
 11,000,000 Fannie Mae                                                10,926,068
                  3.012% June 22, 2005
    119,000 Fannie Mae                                                   117,542
                  3.234% August 19, 2005
    750,000 Fannie Mae                                                   744,869
                  2.993% June 24, 2005
  3,000,000 Fannie Mae                                                 2,979,154
                  2.936% June 27, 2005
    300,000 Fannie Mae                                                   299,439
                  2.639% April 27, 2005
  4,800,000 Fannie Mae                                                 4,782,230
                  2.826% May 19, 2005
 13,915,000 Fannie Mae                                                13,867,342
                  2.730% May 16, 2005
  3,786,000 Federal Farm Credit                                        3,757,460
                  2.640% July 15, 2005
  3,000,000 Federal Farm Credit                                        2,999,147
                  2.601% April 5, 2005
  9,800,000 Federal Farm Credit                                        9,780,523
                  2.692% April 28, 2005
 11,000,000 Federal Home Loan Bank                                    10,979,786
                  2.566% April 15, 2005
  2,020,000 Federal Home Loan Bank                                     2,015,805
                  2.718% April 29, 2005
    333,000 Federal Home Loan Bank                                       332,837
                  2.565% April 8, 2005
  5,000,000 Federal Home Loan Bank                                     4,984,050
                  2.781% May 13, 2005
 11,000,000 Federal Home Loan Bank                                    10,989,185
                  2.566% April 15, 2005
  3,000,000 Freddie Mac                                                2,995,811
                  2.686% April 20, 2005
  6,300,000 Freddie Mac                                                6,285,323
                  2.663% May 3, 2005
    350,000 Freddie Mac                                                  349,899
                  2.641% April 5, 2005
  2,397,000 Freddie Mac                                                2,371,851
                  3.121% August 3, 2005
    300,000 Freddie Mac                                                  296,598
                  3.221% August 9, 2005
  2,500,000 Freddie Mac                                                2,496,668
                  2.706% April 19, 2005
  2,300,000 Freddie Mac                                                2,300,000
                  2.610% April 1, 2005
  1,130,000 Freddie Mac                                                1,123,264
                  2.958% June 14, 2005
  2,000,000 Freddie Mac                                                1,999,567
                  2.641% April 4, 2005
  5,000,000 Tennessee Valley Authority                                 4,970,095
                  2.890% June 16, 2005
  1,666,000 Tennessee Valley Authority                                 1,664,406
                  2.692% April 14, 2005
 14,200,000 Merrill Lynch & Co Inc +                                  14,200,000
           (Proceeds $14,201,104)
                  2.800% April 1, 2005
 14,500,000 Inter-American Development Bank                           14,486,124
                  2.693% April 14, 2005
 15,000,000 United States of America                                  14,970,242
                  2.650% April 28, 2005

TOTAL SHORT-TERM INVESTMENTS --- 73.57%                             $216,023,882
(Cost $216,023,882)

TOTAL MAXIM MONEY MARKET PORTFOLIO --- 100%                         $293,636,220
(Cost $293,636,220)

Legend
** Security is an agency note with maturity date and interest rate indicated. ++ Represents the current interest rate for variable rate security.
+ The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of March 31, 2005. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

All short-term and money market securities are valued at amortized cost which approximates market value. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Maxim Series Fund, Inc.

Maxim S&P 500 Index (R) Portfolio
Schedule of Investments
March 31, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.17%
     49,418 Boeing Co                                                  2,888,976
     11,877 General Dynamics Corp                                      1,271,433
      7,152 Goodrich Corp ^^                                             273,850
     50,468 Honeywell International Inc                                1,877,914
      6,900 L-3 Communications Holdings Inc                              490,038
     23,828 Lockheed Martin Corp                                       1,454,938
     21,358 Northrop Grumman Corp                                      1,152,905
     26,903 Raytheon Co                                                1,041,146
     10,592 Rockwell Collins                                             504,073
     30,446 United Technologies Corp                                   3,095,140
                                                                     $14,050,413

AGRICULTURE --- 0.30%
     36,974 Archer-Daniels-Midland Co                                    908,821
     15,849 Monsanto Co ^^                                             1,022,261
                                                                      $1,931,082

AIR FREIGHT --- 1.03%
     17,912 FedEx Corp                                                 1,682,832
      3,792 Ryder System Inc                                             158,126
     66,515 United Parcel Service Inc Class B                          4,838,301
                                                                      $6,679,259

AIRLINES --- 0.10%
      8,242 Delta Air Lines Inc ^^*                                       33,380
     43,682 Southwest Airlines Co ^^                                     622,032
                                                                        $655,412

AUTO PARTS & EQUIPMENT --- 0.18%
      4,086 Cooper Tire & Rubber Co                                       75,019
      8,823 Dana Corp                                                    112,846
     33,262 Delphi Corp                                                  149,014
     10,366 Goodyear Tire & Rubber Co ^^*                                138,386
     11,356 Johnson Controls Inc                                         633,211
      7,675 Visteon Corp                                                  43,824
                                                                      $1,152,300

AUTOMOBILES --- 0.34%
    108,624 Ford Motor Co                                              1,230,710
     33,503 General Motors Corp ^^                                       984,653
                                                                      $2,215,363

BANKS --- 5.73%
     20,993 AmSouth Bancorp                                              544,768
     32,563 BB&T Corp                                                  1,272,562
    240,696 Bank of America Corp (1)                                  10,614,694
     10,121 Comerica Inc                                                 557,465
      7,300 Compass Bancshares Inc                                       331,420
     30,833 Fifth Third Bancorp ^^                                     1,325,202
      7,310 First Horizon National Corp ^^                               298,175
     13,704 Huntington Bancshares Inc ^^                                 327,526
     24,146 KeyCorp                                                      783,538
      5,900 M&T Bank Corp                                                602,154
     12,349 Marshall & Ilsley Corp ^^                                    515,571
     35,249 National City Corp                                         1,180,842
     27,895 North Fork Bancorp Inc                                       773,807
     16,827 PNC Financial Services Group                                 866,254
     27,589 Regions Financial Corp                                       893,884
     20,188 SunTrust Banks Inc                                         1,454,949
     18,428 Synovus Financial Corp ^^                                    513,404
    110,014 US Bancorp                                                 3,166,203
     94,092 Wachovia Corp                                              4,790,224
    100,689 Wells Fargo & Co                                           6,021,202
      5,350 Zions Bancorp                                                369,257
                                                                     $37,203,101

BIOTECHNOLOGY --- 1.18%
     74,392 Amgen Inc*                                                 4,330,358
     11,565 Applera Corp - Applied Biosystems Group                      228,293
     19,818 Biogen Idec Inc*                                             683,919
      8,765 Chiron Corp*                                                 307,301
     14,766 Genzyme Corp*                                                845,206
     25,700 Gilead Sciences Inc*                                         920,060
     14,702 MedImmune Inc*                                               350,055
                                                                      $7,665,192

BROADCAST/MEDIA --- 0.92%
     31,252 Clear Channel Communications Inc ^^                        1,077,256
    131,261 Comcast Corp*                                              4,433,997
     17,329 Univision Communications Inc Class A ^^*                     479,840
                                                                      $5,991,093

BUILDING MATERIALS --- 0.27%
     10,713 American Standard Cos Inc                                    497,940
     26,601 Masco Corp ^^                                                922,257
      6,135 Vulcan Materials Co                                          348,652
                                                                      $1,768,849

CHEMICALS --- 1.61%
     13,499 Air Products & Chemicals Inc ^^                              854,352
     56,658 Dow Chemical Co                                            2,824,401
     59,152 EI du Pont de Nemours & Co                                 3,030,948
      4,611 Eastman Chemical Co ^^                                       272,049
     13,125 Ecolab Inc ^^                                                433,781
      7,205 Engelhard Corp                                               216,366
      3,011 Great Lakes Chemical Corp                                     96,713
      6,601 Hercules Inc*                                                 95,648
      5,223 International Flavors & Fragrances Inc                       206,309
     10,281 PPG Industries Inc                                           735,297
     19,118 Praxair Inc                                                  914,987
     11,562 Rohm & Haas Co                                               554,976
      4,082 Sigma-Aldrich Corp ^^                                        250,023
                                                                     $10,485,850

COMMUNICATIONS - EQUIPMENT --- 2.43%
     48,072 ADC Telecommunications Inc*                                   95,663
      9,510 Andrew Corp*                                                 111,362
     28,472 Avaya Inc*                                                   332,553
     33,917 CIENA Corp*                                                   58,337
    383,743 Cisco Systems Inc*                                         6,865,162
     11,692 Comverse Technology Inc*                                     294,872
     83,656 Corning Inc*                                                 931,091
     85,746 JDS Uniphase Corp*                                           143,196
    263,028 Lucent Technologies Inc ^^*                                  723,327
    145,472 Motorola Inc                                               2,177,716
     97,742 QUALCOMM Inc                                               3,582,244
      8,979 Scientific-Atlanta Inc                                       253,387
     27,364 Tellabs Inc*                                                 199,757
                                                                     $15,768,667

COMPUTER HARDWARE & SYSTEMS --- 3.80%
     48,508 Apple Computer Inc*                                        2,021,328
    145,995 Dell Inc*                                                  5,609,128
    142,807 EMC Corp ^^*                                               1,759,382
     17,740 Gateway Inc*                                                  71,492
    171,820 Hewlett-Packard Co                                         3,769,731
     96,990 International Business Machines Corp (1)                   8,862,946
      7,581 Lexmark International Group Inc Class A*                     606,253
     11,076 NCR Corp*                                                    373,704
     21,751 Network Appliance Inc*                                       601,633
      5,483 QLogic Corp*                                                 222,062
    200,459 Sun Microsystems Inc*                                        809,854
                                                                     $24,707,513

COMPUTER SOFTWARE & SERVICES --- 5.66%
     14,449 Adobe Systems Inc                                            970,539
      7,550 Affiliated Computer Services Inc Class A*                    401,962
     13,610 Autodesk Inc                                                 405,034
     34,577 Automatic Data Processing Inc                              1,554,236
     13,149 BMC Software Inc*                                            197,235
     10,015 Citrix Systems Inc ^^*                                       238,557
     31,563 Computer Associates International Inc ^^                     855,357
     11,304 Computer Sciences Corp*                                      518,288
     22,942 Compuware Corp*                                              165,182
      8,433 Convergys Corp*                                              125,905
     18,284 Electronic Arts Inc*                                         946,746
     30,726 Electronic Data Systems Corp                                 635,106
     47,623 First Data Corp                                            1,872,060
     11,411 Fiserv Inc*                                                  454,158
     11,051 Intuit Inc ^^*                                               483,702
      5,027 Mercury Interactive Corp*                                    238,179
    600,724 Microsoft Corp (1)                                        14,519,499
     22,494 Novell Inc ^^*                                               134,064
    266,736 Oracle Corp*                                               3,328,865
     15,983 Parametric Technology Corp ^^*                                89,345
     21,058 Paychex Inc                                                  691,124
      7,738 Sabre Holdings Corp ^^                                       169,307
     30,562 Siebel Systems Inc*                                          279,031
     17,071 SunGard Data Systems Inc*                                    588,950
     42,084 Symantec Corp*                                               897,652
     19,990 Unisys Corp*                                                 141,129
     25,030 VERITAS Software Corp*                                       581,197
     77,414 Yahoo! Inc*                                                2,624,335
     71,842 eBay Inc*                                                  2,676,833
                                                                     $36,783,577

CONGLOMERATES --- 4.81%
     45,835 3M Co                                                      3,927,601
    629,241 General Electric Co (1)                                   22,690,430
      8,029 Textron Inc                                                  599,124
    119,538 Tyco International Ltd                                     4,040,384
                                                                     $31,257,539

CONTAINERS --- 0.18%
      6,532 Ball Corp                                                    270,947
      6,286 Bemis Co Inc                                                 195,620
      8,745 Pactiv Corp*                                                 204,196
      4,965 Sealed Air Corp ^^*                                          257,882
      3,401 Temple-Inland Inc                                            246,743
                                                                      $1,175,388

COSMETICS & PERSONAL CARE --- 0.68%
      5,046 Alberto-Culver Co Class B                                    241,502
     28,030 Avon Products Inc                                          1,203,608
     58,838 Gillette Co                                                2,970,142
                                                                      $4,415,252

DISTRIBUTORS --- 0.33%
     10,407 Genuine Parts Co                                             452,600
     37,808 SYSCO Corp                                                 1,353,526
      5,007 WW Grainger Inc                                              311,786
                                                                      $2,117,912

ELECTRIC COMPANIES --- 2.11%
      8,160 Allegheny Energy Inc ^^*                                     168,586
     11,575 Ameren Corp                                                  567,291
     22,765 American Electric Power Co Inc                               775,376
     17,169 CenterPoint Energy Inc ^^                                    206,543
     11,338 Cinergy Corp                                                 459,416
     14,432 Consolidated Edison Inc                                      608,742
     10,318 DTE Energy Co                                                469,263
     19,314 Edison International ^^                                      670,582
     12,707 Entergy Corp                                                 897,877
     39,440 Exelon Corp                                                1,809,902
     23,172 FPL Group Inc ^^                                             930,356
     19,561 FirstEnergy Corp                                             820,584
     21,439 PG&E Corp ^^                                                 731,070
     11,226 PPL Corp                                                     606,092
      5,407 Pinnacle West Capital Corp                                   229,852
     14,668 Progress Energy Inc ^^                                       615,323
     44,080 Southern Co                                                1,403,066
     12,209 TECO Energy Inc                                              191,437
     14,331 TXU Corp                                                   1,141,178
     23,790 Xcel Energy Inc                                              408,712
                                                                     $13,711,248

ELECTRONIC INSTRUMENT & EQUIP --- 0.73%
     25,569 Agilent Technologies Inc*                                    567,632
     10,602 American Power Conversion Corp                               276,818
      5,565 Cooper Industries Inc                                        398,009
     24,902 Emerson Electric Co                                        1,616,887
     10,845 Jabil Circuit Inc ^^*                                        309,299
      9,871 Molex Inc ^^                                                 260,200
     10,390 Rockwell Automation Inc                                      588,490
     31,073 Sanmina - SCI Corp*                                          162,201
     57,619 Solectron Corp ^^*                                           199,938
     14,321 Symbol Technologies Inc                                      207,511
      5,314 Tektronix Inc                                                130,352
                                                                      $4,717,337

ELECTRONICS - SEMICONDUCTOR --- 3.03%
     23,366 Advanced Micro Devices Inc ^^*                               376,660
     22,007 Altera Corp*                                                 435,298
     22,055 Analog Devices Inc                                           797,068
     98,935 Applied Materials Inc                                      1,607,694
     18,261 Applied Micro Circuits Corp*                                  60,079
     17,205 Broadcom Corp Class A*                                       514,774
     23,821 Freescale Semiconductor Inc*                                 410,912
    369,677 Intel Corp                                                 8,587,597
     11,669 KLA-Tencor Corp                                              536,891
     22,841 LSI Logic Corp ^^*                                           127,681
     18,258 Linear Technology Corp                                       699,464
     19,400 Maxim Integrated Products Inc                                792,878
     36,417 Micron Technology Inc*                                       376,552
      9,865 NVIDIA Corp ^^*                                              234,392
     21,062 National Semiconductor Corp                                  434,088
      8,222 Novellus Systems Inc ^^                                      219,774
     10,633 PMC-Sierra Inc ^^*                                            93,570
     11,517 Teradyne Inc*                                                168,148
    102,105 Texas Instruments Inc                                      2,602,656
     20,647 Xilinx Inc                                                   603,512
                                                                     $19,679,688

ENGINEERING & CONSTRUCTION --- 0.04%
      5,092 Fluor Corp                                                   282,250
                                                                        $282,250

FINANCIAL SERVICES --- 5.98%
     46,183 Bank of New York Co Inc                                    1,341,616
     12,500 CIT Group Inc                                                475,000
    310,233 Citigroup Inc (1)                                         13,941,871
     34,460 Countrywide Financial Corp                                 1,118,572
     57,458 Fannie Mae (nonvtg)                                        3,128,588
      5,583 Federated Investors Inc Class B                              158,055
     11,723 Franklin Resources Inc ^^                                    804,784
     40,894 Freddie Mac                                                2,584,501
     16,810 Golden West Financial Corp                                 1,017,005
    210,974 JPMorgan Chase & Co                                        7,299,700
     13,977 Janus Capital Group Inc                                      194,979
      5,719 MGIC Investment Corp                                         352,691
     25,124 Mellon Financial Corp                                        717,039
      8,181 Moody's Corp                                                 661,516
     12,101 Northern Trust Corp                                          525,667
     17,740 Principal Financial Group                                    682,813
     22,200 Sovereign Bancorp Inc                                        491,952
     19,819 State Street Corp                                            866,487
      7,342 T Rowe Price Group Inc                                       435,968
     51,832 Washington Mutual Inc                                      2,047,364
                                                                     $38,846,168

FOOD & BEVERAGES --- 3.31%
     46,143 Anheuser-Busch Co Inc                                      2,186,717
      5,340 Brown-Forman Corp                                            292,365
     19,277 Campbell Soup Co                                             559,419
    134,514 Coca-Cola Co                                               5,605,198
     20,882 Coca-Cola Enterprises Inc                                    428,499
     30,595 ConAgra Foods Inc                                            826,677
     21,702 General Mills Inc                                          1,066,653
     20,800 HJ Heinz Co                                                  766,272
     12,998 Hershey Foods Corp                                           785,859
     20,800 Kellogg Co                                                   900,016
      8,062 McCormick & Co Inc (nonvtg)                                  277,575
      4,821 Molson Coors Brewing Co Class B ^^                           372,037
     11,692 Pepsi Bottling Group Inc ^^                                  325,622
     99,608 PepsiCo Inc                                                5,282,212
     46,792 Sara Lee Corp                                              1,036,911
     11,587 Wm Wrigley Jr Co                                             759,760
                                                                     $21,471,792

GOLD, METALS & MINING --- 0.73%
     51,725 Alcoa Inc                                                  1,571,919
      5,288 Allegheny Technologies Inc                                   127,494
     10,628 Freeport-McMoRan Copper & Gold Inc                           420,975
     26,340 Newmont Mining Corp                                        1,112,865
      9,540 Nucor Corp                                                   549,122
      5,798 Phelps Dodge Corp ^^                                         589,831
      6,789 United States Steel Corp ^^                                  345,221
                                                                      $4,717,427

HEALTH CARE RELATED --- 2.54%
     17,528 Aetna Inc                                                  1,313,724
      6,612 AmericsourceBergen Corp                                      378,801
      7,823 CIGNA Corp                                                   698,594
     25,736 Cardinal Health Inc                                        1,434,782
     27,150 Caremark Rx Inc*                                           1,080,027
      4,495 Express Scripts Inc Class A*                                 391,919
     24,420 HCA Inc                                                    1,308,179
     14,482 Health Management Associates Inc Class A ^^                  379,139
      9,521 Humana Inc*                                                  304,101
     13,728 IMS Health Inc                                               334,826
      8,000 Laboratory Corp of America Holdings*                         385,600
      5,091 Manor Care Inc                                               185,109
     17,502 McKesson HBOC Inc                                            660,701
     16,307 Medco Health Solutions Inc*                                  808,338
      5,414 Quest Diagnostics Inc ^^                                     569,174
     27,710 Tenet Healthcare Corp ^^*                                    319,496
     38,120 UnitedHealth Group Inc                                     3,635,886
     18,180 WellPoint Inc*                                             2,278,863
                                                                     $16,467,259

HOMEBUILDING --- 0.19%
      7,500 Centex Corp                                                  429,525
      2,540 KB Home                                                      298,348
      7,016 Pulte Corp                                                   516,588
                                                                      $1,244,461

HOTELS/MOTELS --- 0.57%
     31,310 Carnival Corp                                              1,622,171
     22,837 Hilton Hotels Corp                                           510,407
     11,987 Marriott International Inc Class A                           801,451
     12,658 Starwood Hotels & Resorts Worldwide Inc                      759,860
                                                                      $3,693,889

HOUSEHOLD GOODS --- 2.22%
      4,767 Black & Decker Corp                                          376,545
      9,121 Clorox Co                                                    574,532
     31,209 Colgate-Palmolive Co                                       1,628,174
      8,605 Fortune Brands Inc                                           693,821
     28,626 Kimberly-Clark Corp                                        1,881,587
     11,343 Leggett & Platt Inc                                          327,586
      4,671 Maytag Corp ^^                                                65,254
     16,238 Newell Rubbermaid Inc                                        356,262
    149,802 Procter & Gamble Co                                        7,939,506
      3,457 Snap-on Inc ^^                                               109,898
      4,413 Stanley Works                                                199,777
      3,950 Whirlpool Corp ^^                                            267,534
                                                                     $14,420,476

INSURANCE RELATED --- 4.09%
     16,914 ACE Ltd                                                      698,041
     29,828 AFLAC Inc                                                  1,111,391
     40,352 Allstate Corp                                              2,181,429
      6,424 Ambac Financial Group Inc                                    480,194
    154,647 American International Group Inc (1)                       8,568,990
     18,715 Aon Corp                                                     427,451
     11,412 Chubb Corp                                                   904,629
      9,477 Cincinnati Financial Corp                                    413,292
     17,557 Hartford Financial Services Group Inc                      1,203,708
      8,134 Jefferson-Pilot Corp                                         398,973
     10,329 Lincoln National Corp                                        466,251
      9,496 Loews Corp                                                   698,336
      8,404 MBIA Inc                                                     439,361
     31,404 Marsh & McLennan Cos Inc                                     955,310
     43,458 MetLife Inc                                                1,699,208
     11,874 Progressive Corp                                           1,089,558
     31,153 Prudential Financial Inc                                   1,788,182
      7,556 SAFECO Corp                                                  368,053
     39,769 St Paul Travelers Cos Inc                                  1,460,715
      6,471 Torchmark Corp                                               337,786
     17,592 UnumProvident Corp ^^                                        299,416
      8,296 XL Capital Ltd Class A                                       600,382
                                                                     $26,590,656

INVESTMENT BANK/BROKERAGE FIRM --- 1.56%
      6,725 Bear Stearns Co Inc                                          671,828
     68,071 Charles Schwab Corp                                          715,426
     22,000 E*TRADE Financial Corp*                                      264,000
     16,444 Lehman Brothers Holdings Inc                               1,548,367
     55,284 Merrill Lynch & Co Inc                                     3,129,074
     66,039 Morgan Stanley                                             3,780,733
                                                                     $10,109,428

LEISURE & ENTERTAINMENT --- 2.72%
      5,752 Brunswick Corp                                               269,481
     17,343 Harley-Davidson Inc                                        1,001,732
      6,799 Harrah's Entertainment Inc                                   439,079
      9,903 Hasbro Inc                                                   202,516
     20,455 International Game Technology                                545,330
     24,681 Mattel Inc                                                   526,939
    171,000 News Corp ^^                                               2,893,320
    272,772 Time Warner Inc*                                           4,787,149
    101,176 Viacom Inc Class B                                         3,523,960
    121,510 Walt Disney Co                                             3,490,982
                                                                     $17,680,488

MACHINERY --- 1.42%
     20,408 Caterpillar Inc                                            1,866,108
      2,600 Cummins Inc                                                  182,910
     16,320 Danaher Corp ^^                                              871,651
     14,631 Deere & Co ^^                                                982,179
     12,121 Dover Corp                                                   458,053
      9,054 Eaton Corp                                                   592,132
      5,470 ITT Industries Inc                                           493,613
     16,339 Illinois Tool Works Inc ^^                                 1,462,831
     10,295 Ingersoll-Rand Co                                            819,997
      3,891 Navistar International Corp ^^*                              141,632
     10,296 PACCAR Inc ^^                                                745,327
      7,296 Pall Corp                                                    197,868
      7,112 Parker-Hannifin Corp                                         433,263
                                                                      $9,247,564

MEDICAL PRODUCTS --- 2.17%
      3,232 Bausch & Lomb Inc                                            236,906
     36,762 Baxter International Inc                                   1,249,173
     14,987 Becton Dickinson & Co                                        875,541
     14,964 Biomet Inc                                                   543,193
     45,116 Boston Scientific Corp*                                    1,321,448
      6,248 CR Bard Inc                                                  425,364
      7,000 Fisher Scientific International Inc*                         398,440
     19,137 Guidant Corp                                               1,414,224
      9,288 Hospira Inc*                                                 299,724
     71,772 Medtronic Inc                                              3,656,783
      2,947 Millipore Corp ^^*                                           127,900
      7,669 PerkinElmer Inc                                              158,211
     21,388 St Jude Medical Inc*                                         769,968
     22,200 Stryker Corp                                                 990,342
      9,429 Thermo Electron Corp*                                        238,459
      7,138 Waters Corp*                                                 255,469
     14,659 Zimmer Holdings Inc*                                       1,140,617
                                                                     $14,101,762

OFFICE EQUIPMENT & SUPPLIES --- 0.29%
      6,051 Avery Dennison Corp                                          374,738
     13,692 Pitney Bowes Inc                                             617,783
     56,786 Xerox Corp*                                                  860,308
                                                                      $1,852,829

OIL & GAS --- 8.69%
      5,048 Amerada Hess Corp                                            485,668
     14,061 Anadarko Petroleum Corp                                    1,070,042
     19,360 Apache Corp                                                1,185,413
      3,941 Ashland Inc                                                  265,702
      9,650 BJ Services Co ^^                                            500,642
     20,077 Baker Hughes Inc                                             893,226
     23,006 Burlington Resources Inc                                   1,151,910
    124,998 ChevronTexaco Corp                                         7,288,633
     41,338 ConocoPhillips                                             4,457,890
     28,464 Devon Energy Corp                                          1,359,156
     14,152 EOG Resources ^^                                             689,768
     38,157 El Paso Corp                                                 403,701
    379,136 Exxon Mobil Corp (1)                                      22,599,506
     29,972 Halliburton Co                                             1,296,289
      9,683 Kerr-McGee Corp                                              758,469
      6,497 Kinder Morgan Inc ^^                                         491,823
     20,550 Marathon Oil Corp                                            964,206
      8,412 Nabors Industries Ltd ^^*                                    497,486
     10,000 National-Oilwell Varco Inc*                                  467,000
      8,011 Noble Corp                                                   450,298
     23,572 Occidental Petroleum Corp                                  1,677,619
      6,324 Rowan Cos Inc                                                189,277
     34,980 Schlumberger Ltd                                           2,465,390
      4,112 Sunoco Inc                                                   425,674
     19,066 Transocean Inc*                                              981,136
     16,069 Unocal Corp                                                  991,297
     15,300 Valero Energy Corp                                         1,121,031
     33,807 Williams Cos Inc                                             635,910
     20,566 XTO Energy Inc ^^                                            675,387
                                                                     $56,439,549

PAPER & FOREST PRODUCTS --- 0.49%
     15,437 Georgia-Pacific Corp                                         547,859
     29,126 International Paper Co                                     1,071,546
      6,557 Louisiana-Pacific Corp                                       164,843
     12,003 MeadWestvaco Corp                                            381,935
     14,388 Weyerhaeuser Co ^^                                           985,578
                                                                      $3,151,761

PERSONAL LOANS --- 1.25%
     69,669 American Express Co                                        3,578,897
     14,649 Capital One Financial Corp                                 1,095,306
     75,859 MBNA Corp                                                  1,862,338
     17,352 Providian Financial Corp*                                    297,760
     25,519 SLM Corp ^^                                                1,271,867
                                                                      $8,106,168

PHARMACEUTICALS --- 6.98%
     92,581 Abbott Laboratories                                        4,316,126
      7,849 Allergan Inc ^^                                              545,270
    116,010 Bristol-Myers Squibb Co                                    2,953,615
     67,247 Eli Lilly & Co                                             3,503,569
     20,843 Forest Laboratories Inc*                                     770,149
    176,519 Johnson & Johnson (1)                                     11,855,016
     14,299 King Pharmaceuticals Inc*                                    118,825
    131,040 Merck & Co Inc                                             4,241,765
     15,950 Mylan Laboratories Inc ^^                                    282,634
    442,896 Pfizer Inc (1)                                            11,634,878
     87,500 Schering-Plough Corp                                       1,588,125
      6,484 Watson Pharmaceuticals Inc*                                  199,253
     79,302 Wyeth                                                      3,344,958
                                                                     $45,354,183

PHOTOGRAPHY/IMAGING --- 0.09%
     17,031 Eastman Kodak Co                                             554,359
                                                                        $554,359

POLLUTION CONTROL --- 0.17%
     16,014 Allied Waste Industries Inc ^^*                              117,062
     33,739 Waste Management Inc                                         973,370
                                                                      $1,090,432

PRINTING & PUBLISHING --- 0.64%
      4,146 Dow Jones & Co Inc                                           154,770
     14,961 Gannett Co Inc                                             1,183,116
      4,537 Knight-Ridder Inc                                            305,113
     11,338 McGraw-Hill Cos Inc                                          989,241
      2,711 Meredith Corp                                                126,739
      8,629 New York Times Co                                            315,649
     12,718 RR Donnelley & Sons Co                                       402,143
     17,679 Tribune Co                                                   704,862
                                                                      $4,181,633

RAILROADS --- 0.57%
     22,451 Burlington Northern Santa Fe Corp                          1,210,782
     12,749 CSX Corp                                                     530,996
     23,729 Norfolk Southern Corp                                        879,159
     15,545 Union Pacific Corp                                         1,083,487
                                                                      $3,704,424

REAL ESTATE --- 0.53%
      5,626 Apartment Investment & Management Co REIT                    209,287
     11,800 Archstone-Smith Trust REIT                                   402,498
     23,941 Equity Office Properties Trust REIT                          721,342
     16,781 Equity Residential REIT                                      540,516
     10,927 Plum Creek Timber Co Inc REIT                                390,094
     10,901 ProLogis Trust REIT                                          404,427
     13,147 Simon Property Group Inc REIT                                796,445
                                                                      $3,464,609

RESTAURANTS --- 0.77%
      8,743 Darden Restaurants Inc ^^                                    268,235
     75,510 McDonald's Corp                                            2,351,381
     23,738 Starbucks Corp*                                            1,226,305
      6,717 Wendy's International Inc ^^                                 262,232
     17,327 Yum! Brands Inc                                              897,712
                                                                      $5,005,865

RETAIL --- 6.16%
     21,815 Albertson's Inc ^^                                           450,480
     13,392 AutoNation Inc ^^*                                           253,644
      3,998 AutoZone Inc*                                                342,629
     17,911 Bed Bath & Beyond Inc*                                       654,468
     17,737 Best Buy Co Inc                                              957,975
      6,649 Big Lots Inc*                                                 79,921
     23,759 CVS Corp                                                   1,250,199
     11,315 Circuit City Stores Inc - CarMax Group ^^                    181,606
     28,071 Costco Wholesale Corp                                      1,240,177
      4,105 Dillard's Inc ^^                                             110,424
     17,867 Dollar General Corp                                          391,466
      9,890 Family Dollar Stores Inc                                     300,260
     10,100 Federated Department Stores Inc                              642,764
     43,677 Gap Inc                                                      953,906
    130,391 Home Depot Inc                                             4,986,152
     16,967 JC Penney Co Inc                                             880,927
     19,355 Kohl's Corp*                                                 999,299
     43,395 Kroger Co*                                                   695,622
     22,631 Limited Brands Inc ^^                                        549,933
     45,888 Lowe's Cos Inc                                             2,619,746
     17,294 May Department Stores Co                                     640,224
      7,488 Nordstrom Inc ^^                                             414,685
     18,546 Office Depot Inc*                                            411,350
      5,577 OfficeMax Inc ^^                                             186,830
      9,347 RadioShack Corp                                              229,002
      8,016 SUPERVALU Inc                                                267,334
     26,500 Safeway Inc*                                                 491,045
      5,937 Sears Holding Corp*                                          790,646
      7,557 Sherwin-Williams Co                                          332,432
     29,416 Staples Inc                                                  924,545
     28,544 TJX Cos Inc                                                  703,039
     53,154 Target Corp                                                2,658,763
      8,603 Tiffany & Co                                                 296,976
     12,695 Toys R Us Inc*                                               327,023
    201,174 Wal-Mart Stores Inc (1)                                   10,080,829
     60,631 Walgreen Co                                                2,693,229
                                                                     $39,989,550

SHOES --- 0.20%
     13,619 NIKE Inc Class B                                           1,134,599
      3,326 Reebok International Ltd                                     147,342
                                                                      $1,281,941

SPECIALIZED SERVICES --- 0.75%
      9,853 Apollo Group Inc*                                            729,713
     62,642 Cendant Corp                                               1,286,667
      8,846 Cintas Corp                                                  365,428
      7,969 Equifax Inc                                                  244,569
      9,861 H&R Block Inc                                                498,769
     25,098 Interpublic Group of Cos Inc*                                308,203
      7,159 Monster Worldwide Inc ^^*                                    200,810
     11,079 Omnicom Group Inc                                            980,713
      9,531 Robert Half International Inc                                256,956
                                                                      $4,871,828

TELEPHONE & TELECOMMUNICATIONS --- 3.08%
     17,958 ALLTEL Corp                                                  984,996
     47,417 AT&T Corp ^^                                                 889,069
    108,689 BellSouth Corp                                             2,857,434
      7,995 CenturyTel Inc                                               262,556
     19,913 Citizens Communications Co ^^                                257,674
     66,845 Nextel Communications Inc*                                 1,899,735
     99,168 Qwest Communications International Inc ^^*                   366,922
    196,074 SBC Communications Inc                                     4,644,993
     87,716 Sprint Corp                                                1,995,539
    164,402 Verizon Communications                                     5,836,271
                                                                     $19,995,189

TEXTILES --- 0.23%
     11,400 Coach Inc*                                                   645,582
      7,262 Jones Apparel Group Inc                                      243,204
      6,432 Liz Claiborne Inc                                            258,116
      5,974 VF Corp                                                      353,302
                                                                      $1,500,204

TOBACCO --- 1.40%
    122,836 Altria Group Inc                                           8,032,246
      6,915 Reynolds American Inc                                        557,280
      9,855 UST Inc                                                      509,504
                                                                      $9,099,030

UTILITIES --- 1.05%
     38,496 AES Corp*                                                    630,564
     11,571 CMS Energy Corp ^^*                                          150,886
     31,698 Calpine Corp ^^*                                              88,754
     10,510 Constellation Energy Group                                   543,367
     20,242 Dominion Resources Inc                                     1,506,612
     55,655 Duke Energy Corp                                           1,558,897
     19,566 Dynegy Inc Class A ^^*                                        76,503
      9,553 KeySpan Corp ^^                                              372,280
      2,563 NICOR Inc ^^                                                  95,062
     16,056 NiSource Inc                                                 365,916
      2,265 Peoples Energy Corp ^^                                        94,949
     14,138 Public Service Enterprise Group Inc                          768,966
     14,124 Sempra Energy                                                562,700
                                                                      $6,815,456

WHOLE LOAN --- 0.45%
     26,593 GSR Mortgage Loan Trust                                    2,924,964
                                                                      $2,924,964

TOTAL COMMON STOCK --- 98.92%                                       $642,389,629
(Cost $570,395,241)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  6,301,000 Federal Home Loan Bank                                     6,301,000
                  2.434% April 1, 2005
    750,000 United States of America (1)                                 744,661
                  2.346% May 19, 2005

TOTAL SHORT-TERM INVESTMENTS --- 1.08%                                $7,045,661
(Cost $7,045,661)

TOTAL MAXIM S&P 500 INDEX (R) PORTFOLIO --- 100%                    $649,435,290
(Cost $577,440,902)

Legend
* Non-income Producing Security
(1) Collateral or Segregated Assets for Futures
^^ A portion or all of the security is on loan at March 31, 2005.
REIT - Real Estate Investment Trust

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim S&P 500 Index(R) Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At March 31, 2005, the U.S. Federal income tax cost basis was $577,898,242. The Maxim S&P 500 Index(R) Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $97,465,872 and gross depreciation of securities in which there was an excess of tax cost over value of $25,928,824, resulting in net appreciation of $71,537,048.

As of March 31, 2005, the Maxim S&P 500 Index(R) Portfolio had 31 open S&P 500 long futures contracts. The contracts expire in June 2005 and the Portfolio has recorded unrealized depreciation of $158,265.

Maxim Series Fund, Inc.

Maxim Salomon Brothers High Yield Bond Portfolio
Schedule of Investments
March 31, 2005
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 1.33%
    665,000 DRS Technologies Inc                                         665,000
            Senior Subordinated Notes
            6.875% November 1, 2013
    875,000 Sequa Corp                                                   936,250
            Senior Notes
            9.000% August 1, 2009
                                                                      $1,601,250

AGRICULTURE --- 0.38%
    425,000 Hines Nurseries Inc                                          459,000
            Company Guaranteed Notes
            10.250% October 1, 2011
                                                                        $459,000

AIRLINES --- 0.23%
    285,000 Continental Airlines Inc                                     271,324
            Pass Thru Certificates
            7.250% November 1, 2005
                                                                        $271,324

AUTO PARTS & EQUIPMENT --- 1.03%
    500,000 CSK Auto Inc                                                 471,875
            Company Guaranteed Notes
            7.000% January 15, 2014
    423,000 TRW Automotive Inc                                           454,725
            Senior Notes
            9.375% February 15, 2013
    277,000 TRW Automotive Inc ^^                                        310,240
            Senior Subordinated Notes
            11.000% February 15, 2013
                                                                      $1,236,840

AUTOMOBILES --- 0.65%
    225,000 Ford Motor Co ^^                                             203,532
            Notes
            7.450% July 16, 2031
    675,000 General Motors Corp ^^                                       577,619
            Debentures
            8.375% July 15, 2033
                                                                        $781,151

BROADCAST/MEDIA --- 6.15%
  1,000,000 CSC Holdings Inc                                           1,055,000
            Senior Notes
            8.125% July 15, 2009
    403,000 Canada Inc #                                                 424,158
            Senior Subordinated Notes
            8.000% September 15, 2012
    980,000 Charter Communications Holdings II                           999,600
            Senior Notes
            10.250% September 15, 2010
  1,075,000 Charter Communications Holdings LLC                          870,750
            Senior Notes
            10.000% April 1, 2009
  1,000,000 DirecTV                                                    1,082,500
            Senior Notes
            8.375% March 15, 2013
    180,000 EchoStar DBS Corp ++                                         184,275
            Senior Notes
            5.810% October 1, 2008
    250,000 Insight Communications Co Inc + ^^                           248,750
            Step Bond 0% - 12.250%
            7.500% February 15, 2011
    600,000 LodgeNet Entertainment Corp                                  654,000
            Senior Subordinated Debentures
            9.500% June 15, 2013
    145,000 Mediacom Broadband LLC                                       155,150
            Company Guaranteed Bonds
            11.000% July 15, 2013
    340,000 Mediacom LLC ^^                                              339,150
            Senior Notes
            9.500% January 15, 2013
    425,000 NextMedia Operating Inc                                      463,781
            Company Guaranteed Notes
            10.750% July 1, 2011
    325,000 Rainbow National Services LLC #                              363,188
            Senior Subordinated Debentures
            10.375% September 1, 2014
    250,000 Young Broadcasting Inc                                       236,875
            Senior Subordinated Notes
            8.750% January 15, 2014
    125,000 Young Broadcasting Inc ^^                                    127,813
            Company Guaranteed Notes
            10.000% March 1, 2011
    325,000 Zeus Special Subsidiary Ltd # +                              205,563
            Step Bond 0% - 9.250%
            9.490% February 1, 2015
                                                                      $7,410,553

BUILDING MATERIALS --- 0.39%
    675,000 Associated Materials Inc                                     469,125
            Senior Discount Notes
            11.250% March 1, 2014
                                                                        $469,125

CHEMICALS --- 5.47%
    500,000 Equistar Chemical Funding                                    561,250
            Senior Notes
            10.625% May 1, 2011
    500,000 Ethyl Corp                                                   535,000
            Company Guaranteed Notes
            8.875% May 1, 2010
    303,000 Huntsman International LLC                                   315,120
            Senior Notes
            10.125% July 1, 2009
    795,000 ISP Holdings Inc                                             850,650
            Secured Notes
            10.625% December 15, 2009
    425,000 Innophos Inc #                                               446,250
            Senior Subordinated Notes
            8.875% August 15, 2014
    505,000 Lyondell Chemical Co                                         580,750
            Secured Notes
            11.125% July 15, 2012
    500,000 Millennium America Inc                                       536,250
            Company Guaranteed Notes
            9.250% June 15, 2008
  1,200,000 Nalco Co ^^                                                1,284,000
            Senior Notes
            8.875% November 15, 2013
    500,000 OM Group Inc                                                 515,000
            Company Guaranteed Notes
            9.250% December 15, 2011
    375,000 Resolution Performance Products LLC ^^                       405,000
            Senior Subordinated Notes
            13.500% November 15, 2010
    250,000 Rhodia SA ^^                                                 272,500
            Senior Subordinated Notes
            10.250% June 1, 2010
    300,000 Rhodia SA ^^                                                 291,750
            Senior Subordinated Notes
            8.875% June 1, 2011
                                                                      $6,593,520

COMMUNICATIONS - EQUIPMENT --- 0.89%
  1,250,000 Lucent Technologies Inc                                    1,078,125
            Debentures
            6.450% March 15, 2029
                                                                      $1,078,125

CONTAINERS --- 4.48%
    475,000 Anchor Glass Container Corp ^^                               428,688
            Secured Notes
            11.000% February 15, 2013
    500,000 Berry Plastics Corp                                          563,750
            Company Guaranteed Bonds
            10.750% July 15, 2012
    600,000 Crown Holdings                                               658,500
            Secured Notes
            9.500% March 1, 2011
    250,000 Graphic Packaging International                              262,500
            Senior Notes
            8.500% August 15, 2011
  1,250,000 Owens-Brockway Glass Containers Inc                        1,334,375
            Company Guaranteed Notes
            8.875% February 15, 2009
    465,000 Plastipak Holdings Inc                                       516,150
            Company Guaranteed Bonds
            10.750% September 1, 2011
    150,000 Pliant Corp ^^                                               126,750
            Senior Notes
            13.000% June 1, 2010
  1,000,000 Stone Container Corp                                       1,032,500
            Senior Notes
            8.375% July 1, 2012
    500,000 Tekni-Plex Inc # ^^                                          473,750
            Secured Notes
            8.750% November 15, 2013
                                                                      $5,396,963

COSMETICS & PERSONAL CARE --- 0.60%
    550,000 Del Laboratories Inc # ^^                                    528,000
            Senior Subordinated Notes
            8.000% February 1, 2012
    172,000 Jafra Cosmetics                                              197,800
            Company Guaranteed Notes
            10.750% May 15, 2011
                                                                        $725,800

DISTRIBUTORS --- 0.23%
    275,000 Buhrmann US Inc # ^^                                         275,000
            Senior Subordinated Notes
            7.875% March 1, 2015
                                                                        $275,000

ELECTRIC COMPANIES --- 2.83%
    342,000 Allegheny Energy Supply Co LLC #                             377,910
            Notes
            10.250% November 15, 2007
    840,000 Allegheny Energy Supply Co LLC # ^^                          890,400
            Bonds
            8.250% April 15, 2012
    400,000 Edison Mission Energy                                        417,000
            Senior Notes
            7.730% June 15, 2009
    525,000 Midwest Generation LLC                                       586,688
            Pass Thru Certificates
            8.560% January 2, 2016
    890,000 Mission Energy Holding Co                                  1,068,000
            Secured Notes
            13.500% July 15, 2008
     70,000 Nevada Power Co                                               72,275
            Mortgage Notes
            6.500% April 15, 2012
                                                                      $3,412,273

ELECTRONIC INSTRUMENT & EQUIP --- 0.42%
    500,000 Sensus Metering Systems                                      511,250
            Senior Subordinated Notes
            8.625% December 15, 2013
                                                                        $511,250

ELECTRONICS - SEMICONDUCTOR --- 0.40%
    500,000 Amkor Technology Inc ^^                                      477,500
            Senior Notes
            9.250% February 15, 2008
                                                                        $477,500

FINANCIAL SERVICES --- 3.33%
    750,000 Alamosa Delaware Inc +                                       815,625
            Step Bond 0% - 12.000%
            6.340%% July 31, 2009
     60,000 Athena Neuro Finance LLC ^^                                   50,250
            Company Guaranteed Notes
            7.250% February 21, 2008
    400,000 BCP Caylux Holdings Luxembourg SCA # ^^                      456,000
            Senior Subordinated Notes
            9.625% June 15, 2014
    175,000 Borden US Financial Corp #                                   189,000
            Secured Notes
            9.000% July 15, 2014
    300,000 Ford Motor Credit Co                                         305,424
            Notes
            7.875% June 15, 2010
     75,000 Ford Motor Credit Co                                          74,012
            Senior Notes
            7.250% October 25, 2011
    795,000 General Motors Acceptance Corp                               692,320
            Bonds
            8.000% November 1, 2031
    800,000 General Motors Acceptance Corp ^^                            691,043
            Notes
            6.750% December 1, 2014
    700,000 Nexstar Finance LLC                                          740,250
            Company Guaranteed Bonds
            12.000% April 1, 2008
                                                                      $4,013,924

FOOD & BEVERAGES --- 1.83%
    600,000 Dean Foods Co                                                633,000
            Senior Notes
            8.150% August 1, 2007
    450,000 Doane Pet Care Co                                            441,000
            Senior Subordinated Notes
            9.750% May 15, 2007
    350,000 Dole Food Co Inc                                             353,500
            Company Guaranteed Notes
            7.250% June 15, 2010
    165,000 Dole Food Co Inc                                             173,250
            Senior Notes
            8.625% May 1, 2009
    165,000 Pilgrims Pride Corp                                          179,025
            Company Guaranteed Notes
            9.625% September 15, 2011
    500,000 Pinnacle Foods Holding                                       427,500
            Senior Subordinated Notes
            8.250% December 1, 2013
                                                                      $2,207,275

FOREIGN GOVERNMENTS --- 9.79%
 15,000,000 Government of Argentina                                        2,917
        EUR Notes
            8.000% October 30, 2009
      5,000 Government of Argentina                                        1,507
        EUR Notes
            9.250% July 20, 2049
      5,000 Government of Argentina                                        1,912
        EUR Unsubordinated Bonds
            10.250% January 26, 2007
      5,000 Government of Argentina                                          977
        EUR Bonds
            11.250% April 10, 2006
     10,000 Government of Argentina                                        3,824
        EUR Notes
            8.500% July 30, 2010
    140,000 Government of Argentina                                       20,417
        EUR Unsubordinated Bonds
            7.000% March 18, 2049
     10,000 Government of Argentina                                        2,787
        EUR Notes
            8.750% February 4, 2049
      5,000 Government of Argentina                                          739
        EUR Unsubordinated Bonds
            10.250% February 6, 2049
      5,000 Government of Argentina                                          696
        EUR Bonds
            9.000% September 19, 2049
     10,000 Government of Argentina                                        3,824
        EUR Bonds
            8.000% July 6, 2010
     10,000 Government of Argentina                                        3,824
        EUR Notes
            10.000% February 22, 2007
      5,000 Government of Argentina                                          977
        EUR Unsubordinated Bonds
            10.500% November 14, 2049
      5,000 Government of Argentina                                        1,507
        EUR Notes
            8.125% October 4, 2049
  5,000,000 Government of Argentina                                          972
        EUR Notes
            7.000% March 18, 2049
      5,000 Government of Argentina                                          977
        EUR Bonds
            7.875% July 29, 2005
 30,000,000 Government of Argentina                                        5,833
        EUR Notes
            8.438% July 8, 2005
     25,000 Government of Argentina                                        4,887
        EUR Senior Notes
            9.000% November 19, 2008
      5,000 Government of Argentina                                        1,620
        EUR Unsubordinated Bonds
            8.500% July 1, 2049
    550,000 Government of Argentina                                      312,125
            Foreign Government Guaranteed Notes
            6.000% March 31, 2023
      5,000 Government of Argentina                                        1,912
        EUR Unsubordinated Notes
            8.000% February 26, 2008
 15,000,000 Government of Argentina                                        2,917
        EUR Notes
            7.625% August 11, 2007
      5,000 Government of Argentina                                        1,620
        EUR Notes
            7.125% June 10, 2049
      5,000 Government of Argentina                                        1,912
        EUR Unsubordinated Bonds
            8.000% February 26, 2008
    170,000 Government of Argentina ++                                    97,325
            Foreign Government Guaranteed Notes
            3.442% March 31, 2023
  1,019,429 Government of Brazil                                       1,009,235
            Bonds
            8.000% April 15, 2014
    350,000 Government of Brazil                                         327,250
            Notes
            8.750% February 4, 2025
     95,000 Government of Brazil                                         114,950
            Bonds
            12.250% March 6, 2030
     50,000 Government of Brazil                                          55,650
            Unsubordinated Notes
            11.000% August 17, 2040
  1,191,186 Government of Brazil ++                                    1,118,285
            Bonds
            3.085% April 15, 2012
    175,000 Government of Chile                                          195,475
            Notes
            7.125% January 11, 2012
    270,000 Government of Colombia                                       301,725
            Notes
            10.750% January 15, 2013
    320,000 Government of Colombia                                       339,200
            Bonds
            10.375% January 28, 2033
     60,000 Government of Ecuador                                         59,850
            Bonds
            12.000% November 15, 2012
    280,000 Government of Ecuador +                                      249,200
            Step Bond 4.000% - 10.000%
            11.110% August 15, 2030
    100,000 Government of El Salvador                                    108,500
            Bonds
            7.750% January 24, 2023
    150,000 Government of Malaysia                                       172,030
            Notes
            8.750% June 1, 2009
     50,000 Government of Malaysia                                        56,613
            Bonds
            7.500% July 15, 2011
    400,000 Government of Mexico                                         424,000
            Notes
            7.500% April 8, 2033
    300,000 Government of Mexico                                         343,800
            Notes
            8.125% December 30, 2019
  1,025,000 Government of Mexico                                       1,068,050
            Global Notes
            6.625% March 3, 2015
    375,000 Government of Mexico                                         429,375
            Bonds
            8.300% August 15, 2031
    250,000 Government of Mexico                                         259,375
            Notes
            6.375% January 16, 2013
     50,000 Government of Morocco ++                                      49,175
            Foreign Government Guaranteed Notes
            3.803% January 2, 2009
    150,000 Government of Panama                                         171,000
            Bonds
            9.375% April 1, 2029
     25,000 Government of Panama                                          26,875
            Bonds
            8.875% September 30, 2027
     50,000 Government of Panama                                          49,625
            Notes
            7.250% March 15, 2015
    175,000 Government of Panama                                         196,000
            Bonds
            9.375% January 16, 2023
    105,000 Government of Peru                                           118,125
            Notes
            9.125% February 21, 2012
    340,000 Government of Peru +                                         317,900
            Step Bond 4.000% - 5.000%
            2.600% March 7, 2017
     49,500 Government of Peru +                                          45,293
            Step Bond 3.250% - 5.000%
            6.240% March 7, 2017
     25,000 Government of Philippines                                     26,125
            Bonds
            9.875% January 15, 2019
    350,000 Government of Philippines                                    374,500
            Notes
            10.625% March 16, 2025
    325,000 Government of Russia                                         531,863
            Unsubordinated Notes
            12.750% June 24, 2028
    150,000 Government of Russia                                         161,565
            Unsubordinated Notes
            8.250% March 31, 2010
  1,060,000 Government of Russia +                                     1,085,970
            Step Bond 2.250% - 7.500%
            6.610% March 31, 2030
     25,000 Government of South Africa                                    28,469
            Notes
            9.125% May 19, 2009
    175,000 Government of South Africa                                   183,750
            Notes
            6.500% June 2, 2014
     25,000 Government of Turkey                                          33,188
            Senior Unsubordinated Notes
            11.875% January 15, 2030
    475,000 Government of Turkey                                         534,375
            Notes
            9.500% January 15, 2014
    100,000 Government of Ukraine                                        107,000
            Bonds
            7.650% June 11, 2013
     56,003 Government of Ukraine                                         60,091
            Senior Notes
            11.000% March 15, 2007
     76,125 Government of Uruguay                                         65,658
            Bonds
            7.875% January 15, 2033
     75,000 Government of Uruguay                                         68,625
            Bonds
            7.500% March 15, 2015
     25,000 Government of Venezuela                                       22,125
            Notes
            3.692% April 20, 2011
    340,000 Government of Venezuela                                      378,250
            Global Notes
            10.750% September 19, 2013
     50,000 Government of Venezuela                                       49,250
            Notes
            8.500% October 8, 2014
                                                                     $11,795,368

GOLD, METALS & MINING --- 1.20%
    200,000 AK Steel Corp                                                196,000
            Company Guaranteed Notes
            7.875% February 15, 2009
    450,000 IMCO Recycling Inc                                           499,500
            Secured Notes
            10.375% October 15, 2010
    205,000 Ispat Inland ULC                                             239,850
            Secured Notes
            9.750% April 1, 2014
    525,000 Novelis Inc #                                                514,500
            Senior Notes
            7.250% February 15, 2015
                                                                      $1,449,850

HARDWARE & TOOLS --- 0.24%
    300,000 Nortek Holdings Inc                                          289,500
            Senior Subordinated Notes
            8.500% September 1, 2014
                                                                        $289,500

HEALTH CARE RELATED --- 3.11%
    450,000 AmeriPath Inc                                                447,750
            Company Guaranteed Notes
            10.500% April 1, 2013
    500,000 Community Health Systems Inc #                               487,500
            Senior Subordinated Notes
            6.500% December 15, 2012
    250,000 DaVita Inc #                                                 245,000
            Senior Subordinated Notes
            7.250% March 15, 2015
    225,000 HCA Inc                                                      223,344
            Notes
            6.375% January 15, 2015
    500,000 IASIS Healthcare                                             521,250
            Senior Subordinated Notes
            8.750% June 15, 2014
    220,000 National Nephrology Associates Inc #                         243,925
            Senior Subordinated Notes
            9.000% November 1, 2011
    259,000 Psychiatric Solutions Inc                                    287,490
            Senior Subordinated Notes
            10.625% June 15, 2013
    750,000 Tenet Healthcare Corp                                        780,000
            Senior Notes
            9.875% July 1, 2014
    525,000 Triad Hospitals Inc                                          515,813
            Senior Subordinated Notes
            7.000% November 15, 2013
                                                                      $3,752,072

HOMEBUILDING --- 0.54%
    595,000 DR Horton Inc                                                649,124
            Company Guaranteed Bonds
            8.500% April 15, 2012
                                                                        $649,124

HOTELS/MOTELS --- 2.63%
    550,000 Gaylord Entertainment Co # ^^                                521,125
            Senior Notes
            6.750% November 15, 2014
    750,000 John Q Hammons Hotels Inc                                    804,375
            1st Mortgage
            8.875% May 15, 2012
    425,000 Las Vegas Sands Corp # ^^                                    403,219
            Senior Notes
            6.375% February 15, 2015
    675,000 MGM Mirage Inc                                               680,063
            Senior Notes
            6.750% September 1, 2012
    300,000 MGM Mirage Inc ^^                                            324,000
            Company Guaranteed Bonds
            8.375% February 1, 2011
    425,000 Turning Stone Casino Resort Enterprise #                     441,469
            Senior Notes
            9.125% December 15, 2010
                                                                      $3,174,251

HOUSEHOLD GOODS --- 1.40%
    950,000 Norcraft Holdings +                                          674,500
            Step Bond 0% - 9.750%
            10.010% September 1, 2012
    500,000 Sealy Mattress Co ^^                                         521,250
            Senior Subordinated Notes
            8.250% June 15, 2014
     50,000 Simmons Bedding Co # +                                        31,250
            Step Bond 0% - 10.000%
            10.130% December 15, 2014
    450,000 Simmons Bedding Co ^^                                        459,000
            Senior Subordinated Notes
            7.875% January 15, 2014
                                                                      $1,686,000

INDEPENDENT POWER PRODUCTS --- 1.43%
  1,585,000 Reliant Resources Inc                                      1,723,688
            Secured Notes
            9.500% July 15, 2013
                                                                      $1,723,688

INSURANCE RELATED --- 0.21%
    375,000 Vanguard Health Holding I +                                  250,313
            Step Bond 0% - 11.250%
            9.940% October 1, 2015
                                                                        $250,313

LEISURE & ENTERTAINMENT --- 4.53%
    260,000 Carmike Cinemas Inc                                          255,125
            Senior Subordinated Notes
            7.500% February 15, 2014
    750,000 Cinemark Inc +                                               532,500
            Step Bond 0% - 9.750%
            9.210% March 15, 2014
    500,000 Herbst Gaming Inc                                            520,000
            Senior Subordinated Notes
            8.125% June 1, 2012
    450,000 Kerzner International Ltd                                    482,625
            Company Guaranteed Bonds
            8.875% August 15, 2011
     40,000 Loews Cineplex Entertainment Corp #                           39,800
            Company Guaranteed Notes
            9.000% August 1, 2014
    950,000 Mohegan Tribal Gaming                                        942,875
            Senior Subordinated Notes
            6.375% July 15, 2009
    375,000 Mohegan Tribal Gaming ^^                                     397,500
            Senior Subordinated Notes
            8.000% April 1, 2012
    550,000 Penn National Gaming Inc #                                   541,750
            Senior Subordinated Notes
            6.750% March 1, 2015
    500,000 Pinnacle Entertainment Inc                                   500,000
            Senior Subordinated Notes
            8.250% March 15, 2012
    100,000 Six Flags Inc                                                 92,250
            Senior Notes
            9.625% June 1, 2014
    200,000 Six Flags Inc ^^                                             186,500
            Senior Notes
            9.750% April 15, 2013
    975,000 Station Casinos Inc ^^                                       967,688
            Senior Subordinated Notes
            6.500% February 1, 2014
                                                                      $5,458,613

MACHINERY --- 1.55%
    800,000 Case New Holland Inc #                                       852,000
            Senior Notes
            9.250% August 1, 2011
    125,000 Dresser-Rand Group Inc #                                     125,000
            Senior Subordinated Notes
            7.375% November 1, 2014
    467,000 NRG Energy Inc #                                             493,853
            Secured Notes
            8.000% December 15, 2013
    360,000 Terex Corp                                                   391,500
            Company Guaranteed Notes
            10.375% April 1, 2011
                                                                      $1,862,353

MANUFACTURING --- 1.41%
    225,000 Blount Inc                                                   237,375
            Senior Subordinated Notes
            8.875% August 1, 2012
    450,000 Collins & Aikman Floor Cover                                 479,250
            Company Guaranteed Notes
            9.750% February 15, 2010
    800,000 KI Holdings Inc # +                                          492,000
            Step Bond 0% - 9.875%
            10.360% November 15, 2014
    450,000 Mueller Group Inc ^^                                         486,000
            Senior Subordinated Notes
            10.000% May 1, 2012
                                                                      $1,694,625

MEDICAL PRODUCTS --- 0.40%
    450,000 Medical Device Manufacturing Inc                             481,500
            Company Guaranteed Notes
            10.000% July 15, 2012
                                                                        $481,500

MISCELLANEOUS --- 0.68%
    300,000 Invensys PLC # ^^                                            305,250
            Senior Notes
            9.875% March 15, 2011
    500,000 Playtex Products Inc ^^                                      520,000
            Company Guaranteed Notes
            9.375% June 1, 2011
                                                                        $825,250

OFFICE EQUIPMENT & SUPPLIES --- 0.30%
    350,000 Xerox Corp ^^                                                361,813
            Senior Notes
            7.125% June 15, 2010
                                                                        $361,813

OIL & GAS --- 6.17%
    250,000 Chesapeake Energy Corp                                       263,750
            Senior Notes
            7.500% September 15, 2013
    650,000 Chesapeake Energy Corp                                       669,500
            Senior Notes
            7.000% August 15, 2014
    800,000 El Paso Corp ^^                                              796,000
            Notes
            7.875% June 15, 2012
    545,000 El Paso Corp ^^                                              523,200
            Senior Notes
            7.000% May 15, 2011
    200,000 El Paso Corp ^^                                              188,500
            Senior Notes
            7.750% January 15, 2032
    600,000 Energy Partners Ltd                                          642,000
            Company Guaranteed Notes
            8.750% August 1, 2010
    685,000 Forest Oil Corp                                              727,813
            Senior Notes
            8.000% June 15, 2008
    415,000 Forest Oil Corp ^^                                           456,500
            Senior Notes
            8.000% December 15, 2011
    175,000 Hanover Compressor Co                                        187,250
            Senior Notes
            9.000% June 1, 2014
    715,000 Hanover Compressor Co ^^                                     690,869
            Convertible
            4.750% March 15, 2008
    275,000 Holly Energy Partners LP #                                   264,000
            Senior Notes
            6.250% March 1, 2015
    500,000 Stone Energy Corp                                            521,250
            Senior Subordinated Notes
            8.250% December 15, 2011
    459,000 Swift Energy Co                                              498,015
            Senior Subordinated Notes
            9.375% May 1, 2012
    450,000 Vintage Petroleum Inc                                        477,000
            Senior Subordinated Notes
            7.875% May 15, 2011
    425,000 Williams Cos Inc ^^                                          504,688
            Notes
            8.750% March 15, 2032
     30,000 Williams Gas Pipelines Central Inc #                          31,313
            Senior Notes
            7.375% November 15, 2006
                                                                      $7,441,648

PAPER & FOREST PRODUCTS --- 2.48%
    300,000 Abitibi-Consolidated Inc                                     304,500
            Notes
            8.550% August 1, 2010
    375,000 Appleton Papers Inc                                          391,875
            Senior Subordinated Notes
            9.750% June 15, 2014
    250,000 Buckeye Technologies Inc                                     247,500
            Senior Subordinated Notes
            8.000% October 15, 2010
    825,000 Georgia-Pacific Corp ^^                                      973,500
            Debentures
            9.500% December 1, 2011
    500,000 Newark Group Inc ^^                                          507,500
            Senior Subordinated Notes
            9.750% March 15, 2014
    500,000 Norske Skog Canada Ltd                                       517,500
            Company Guaranteed Notes
            8.625% June 15, 2011
     50,000 Pliant Corp                                                   50,000
            Notes
            11.125% September 1, 2009
                                                                      $2,992,375

POLLUTION CONTROL --- 1.11%
    425,000 Allied Waste North America Inc # ^^                          403,750
            Senior Notes
            7.250% March 15, 2015
    875,000 Allied Waste North America Inc ^^                            936,250
            Company Guaranteed Notes
            9.250% September 1, 2012
                                                                      $1,340,000

PRINTING & PUBLISHING --- 2.35%
    450,000 CBD Media Inc                                                463,500
            Company Guaranteed Notes
            8.625% June 1, 2011
    450,000 Cadmus Communications Corp                                   470,250
            Senior Subordinated Notes
            8.375% June 15, 2014
     75,000 Cenveo Corp                                                   79,875
            Senior Subordinated Notes
            9.625% March 15, 2012
    500,000 Cenveo Corp                                                  446,250
            Senior Subordinated Notes
            7.875% December 1, 2013
    980,000 Dex Media Inc                                              1,014,300
            Notes
            8.000% November 15, 2013
    320,000 Dex Media West                                               356,800
            Senior Subordinated Notes
            9.875% August 15, 2013
                                                                      $2,830,975

REAL ESTATE --- 1.72%
    500,000 Felcor Lodging LP REIT                                       537,500
            Company Guaranteed Notes
            9.000% June 1, 2011
  1,000,000 Host Marriott LP REIT                                        992,500
            Senior Notes
            7.125% November 1, 2013
     25,000 Host Marriott LP REIT #                                       23,875
            Senior Notes
            6.375% March 15, 2015
    500,000 MeriStar Hospitality Corp REIT ^^                            522,500
            Company Guaranteed Notes
            9.125% January 15, 2011
                                                                      $2,076,375

RESTAURANTS --- 0.78%
    250,000 Carrols Corp #                                               257,500
            Senior Subordinated Notes
            9.000% January 15, 2013
    675,000 VICORP Restaurants Inc                                       688,500
            Senior Notes
            10.500% April 15, 2011
                                                                        $946,000

RETAIL --- 1.12%
    325,000 Finlay Fine Jewelry Corp                                     307,125
            Senior Global Notes
            8.375% June 1, 2012
    475,000 General Nutrition Center Inc                                 403,750
            Senior Subordinated Notes
            8.500% December 1, 2010
    325,000 Riddell Bell Holdings #                                      333,125
            Senior Subordinated Notes
            8.375% October 1, 2012
    290,000 Saks Inc ^^                                                  305,950
            Company Guaranteed Bonds
            8.250% November 15, 2008
                                                                      $1,349,950

SPECIALIZED SERVICES --- 2.71%
    525,000 Allied Security Escrow                                       538,125
            Senior Subordinated Notes
            11.375% July 15, 2011
    275,000 Corrections Corp of America #                                264,000
            Senior Notes
            6.250% March 15, 2013
    500,000 Global Cash Finance Corp                                     530,000
            Senior Subordinated Notes
            8.750% March 15, 2012
    375,000 ICON Health & Fitness Inc ^^                                 262,500
            Company Guaranteed Notes
            11.250% April 1, 2012
    500,000 Iron Mountain Inc                                            493,750
            Company Guaranteed Bonds
            7.750% January 15, 2015
    300,000 R H Donnelley Finance Corp I                                 327,000
            Company Guaranteed Notes
            8.875% December 15, 2010
    325,000 Scientific Games Corp # ^^                                   323,375
            Senior Subordinated Notes
            6.250% December 15, 2012
    500,000 Vertis Inc                                                   522,500
            Secured Notes
            9.750% April 1, 2009
                                                                      $3,261,250

TELEPHONE & TELECOMMUNICATIONS --- 8.95%
    450,000 AT&T Corp                                                    549,000
            Senior Notes
            9.750% November 15, 2031
    270,000 American Tower Corp                                          274,050
            Senior Notes
            7.500% May 1, 2012
    325,000 American Tower Corp                                          323,375
            Senior Notes
            7.125% October 15, 2012
    179,000 American Tower Corp ^^                                       187,950
            Senior Notes
            9.375% February 1, 2009
    500,000 Centennial Cellular                                          552,500
            Company Guaranteed Notes
            10.125% June 15, 2013
  1,000,000 Crown Castle International Corp ^^                         1,097,500
            Senior Notes
            7.500% December 1, 2013
    175,000 Intelsat Bermuda Ltd # ^^                                    177,625
            Senior Notes
            7.765% January 15, 2012
    825,000 LCI International Inc                                        777,563
            Senior Notes
            7.250% June 15, 2007
    675,000 MCI Inc                                                      742,500
            Senior Notes
            8.735% May 1, 2014
    585,000 NTL Cable PLC # ^^                                           630,338
            Senior Notes
            8.750% April 15, 2014
  1,400,000 Nextel Communications Inc                                  1,459,500
            Senior Notes
            6.875% October 31, 2013
    600,000 Qwest Corp #                                                 652,500
            Notes
            8.875% March 15, 2012
    570,000 Qwest Services Corp #                                        659,775
            Notes
            13.500% December 15, 2010
    475,000 SBA Communications Corp #                                    491,625
            Senior Notes
            8.500% December 1, 2012
  1,000,000 SpectraSite Inc ^^                                         1,042,500
            Senior Notes
            8.250% May 15, 2010
    400,000 US Unwired Inc                                               443,000
            Secured Notes
            10.000% June 15, 2012
    450,000 Ubiquitel Operating Co                                       496,125
            Senior Notes
            9.875% March 1, 2011
    200,000 Western Wireless Corp                                        228,000
            Senior Notes
            9.250% July 15, 2013
                                                                     $10,785,426

TEXTILES --- 0.97%
    475,000 Levi Strauss & Co                                            517,750
            Senior Notes
            12.250% December 15, 2012
     50,000 Levi Strauss & Co #                                           49,125
            Senior Notes
            9.750% January 15, 2015
    125,000 Levi Strauss & Co # ^^                                       122,813
            Senior Notes
            7.310% April 1, 2012
    450,000 Oxford Industries Inc                                        477,000
            Senior Notes
            8.875% June 1, 2011
                                                                      $1,166,688

TRANSPORTATION --- 0.79%
    850,000 Teekay Shipping Corp                                         947,750
            Senior Notes
            8.875% July 15, 2011
                                                                        $947,750

UTILITIES --- 3.85%
    985,000 AES Corp #                                                 1,083,500
            Secured Notes
            9.000% May 15, 2015
    585,000 CMS Energy Corp                                              634,725
            Senior Notes
            9.875% October 15, 2007
  1,075,000 Calpine Corp # ^^                                            843,875
            Senior Notes
            8.500% July 15, 2010
  1,550,000 Dynegy Holdings Inc ^^                                     1,375,625
            Senior Notes
            6.875% April 1, 2011
    665,000 Transcontinental Gas Pipe Line Corp                          706,553
            Notes
            7.000% August 15, 2011
                                                                      $4,644,278

TOTAL BONDS --- 93.06%                                              $112,157,908
(Cost $112,011,378)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  3,000,000 Goldman Sachs Group Inc                                    3,000,000
                  2.841% April 1, 2005
  3,632,000 Chesham Finance LLC #                                      3,630,299
                  2.851% April 7, 2005
  1,735,000 Clipper Receivables Corp                                   1,735,000
                  2.890% April 1, 2005

TOTAL SHORT-TERM INVESTMENTS --- 6.94%                                $8,365,299
(Cost $8,365,299)

TOTAL MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO --- 100%     $120,523,207
(Cost $120,376,677)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2005 were $20,418,882, $20,609,269 and 16.78%, respectively.
+ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of March 31, 2005. ++ Represents the current interest rate for variable rate security.
^^ A portion or all of the security is on loan at March 31, 2005.
REIT - Real Estate Investment Trust

Currency Abbreviations
EUR - Euro Dollars

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Salomon Brothers High Yield Bond Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are values utilizing the New York closing rates. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

The Maxim Salomon Brothers High Yield Bond Portfolio invests in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Salomon Brothers High Yield Bond Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Maxim Loomis Sayles Bond Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2005, the U.S. Federal income tax cost basis was $120,381,778. The Maxim Salomon Brothers High Yield Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,275,102 and gross depreciation of securities in which there was an excess of tax cost over value of $2,133,673, resulting in net appreciation of $141,429.


Maxim Series Fund, Inc.

Maxim Short Duration Bond Portfolio
Schedule of Investments
March 31, 2005
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AGENCY --- 32.59%
  1,991,675 Fannie Mae                                                 1,992,299
            5.000% February 1, 2020
  1,951,603 Fannie Mae                                                 1,955,771
            5.500% January 1, 2035
    920,446 Fannie Mae                                                   929,063
            5.500% September 1, 2024
  1,621,176 Fannie Mae ++                                              1,624,021
            3.543% March 1, 2034
  2,950,114 Freddie Mac                                                2,912,530
            4.500% February 1, 2013
                                                                      $9,413,684

AGENCY ASSET BACKED --- 1.66%
    480,637 Fannie Mae ++                                                480,755
            Series 2004-T9 Class A1
            2.990% April 25, 2035
                                                                        $480,755

AGENCY MORTGAGE BACKED --- 0.33%
     95,422 US Department of Veterans Affairs                             95,422
            Series 2002-2 Class E
            6.000% March 15, 2021
                                                                         $95,422

COMMERCIAL MORTGAGE BACKED --- 5.93%
  1,756,838 Banc of America Commercial Mortgage Inc                    1,713,398
            Series 2003-2 Class A1
            3.411% March 11, 2041
                                                                      $1,713,398

ELECTRIC COMPANIES --- 0.92%
    250,000 Southern California Edison Co                                266,201
            Notes
            8.000% February 15, 2007
                                                                        $266,201

INVESTMENT BANK/BROKERAGE FIRM --- 1.09%
    300,000 Goldman Sachs Group LP #                                     315,665
            Notes
            7.200% March 1, 2007
                                                                        $315,665

OIL & GAS --- 2.21%
    300,000 BP Capital Markets PLC                                       292,830
            Notes
            2.625% March 15, 2007
    333,333 PEMEX Finance Ltd                                            345,977
            Notes
            8.450% February 15, 2007
                                                                        $638,807

OTHER ASSET-BACKED --- 2.73%
    789,540 Citifinancial Mortgage Securities Inc                        788,212
            Series 2002-1 Class AF3
            4.226% September 25, 2032
                                                                        $788,212

U.S. GOVERNMENTS --- 8.48%
    300,000 United States of America                                     292,394
            3.000% February 15, 2008
    400,000 United States of America                                     389,094
            2.250% February 15, 2007
    300,000 United States of America                                     288,188
            2.625% May 15, 2008
    400,000 United States of America                                     398,750
            3.500% November 15, 2006
    300,000 United States of America                                     293,484
            3.000% November 15, 2007
    400,000 United States of America                                     395,469
            3.125% January 31, 2007
    400,000 United States of America ^^                                  393,031
            2.375% August 31, 2006
                                                                      $2,450,410

TOTAL BONDS --- 55.94%                                               $16,162,554
(Cost $16,285,325)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  1,205,000 Fannie Mae                                                 1,204,551
                  2.710% April 6, 2005
  3,625,000 Federal Home Loan Bank                                     3,625,000
                  2.690% April 1, 2005
    300,000 Federal Home Loan Bank                                       299,839
                  2.800% April 8, 2005
  1,000,000 Federal Home Loan Bank                                       999,572
                  2.607% April 7, 2005
  4,000,000 Federal Home Loan Bank ^^                                  3,999,110
                  2.708% April 4, 2005
  2,603,000 Freddie Mac                                                2,602,222
                  2.729% April 5, 2005

TOTAL SHORT-TERM INVESTMENTS --- 44.06%                              $12,730,294
(Cost $12,730,294)

TOTAL MAXIM SHORT DURATION BOND PORTFOLIO --- 100%                   $28,892,848
(Cost $29,015,619)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2005 were $310,733, $315,665 and 1.12%, respectively.
++ Represents the current interest rate for variable rate security. ^^ A portion or all of the security is on loan at March 31, 2005.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At March 31, 2005, the U.S. Federal income tax cost basis was $29,014,542. The Maxim Short Duration Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $23,352 and gross depreciation of securities in which there was an excess of tax cost over value of $145,046, resulting in net depreciation of $121,694.


Maxim Series Fund, Inc.

Maxim Stock Index Portfolio
Schedule of Investments
March 31, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.06%
      1,700 Alliant Techsystems Inc*                                     121,465
     37,213 Boeing Co                                                  2,175,472
      8,981 General Dynamics Corp                                        961,416
      5,401 Goodrich Corp ^^                                             206,804
     38,089 Honeywell International Inc                                1,417,292
      5,125 L-3 Communications Holdings Inc                              363,977
     17,998 Lockheed Martin Corp                                       1,098,958
     16,096 Northrop Grumman Corp                                        868,862
      2,950 Precision Castparts Corp                                     227,180
     20,223 Raytheon Co                                                  782,630
      8,030 Rockwell Collins                                             382,148
        400 Sequa Corp*                                                   20,740
     22,961 United Technologies Corp                                   2,334,215
                                                                     $10,961,159

AGRICULTURE --- 0.29%
     27,800 Archer-Daniels-Midland Co                                    683,324
     11,888 Monsanto Co                                                  766,776
      1,300 Scotts Co Class A*                                            91,299
                                                                      $1,541,399

AIR FREIGHT --- 1.05%
      3,856 CH Robinson Worldwide Inc                                    198,700
      2,287 CNF Inc                                                      107,009
      4,774 Expeditors International of Washington Inc                   255,648
     13,489 FedEx Corp                                                 1,267,292
      2,840 Ryder System Inc                                             118,428
     50,037 United Parcel Service Inc Class B                          3,639,691
                                                                      $5,586,768

AIRLINES --- 0.13%
      3,800 AirTran Holdings Inc ^^*                                      34,390
      1,150 Alaska Air Group Inc ^^*                                      33,856
      6,218 Delta Air Lines Inc ^^*                                       25,183
      4,300 JetBlue Airways Corp ^^*                                      81,872
     32,860 Southwest Airlines Co ^^                                     467,926
                                                                        $643,227

AUTO PARTS & EQUIPMENT --- 0.29%
      3,300 Advance Auto Parts Inc*                                      166,485
      3,100 ArvinMeritor Inc ^^                                           47,957
        700 Bandag Inc                                                    32,886
      2,546 BorgWarner Inc                                               123,939
      3,099 Cooper Tire & Rubber Co                                       56,898
      6,637 Dana Corp                                                     84,887
     25,058 Delphi Corp                                                  112,260
      3,460 Gentex Corp ^^                                               110,374
      7,800 Goodyear Tire & Rubber Co ^^*                                104,130
      8,600 Johnson Controls Inc                                         479,536
      2,993 Lear Corp ^^                                                 132,769
      1,400 Modine Manufacturing Co ^^                                    41,062
      5,738 Visteon Corp                                                  32,764
                                                                      $1,525,947

AUTOMOBILES --- 0.33%
     81,795 Ford Motor Co                                                926,737
     25,275 General Motors Corp ^^                                       742,832
      2,000 Thor Industries Inc                                           59,820
                                                                      $1,729,389

BANKS --- 5.61%
     15,879 AmSouth Bancorp                                              412,060
      5,736 Associated Banc-Corp                                         179,135
     24,520 BB&T Corp                                                    958,242
    181,320 Bank of America Corp (1)                                   7,996,212
      2,371 Bank of Hawaii Corp                                          107,311
      2,000 City National Corp                                           139,640
      6,450 Colonial BancGroup Inc                                       132,354
      7,637 Comerica Inc                                                 420,646
      7,118 Commerce Bancorp Inc ^^                                      231,121
      5,550 Compass Bancshares Inc                                       251,970
      2,200 Cullen/Frost Bankers Inc                                      99,330
     23,218 Fifth Third Bancorp ^^                                       997,910
      5,470 First Horizon National Corp ^^                               223,121
      3,725 FirstMerit Corp ^^                                            99,681
      2,208 Greater Bay Bancorp                                           53,897
      6,941 Hibernia Corp                                                222,181
     10,342 Huntington Bancshares Inc                                    247,174
     18,139 KeyCorp                                                      588,611
      4,424 M&T Bank Corp                                                451,513
      9,249 Marshall & Ilsley Corp                                       386,146
      3,552 Mercantile Bankshares Corp                                   180,655
     26,582 National City Corp                                           890,497
     21,057 North Fork Bancorp Inc                                       584,121
     12,622 PNC Financial Services Group                                 649,781
     20,732 Regions Financial Corp                                       671,717
      1,628 Silicon Valley Bancshares*                                    71,730
     15,208 SunTrust Banks Inc                                         1,096,041
     13,892 Synovus Financial Corp ^^                                    387,031
      5,688 TCF Financial Corp ^^                                        154,429
     82,868 US Bancorp                                                 2,384,941
     70,957 Wachovia Corp                                              3,612,421
     75,840 Wells Fargo & Co                                           4,535,232
      1,520 Westamerica Bancorp ^^                                        78,690
      3,000 Wilmington Trust Corp                                        105,300
      4,035 Zions Bancorp                                                278,496
                                                                     $29,879,337

BIOTECHNOLOGY --- 1.24%
     56,028 Amgen Inc*                                                 3,261,390
      8,690 Applera Corp - Applied Biosystems Group                      171,541
     14,887 Biogen Idec Inc*                                             513,750
      2,600 Cephalon Inc ^^*                                             121,758
      2,963 Charles River Laboratories International Inc ^^*             139,380
      6,585 Chiron Corp*                                                 230,870
     11,064 Genzyme Corp*                                                633,303
     19,314 Gilead Sciences Inc*                                         691,441
      2,300 Invitrogen Corp*                                             159,160
      1,400 Martek Biosciences Corp ^^*                                   81,466
     11,104 MedImmune Inc*                                               264,386
     13,648 Millennium Pharmaceuticals Inc*                              114,916
      4,650 Protein Design Labs Inc*                                      74,354
      1,700 Techne Corp*                                                  68,306
      3,592 Vertex Pharmaceuticals Inc ^^*                                33,621
                                                                      $6,559,642

BROADCAST/MEDIA --- 0.88%
     23,512 Clear Channel Communications Inc ^^                          810,459
     98,895 Comcast Corp*                                              3,340,673
      2,209 Emmis Communications Corp*                                    42,457
      2,000 Entercom Communications Corp*                                 71,040
     13,073 Univision Communications Inc Class A ^^*                     361,991
      3,936 Westwood One Inc*                                             80,098
                                                                      $4,706,718

BUILDING MATERIALS --- 0.27%
      8,064 American Standard Cos Inc                                    374,815
      2,146 Martin Marietta Materials Inc                                120,004
     19,987 Masco Corp ^^                                                692,949
      4,605 Vulcan Materials Co                                          261,702
                                                                      $1,449,470

CHEMICALS --- 1.73%
     10,179 Air Products & Chemicals Inc                                 644,229
      3,100 Airgas Inc                                                    74,059
      2,000 Albemarle Corp ^^                                             72,720
      2,850 Cabot Corp                                                    95,276
      5,098 Crompton Corp ^^                                              74,431
      1,900 Cytec Industries Inc                                         103,075
     42,692 Dow Chemical Co                                            2,128,196
     44,646 EI du Pont de Nemours & Co                                 2,287,661
      3,525 Eastman Chemical Co ^^                                       207,975
      9,850 Ecolab Inc ^^                                                325,542
      5,431 Engelhard Corp                                               163,093
      1,650 FMC Corp*                                                     88,193
      1,850 Ferro Corp ^^                                                 34,817
      2,300 Great Lakes Chemical Corp                                     73,876
      4,918 Hercules Inc*                                                 71,262
      3,971 International Flavors & Fragrances Inc                       156,855
      3,050 Lubrizol Corp                                                123,952
      9,656 Lyondell Chemical Co                                         269,596
        950 Minerals Technologies Inc ^^                                  62,491
      3,171 Olin Corp                                                     70,713
      7,739 PPG Industries Inc                                           553,493
     14,446 Praxair Inc                                                  691,386
      5,187 RPM Inc                                                       94,818
      8,693 Rohm & Haas Co                                               417,264
      2,100 Sensient Technologies Corp                                    45,066
      3,090 Sigma-Aldrich Corp                                           189,263
      2,307 Valspar Corp ^^                                              107,368
                                                                      $9,226,670

COMMUNICATIONS - EQUIPMENT --- 2.35%
     16,948 3Com Corp*                                                    60,335
     36,234 ADC Telecommunications Inc*                                   72,106
      3,000 ADTRAN Inc                                                    52,920
      7,187 Andrew Corp*                                                  84,160
     21,405 Avaya Inc*                                                   250,010
      2,200 Avocent Corp*                                                 56,452
     25,556 CIENA Corp*                                                   43,956
    289,038 Cisco Systems Inc*                                         5,170,890
      2,200 CommScope Inc*                                                32,912
      8,840 Comverse Technology Inc*                                     222,945
     62,962 Corning Inc*                                                 700,767
      6,000 Harris Corp ^^                                               195,900
     64,598 JDS Uniphase Corp*                                           107,879
    198,106 Lucent Technologies Inc ^^*                                  544,792
    109,590 Motorola Inc                                               1,640,562
      2,150 Plantronics Inc                                               81,872
      4,320 Polycom Inc*                                                  73,224
      4,400 Powerwave Technologies Inc ^^*                                34,056
     73,574 QUALCOMM Inc                                               2,696,487
      6,823 Scientific-Atlanta Inc                                       192,545
     20,661 Tellabs Inc*                                                 150,825
      4,600 UTStarcom Inc ^^*                                             50,370
                                                                     $12,515,965

COMPUTER HARDWARE & SYSTEMS --- 3.60%
     36,526 Apple Computer Inc*                                        1,522,038
    109,998 Dell Inc*                                                  4,226,123
      3,183 Diebold Inc                                                  174,588
    107,502 EMC Corp*                                                  1,324,425
     13,290 Gateway Inc*                                                  53,559
    129,476 Hewlett-Packard Co                                         2,840,703
      1,490 Imation Corp                                                  51,778
     73,013 International Business Machines Corp (1)                   6,671,928
      5,712 Lexmark International Group Inc Class A*                     456,789
      5,324 McDATA Corp ^^*                                               20,071
      8,300 NCR Corp*                                                    280,042
     16,298 Network Appliance Inc*                                       450,803
      4,083 QLogic Corp*                                                 165,362
      7,248 Sandisk Corp ^^*                                             201,494
      4,723 Storage Technology Corp ^^*                                  145,468
    150,999 Sun Microsystems Inc*                                        610,036
                                                                     $19,195,207

COMPUTER SOFTWARE & SERVICES --- 5.57%
      8,484 Activision Inc*                                              125,563
      3,791 Acxiom Corp                                                   79,346
     10,883 Adobe Systems Inc                                            731,011
      1,200 Advent Software*                                              21,816
      5,637 Affiliated Computer Services Inc Class A*                    300,114
      2,534 Ascential Software Corp*                                      46,955
     10,220 Autodesk Inc                                                 304,147
     26,070 Automatic Data Processing Inc                              1,171,847
      9,865 BMC Software Inc*                                            147,975
     12,010 Cadence Design Systems Inc*                                  179,549
      7,543 Citrix Systems Inc*                                          179,674
      5,900 Cognizant Technology Solutions Corp*                         272,580
     23,756 Computer Associates International Inc                        643,788
      8,524 Computer Sciences Corp*                                      390,825
     17,257 Compuware Corp*                                              124,250
      6,280 Convergys Corp*                                               93,760
     13,792 Electronic Arts Inc*                                         714,150
     23,116 Electronic Data Systems Corp                                 477,808
      1,700 F5 Networks Inc*                                              85,833
      2,950 Fair Isaac Co                                                101,598
     35,873 First Data Corp                                            1,410,168
      8,643 Fiserv Inc*                                                  343,991
      3,800 Gartner Inc ^^*                                               36,366
      8,316 Intuit Inc*                                                  363,991
      3,622 Jack Henry & Associates Inc                                   65,160
      2,450 Keane Inc*                                                    31,923
      4,500 MPS Group Inc*                                                47,295
      3,300 Macromedia Inc ^^*                                           110,550
      2,200 Macrovision Corp ^^*                                          50,138
      7,099 McAfee Inc*                                                  160,153
      3,350 Mentor Graphics Corp ^^*                                      45,895
      3,754 Mercury Interactive Corp*                                    177,865
    452,527 Microsoft Corp (1)                                        10,937,578
     16,950 Novell Inc ^^*                                               101,022
    200,964 Oracle Corp*                                               2,508,031
     12,050 Parametric Technology Corp ^^*                                67,359
     15,850 Paychex Inc                                                  520,197
      3,050 RSA Security Inc*                                             48,343
      2,500 Retek Inc*                                                    28,050
      2,579 Reynolds & Reynolds Co Class A                                69,788
      5,841 Sabre Holdings Corp ^^                                       127,801
     22,946 Siebel Systems Inc*                                          209,497
     12,893 SunGard Data Systems Inc*                                    444,809
      4,189 Sybase Inc ^^*                                                77,329
     31,640 Symantec Corp*                                               674,881
      6,486 Synopsys Inc*                                                117,397
      3,700 Titan Corp*                                                   67,192
      1,600 Transaction Systems Architects Inc Class A*                   37,040
     15,077 Unisys Corp*                                                 106,444
     18,807 VERITAS Software Corp*                                       436,699
      3,400 Wind River Systems*                                           51,272
     58,348 Yahoo! Inc*                                                1,977,997
     54,168 eBay Inc*                                                  2,018,300
                                                                     $29,663,110

CONGLOMERATES --- 4.46%
     34,608 3M Co                                                      2,965,560
      1,426 Carlisle Cos Inc                                              99,492
    474,101 General Electric Co (1)                                   17,096,082
      1,700 Teleflex Inc                                                  86,938
      6,116 Textron Inc                                                  456,376
     90,056 Tyco International Ltd                                     3,043,893
                                                                     $23,748,341

CONTAINERS --- 0.17%
      4,874 Ball Corp                                                    202,174
      4,800 Bemis Co Inc                                                 149,376
      6,600 Pactiv Corp ^^*                                              154,110
      3,766 Sealed Air Corp ^^*                                          195,606
      2,563 Temple-Inland Inc                                            185,946
                                                                        $887,212

COSMETICS & PERSONAL CARE --- 0.62%
      3,842 Alberto-Culver Co Class B                                    183,878
     21,074 Avon Products Inc                                            904,918
     44,376 Gillette Co                                                2,240,100
                                                                      $3,328,896

DISTRIBUTORS --- 0.30%
      7,830 Genuine Parts Co                                             340,527
     28,495 SYSCO Corp                                                 1,020,121
      3,720 WW Grainger Inc                                              231,644
                                                                      $1,592,292

ELECTRIC COMPANIES --- 2.25%
      6,050 Allegheny Energy Inc ^^*                                     124,993
      5,196 Alliant Energy Corp                                          139,149
      8,779 Ameren Corp                                                  430,259
     17,089 American Electric Power Co Inc                               582,051
      1,400 Black Hills Corp ^^                                           46,298
     12,929 CenterPoint Energy Inc ^^                                    155,536
      8,552 Cinergy Corp                                                 346,527
     10,811 Consolidated Edison Inc                                      456,008
      5,664 DPL Inc                                                      141,600
      7,748 DTE Energy Co                                                352,379
      3,401 Duquesne Light Holdings Inc ^^                                60,946
     14,581 Edison International ^^                                      506,252
      9,587 Entergy Corp                                                 677,417
     29,722 Exelon Corp                                                1,363,943
     17,462 FPL Group Inc ^^                                             701,099
     14,764 FirstEnergy Corp                                             619,350
      3,265 Great Plains Energy Inc                                       99,844
      3,600 Hawaiian Electric Industries Inc                              91,872
      1,900 IDACORP Inc                                                   53,903
      2,385 NSTAR ^^                                                     129,505
      5,666 Northeast Utilities                                          109,184
      3,976 OGE Energy Corp ^^                                           107,153
     16,138 PG&E Corp ^^                                                 550,306
      2,625 PNM Resources Inc ^^                                          70,035
      8,490 PPL Corp                                                     458,375
      8,352 Pepco Holdings Inc                                           175,308
      4,105 Pinnacle West Capital Corp                                   174,504
     11,086 Progress Energy Inc ^^                                       465,058
      4,450 Puget Energy Inc                                              98,078
     33,195 Southern Co                                                1,056,597
      9,230 TECO Energy Inc                                              144,726
     10,774 TXU Corp                                                     857,934
      1,729 WPS Resources Corp ^^                                         91,499
      3,750 Westar Energy Inc                                             81,150
      5,237 Wisconsin Energy Corp                                        185,914
     17,893 Xcel Energy Inc                                              307,402
                                                                     $12,012,154

ELECTRONIC INSTRUMENT & EQUIP --- 0.95%
     19,239 Agilent Technologies Inc*                                    427,106
      8,044 American Power Conversion Corp                               210,029
      3,100 Ametek Inc                                                   124,775
      4,000 Amphenol Corp                                                148,160
      5,115 Arrow Electronics Inc*                                       129,665
      5,395 Avnet Inc ^^*                                                 99,376
      3,365 CDW Corp ^^                                                  190,728
      4,145 Cooper Industries Inc                                        296,450
     18,732 Emerson Electric Co                                        1,216,269
      2,900 Harman International Industries Inc                          256,534
      2,750 Hubbell Inc Class B                                          140,525
      8,226 Jabil Circuit Inc ^^*                                        234,606
      3,850 KEMET Corp*                                                   29,838
      7,516 Molex Inc                                                    198,122
      2,960 National Instruments Corp                                     80,068
      1,850 Newport Corp ^^*                                              26,807
      1,850 Plexus Corp ^^*                                               21,294
      7,879 Rockwell Automation Inc                                      446,267
     23,315 Sanmina - SCI Corp*                                          121,704
     43,369 Solectron Corp ^^*                                           150,490
     10,847 Symbol Technologies Inc                                      157,173
      2,576 Tech Data Corp ^^*                                            95,467
      3,936 Tektronix Inc                                                 96,550
      2,650 Thomas & Betts Corp*                                          85,595
      7,359 Vishay Intertechnology Inc*                                   91,472
                                                                      $5,075,070

ELECTRONICS - SEMICONDUCTOR --- 3.04%
     17,568 Advanced Micro Devices Inc ^^*                               283,196
     16,648 Altera Corp*                                                 329,297
     16,603 Analog Devices Inc                                           600,032
     74,594 Applied Materials Inc                                      1,212,153
     13,700 Applied Micro Circuits Corp*                                  45,073
     20,000 Atmel Corp*                                                   59,000
     13,020 Broadcom Corp Class A*                                       389,558
      1,064 Cabot Microelectronics Corp ^^*                               33,388
      4,007 Credence Systems Corp ^^*                                     31,695
      3,400 Cree Inc ^^*                                                  73,950
      5,700 Cypress Semiconductor Corp*                                   71,820
      5,276 Fairchild Semiconductor Intl Inc*                             80,881
     17,912 Freescale Semiconductor Inc*                                 308,982
      3,100 Integrated Circuit Systems Inc*                               59,272
      4,644 Integrated Device Technology Inc*                             55,867
    278,494 Intel Corp                                                 6,469,416
      3,000 International Rectifier Corp*                                136,500
      6,649 Intersil Holding Corp                                        115,161
      8,773 KLA-Tencor Corp                                              403,646
     17,162 LSI Logic Corp ^^*                                            95,936
      2,650 LTX Corp*                                                     11,766
      6,183 Lam Research Corp*                                           178,441
      5,000 Lattice Semiconductor Corp*                                   26,850
     13,685 Linear Technology Corp                                       524,272
     14,623 Maxim Integrated Products Inc                                597,642
      3,480 Micrel Inc*                                                   32,086
      9,277 Microchip Technology Inc                                     241,295
     27,429 Micron Technology Inc*                                       283,616
      7,407 NVIDIA Corp ^^*                                              175,990
     15,832 National Semiconductor Corp                                  326,298
      6,191 Novellus Systems Inc ^^                                      165,485
      7,945 PMC-Sierra Inc ^^*                                            69,916
      8,350 RF Micro Devices Inc ^^*                                      43,587
      3,308 Semtech Corp*                                                 59,114
      2,050 Silicon Laboratories Inc*                                     60,906
      8,675 Teradyne Inc*                                                126,655
     76,944 Texas Instruments Inc                                      1,961,303
      6,097 TriQuint Semiconductor Inc*                                   20,608
     15,543 Xilinx Inc                                                   454,322
                                                                     $16,214,975

ENGINEERING & CONSTRUCTION --- 0.09%
      2,150 Dycom Industries Inc*                                         49,428
      3,877 Fluor Corp                                                   214,902
      1,587 Granite Construction Inc ^^                                   41,690
      2,510 Jacobs Engineering Group Inc*                                130,319
      4,350 Quanta Services Inc ^^*                                       33,190
                                                                        $469,529

FINANCIAL SERVICES --- 5.90%
      6,745 AmeriCredit Corp*                                            158,103
      4,530 Astoria Financial Corp                                       114,609
     34,842 Bank of New York Co Inc                                    1,012,160
      9,400 CIT Group Inc                                                357,200
    233,727 Citigroup Inc (1)                                         10,503,691
     25,952 Countrywide Financial Corp                                   842,402
      5,882 Eaton Vance Corp                                             137,874
     43,309 Fannie Mae (nonvtg)                                        2,358,175
      4,200 Federated Investors Inc Class B                              118,902
      8,875 Franklin Resources Inc                                       609,269
     30,758 Freddie Mac                                                1,943,906
     12,658 Golden West Financial Corp                                   765,809
      3,461 Independence Community Bank Corp                             134,979
      2,798 IndyMac Bancorp Inc                                           95,132
      2,950 Investors Financial Services Corp                            144,284
    158,920 JPMorgan Chase & Co                                        5,498,632
     10,530 Janus Capital Group Inc                                      146,893
      4,884 Legg Mason Inc                                               381,636
      4,330 MGIC Investment Corp                                         267,031
     18,886 Mellon Financial Corp                                        539,006
      3,760 MoneyGram International Inc                                   71,026
      6,194 Moody's Corp                                                 500,847
     10,882 New York Community Bancorp Inc ^^                            197,399
      9,089 Northern Trust Corp                                          394,826
      4,251 PMI Group Inc ^^                                             161,581
     13,363 Principal Financial Group                                    514,342
      3,961 Radian Group Inc                                             189,098
      3,763 SEI Investments Co                                           136,070
     16,680 Sovereign Bancorp Inc                                        369,629
     14,885 State Street Corp                                            650,772
      5,506 T Rowe Price Group Inc                                       326,946
      3,628 Waddell & Reed Financial Class A                              71,617
      3,839 Washington Federal Inc ^^                                     89,487
     39,063 Washington Mutual Inc                                      1,542,988
      2,368 Webster Financial Corp                                       107,531
                                                                     $31,453,852

FOOD & BEVERAGES --- 3.29%
     34,747 Anheuser-Busch Co Inc                                      1,646,660
      4,012 Brown-Forman Corp                                            219,657
     14,561 Campbell Soup Co                                             422,560
    101,351 Coca-Cola Co                                               4,223,296
     15,677 Coca-Cola Enterprises Inc                                    321,692
     23,062 ConAgra Foods Inc                                            623,135
      4,649 Constellation Brands Inc*                                    245,793
      6,688 Dean Foods Co*                                               229,398
     16,344 General Mills Inc                                            803,308
     15,629 HJ Heinz Co                                                  575,772
      9,810 Hershey Foods Corp                                           593,113
      4,648 Hormel Foods Corp                                            144,599
      2,612 JM Smucker Co                                                131,384
     15,689 Kellogg Co                                                   678,863
      1,398 Lancaster Colony Corp                                         59,485
      6,107 McCormick & Co Inc (nonvtg)                                  210,264
      3,650 Molson Coors Brewing Co Class B ^^                           281,671
      8,836 Pepsi Bottling Group Inc                                     246,083
      4,691 PepsiAmericas Inc                                            106,064
     75,109 PepsiCo Inc                                                3,983,030
     35,234 Sara Lee Corp                                                780,785
      4,509 Smithfield Foods Inc*                                        142,259
      1,865 Tootsie Roll Industries Inc                                   55,946
     13,552 Tyson Foods Inc Class A                                      226,047
      8,720 Wm Wrigley Jr Co                                             571,770
                                                                     $17,522,634

GOLD, METALS & MINING --- 0.76%
     38,994 Alcoa Inc                                                  1,185,028
      3,925 Allegheny Technologies Inc                                    94,632
      2,850 Arch Coal Inc ^^                                             122,578
      7,957 Freeport-McMoRan Copper & Gold Inc                           315,177
     19,886 Newmont Mining Corp                                          840,184
      7,158 Nucor Corp                                                   412,014
      5,286 Peabody Energy Corp                                          245,059
      4,304 Phelps Dodge Corp ^^                                         437,846
      2,000 Steel Dynamics Inc                                            68,900
      5,100 United States Steel Corp ^^                                  259,335
      3,481 Worthington Industries Inc ^^                                 67,114
                                                                      $4,047,867

HARDWARE & TOOLS --- 0.01%
      1,900 York International Corp ^^                                    74,442
                                                                         $74,442

HEALTH CARE RELATED --- 2.78%
     13,198 Aetna Inc                                                    989,190
      4,983 AmericsourceBergen Corp                                      285,476
      2,150 Apria Healthcare Group Inc*                                   69,015
      5,862 CIGNA Corp                                                   523,477
     19,357 Cardinal Health Inc                                        1,079,153
     20,443 Caremark Rx Inc*                                             813,223
      2,995 Community Health Systems Inc*                                104,555
      2,855 Covance Inc*                                                 135,927
      4,768 Coventry Health Care Inc*                                    324,892
      3,406 Express Scripts Inc Class A*                                 296,969
     18,446 HCA Inc                                                      988,152
     10,853 Health Management Associates Inc Class A ^^                  284,132
      4,909 Health Net Inc*                                              160,573
      3,852 Henry Schein Inc*                                            138,056
      7,163 Humana Inc*                                                  228,786
     10,293 IMS Health Inc                                               251,046
      6,000 Laboratory Corp of America Holdings*                         289,200
      1,650 LifePoint Hospitals Inc ^^*                                   72,336
      4,437 Lincare Holdings Inc*                                        196,249
      3,867 Manor Care Inc                                               140,604
     13,216 McKesson HBOC Inc                                            498,904
     12,357 Medco Health Solutions Inc*                                  612,536
      4,670 Omnicare Inc                                                 165,552
      3,882 PacifiCare Health Systems Inc*                               220,963
      6,184 Patterson Cos Inc*                                           308,891
      4,092 Quest Diagnostics Inc ^^                                     430,192
      3,050 Renal Care Group Inc*                                        115,717
     20,945 Tenet Healthcare Corp ^^*                                    241,496
      3,502 Triad Hospitals Inc*                                         175,450
     28,669 UnitedHealth Group Inc                                     2,734,449
      2,660 Universal Health Services Inc Class B ^^                     139,384
      3,400 VCA Antech Inc*                                               68,782
     13,665 WellPoint Inc*                                             1,712,908
                                                                     $14,796,235

HOMEBUILDING --- 0.4%
      5,678 Centex Corp                                                  325,179
     13,133 DR Horton Inc                                                384,009
      2,200 Hovnanian Enterprises Inc*                                   112,200
      1,932 KB Home                                                      226,933
      6,466 Lennar Corp ^^                                               366,493
      5,366 Pulte Corp                                                   395,099
      2,100 Ryland Group Inc                                             130,242
      2,795 Toll Brothers Inc ^^*                                        220,386
                                                                      $2,160,541

HOTELS/MOTELS --- 0.52%
     23,568 Carnival Corp                                              1,221,058
     17,188 Hilton Hotels Corp                                           384,152
      8,972 Marriott International Inc Class A                           599,868
      9,474 Starwood Hotels & Resorts Worldwide Inc                      568,724
                                                                      $2,773,802

HOUSEHOLD GOODS --- 2.18%
      3,000 American Greetings Corp Class A                               76,440
      3,568 Black & Decker Corp                                          281,836
      1,564 Blyth Industries Inc                                          49,798
      2,825 Church & Dwight Co Inc                                       100,203
      6,846 Clorox Co                                                    431,230
     23,502 Colgate-Palmolive Co                                       1,226,099
      3,222 Energizer Holdings Inc*                                      192,676
      6,470 Fortune Brands Inc                                           521,676
      2,300 Furniture Brands International Inc ^^                         50,163
     21,581 Kimberly-Clark Corp                                        1,418,519
      8,486 Leggett & Platt Inc                                          245,076
      3,509 Maytag Corp ^^                                                49,021
      2,733 Mohawk Industries Inc*                                       230,392
     12,265 Newell Rubbermaid Inc                                        269,094
    112,836 Procter & Gamble Co                                        5,980,308
      2,550 Snap-on Inc ^^                                                81,064
      3,366 Stanley Works                                                152,379
      2,450 Tupperware Corp                                               49,882
      3,054 Whirlpool Corp                                               206,847
                                                                     $11,612,703

INSURANCE RELATED --- 4.16%
     12,697 ACE Ltd                                                      524,005
     22,479 AFLAC Inc                                                    837,568
      2,350 Allmerica Financial Corp ^^*                                  84,483
     30,394 Allstate Corp                                              1,643,100
      4,897 Ambac Financial Group Inc                                    366,051
      2,600 American Financial Group Inc                                  80,080
    116,468 American International Group Inc (1)                       6,453,492
      1,786 Amerus Group Co ^^                                            84,389
     14,143 Aon Corp                                                     323,026
      4,047 Arthur J Gallagher & Co                                      116,554
      2,827 Brown & Brown Inc                                            130,296
      8,550 Chubb Corp                                                   677,758
      7,129 Cincinnati Financial Corp                                    310,896
      2,536 Everest Re Group Ltd                                         215,839
      7,770 Fidelity National Financial Inc                              255,555
      3,620 First American Financial Corp ^^                             119,243
      3,050 HCC Insurance Holdings Inc                                   110,288
     13,263 Hartford Financial Services Group Inc                        909,311
      1,850 Horace Mann Educators Corp                                    32,819
      6,077 Jefferson-Pilot Corp                                         298,077
      4,233 Leucadia National Corp                                       145,404
      7,792 Lincoln National Corp                                        351,731
      7,114 Loews Corp                                                   523,164
      6,336 MBIA Inc                                                     331,246
     23,610 Marsh & McLennan Cos Inc                                     718,216
     32,795 MetLife Inc                                                1,282,285
      2,782 Ohio Casualty Corp ^^*                                        63,930
      8,083 Old Republic International Corp                              188,253
      9,005 Progressive Corp                                             826,299
      3,148 Protective Life Corp                                         123,716
     23,450 Prudential Financial Inc                                   1,346,030
      5,673 SAFECO Corp                                                  276,332
     29,953 St Paul Travelers Cos Inc                                  1,100,174
      1,260 StanCorp Financial Group Inc                                 106,823
      4,891 Torchmark Corp                                               255,310
      2,582 Unitrin Inc                                                  117,223
     13,221 UnumProvident Corp ^^                                        225,021
      3,550 WR Berkley Corp                                              176,080
      6,288 XL Capital Ltd Class A                                       455,063
                                                                     $22,185,130

INVESTMENT BANK/BROKERAGE FIRM --- 1.50%
      3,449 AG Edwards Inc                                               154,515
      5,091 Bear Stearns Co Inc                                          508,591
     51,280 Charles Schwab Corp                                          538,953
     16,523 E*TRADE Financial Corp*                                      198,276
      2,300 Jefferies Group Inc                                           86,365
      2,509 LaBranche & Co Inc ^^*                                        23,334
     12,362 Lehman Brothers Holdings Inc                               1,164,006
     41,626 Merrill Lynch & Co Inc                                     2,356,032
     49,809 Morgan Stanley                                             2,851,565
      2,950 Raymond James Financial Inc ^^                                89,385
                                                                      $7,971,022

LEISURE & ENTERTAINMENT --- 2.67%
      2,950 Boyd Gaming Corp                                             153,842
      4,354 Brunswick Corp                                               203,985
     14,019 Caesars Entertainment Inc*                                   277,436
      3,100 Callaway Golf Co                                              39,680
      5,180 GTECH Holdings Corp                                          121,885
     13,078 Harley-Davidson Inc                                          755,385
      5,093 Harrah's Entertainment Inc                                   328,906
      7,452 Hasbro Inc                                                   152,393
     15,380 International Game Technology                                410,031
      1,996 International Speedway Corp Class A                          108,283
      3,011 Mandalay Resort Group                                        212,245
     18,555 Mattel Inc                                                   396,149
    128,200 News Corp ^^                                               2,169,144
    205,558 Time Warner Inc*                                           3,607,543
     76,203 Viacom Inc Class B                                         2,654,150
     91,511 Walt Disney Co                                             2,629,111
                                                                     $14,220,168

MACHINERY --- 1.52%
      3,998 AGCO Corp*                                                    72,964
     15,389 Caterpillar Inc                                            1,407,170
      2,495 Crane Co ^^                                                   71,831
      1,900 Cummins Inc                                                  133,665
     12,304 Danaher Corp                                                 657,157
     11,026 Deere & Co ^^                                                740,175
      3,388 Donaldson Co Inc ^^                                          109,365
      9,147 Dover Corp                                                   345,665
      6,810 Eaton Corp                                                   445,374
      2,073 Federal Signal Corp                                           31,447
      2,400 Flowserve Corp*                                               62,088
      3,125 Graco Inc                                                    126,125
      1,850 Harsco Corp                                                  110,278
      4,192 ITT Industries Inc                                           378,286
     12,310 Illinois Tool Works Inc                                    1,102,114
      7,814 Ingersoll-Rand Co                                            622,385
      1,689 Kennametal Inc                                                80,211
      2,917 Navistar International Corp*                                 106,179
      1,450 Nordson Corp                                                  53,389
      7,747 PACCAR Inc                                                   560,805
      5,559 Pall Corp                                                    150,760
      5,418 Parker-Hannifin Corp                                         330,065
      4,500 Pentair Inc                                                  175,500
      3,389 SPX Corp ^^                                                  146,676
        850 Tecumseh Products Co Class A ^^                               33,668
      1,850 Trinity Industries Inc ^^                                     52,115
                                                                      $8,105,457

MEDICAL PRODUCTS --- 2.25%
      2,409 Bausch & Lomb Inc                                            176,580
     27,675 Baxter International Inc                                     940,396
      2,804 Beckman Coulter Inc                                          186,326
     11,360 Becton Dickinson & Co                                        663,651
     11,307 Biomet Inc                                                   410,444
     34,016 Boston Scientific Corp*                                      996,329
      4,670 CR Bard Inc                                                  317,934
      5,030 Cytyc Corp*                                                  115,740
      3,442 Dentsply International Inc                                   187,279
      2,668 Edwards Lifesciences Corp ^^*                                115,311
      5,300 Fisher Scientific International Inc*                         301,676
      2,200 Gen-Probe Inc*                                                98,032
     14,478 Guidant Corp                                               1,069,924
      2,650 Hillenbrand Industries Inc                                   146,995
      6,994 Hospira Inc*                                                 225,696
      1,600 Inamed Corp*                                                 111,808
     54,123 Medtronic Inc                                              2,757,567
      2,200 Millipore Corp ^^*                                            95,480
      5,771 PerkinElmer Inc                                              119,056
     16,168 St Jude Medical Inc*                                         582,048
      3,049 Steris Corp ^^*                                               76,987
     16,758 Stryker Corp                                                 747,574
      7,093 Thermo Electron Corp*                                        179,382
      2,150 VISX Inc*                                                     50,396
      1,572 Varian Inc*                                                   59,563
      5,998 Varian Medical Systems Inc*                                  205,611
      5,373 Waters Corp*                                                 192,300
     11,061 Zimmer Holdings Inc*                                         860,656
                                                                     $11,990,741

OFFICE EQUIPMENT & SUPPLIES --- 0.33%
      4,521 Avery Dennison Corp                                          279,986
      2,356 HNI Corp                                                     105,902
      3,071 Herman Miller Inc                                             92,499
     10,344 Pitney Bowes Inc                                             466,721
     42,780 Xerox Corp*                                                  648,117
      3,175 Zebra Technologies Corp Class A*                             150,781
                                                                      $1,744,006

OIL & GAS --- 8.64%
      3,869 Amerada Hess Corp                                            372,236
     10,632 Anadarko Petroleum Corp                                      809,095
     14,648 Apache Corp                                                  896,897
      3,016 Ashland Inc                                                  203,339
      7,292 BJ Services Co ^^                                            378,309
     15,155 Baker Hughes Inc                                             674,246
     17,278 Burlington Resources Inc                                     865,109
     94,172 ChevronTexaco Corp                                         5,491,169
     31,187 ConocoPhillips                                             3,363,206
      2,450 Cooper Cameron Corp*                                         140,165
     21,450 Devon Energy Corp                                          1,024,238
      6,713 ENSCO International Inc                                      252,812
     10,690 EOG Resources                                                521,031
     28,730 El Paso Corp                                                 303,963
    285,623 Exxon Mobil Corp (1)                                      17,023,131
      3,055 FMC Technologies Inc ^^*                                     101,365
      2,461 Forest Oil Corp ^^*                                           99,671
      5,509 Grant Prideco Inc*                                           133,097
     22,590 Halliburton Co                                               977,018
      3,450 Hanover Compressor Co ^^*                                     41,642
      2,300 Helmerich & Payne Inc                                         91,287
      7,373 Kerr-McGee Corp                                              577,527
      4,924 Kinder Morgan Inc ^^                                         372,747
     15,515 Marathon Oil Corp                                            727,964
      3,934 Murphy Oil Corp                                              388,404
      6,311 Nabors Industries Ltd*                                       373,233
      7,468 National-Oilwell Varco Inc*                                  348,756
      2,800 Newfield Exploration Co*                                     207,928
      6,080 Noble Corp                                                   341,757
      2,650 Noble Energy Inc ^^                                          180,253
     17,768 Occidental Petroleum Corp                                  1,264,549
      1,550 Overseas Shipholding Group Inc                                97,510
      7,522 Patterson-UTI Energy Inc                                     188,200
      6,471 Pioneer Natural Resources Co                                 276,441
      3,400 Plains Exploration & Production Co*                          118,660
      2,836 Pogo Producing Co                                            139,645
      5,645 Pride International Inc ^^*                                  140,222
      4,823 Rowan Cos Inc                                                144,352
     26,419 Schlumberger Ltd                                           1,862,011
      4,784 Smith International Inc                                      300,100
      3,106 Sunoco Inc                                                   321,533
      2,700 Tidewater Inc ^^                                             104,922
     14,339 Transocean Inc*                                              737,885
     12,068 Unocal Corp                                                  744,475
     11,528 Valero Energy Corp                                           844,657
      6,177 Weatherford International Ltd*                               357,895
      2,900 Western Gas Resources Inc                                     99,905
     25,463 Williams Cos Inc                                             478,959
     15,566 XTO Energy Inc ^^                                            511,187
                                                                     $46,014,703

PAPER & FOREST PRODUCTS --- 0.53%
      2,487 Bowater Inc                                                   93,685
     11,629 Georgia-Pacific Corp                                         412,713
     21,923 International Paper Co                                       806,547
      2,250 Longview Fibre Co ^^                                          42,210
      4,962 Louisiana-Pacific Corp                                       124,745
      9,053 MeadWestvaco Corp                                            288,066
      1,650 PH Glatfelter Co ^^                                           24,338
      3,739 Packaging Corp of America                                     90,820
      1,300 Potlatch Corp                                                 61,191
      4,405 Sonoco Products Co                                           127,084
     10,886 Weyerhaeuser Co ^^                                           745,691
                                                                      $2,817,090

PERSONAL LOANS --- 1.15%
     52,470 American Express Co                                        2,695,384
     11,050 Capital One Financial Corp                                   826,208
     57,063 MBNA Corp                                                  1,400,897
     13,050 Providian Financial Corp*                                    223,938
     19,238 SLM Corp ^^                                                  958,822
                                                                      $6,105,249

PHARMACEUTICALS --- 6.58%
     69,742 Abbott Laboratories                                        3,251,372
      5,948 Allergan Inc ^^                                              413,208
      4,128 Barr Laboratories Inc*                                       201,570
     87,362 Bristol-Myers Squibb Co                                    2,224,237
     50,655 Eli Lilly & Co                                             2,639,126
     15,704 Forest Laboratories Inc*                                     580,263
      9,838 IVAX Corp*                                                   194,497
    133,042 Johnson & Johnson (1)                                      8,935,094
     10,796 King Pharmaceuticals Inc*                                     89,715
     98,771 Merck & Co Inc                                             3,197,217
     11,969 Mylan Laboratories Inc ^^                                    212,091
      1,503 Par Pharmaceutical Cos Inc ^^*                                50,260
      3,900 Perrigo Co ^^                                                 74,685
    333,668 Pfizer Inc (1)                                             8,765,458
     65,912 Schering-Plough Corp                                       1,196,303
      4,710 Sepracor Inc*                                                270,401
      4,050 Valeant Pharmaceuticals International ^^                      91,206
      4,921 Watson Pharmaceuticals Inc*                                  151,222
     59,781 Wyeth                                                      2,521,563
                                                                     $35,059,488

PHOTOGRAPHY/IMAGING --- 0.08%
     12,771 Eastman Kodak Co                                             415,696
                                                                        $415,696

POLLUTION CONTROL --- 0.21%
     12,043 Allied Waste Industries Inc ^^*                               88,034
      6,312 Republic Services Inc ^^                                     211,326
      2,050 Stericycle Inc ^^*                                            90,610
     25,434 Waste Management Inc                                         733,771
                                                                      $1,123,741

PRINTING & PUBLISHING --- 0.73%
      1,100 Banta Corp                                                    47,080
      4,734 Belo Corp Class A ^^                                         114,279
      3,147 Dow Jones & Co Inc                                           117,478
     11,265 Gannett Co Inc                                               890,836
      3,421 Knight-Ridder Inc                                            230,062
      2,000 Lee Enterprises Inc                                           86,800
      8,543 McGraw-Hill Cos Inc                                          745,377
      1,100 Media General Inc Class A                                     68,035
      2,066 Meredith Corp                                                 96,586
      6,472 New York Times Co                                            236,746
      9,661 RR Donnelley & Sons Co                                       305,481
      4,354 Readers Digest Association Inc                                75,368
      1,700 Scholastic Corp ^^*                                           62,713
     13,328 Tribune Co                                                   531,387
        339 Washington Post Co Class B                                   303,066
                                                                      $3,911,294

RAILROADS --- 0.52%
     16,891 Burlington Northern Santa Fe Corp                            910,932
      9,677 CSX Corp                                                     403,047
     17,878 Norfolk Southern Corp                                        662,380
     11,703 Union Pacific Corp                                           815,699
                                                                      $2,792,058

REAL ESTATE --- 0.72%
      3,785 AMB Property Corp REIT                                       143,073
      4,282 Apartment Investment & Management Co REIT                    159,290
      8,900 Archstone-Smith Trust REIT                                   303,579
      4,800 Developers Diversified Realty Corp REIT                      190,800
     17,996 Equity Office Properties Trust REIT                          542,219
     12,634 Equity Residential REIT                                      406,941
      2,350 Highwood Properties Inc REIT                                  63,027
      2,818 Hospitality Properties Trust REIT                            113,791
      3,859 Liberty Property Trust REIT ^^                               150,694
      2,529 Mack-Cali Realty Corp REIT                                   107,103
      4,555 New Plan Excel Realty Trust REIT ^^                          114,376
      8,174 Plum Creek Timber Co Inc REIT                                291,812
      8,250 ProLogis Trust REIT                                          306,075
      2,248 Rayonier Inc                                                 111,343
      9,886 Simon Property Group Inc REIT                                598,894
      6,100 United Dominion Realty Trust Inc REIT                        127,307
      3,800 Weingarten Realty Investors REIT                             131,138
                                                                      $3,861,462

RESTAURANTS --- 0.84%
      3,620 Applebee's International Inc                                  99,767
      1,500 Bob Evans Farms Inc                                           35,175
      3,948 Brinker International Inc*                                   142,997
      2,122 CBRL Group Inc ^^                                             87,639
      3,458 Cheesecake Factory Inc ^^*                                   122,586
      6,591 Darden Restaurants Inc                                       202,212
      2,666 Krispy Kreme Doughnuts Inc ^^*                                20,342
     56,835 McDonald's Corp                                            1,769,842
      3,020 Outback Steakhouse Inc                                       138,286
      2,792 Ruby Tuesday Inc                                              67,790
     17,864 Starbucks Corp*                                              922,854
      5,051 Wendy's International Inc ^^                                 197,191
     13,047 Yum! Brands Inc                                              675,965
                                                                      $4,482,646

RETAIL --- 6.36%
      2,557 99 Cents Only Stores ^^*                                      33,676
      3,868 Abercrombie & Fitch Co                                       221,404
      2,500 Aeropostale Inc*                                              81,875
     16,372 Albertson's Inc ^^                                           338,082
      5,900 American Eagle Outfitters Inc                                174,345
      3,150 AnnTaylor Stores Corp*                                        80,609
     10,026 AutoNation Inc*                                              189,892
      3,016 AutoZone Inc*                                                258,471
      3,085 BJ's Wholesale Club Inc*                                      95,820
      2,787 Barnes & Noble Inc                                            96,124
     13,516 Bed Bath & Beyond Inc*                                       493,875
     13,324 Best Buy Co Inc                                              719,629
      5,022 Big Lots Inc*                                                 60,364
      3,325 Borders Group Inc                                             88,512
     17,936 CVS Corp                                                     943,792
      4,674 CarMax Inc*                                                  147,231
      7,924 Chicos FAS Inc*                                              223,932
      8,530 Circuit City Stores Inc - CarMax Group ^^                    136,907
      4,350 Claire's Stores Inc                                          100,224
     21,142 Costco Wholesale Corp                                        934,054
      3,173 Dillard's Inc ^^                                              85,354
     13,389 Dollar General Corp                                          293,353
      4,995 Dollar Tree Stores Inc*                                      143,506
      7,442 Family Dollar Stores Inc                                     225,939
      7,610 Federated Department Stores Inc                              484,300
      6,900 Foot Locker Inc                                              202,170
     32,872 Gap Inc                                                      717,924
     98,184 Home Depot Inc                                             3,754,556
     12,745 JC Penney Co Inc                                             661,720
     14,573 Kohl's Corp*                                                 752,404
     32,666 Kroger Co*                                                   523,636
     17,070 Limited Brands Inc                                           414,801
     34,601 Lowe's Cos Inc                                             1,975,371
     13,088 May Department Stores Co                                     484,518
      5,972 Michaels Stores Inc                                          216,724
      2,250 Neiman Marcus Group Inc                                      205,898
      5,690 Nordstrom Inc ^^                                             315,112
      2,400 O'Reilly Automotive Inc*                                     118,872
     13,976 Office Depot Inc*                                            309,988
      4,150 OfficeMax Inc ^^                                             139,025
      3,300 Pacific Sunwear of California Inc*                            92,334
      3,000 Payless ShoeSource Inc*                                       47,370
      6,516 Petsmart Inc                                                 187,335
      3,809 Pier 1 Imports Inc ^^                                         69,438
      7,068 RadioShack Corp                                              173,166
      2,000 Regis Corp                                                    81,860
      3,100 Rent-A-Center Inc*                                            84,661
      6,574 Ross Stores Inc                                              191,566
      1,950 Ruddick Corp                                                  45,142
      5,990 SUPERVALU Inc                                                199,767
     19,966 Safeway Inc*                                                 369,970
      6,218 Saks Inc ^^                                                  112,235
      4,494 Sears Holding Corp*                                          598,525
      5,664 Sherwin-Williams Co                                          249,159
     22,103 Staples Inc                                                  694,697
     21,470 TJX Cos Inc                                                  528,806
     40,058 Target Corp                                                2,003,701
      6,447 Tiffany & Co                                                 222,550
      9,547 Toys R Us Inc*                                               245,931
      2,900 Urban Outfitters Inc ^^*                                     139,113
    151,536 Wal-Mart Stores Inc (1)                                    7,593,469
     45,734 Walgreen Co                                                2,031,504
      2,952 Whole Foods Market Inc ^^                                    301,488
      5,191 Williams-Sonoma Inc*                                         190,769
                                                                     $33,898,545

SHOES --- 0.20%
     10,309 NIKE Inc Class B                                             858,843
      2,500 Reebok International Ltd                                     110,750
      1,395 Timberland Co Class A ^^*                                     98,947
                                                                      $1,068,540

SPECIALIZED SERVICES --- 1.22%
      4,048 Adesa Corp                                                    94,561
      3,000 Alliance Data Systems Corp*                                  121,200
      7,474 Apollo Group Inc*                                            553,524
      5,396 BISYS Group Inc ^^*                                           84,609
      2,500 Brink's Co                                                    86,500
      2,200 CSG Systems International Inc*                                35,838
      4,572 Career Education Corp ^^*                                    156,637
      2,190 Catalina Marketing Corp ^^                                    56,721
     47,128 Cendant Corp                                                 968,009
      6,585 Ceridian Corp*                                               112,274
      2,795 Certegy Inc                                                   96,763
      3,723 CheckFree Corp*                                              151,749
      3,927 ChoicePoint Inc*                                             157,512
      6,683 Cintas Corp                                                  276,075
      3,509 Copart Inc ^^*                                                82,672
      4,032 Corinthian Colleges Inc ^^*                                   63,383
      3,372 DST Systems Inc ^^*                                          155,719
      2,890 DeVry Inc*                                                    54,679
      2,271 Deluxe Corp ^^                                                90,522
      3,150 Dun & Bradstreet Corp*                                       193,568
      2,996 Education Management Corp*                                    83,738
      6,058 Equifax Inc                                                  185,920
      3,079 Fastenal Co ^^                                               170,299
      7,384 H&R Block Inc                                                373,483
      3,183 Harte-Hanks Inc                                               87,723
      2,100 ITT Educational Services Inc*                                101,850
     18,879 Interpublic Group of Cos Inc*                                231,834
      1,250 Kelly Services Inc Class A                                    35,987
      1,500 Korn/Ferry International ^^*                                  28,545
      2,200 Laureate Education Inc ^^*                                    94,138
      4,070 Manpower Inc ^^                                              177,126
      5,386 Monster Worldwide Inc ^^*                                    151,077
      8,405 Omnicom Group Inc                                            744,011
      7,154 Robert Half International Inc                                192,872
      2,200 Rollins Inc                                                   40,920
      2,055 Sotheby's Holdings Inc Class A*                               34,853
      3,200 United Rentals Inc ^^*                                        64,672
      2,313 Valassis Communications Inc*                                  80,862
                                                                      $6,472,425

TELEPHONE & TELECOMMUNICATIONS --- 2.87%
     13,498 ALLTEL Corp                                                  740,365
     35,741 AT&T Corp ^^                                                 670,143
     81,840 BellSouth Corp                                             2,151,574
      5,973 CenturyTel Inc                                               196,153
     10,900 Cincinnati Bell Inc*                                          46,325
     14,948 Citizens Communications Co                                   193,427
     50,354 Nextel Communications Inc*                                 1,431,061
     74,710 Qwest Communications International Inc ^^*                   276,427
    147,702 SBC Communications Inc                                     3,499,060
     66,062 Sprint Corp                                                1,502,911
      2,515 Telephone & Data Systems Inc ^^                              205,224
    123,835 Verizon Communications                                     4,396,143
                                                                     $15,308,813

TEXTILES --- 0.21%
      8,564 Coach Inc*                                                   484,979
      5,498 Jones Apparel Group Inc                                      184,128
      4,813 Liz Claiborne Inc                                            193,146
      4,532 VF Corp                                                      268,022
                                                                      $1,130,275

TOBACCO --- 1.30%
     92,514 Altria Group Inc                                           6,049,490
      5,232 Reynolds American Inc                                        421,647
      7,417 UST Inc                                                      383,459
      1,200 Universal Corp ^^                                             54,924
                                                                      $6,909,520

TRANSPORTATION --- 0.10%
      1,900 Alexander & Baldwin Inc                                       78,280
      2,150 GATX Corp                                                     71,358
      3,130 JB Hunt Transport Services Inc                               137,000
      2,784 Swift Transportation Co Inc ^^*                               61,638
      2,782 Werner Enterprises Inc                                        54,054
      2,200 Yellow Roadway Corp*                                         128,788
                                                                        $531,118

UTILITIES --- 1.25%
     28,977 AES Corp*                                                    474,643
      3,471 AGL Resources Inc                                            121,242
     10,750 Aquila Inc ^^*                                                41,173
      8,650 CMS Energy Corp ^^*                                          112,796
     23,875 Calpine Corp ^^*                                              66,850
      7,964 Constellation Energy Group                                   411,739
     15,252 Dominion Resources Inc                                     1,135,206
     41,883 Duke Energy Corp                                           1,173,143
     14,800 Dynegy Inc Class A ^^*                                        57,868
      6,545 Energy East Corp                                             171,610
      2,766 Equitable Resources Inc                                      158,879
      7,201 KeySpan Corp ^^                                              280,623
      5,232 MDU Resources Group Inc                                      144,508
      1,950 NICOR Inc ^^                                                  72,326
      3,433 National Fuel Gas Co                                          98,149
     12,039 NiSource Inc                                                 274,369
      4,611 ONEOK Inc                                                    142,111
      1,650 Peoples Energy Corp                                           69,168
     10,695 Public Service Enterprise Group Inc                          581,701
      3,835 Questar Corp                                                 227,224
      5,026 Scana Corp                                                   192,094
     10,649 Sempra Energy                                                424,256
      5,250 Sierra Pacific Resources ^^*                                  56,438
      3,366 Vectren Corp                                                  89,670
      2,209 WGL Holdings Inc ^^                                           68,391
                                                                      $6,646,177

WATER --- 0.02%
      4,166 Aqua America Inc                                             101,484
                                                                        $101,484

WHOLE LOAN --- 0.41%
     20,057 GSR Mortgage Loan Trust                                    2,206,069
                                                                      $2,206,069

TOTAL COMMON STOCK --- 99.50%                                       $530,027,470
(Cost $432,235,195)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  2,206,000 Federal Home Loan Bank                                     2,206,000
                  2.434% April 1, 2005
    475,000 United States of America (1)                                 473,519
                  2.346% May 19, 2005

TOTAL SHORT-TERM INVESTMENTS --- 0.50%                                $2,679,519
(Cost $2,679,519)

TOTAL MAXIM STOCK INDEX PORTFOLIO --- 100%                          $532,706,989
(Cost $434,914,714)

Legend
* Non-income Producing Security
(1) Collateral or Segregated Assets for Futures
^^ A portion or all of the security is on loan at March 31, 2005.
REIT - Real Estate Investment Trust

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim Stock Index Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At March 31, 2005, the U.S. Federal income tax cost basis was $445,420,139. The Maxim Stock Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $140,270,131 and gross depreciation of securities in which there was an excess of tax cost over value of $52,983,281, resulting in net appreciation of $87,286,850.

As of March 31, 2005, the Maxim Stock Index Portfolio had 10 open S&P 500 and 1 open S&P MidCap 400 long futures contracts. The contracts expire in June 2005 and the Portfolio has recorded unrealized appreciation of $1,875 and depreciation of $6,375, respectively, for a total unrealized depreciation of $4,500.

Maxim Series Fund, Inc.

Maxim T. Rowe Price Equity/Income Portfolio
Schedule of Investments
March 31, 2005
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

COMMUNICATIONS - EQUIPMENT --- 0.2%
  1,490,000 Lucent Technologies Inc                                    1,540,288
            Convertible
            8.000% August 1, 2031
                                                                      $1,540,288

TOTAL BONDS --- 0.19%                                                 $1,540,288
(Cost $1,141,961)

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 4.23%
    303,200 Honeywell International Inc                               11,282,072
    130,600 Lockheed Martin Corp                                       7,974,436
    186,000 Raytheon Co                                                7,198,200
    162,900 Rockwell Collins                                           7,752,411
                                                                     $34,207,119

AUTOMOBILES --- 0.13%
     35,700 General Motors Corp ^^                                     1,049,223
                                                                      $1,049,223

BANKS --- 3.53%
     19,500 AmSouth Bancorp                                              506,025
    234,376 Bank of America Corp                                      10,335,982
     59,500 Mercantile Bankshares Corp ^^                              3,026,170
     90,400 National City Corp                                         3,028,400
     92,000 SunTrust Banks Inc                                         6,630,440
     56,300 Wells Fargo & Co                                           3,366,740
     49,400 Wilmington Trust Corp                                      1,733,940
                                                                     $28,627,697

BIOTECHNOLOGY --- 0.61%
    208,300 MedImmune Inc*                                             4,959,623
                                                                      $4,959,623

BROADCAST/MEDIA --- 1.36%
    326,962 Comcast Corp*                                             11,044,776
                                                                     $11,044,776

BUILDING MATERIALS --- 0.56%
     80,400 Vulcan Materials Co ^^                                     4,569,132
                                                                      $4,569,132

CHEMICALS --- 2.88%
    145,000 Dow Chemical Co                                            7,228,250
    129,800 EI du Pont de Nemours & Co                                 6,650,952
    110,800 Great Lakes Chemical Corp                                  3,558,896
    171,200 Hercules Inc ^^*                                           2,480,688
     86,100 International Flavors & Fragrances Inc                     3,400,950
                                                                     $23,319,736

COMMUNICATIONS - EQUIPMENT --- 0.82%
    536,400 Lucent Technologies Inc ^^*                                1,475,100
    346,500 Motorola Inc                                               5,187,105
                                                                      $6,662,205

COMPUTER HARDWARE & SYSTEMS --- 1.29%
    477,606 Hewlett-Packard Co                                        10,478,676
                                                                     $10,478,676

COMPUTER SOFTWARE & SERVICES --- 1.04%
    347,200 Microsoft Corp                                             8,391,824
                                                                      $8,391,824

CONGLOMERATES --- 1.93%
    434,100 General Electric Co                                       15,653,646
                                                                     $15,653,646

DISTRIBUTORS --- 0.79%
    147,150 Genuine Parts Co                                           6,399,554
                                                                      $6,399,554

ELECTRIC COMPANIES --- 1.95%
    101,710 FirstEnergy Corp                                           4,266,735
    126,200 Progress Energy Inc ^^                                     5,294,090
    111,400 TECO Energy Inc ^^                                         1,746,752
    260,500 Xcel Energy Inc ^^                                         4,475,390
                                                                     $15,782,967

ELECTRONIC INSTRUMENT & EQUIP --- 2.58%
     76,100 Agilent Technologies Inc*                                  1,689,420
     99,911 Cooper Industries Inc                                      7,145,635
     51,200 Emerson Electric Co                                        3,324,416
     73,500 Rockwell Automation Inc                                    4,163,040
    114,700 Sony Corp sponsored ADR ^^                                 4,590,294
                                                                     $20,912,805

ELECTRONICS - SEMICONDUCTOR --- 2.03%
    151,900 Analog Devices Inc                                         5,489,666
    174,000 Intel Corp                                                 4,042,020
    271,300 Texas Instruments Inc                                      6,915,437
                                                                     $16,447,123

FINANCIAL SERVICES --- 5.06%
    102,733 Citigroup Inc                                              4,616,821
     76,000 Fannie Mae (nonvtg)                                        4,138,200
    442,705 JPMorgan Chase & Co                                       15,317,593
     86,900 Janus Capital Group Inc                                    1,212,255
    260,400 Mellon Financial Corp                                      7,431,816
     63,000 Northern Trust Corp                                        2,736,720
    125,600 State Street Corp                                          5,491,232
                                                                     $40,944,637

FOOD & BEVERAGES --- 5.20%
    205,200 Anheuser-Busch Co Inc                                      9,724,428
    215,100 Campbell Soup Co                                           6,242,202
    260,300 Coca-Cola Co                                              10,846,701
     54,600 Coca-Cola Enterprises Inc                                  1,120,392
    108,600 ConAgra Foods Inc                                          2,934,372
    134,400 General Mills Inc                                          6,605,760
     68,000 Unilever NV                                                4,627,769
                                                                     $42,101,624

FOREIGN BANKS --- 0.43%
    221,100 Bank of Ireland                                            3,496,649
                                                                      $3,496,649

GOLD, METALS & MINING --- 0.81%
    216,900 Alcoa Inc                                                  6,591,591
                                                                      $6,591,591

HEALTH CARE RELATED --- 0.30%
     43,100 Cardinal Health Inc                                        2,402,825
                                                                      $2,402,825

HOTELS/MOTELS --- 0.73%
    119,800 Hilton Hotels Corp                                         2,677,530
     53,252 Starwood Hotels & Resorts Worldwide Inc                    3,196,718
                                                                      $5,874,248

HOUSEHOLD GOODS --- 4.41%
     43,400 Clorox Co                                                  2,733,766
    195,400 Colgate-Palmolive Co                                      10,194,018
     77,700 Fortune Brands Inc                                         6,264,951
     95,200 Kimberly-Clark Corp                                        6,257,496
    342,700 Newell Rubbermaid Inc                                      7,518,838
     40,700 Whirlpool Corp ^^                                          2,756,611
                                                                     $35,725,680

INSURANCE RELATED --- 5.88%
     63,500 American International Group Inc                           3,518,535
     69,300 Chubb Corp                                                 5,493,411
    127,527 Lincoln National Corp ^^                                   5,756,569
    390,600 Marsh & McLennan Cos Inc                                  11,882,052
    122,100 SAFECO Corp ^^                                             5,947,491
    181,395 St Paul Travelers Cos Inc                                  6,662,638
    305,300 UnumProvident Corp ^^                                      5,196,206
     43,500 XL Capital Ltd Class A ^^                                  3,148,095
                                                                     $47,604,997

INVESTMENT BANK/BROKERAGE FIRM --- 2.04%
    686,600 Charles Schwab Corp                                        7,216,166
    162,900 Morgan Stanley                                             9,326,025
                                                                     $16,542,191

LEISURE & ENTERTAINMENT --- 4.86%
    434,200 Mattel Inc                                                 9,270,170
    527,100 Time Warner Inc*                                           9,250,605
    347,300 Viacom Inc Class B                                        12,096,459
    303,900 Walt Disney Co                                             8,731,047
                                                                     $39,348,281

MACHINERY --- 0.65%
    194,700 Pall Corp                                                  5,280,264
                                                                      $5,280,264

MEDICAL PRODUCTS --- 1.30%
    189,600 Baxter International Inc                                   6,442,608
    139,800 Boston Scientific Corp*                                    4,094,742
                                                                     $10,537,350

OIL & GAS --- 8.73%
     98,900 Amerada Hess Corp                                          9,515,169
     75,600 Anadarko Petroleum Corp                                    5,753,160
    130,222 BP Amoco PLC sponsored ADR                                 8,125,853
    260,944 ChevronTexaco Corp                                        15,215,645
    271,296 Exxon Mobil Corp                                          16,169,242
    195,700 Royal Dutch Petroleum Co NY Shrs                          11,749,828
     52,500 Schlumberger Ltd                                           3,700,200
      8,000 Unocal Corp                                                  493,520
                                                                     $70,722,617

PAPER & FOREST PRODUCTS --- 1.73%
    257,583 International Paper Co                                     9,476,479
    141,600 MeadWestvaco Corp ^^                                       4,505,712
                                                                     $13,982,191

PERSONAL LOANS --- 0.54%
     85,600 American Express Co                                        4,397,272
                                                                      $4,397,272

PHARMACEUTICALS --- 6.67%
    134,700 Abbott Laboratories                                        6,279,714
    392,000 Bristol-Myers Squibb Co ^^                                 9,980,320
    162,700 Johnson & Johnson                                         10,926,932
    379,800 Merck & Co Inc                                            12,294,126
    290,800 Schering-Plough Corp                                       5,278,020
    219,200 Wyeth                                                      9,245,856
                                                                     $54,004,968

PHOTOGRAPHY/IMAGING --- 0.87%
    217,400 Eastman Kodak Co ^^                                        7,076,370
                                                                      $7,076,370

POLLUTION CONTROL --- 0.79%
    220,530 Waste Management Inc                                       6,362,291
                                                                      $6,362,291

PRINTING & PUBLISHING --- 3.21%
    200,100 Dow Jones & Co Inc                                         7,469,733
     48,500 Gannett Co Inc                                             3,835,380
     64,600 Knight-Ridder Inc ^^                                       4,344,350
    283,000 New York Times Co ^^                                      10,352,140
                                                                     $26,001,603

RAILROADS --- 2.14%
    157,300 Norfolk Southern Corp                                      5,827,965
    165,350 Union Pacific Corp                                        11,524,895
                                                                     $17,352,860

REAL ESTATE --- 0.38%
     51,196 Simon Property Group Inc REIT                              3,101,454
                                                                      $3,101,454

RESTAURANTS --- 0.64%
    167,500 McDonald's Corp                                            5,215,950
                                                                      $5,215,950

RETAIL --- 1.42%
    135,700 Home Depot Inc                                             5,189,168
    130,500 May Department Stores Co                                   4,831,110
     60,900 RadioShack Corp                                            1,492,050
                                                                     $11,512,328

SPECIALIZED SERVICES --- 0.45%
    175,900 Cendant Corp                                               3,612,986
                                                                      $3,612,986

TELEPHONE & TELECOMMUNICATIONS --- 6.14%
    139,600 ALLTEL Corp                                                7,657,060
    286,350 AT&T Corp ^^                                               5,369,063
    336,700 Nokia OYJ sponsored ADR ^^                                 5,195,281
  1,387,600 Qwest Communications International Inc ^^*                 5,134,120
    282,013 SBC Communications Inc ^^                                  6,680,888
    390,500 Sprint Corp                                                8,883,875
     82,900 Telus Corp                                                 2,598,837
    230,786 Verizon Communications                                     8,192,903
                                                                     $49,712,027

TOBACCO --- 1.16%
     63,650 Altria Group Inc                                           4,162,069
    100,600 UST Inc                                                    5,201,020
                                                                      $9,363,089

UTILITIES --- 2.91%
    121,300 Constellation Energy Group                                 6,271,210
    317,600 Duke Energy Corp ^^                                        8,895,976
    369,000 NiSource Inc                                               8,409,510
                                                                     $23,576,696

TOTAL COMMON STOCK --- 95.19%                                       $770,951,145
(Cost $652,902,995)

PREFERRED STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

INSURANCE RELATED --- 0.25%
     69,000 UnumProvident Corp                                         1,992,375

TOTAL PREFERRED STOCK --- 0.25%                                       $1,992,375
(Cost $1,725,000)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

 35,390,000 Federal Home Loan Bank                                    35,390,000
                  2.433% April 1, 2005

TOTAL SHORT-TERM INVESTMENTS --- 4.37%                               $35,390,000
(Cost $35,390,000)

TOTAL MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100%          $809,873,808
(Cost $691,159,956)

Legend
* Non-income Producing Security
^^ A portion or all of the security is on loan at March 31, 2005.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim T. Rowe Price Equity/Income Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At March 31, 2005, the U.S. Federal income tax cost basis was $693,619,076. The Maxim T. Rowe Price Equity/Income Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $135,552,623 and gross depreciation of securities in which there was an excess of tax cost over value of $19,297,891, resulting in net appreciation of $116,254,732.

Maxim Series Fund, Inc.

Maxim T. Rowe Price Mid-Cap Growth Portfolio
Schedule of Investments
March 31, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 3.21%
     54,000 Alliant Techsystems Inc*                                   3,858,300
      2,700 Embraer-Empresa Brasileira de Aeronautica SA
            sponsored ADR                                                 84,510
     40,000 Goodrich Corp                                              1,531,600
      1,300 Mercury Computer Systems Inc*                                 35,854
      2,300 Precision Castparts Corp                                     177,123
    100,900 Rockwell Collins                                           4,801,831
                                                                     $10,489,218

AGRICULTURE --- 0.01%
      1,500 Delta & Pine Land Co                                          40,500
                                                                         $40,500

AIR FREIGHT --- 0.78%
     34,300 CH Robinson Worldwide Inc                                  1,767,479
     15,000 Expeditors International of Washington Inc                   803,250
                                                                      $2,570,729

AIRLINES --- 1.08%
     73,000 JetBlue Airways Corp*                                      1,389,920
      2,400 SkyWest Inc                                                   44,616
    148,300 Southwest Airlines Co                                      2,111,792
                                                                      $3,546,328

AUTO PARTS & EQUIPMENT --- 1.19%
     77,900 Gentex Corp                                                2,485,010
     77,000 TRW Automotive Holdings Corp*                              1,421,420
                                                                      $3,906,430

AUTOMOBILES --- 0.02%
      1,100 Thor Industries Inc                                           32,901
      1,600 Winnebago Industries Inc                                      50,560
                                                                         $83,461

BANKS --- 0.31%
      1,700 Boston Private Financial Holdings Inc                         40,375
        600 City National Corp                                            41,892
      1,400 East West Bancorp Inc                                         51,688
        700 First Horizon National Corp                                   28,553
      1,950 North Fork Bancorp Inc                                        54,093
     15,100 Silicon Valley Bancshares*                                   665,306
      3,000 Synovus Financial Corp                                        83,580
      1,000 UCBH Holdings Inc                                             39,900
                                                                      $1,005,387

BIOTECHNOLOGY --- 4.06%
      1,600 Applera Corp - Applied Biosystems Group                       31,584
     54,200 Cephalon Inc*                                              2,538,186
        900 Charles River Laboratories International Inc*                 42,336
      7,200 Diversa Corp*                                                 35,856
        700 Genzyme Corp*                                                 40,068
     82,000 Gilead Sciences Inc*                                       2,935,600
     57,700 Human Genome Sciences Inc*                                   531,994
     23,600 Invitrogen Corp*                                           1,633,120
      1,300 Martek Biosciences Corp*                                      75,647
    165,200 MedImmune Inc*                                             3,933,412
      2,700 Millennium Pharmaceuticals Inc*                               22,734
      2,600 Nektar Therapeutics*                                          36,244
     45,100 Protein Design Labs Inc*                                     721,149
      5,200 Qiagen NV*                                                    62,088
      1,400 Techne Corp*                                                  56,252
     56,900 Vertex Pharmaceuticals Inc*                                  532,584
      3,600 deCODE Genetics Inc*                                          20,520
                                                                     $13,249,374

BROADCAST/MEDIA --- 3.45%
    197,400 Citadel Broadcasting Co*                                   2,710,302
     69,800 Cox Radio Inc*                                             1,173,338
        600 Cumulus Media Inc Class A*                                     8,550
        600 EW Scripps Co Class A                                         29,250
     31,500 Entercom Communications Corp*                              1,118,880
      3,400 Radio One Inc*                                                50,150
      5,400 Regent Communications Inc*                                    28,890
      8,000 Research in Motion Ltd*                                      611,360
    106,525 Rogers Communications Inc Class B                          2,901,741
      3,200 Salem Communications Corp Class A*                            65,920
      3,300 Spanish Broadcasting System Inc*                              33,858
     51,800 Univision Communications Inc Class A*                      1,434,342
      1,000 Westwood One Inc*                                             20,350
     34,000 XM Satellite Radio Holdings Inc*                           1,071,000
                                                                     $11,257,931

BUILDING MATERIALS --- 0.82%
     57,000 American Standard Cos Inc                                  2,649,360
        700 Trex Co Inc*                                                  31,087
                                                                      $2,680,447

CHEMICALS --- 1.08%
     35,700 Amylin Pharmaceuticals Inc*                                  624,393
      1,300 Ecolab Inc                                                    42,965
      1,200 Engelhard Corp                                                36,036
     30,000 Potash Corp of Saskatchewan Inc                            2,625,300
      1,000 Praxair Inc                                                   47,860
        700 Sigma-Aldrich Corp                                            42,875
      1,800 Symyx Technologies Inc*                                       39,690
      1,200 Valspar Corp                                                  55,848
                                                                      $3,514,967

COMMUNICATIONS - EQUIPMENT --- 2.22%
     92,200 ADTRAN Inc                                                 1,626,408
     51,000 Comverse Technology Inc*                                   1,286,220
      3,200 Corning Inc*                                                  35,616
    130,000 Harris Corp                                                4,244,500
     10,600 JDS Uniphase Corp*                                            17,702
        800 Plantronics Inc                                               30,464
                                                                      $7,240,910

COMPUTER HARDWARE & SYSTEMS --- 0.78%
      1,400 Cognos Inc*                                                   58,716
     40,600 Diebold Inc                                                2,226,910
      2,200 Lexmark International Group Inc Class A*                     175,934
      1,400 Network Appliance Inc*                                        38,724
      1,100 QLogic Corp*                                                  44,550
                                                                      $2,544,834

COMPUTER SOFTWARE & SERVICES --- 8.93%
     72,000 Activision Inc*                                            1,065,600
     26,300 Adobe Systems Inc                                          1,766,571
      1,000 Affiliated Computer Services Inc Class A*                     53,240
      1,300 BMC Software Inc*                                             19,500
     36,000 CACI International Inc Class A*                            1,988,280
    135,000 CNET Networks Inc*                                         1,274,400
    171,200 Cadence Design Systems Inc*                                2,559,440
      2,800 Check Point Software Technologies Ltd*                        60,872
      2,200 Citrix Systems Inc*                                           52,404
      2,100 Cognizant Technology Solutions Corp*                          97,020
      1,000 Electronic Arts Inc*                                          51,780
        600 F5 Networks Inc*                                              30,294
      1,800 FactSet Research Systems Inc                                  59,418
      1,600 Fair Isaac Co                                                 55,104
      1,700 FileNET Corp*                                                 38,726
     42,900 Fiserv Inc*                                                1,707,420
        900 Hyperion Solutions Corp*                                      39,699
     45,000 IAC/InterActiveCorp*                                       1,002,150
      2,200 Internet Security Systems Inc*                                40,260
     21,100 Intuit Inc*                                                  923,547
     63,900 Jack Henry & Associates Inc                                1,149,561
     52,800 Juniper Networks Inc*                                      1,164,768
        700 Kronos Inc*                                                   35,777
     13,400 Macromedia Inc*                                              448,900
      6,400 MatrixOne Inc*                                                30,528
    116,500 McAfee Inc*                                                2,628,240
     41,800 Mercury Interactive Corp*                                  1,980,484
     58,000 NAVTEQ*                                                    2,514,300
      5,800 Novell Inc*                                                   34,568
      3,100 Paychex Inc                                                  101,742
     87,300 Red Hat Inc*                                                 952,443
      1,300 SINA Corp*                                                    40,378
      1,800 Sabre Holdings Corp                                           39,384
      2,400 Salesforce.com*                                               35,976
     46,000 SunGard Data Systems Inc*                                  1,587,000
      1,200 Synopsys Inc*                                                 21,720
      4,800 VERITAS Software Corp*                                       111,456
    117,500 VeriSign Inc*                                              3,372,250
        600 Websense Inc*                                                 32,280
                                                                     $29,167,480

CONGLOMERATES --- 0.57%
     36,100 Teleflex Inc                                               1,846,154
                                                                      $1,846,154

CONTAINERS --- 0.01%
        400 Sealed Air Corp*                                              20,776
                                                                         $20,776

DISTRIBUTORS --- 0.01%
      1,000 Estee Lauder Cos                                              44,980
                                                                         $44,980

ELECTRONIC INSTRUMENT & EQUIP --- 4.73%
      1,100 Alliance Gaming Corp*                                         10,549
        600 Ametek Inc                                                    24,150
     41,500 CDW Corp                                                   2,352,220
    172,000 Flextronics International Ltd*                             2,070,880
     63,800 Flir Systems Inc*                                          1,933,140
     42,000 Garmin Ltd                                                 1,945,440
      1,400 II-VI Inc*                                                    24,416
     94,800 Jabil Circuit Inc*                                         2,703,696
      1,100 Littelfuse Inc*                                               31,515
      1,800 Molex Inc                                                     42,480
      1,200 National Instruments Corp                                     32,460
     64,400 Roper Industries Inc                                       4,218,200
      4,500 Symbol Technologies Inc                                       65,205
                                                                     $15,454,351

ELECTRONICS - SEMICONDUCTOR --- 4.48%
     72,200 AMIS Holdings Inc*                                           815,138
      7,700 Altera Corp*                                                 152,306
      4,400 Analog Devices Inc                                           159,016
      1,600 Broadcom Corp Class A*                                        47,872
      1,200 Cymer Inc*                                                    32,124
     62,100 Integrated Circuit Systems Inc*                            1,187,352
    126,900 Intersil Holding Corp                                      2,197,908
        800 KLA-Tencor Corp                                               36,808
      1,100 Lam Research Corp*                                            31,746
      4,600 Linear Technology Corp                                       176,226
      1,900 Marvell Technology Group Ltd*                                 72,846
      4,300 Maxim Integrated Products Inc                                175,741
     99,900 Microchip Technology Inc                                   2,598,399
      7,800 National Semiconductor Corp                                  160,758
     82,200 Novellus Systems Inc                                       2,197,206
     95,000 PMC-Sierra Inc*                                              836,000
        900 Power Integrations Inc*                                       18,801
     57,900 Semtech Corp*                                              1,034,673
      1,700 Silicon Laboratories Inc*                                     50,507
     90,200 Xilinx Inc                                                 2,636,546
                                                                     $14,617,973

FINANCIAL SERVICES --- 5.23%
     83,000 CapitalSource Inc*                                         1,909,000
     99,500 Eaton Vance Corp                                           2,332,280
     38,100 Federated Investors Inc Class B                            1,078,611
        600 First Marblehead Corp*                                        34,518
      2,500 Franklin Resources Inc                                       171,625
     28,000 Investors Financial Services Corp                          1,369,480
      3,800 Janus Capital Group Inc                                       53,010
     30,100 Legg Mason Inc                                             2,352,014
        600 MGIC Investment Corp                                          37,002
      3,800 Mellon Financial Corp                                        108,452
    108,200 MoneyGram International Inc                                2,043,898
      1,600 Moody's Corp                                                 129,376
      4,300 Northern Trust Corp                                          186,792
     50,000 Principal Financial Group                                  1,924,500
     22,700 Radian Group Inc                                           1,083,698
      1,100 SEI Investments Co                                            39,776
      4,200 State Street Corp                                            183,624
    104,000 Waddell & Reed Financial Class A                           2,052,960
                                                                     $17,090,616

FOOD & BEVERAGES --- 0.70%
     86,900 Cott Corp*                                                 2,105,587
        600 Hershey Foods Corp                                            36,276
      1,400 McCormick & Co Inc (nonvtg)                                   48,202
      1,942 Tootsie Roll Industries Inc                                   58,260
        600 Wm Wrigley Jr Co                                              39,342
                                                                      $2,287,667

GOLD, METALS & MINING --- 1.02%
     50,000 Newmont Mining Corp                                        2,112,500
     21,000 Nucor Corp                                                 1,208,760
                                                                      $3,321,260

HEALTH CARE RELATED --- 7.47%
     55,000 Alkermes Inc*                                                570,900
     24,000 AmericsourceBergen Corp                                    1,374,960
      1,700 Caremark Rx Inc*                                              67,626
     53,000 Community Health Systems Inc*                              1,850,230
     26,900 Coventry Health Care Inc*                                  1,832,966
     25,150 DaVita Inc*                                                1,052,276
     79,000 Elan Corp PLC sponsored ADR*                                 255,960
      1,100 Express Scripts Inc Class A*                                  95,909
    109,600 Health Management Associates Inc Class A                   2,869,328
      2,500 Henry Schein Inc*                                             89,600
      2,800 IMS Health Inc                                                68,292
     41,000 Kinetic Concepts Inc*                                      2,445,650
     67,100 Laboratory Corp of America Holdings*                       3,234,220
      1,500 Lincare Holdings Inc*                                         66,345
     99,300 Manor Care Inc                                             3,610,548
      2,100 Medco Health Solutions Inc*                                  104,097
    120,700 Omnicare Inc                                               4,278,815
      1,200 Patterson Cos Inc*                                            59,940
      1,100 Quest Diagnostics Inc                                        115,643
      1,300 Renal Care Group Inc*                                         49,322
      3,000 WellChoice Inc*                                              159,930
      1,000 WellPoint Inc*                                               125,350
                                                                     $24,377,907

HOMEBUILDING --- 0.05%
        500 Centex Corp                                                   28,635
        300 KB Home                                                       35,238
        500 Lennar Corp                                                   28,340
        400 Pulte Corp                                                    29,452
        500 Toll Brothers Inc*                                            39,425
                                                                        $161,090

HOTELS/MOTELS --- 1.16%
      2,000 Choice Hotels International Inc                              123,900
     99,300 Fairmont Hotels & Resorts Inc                              3,290,802
      2,100 Hilton Hotels Corp                                            46,935
      2,900 Marriott International Inc Class A                           193,894
      1,800 Wynn Resorts Ltd*                                            121,932
                                                                      $3,777,463

HOUSEHOLD GOODS --- 0.01%
        600 Clorox Co                                                     37,794
                                                                         $37,794

INSURANCE RELATED --- 2.44%
        700 Ambac Financial Group Inc                                     52,325
        900 Arch Capital Group Ltd*                                       36,036
      1,100 Arthur J Gallagher & Co                                       31,680
     97,000 Assurant Inc                                               3,268,900
     46,200 Axis Capital Holdings Ltd                                  1,249,248
        600 Brown & Brown Inc                                             27,654
      1,100 MBIA Inc                                                      57,508
        100 Markel Corp*                                                  34,521
      1,600 Marsh & McLennan Cos Inc                                      48,672
     26,000 Protective Life Corp                                       1,021,800
        800 RenaissanceRe Holdings Ltd                                    37,360
        700 Triad Guaranty Inc*                                           36,827
     55,600 Willis Group Holdings Ltd                                  2,049,972
                                                                      $7,952,503

INVESTMENT BANK/BROKERAGE FIRM --- 0.69%
        600 AG Edwards Inc                                                26,880
    198,400 Ameritrade Holding Corp*                                   2,025,664
      2,000 Amvescap PLC                                                  25,360
      9,800 Charles Schwab Corp                                          102,998
      2,900 LaBranche & Co Inc*                                           26,970
      1,100 Raymond James Financial Inc                                   33,330
                                                                      $2,241,202

LEISURE & ENTERTAINMENT --- 1.29%
      2,000 Boyd Gaming Corp                                             104,300
     77,800 Brunswick Corp                                             3,644,930
        300 DreamWorks Animation SKG Inc*                                 12,213
        700 Harley-Davidson Inc                                           40,432
      2,300 International Game Technology                                 61,318
      1,900 Mattel Inc                                                    40,565
        700 Multimedia Games Inc*                                          5,432
      1,500 Royal Caribbean Cruises Ltd                                   67,035
      1,950 Shuffle Master Inc*                                           56,472
      2,300 Station Casinos Inc                                          155,365
      1,100 WMS Industries Inc*                                           30,976
                                                                      $4,219,038

MACHINERY --- 2.63%
        200 CUNO Inc*                                                     10,278
     47,000 Danaher Corp                                               2,510,270
        300 Dover Corp                                                    11,337
        800 IDEX Corp                                                     32,280
     31,300 ITT Industries Inc                                         2,824,512
      1,200 Kaydon Corp                                                   37,680
     38,000 Oshkosh Truck Corp                                         3,115,620
      2,100 Pall Corp                                                     56,952
                                                                      $8,598,929

MANUFACTURING --- 0.43%
     58,400 Dolby Laboratories Inc*                                    1,372,400
        800 Mettler-Toledo International Inc*                             38,000
                                                                      $1,410,400

MEDICAL PRODUCTS --- 2.43%
      1,200 ArthroCare Corp*                                              34,200
     13,200 Bausch & Lomb Inc                                            967,560
        800 Beckman Coulter Inc                                           53,160
        900 Becton Dickinson & Co                                         52,578
      3,500 Biomet Inc                                                   127,050
      1,600 CR Bard Inc                                                  108,928
        700 Cooper Cos Inc                                                51,030
      1,000 Dentsply International Inc                                    54,410
     47,200 Edwards Lifesciences Corp*                                 2,039,984
     23,000 Gen-Probe Inc*                                             1,024,880
     12,700 Inamed Corp*                                                 887,476
        400 Integra LifeSciences Holdings*                                14,088
      2,600 Kyphon Inc*                                                   65,442
      1,300 Millipore Corp*                                               56,420
      1,000 ResMed Inc*                                                   56,400
        900 Respironics Inc*                                              52,443
      1,000 Smith & Nephew PLC sponsored ADR                              47,020
      1,200 St Jude Medical Inc*                                          43,200
      1,200 Sybron Dental Specialties Inc*                                43,080
     23,800 Varian Medical Systems Inc*                                  815,864
     35,700 Waters Corp*                                               1,277,703
      2,100 Wright Medical Group Inc*                                     50,400
        300 Zimmer Holdings Inc*                                          23,343
                                                                      $7,946,659

OFFICE EQUIPMENT & SUPPLIES --- 0.06%
        800 Avery Dennison Corp                                           49,544
      1,100 HNI Corp                                                      49,445
      1,950 Zebra Technologies Corp Class A*                              92,606
                                                                        $191,595

OIL & GAS --- 7.37%
     80,300 BJ Services Co                                             4,165,964
      1,500 Baker Hughes Inc                                              66,735
        600 Cooper Cameron Corp*                                          34,326
     24,000 Diamond Offshore Drilling Inc                              1,197,600
     64,000 EOG Resources                                              3,119,360
     69,000 FMC Technologies Inc*                                      2,289,420
     41,500 Murphy Oil Corp                                            4,097,295
     56,200 Smith International Inc                                    3,525,426
        900 Weatherford International Ltd*                                52,146
     59,000 Western Gas Resources Inc                                  2,032,550
    106,266 XTO Energy Inc                                             3,489,775
                                                                     $24,070,597

PHARMACEUTICALS --- 4.41%
     57,600 Abgenix Inc*                                                 403,200
        600 Allergan Inc                                                  41,682
     57,000 Andrx Group*                                               1,292,190
      2,600 AtheroGenics Inc*                                             34,034
     58,000 Barr Laboratories Inc*                                     2,832,140
     28,200 Celgene Corp*                                                960,210
     15,000 Eyetech Pharmaceuticals Inc*                                 412,500
    146,400 IVAX Corp*                                                 2,894,328
     16,000 ImcClone Systems Inc*                                        552,000
      1,500 Medicines Co*                                                 33,990
        900 Medicis Pharmaceutical Corp Class A                           26,946
     30,900 Neurocrine Biosciences Inc*                                1,176,054
        900 OSI Pharmaceuticals Inc*                                      37,206
     16,800 Sepracor Inc*                                                964,488
     30,000 Taro Pharmaceutical Industries Ltd*                          946,800
     79,000 Valeant Pharmaceuticals International                      1,779,080
                                                                     $14,386,848

POLLUTION CONTROL --- 0.01%
        700 Stericycle Inc*                                               30,940
                                                                         $30,940

PRINTING & PUBLISHING --- 0.53%
        500 Dow Jones & Co Inc                                            18,665
        200 McGraw-Hill Cos Inc                                           17,450
        800 Meredith Corp                                                 37,400
        900 New York Times Co                                             32,922
     42,000 Scholastic Corp*                                           1,549,380
        100 Washington Post Co Class B                                    89,400
                                                                      $1,745,217

RESTAURANTS --- 1.14%
     64,050 Cheesecake Factory Inc*                                    2,270,573
        900 Outback Steakhouse Inc                                        41,211
     23,000 PF Changs China Bistro Inc*                                1,375,400
      1,200 Ruby Tuesday Inc                                              29,136
                                                                      $3,716,320

RETAIL --- 6.15%
      1,800 99 Cents Only Stores*                                         23,706
      2,300 Amazon.com Inc*                                               78,821
      2,200 Bed Bath & Beyond Inc*                                        80,388
     42,000 Best Buy Co Inc                                            2,268,420
        700 CVS Corp                                                      36,834
     56,900 Dollar General Corp                                        1,246,679
      1,500 Dollar Tree Stores Inc*                                       43,095
     95,700 Family Dollar Stores Inc                                   2,905,452
      2,100 Freds Inc                                                     36,057
     11,000 MSC Industrial Direct Co Inc Class A                         336,160
        700 Men's Wearhouse Inc*                                          29,547
     39,700 O'Reilly Automotive Inc*                                   1,966,341
     91,100 Petsmart Inc                                               2,619,125
     77,300 Ross Stores Inc                                            2,252,522
     14,000 Shoppers Drug Mart Corp                                      467,091
     26,000 Shoppers Drug Mart Corp                                      867,455
      1,600 Staples Inc                                                   50,288
      4,700 TJX Cos Inc                                                  115,761
     39,000 Tiffany & Co                                               1,346,280
     14,000 Whole Foods Market Inc                                     1,429,820
     51,100 Williams-Sonoma Inc*                                       1,877,925
                                                                     $20,077,767

SPECIALIZED SERVICES --- 9.73%
      1,500 ARAMARK Corp                                                  39,420
     16,492 Apollo Group Inc*                                          1,221,398
      1,200 Career Education Corp*                                        41,112
     49,000 Catalina Marketing Corp                                    1,269,100
     93,900 Certegy Inc                                                3,250,818
     48,000 CheckFree Corp*                                            1,956,480
     97,600 ChoicePoint Inc*                                           3,914,736
      2,500 Cintas Corp                                                  103,275
        600 Corporate Executive Board Co                                  38,370
     71,600 DST Systems Inc*                                           3,306,488
        600 DeVry Inc*                                                    11,352
        900 Dun & Bradstreet Corp*                                        55,305
     60,000 Education Management Corp*                                 1,677,000
      1,600 Equifax Inc                                                   49,104
     12,700 Getty Images Inc*                                            903,097
     38,000 Global Payments Inc                                        2,450,620
        700 H&R Block Inc                                                 35,406
        500 Harte-Hanks Inc                                               13,780
     27,558 Hewitt Associates Inc*                                       733,043
        900 ITT Educational Services Inc*                                 43,650
     94,200 Iron Mountain Inc*                                         2,716,728
      1,500 LECG Corp*                                                    29,400
        700 Lamar Advertising Co*                                         28,203
     71,600 Manpower Inc                                               3,116,032
     74,100 Monster Worldwide Inc*                                     2,078,505
      1,200 Omnicom Group Inc                                            106,224
     57,000 Robert Half International Inc                              1,536,720
        600 UTI Worldwide Inc                                             41,670
      1,500 Universal Technical Institute Inc*                            55,140
     31,000 Viad Corp                                                    833,900
      1,300 WPP Group PLC                                                 73,749
      1,100 Watson Wyatt & Co Holdings                                    29,920
                                                                     $31,759,745

TELEPHONE & TELECOMMUNICATIONS --- 2.32%
      4,400 American Tower Corp*                                          80,212
    151,300 Crown Castle International Corp*                           2,429,878
    137,300 Nextel Partners Inc*                                       3,015,108
     64,000 Telus Corp                                                 2,056,988
                                                                      $7,582,186

TEXTILES --- 0.02%
      1,000 Coach Inc*                                                    56,630
                                                                         $56,630

TRANSPORTATION --- 0.01%
      1,000 Landstar System Inc*                                          32,750
                                                                         $32,750

TOTAL COMMON STOCK --- 95.04%                                       $310,355,353
(Cost $241,106,269)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  3,000,000 Federal Home Loan Bank                                     2,999,330
                  2.708% April 4, 2005
 13,192,000 Federal Home Loan Bank                                    13,192,000
                  2.434% April 1, 2005

TOTAL SHORT-TERM INVESTMENTS --- 4.96%                               $16,191,330
(Cost $16,191,330)

TOTAL MAXIM T. ROWE PRICE MID-CAP GROWTH PORTFOLIO --- 100%         $326,546,683
(Cost $257,297,599)

Legend
* Non-income Producing Security
ADR - American Depository Receipt

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim T. Rowe Price MidCap Growth Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing rates. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At March 31, 2005, the U.S. Federal income tax cost basis was $262,629,671. The Maxim T. Rowe Price MidCap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $75,618,070 and gross depreciation of securities in which there was an excess of tax cost over value of $11,701,058, resulting in net appreciation of $63,917,012.

Maxim Series Fund, Inc.

Maxim Templeton (R) International Equity Portfolio
Schedule of Investments
March 31, 2005
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

INSURANCE RELATED --- 0.24%
    483,450 AXA                                                          732,416
            Convertible
            2.500% January 1, 2014

TOTAL BONDS --- 0.24%                                                   $732,416
(Cost $546,879)

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.83%
    778,940 BAE Systems PLC                                            3,819,850
     47,830 Embraer-Empresa Brasileira de Aeronautica SA
                  sponsored ADR                                        1,497,079
 34,244,460 Rolls-Royce Group PLC                                      3,164,302
                                                                      $8,481,231

AIRLINES --- 0.86%
    514,284 British Airways PLC*                                       2,570,594
                                                                      $2,570,594

AUTO PARTS & EQUIPMENT --- 0.93%
     42,530 Compagnie Generale des Etablissements Michelin Class B     2,795,161
                                                                      $2,795,161

AUTOMOBILES --- 0.70%
     44,100 Volkswagen AG                                              2,099,156
                                                                      $2,099,156

BROADCAST/MEDIA --- 2.08%
    346,050 British Sky Broadcasting Group PLC                         3,799,442
    200,370 Pearson PLC                                                2,444,183
                                                                      $6,243,625

CHEMICALS --- 3.79%
     71,720 Akzo Nobel NV                                              3,274,410
     37,130 BASF AG                                                    2,632,306
     68,200 Bayer AG                                                   2,251,732
     52,440 Lonza Group AG                                             3,209,404
                                                                     $11,367,852

COMPUTER HARDWARE & SYSTEMS --- 0.37%
    242,000 Compal Electronics Inc #                                   1,104,149
                                                                      $1,104,149

COMPUTER SOFTWARE & SERVICES --- 1.23%
    114,930 Check Point Software Technologies Ltd*                     2,498,578
     51,000 Satyam Computer Services Ltd                               1,191,360
                                                                      $3,689,938

ELECTRIC COMPANIES --- 1.97%
    167,980 Iberdrola SA                                               4,394,224
    162,600 National Grid Group PLC*                                   1,507,945
                                                                      $5,902,169

ELECTRONIC INSTRUMENT & EQUIP --- 7.88%
     51,310 Celestica Inc*                                               689,676
    549,000 Hitachi Ltd                                                3,409,811
    144,252 Koninklijke Philips Electronics NV                         3,973,601
     22,600 Mabuchi Motor Co Ltd                                       1,357,508
     29,540 Samsung Electronics #                                      7,296,380
    200,100 Smiths Industries PLC                                      3,219,857
     92,300 Sony Corp                                                  3,675,473
                                                                     $23,622,306

ENGINEERING & CONSTRUCTION --- 0.51%
    161,406 Hanson PLC                                                 1,536,259
                                                                      $1,536,259

FINANCIAL SERVICES --- 1.74%
    509,760 Nordea AB                                                  5,233,038
                                                                      $5,233,038

FOOD & BEVERAGES --- 4.18%
    418,632 Cadbury Schweppes PLC                                      4,196,842
     13,160 Nestle SA                                                  3,600,694
    478,860 Unilever PLC                                               4,737,291
                                                                     $12,534,827

FOREIGN BANKS --- 7.55%
    287,500 Banco Santander Central Hispano                            3,499,507
    316,220 DBS Bank Ltd                                               2,854,265
    153,661 HSBC Holdings PLC                                          2,442,988
     75,820 Kookmin Bank                                               3,385,363
    157,647 National Australia Bank Ltd                                3,451,644
     95,990 Royal Bank of Scotland Group PLC                           3,056,544
     46,990 UBS AG                                                     3,968,053
                                                                     $22,658,364

GOLD, METALS & MINING --- 1.63%
    687,640 Alumina Ltd                                                3,127,978
     66,610 Companhia Vale do Rio Doce ADR                             1,769,828
                                                                      $4,897,806

HEALTH CARE RELATED --- 1.14%
    234,470 Alliance Unichem PLC                                       3,425,087
                                                                      $3,425,087

HEAVY TRUCKS & PARTS --- 0.96%
     64,990 Volvo AB Class B                                           2,872,228
                                                                      $2,872,228

HOTELS/MOTELS --- 0.89%
     54,820 Accor SA (rights)                                          2,683,333
                                                                      $2,683,333

INSURANCE RELATED --- 7.13%
     79,250 ACE Ltd                                                    3,270,648
    452,537 AMP Ltd                                                    2,474,427
     71,809 AXA                                                        1,912,908
    132,660 ING Groep NV                                               4,006,816
    130,567 Riunione Adriatica di Sicurta SpA                          3,071,946
     37,000 Sompo Japan Insurance Inc                                    386,114
     50,600 Swiss Re                                                   3,623,502
     36,440 XL Capital Ltd Class A                                     2,637,163
                                                                     $21,383,524

INVESTMENT BANK/BROKERAGE FIRM --- 1.03%
    220,100 Nomura Securities Co Ltd                                   3,078,896
    932,000 Peregrine Investments Holdings Ltd @*                              0
                                                                      $3,078,896

MANUFACTURING --- 2.84%
     66,500 Atlas Copco AB Class A                                     3,183,506
    125,817 Billiton PLC                                               1,691,683
    252,986 Vestas Wind Systems A/S*                                   3,653,513
                                                                      $8,528,702

MEDICAL PRODUCTS --- 1.04%
    273,590 Shire Pharmaceuticals Group PLC                            3,117,614
                                                                      $3,117,614

MISCELLANEOUS --- 2.41%
     57,418 E.ON AG                                                    4,926,562
    272,255 Hutchison Whampoa Ltd                                      2,312,585
                                                                      $7,239,147

OFFICE EQUIPMENT & SUPPLIES --- 0.38%
     30,500 Seiko Epson Corp                                           1,132,053
                                                                      $1,132,053

OIL & GAS --- 7.11%
    360,750 BP Amoco PLC                                               3,742,687
    152,490 Eni SpA                                                    3,959,367
     55,950 IHC Caland NV                                              3,553,855
    148,060 Repsol YPF SA                                              3,919,196
    426,830 Shell Transport & Trading Co PLC                           3,835,396
      9,952 Total Fina Elf                                             2,328,579
                                                                     $21,339,080

PAPER & FOREST PRODUCTS --- 3.51%
  1,830,600 Carter Holt Harvey Ltd                                     2,566,055
    304,640 Stora Enso OYJ Class R                                     4,276,799
    166,200 UPM-Kymmene OYJ                                            3,684,093
                                                                     $10,526,947

PHARMACEUTICALS --- 4.21%
    197,070 Glaxosmithkline PLC                                        4,521,099
     61,710 Sanofi-Aventis                                             5,203,629
     60,600 Takeda Chemical Industries Ltd                             2,887,867
                                                                     $12,612,595

POLLUTION CONTROL --- 1.08%
  1,056,650 Rentokil Initial PLC                                       3,234,826
                                                                      $3,234,826

PRINTING & PUBLISHING --- 1.19%
    236,600 Reed Elsevier NV                                           3,566,957
                                                                      $3,566,957

RAILROADS --- 0.88%
        494 East Japan Railway Co                                      2,653,586
                                                                      $2,653,586

REAL ESTATE --- 1.26%
    426,000 Cheung Kong Holdings Ltd                                   3,782,382
                                                                      $3,782,382

RETAIL --- 1.03%
    262,900 Boots Group PLC*                                           3,097,646
                                                                      $3,097,646

SPECIALIZED SERVICES --- 4.17%
    993,720 Compass Group PLC                                          4,535,090
     50,300 ISS A/S                                                    4,087,154
    243,750 Securitas AB                                               3,895,367
                                                                     $12,517,611

TELEPHONE & TELECOMMUNICATIONS --- 10.78%
    125,540 BCE Inc                                                    3,139,278
    117,600 Chunghwa Telecom Co Ltd                                    2,491,944
        455 KDDI                                                       2,253,147
    104,950 KT Corp sponsored ADR                                      2,236,484
        983 Nippon Telegraph & Telephone Corp                          4,299,422
    294,980 Portugal Telecom SGPS SA                                   3,456,722
    101,860 SK Telecom Co Ltd                                          2,008,679
     67,085 Telefonica SA                                              3,486,407
     78,000 Telefonos de Mexico SA de CV                               2,693,340
    364,010 Telenor A/S                                                3,274,375
  1,122,710 Vodafone AirTouch PLC                                      2,986,213
                                                                     $32,326,011

TOYS --- 1.23%
     33,700 Nintendo Co Ltd                                            3,677,049
                                                                      $3,677,049

TRANSPORTATION --- 1.40%
    171,630 Deutsche Post AG                                           4,189,353
                                                                      $4,189,353

WATER --- 0.84%
     93,540 Suez SA                                                    2,517,261
                                                                      $2,517,261

TOTAL COMMON STOCK --- 94.77%                                       $284,238,363
(Cost $223,159,438)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

    750,000 Fannie Mae                                                   749,783
                  2.637% April 5, 2005
 14,212,000 Federal Home Loan Bank                                    14,212,000
                  2.434% April 1, 2005

TOTAL SHORT-TERM INVESTMENTS --- 4.99%                               $14,961,783
(Cost $14,961,783)

TOTAL MAXIM TEMPLETON (R) INTERNATIONAL EQUITY PORTFOLIO --- 100%   $299,932,562
(Cost $238,668,100)

Legend
* Non-income Producing Security
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. Aggregate cost, fair value and percent of net assets of these restricted securities held at March 31, 2005 were $5,130,864, $8,400,529, and 2.78%, respectively.
@ Security has no market value at March 31, 2005.
ADR - American Depository Receipt

Currency Abbreviations
EUR - Euro Dollars

Maxim Templeton(R) International Equity Portfolio
March 31, 2005
UNAUDITED

                                                                     % of Portfolio
         Country                           Value ($)                   Investments
--------------------------    -----------------------------------   ------------------
Australia                      $           9,054,049                            3.02%
Bermuda                                    5,907,811                            1.97%
Brazil                                     3,266,907                            1.09%
Canada                                     3,828,954                            1.28%
Denmark                                    7,740,667                            2.58%
Finland                                    7,960,892                            2.65%
France                                    18,173,287                            6.06%
Germany                                   16,099,109                            5.37%
Hong Kong                                  8,537,955                            2.85%
India                                      1,191,360                            0.40%
Israel                                     2,498,578                            0.83%
Italy                                      7,031,313                            2.34%
Japan                                     28,810,926                            9.61%
Korea                                     14,926,906                            4.98%
Mexico                                     2,693,340                            0.90%
Netherlands                               18,375,639                            6.13%
New Zealand                                2,566,055                            0.86%
Norway                                     3,274,375                            1.09%
Portugal                                   3,456,722                            1.15%
Singapore                                  2,854,265                            0.95%
Spain                                     15,299,334                            5.10%
Sweden                                    15,184,139                            5.06%
Switzerland                               14,401,653                            4.80%
Taiwan                                     3,596,093                            1.20%
United Kingdom                            68,240,450                           22.74%
United States                             14,961,783                            4.99%
                              -----------------------------------   ------------------
                               $         299,932,562                          100.00%
                              ===================================   ==================


Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim Templeton(R) International Equity Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing rates. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

The Maxim Templeton(R) International Equity Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Maxim Templeton(R) International Equity Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At March 31, 2005, the U.S. Federal income tax cost basis was $238,677,928. The Maxim Templeton(R) International Equity Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $66,210,838 and gross depreciation of securities in which there was an excess of tax cost over value of $4,956,204, resulting in net appreciation of $61,254,634.


Maxim Series Fund, Inc.

Maxim U.S. Government Mortgage Securities Portfolio
Schedule of Investments
March 31, 2005
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AGENCY --- 77.63%
  1,017,733 Fannie Mae                                                 1,078,472
            7.000% January 1, 2032
  2,059,918 Fannie Mae                                                 2,106,096
            6.000% August 1, 2033
    835,485 Fannie Mae                                                   874,648
            6.500% February 1, 2017
  1,972,855 Fannie Mae                                                 2,020,019
            6.000% February 1, 2035
  2,401,947 Fannie Mae                                                 2,505,531
            6.500% December 1, 2031
  1,610,195 Fannie Mae                                                 1,610,698
            5.000% August 1, 2018
  1,503,215 Fannie Mae                                                 1,503,684
            5.000% May 1, 2018
    599,104 Fannie Mae                                                   614,381
            6.000% February 1, 2029
  2,160,448 Fannie Mae                                                 2,166,862
            5.500% June 1, 2034
    802,356 Fannie Mae                                                   850,246
            7.000% February 1, 2031
    139,536 Fannie Mae                                                   155,464
            9.500% September 1, 2020
    837,793 Fannie Mae                                                   856,574
            6.000% January 1, 2033
  4,958,271 Fannie Mae                                                 4,861,587
            5.000% August 1, 2033
  2,206,879 Fannie Mae                                                 2,252,396
            5.500% April 1, 2018
  3,838,088 Fannie Mae                                                 3,850,796
            5.500% September 1, 2033
     19,716 Fannie Mae                                                    21,869
            9.500% March 1, 2020
     82,566 Fannie Mae                                                    90,100
            8.500% August 1, 2024
    475,290 Fannie Mae                                                   491,270
            6.000% June 1, 2013
     20,070 Fannie Mae                                                    21,763
            7.500% November 1, 2024
    122,135 Fannie Mae                                                   132,443
            8.500% April 1, 2025
     84,421 Fannie Mae                                                    92,331
            8.500% August 1, 2021
    709,512 Fannie Mae                                                   733,368
            6.000% May 1, 2013
  1,620,961 Fannie Mae                                                 1,665,537
            6.000% September 1, 2032
    214,372 Fannie Mae                                                   230,332
            7.500% September 1, 2031
  1,984,056 Fannie Mae                                                 1,988,293
            5.500% December 1, 2034
  1,759,560 Fannie Mae                                                 1,798,820
            6.000% February 1, 2032
    798,338 Fannie Mae                                                   832,766
            6.500% April 1, 2032
  1,880,327 Fannie Mae                                                 1,845,164
            5.000% May 1, 2033
  3,062,110 Fannie Mae                                                 3,072,249
            5.500% July 1, 2033
  2,965,572 Fannie Mae                                                 2,903,943
            5.000% December 1, 2034
  2,750,421 Fannie Mae                                                 2,693,264
            5.000% May 1, 2034
  1,981,522 Fannie Mae                                                 1,941,582
            5.500% January 1, 2035
  6,035,443 Fannie Mae                                                 6,201,417
            6.000% May 1, 2033
  1,462,521 Fannie Mae                                                 1,525,593
            6.500% February 1, 2032
  2,712,451 Fannie Mae                                                 2,654,369
            4.500% May 1, 2019
    391,780 Fannie Mae                                                   409,385
            6.500% July 1, 2014
  5,653,837 Fannie Mae                                                 5,672,558
            5.500% July 1, 2033
  2,478,362 Fannie Mae                                                 2,540,321
            6.000% May 1, 2033
  3,154,512 Fannie Mae                                                 3,164,370
            5.500% February 1, 2034
  6,526,049 Fannie Mae                                                 6,528,088
            5.000% August 1, 2018
  3,718,950 Fannie Mae                                                 3,793,329
            5.500% April 1, 2018
  1,976,409 Fannie Mae                                                 2,043,730
            6.000% March 1, 2017
  1,181,812 Fannie Mae                                                 1,252,351
            7.000% December 1, 2031
  1,284,692 Fannie Mae                                                 1,288,305
            5.500% December 1, 2033
  2,085,601 Fannie Mae                                                 2,142,955
            6.000% May 1, 2033
    366,604 Fannie Mae                                                   382,821
            6.500% February 1, 2019
  1,839,775 Fannie Mae                                                 1,840,350
            5.000% May 1, 2018
  3,950,888 Fannie Mae                                                 4,121,270
            6.500% January 1, 2032
    233,530 Fannie Mae                                                   254,759
            8.500% November 1, 2026
  1,807,796 Fannie Mae                                                 1,848,321
            6.000% April 1, 2033
  1,979,700 Fannie Mae                                                 1,981,491
            5.048% September 1, 2034
    475,489 Fannie Mae                                                   501,938
            7.000% April 1, 2017
  4,378,705 Fannie Mae                                                 4,392,389
            5.500% November 1, 2033
  1,530,892 Fannie Mae                                                 1,572,991
            6.000% September 1, 2033
  3,093,199 Fannie Mae                                                 3,094,166
            5.000% May 1, 2018
  1,381,434 Fannie Mae                                                 1,441,009
            6.500% February 1, 2032
  1,976,958 Fannie Mae                                                 2,069,628
            6.500% February 1, 2017
    522,417 Fannie Mae                                                   553,599
            7.000% September 1, 2031
  1,806,072 Fannie Mae                                                 1,846,532
            6.000% September 1, 2034
  1,774,645 Fannie Mae                                                 1,780,190
            5.500% April 1, 2033
  6,000,000 Federal Home Loan Bank ** ^^                               6,181,908
            5.250% June 18, 2014
  1,000,000 Federal Home Loan Bank ** ^^                                 991,680
            4.500% November 15, 2012
  2,844,717 Freddie Mac                                                2,857,333
            5.500% May 1, 2033
     23,539 Freddie Mac                                                   25,637
            9.500% September 1, 2020
  1,530,624 Freddie Mac                                                1,517,767
            5.000% April 1, 2023
  2,514,465 Freddie Mac                                                2,578,898
            6.000% December 1, 2032
  2,180,375 Freddie Mac                                                2,187,870
            5.500% September 1, 2033
  3,439,242 Freddie Mac                                                3,454,495
            5.500% August 1, 2033
  1,673,097 Freddie Mac                                                1,680,517
            5.500% January 1, 2034
    530,088 Freddie Mac                                                  541,518
            5.500% March 1, 2017
  2,738,148 Freddie Mac                                                2,683,261
            4.500% April 1, 2019
    705,368 Freddie Mac                                                  759,814
            7.500% March 1, 2032
  1,834,806 Freddie Mac                                                1,799,909
            4.500% April 1, 2018
    136,145 Freddie Mac                                                  150,899
            11.000% June 1, 2020
  1,536,513 Freddie Mac                                                1,507,290
            4.500% May 1, 2018
  1,250,539 Freddie Mac                                                1,267,101
            5.000% July 1, 2009
    983,836 Freddie Mac                                                1,016,426
            6.000% April 1, 2017
  1,288,752 Freddie Mac                                                1,264,542
            5.000% August 1, 2033
  1,900,409 Freddie Mac                                                1,860,632
            5.000% June 1, 2034
     40,606 Freddie Mac                                                   45,139
            9.500% June 1, 2020
  1,710,644 Freddie Mac                                                1,716,524
            5.500% November 1, 2033
    135,943 Freddie Mac                                                  149,866
            9.000% December 1, 2014
    243,420 Freddie Mac                                                  247,289
            6.000% February 1, 2009
  5,365,811 Freddie Mac                                                5,258,252
            4.500% March 1, 2019
  1,307,331 Freddie Mac                                                1,363,710
            6.500% January 1, 2032
  3,684,888 Freddie Mac                                                3,701,231
            5.500% August 1, 2033
  1,888,951 Freddie Mac                                                1,849,696
            5.000% June 1, 2034
    991,101 Freddie Mac                                                  942,542
            4.500% August 1, 2033
  1,917,885 Freddie Mac                                                1,878,029
            5.000% June 1, 2034
     10,327 Freddie Mac                                                   10,486
            10.000% January 1, 2006
    142,232 Freddie Mac                                                  159,051
            9.500% April 1, 2025
      7,579 Freddie Mac                                                    7,579
            10.500% October 1, 2005
  1,905,074 Freddie Mac                                                1,911,623
            5.500% November 1, 2033
    941,849 Freddie Mac                                                  922,276
            5.000% July 1, 2034
  3,800,057 Freddie Mac                                                3,812,460
            5.500% October 1, 2034
  1,708,751 Freddie Mac                                                1,716,329
            5.500% December 1, 2033
    971,695 Freddie Mac                                                1,027,264
            7.000% September 1, 2032
  3,027,611 Freddie Mac                                                3,041,039
            5.500% August 1, 2033
    126,388 Freddie Mac                                                  140,185
            11.000% August 1, 2020
  2,363,610 Freddie Mac                                                2,342,559
            5.000% July 1, 2034
  2,143,597 Freddie Mac                                                2,186,468
            5.500% April 1, 2019
    397,346 Ginnie Mae                                                   428,863
            8.000% March 15, 2025
  9,573,271 Ginnie Mae                                                 9,460,526
            5.000% June 15, 2033
    112,206 Ginnie Mae                                                   121,371
            8.000% May 15, 2017
     75,615 Ginnie Mae                                                    81,578
            8.000% June 15, 2025
    325,869 Ginnie Mae                                                   345,740
            7.000% November 15, 2026
    239,964 Ginnie Mae                                                   247,257
            6.000% May 15, 2028
    367,902 Ginnie Mae                                                   390,733
            7.000% January 15, 2024
    169,817 Ginnie Mae                                                   174,978
            6.000% May 15, 2028
      6,551 Ginnie Mae II                                                  7,115
            8.500% May 20, 2026
      4,981 Ginnie Mae II                                                  5,409
            8.500% June 20, 2026
     11,652 Ginnie Mae II                                                 12,654
            8.500% July 20, 2026
     43,427 Ginnie Mae II                                                 47,162
            8.500% December 20, 2026
  2,677,586 Ginnie Mae II                                              2,639,342
            5.000% February 20, 2034
  1,955,367 Ginnie Mae II                                              1,972,467
            5.500% November 20, 2034
     10,827 Ginnie Mae II                                                 11,758
            8.500% January 20, 2026
      3,676 Ginnie Mae II                                                  4,038
            8.500% December 20, 2025
      9,457 Ginnie Mae II                                                 10,158
            8.000% August 20, 2025
     28,994 Ginnie Mae II                                                 31,154
            8.000% November 20, 2023
                                                                    $199,510,170

AGENCY MORTGAGE BACKED --- 8.25%
    149,930 Fannie Mae                                                   150,838
            Series 1993-15 Class H
            7.000% December 25, 2007
  2,000,000 Freddie Mac                                                2,001,491
            Series 2843 Class VB
            5.500% August 15, 2023
    875,401 Freddie Mac                                                  877,667
            Series 2102 Class VB
            6.000% August 15, 2013
  2,822,923 US Department of Veterans Affairs                          2,873,760
            Series 1993-3 Class 1
            5.846% September 15, 2023
  9,000,000 US Department of Veterans Affairs                          9,041,836
            Series 2003-2 Class D
            5.000% November 15, 2023
  2,500,000 US Department of Veterans Affairs                          2,551,855
            Series 2003-1 Class E
            5.750% April 15, 2027
  1,000,000 US Department of Veterans Affairs                          1,017,148
            Series 1993-3 Class 2K
            6.250% November 15, 2012
    641,982 US Department of Veterans Affairs                            662,244
            Series 2002-1 Class 1A
            6.000% October 15, 2031
    358,335 US Department of Veterans Affairs                            361,345
            Series 1998-1 Class 2D
            7.000% July 15, 2025
  1,167,097 US Department of Veterans Affairs                          1,166,571
            Series 2003-2 Class B
            5.000% February 15, 2019
    514,326 US Department of Veterans Affairs                            521,921
            Series 2001-1 Class 2E
            7.000% January 15, 2028
                                                                     $21,226,676

COMMERCIAL MORTGAGE BACKED --- 1.50%
  2,369,243 JP Morgan Chase Commercial Mortgage Securities Co         2,347,970
            Series 2004-C2 Class A1
            4.278% May 15, 2041
  1,545,848 LB-UBS Commercial Mortgage Trust                           1,502,615
            Series 2003-C1 Class A1
            2.720% March 15, 2027
                                                                      $3,850,585

FOREIGN GOVERNMENTS --- 1.84%
  5,000,000 Government of Italy                                        4,724,765
            Senior Notes
            2.500% July 15, 2008
                                                                      $4,724,765

U.S. GOVERNMENTS --- 8.2%
  2,000,000 United States of America ^^                                1,938,360
            3.375% September 15, 2009
  1,000,000 United States of America ^^                                1,051,680
            5.250% November 15, 2028
 15,000,000 United States of America ^^                               14,411,715
            4.000% February 15, 2015
  1,500,000 United States of America ^^                                1,479,200
            4.250% August 15, 2013
  2,000,000 United States of America ^^                                2,106,016
            5.250% February 15, 2029
                                                                     $20,986,971

WHOLE LOAN --- 1.8%
  4,696,598 ABN AMRO Mortgage Corp                                     4,702,956
            Series 2003-13 Class A2
            5.500% February 25, 2018
                                                                      $4,702,956

TOTAL BONDS --- 99.22%                                              $255,002,123
(Cost $257,435,079)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  2,000,000 Fannie Mae                                                 1,998,198
                  2.743% April 13, 2005

TOTAL SHORT-TERM INVESTMENTS --- 0.78%                                $1,998,198
(Cost $1,998,198)

TOTAL MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO --- 100% $257,000,321 (Cost $259,433,277)

Legend
** Security is an agency note with maturity date and interest rate indicated. ^^ A portion or all of the security is on loan at March 31, 2005.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At March 31, 2005, the U.S. Federal income tax cost basis was $259,344,626. The Maxim U.S. Government Mortgage Securities Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,131,129 and gross depreciation of securities in which there was an excess of tax cost over value of $3,475,434, resulting in net depreciation of $2,344,305.

Maxim Series Fund, Inc.

Maxim U.S. Government Securities Portfolio
Schedule of Investments
March 31, 2005
UNAUDITED

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AGENCY --- 77.83%
    637,818 Fannie Mae                                                   653,763
            6.000% March 1, 2033
    725,437 Fannie Mae                                                   745,386
            6.000% June 1, 2033
    942,714 Fannie Mae                                                   943,567
            5.048% September 1, 2034
    852,070 Fannie Mae                                                   833,697
            5.000% September 1, 2033
    303,061 Fannie Mae                                                   317,267
            6.500% February 1, 2017
  1,185,341 Fannie Mae                                                 1,187,873
            5.500% April 1, 2034
    532,845 Fannie Mae                                                   555,824
            6.500% January 1, 2032
  1,362,647 Fannie Mae                                                 1,367,159
            5.500% July 1, 2033
  1,230,214 Fannie Mae                                                 1,272,119
            6.000% November 1, 2017
    248,770 Fannie Mae                                                   263,619
            7.000% September 1, 2031
     63,069 Fannie Mae                                                    68,882
            8.950% December 1, 2016
     46,022 Fannie Mae                                                    47,720
            8.500% July 1, 2022
    164,453 Fannie Mae                                                   178,332
            8.500% April 1, 2025
    471,178 Fannie Mae                                                   480,640
            5.500% January 1, 2018
    774,206 Fannie Mae                                                   791,481
            6.000% February 1, 2032
  3,667,228 Fannie Mae                                                 3,591,018
            5.000% May 1, 2034
    627,928 Fannie Mae                                                   627,928
            5.000% June 1, 2018
    778,794 Fannie Mae                                                   812,380
            6.500% December 1, 2031
    810,168 Fannie Mae                                                   812,573
            5.500% June 1, 2034
     87,217 Fannie Mae                                                    97,173
            9.500% September 1, 2020
  1,450,233 Fannie Mae                                                 1,450,686
            5.000% August 1, 2018
    535,211 Fannie Mae                                                   548,591
            6.000% October 1, 2032
    494,584 Fannie Mae                                                   524,104
            7.000% December 1, 2031
  2,244,587 Fannie Mae                                                 2,341,385
            6.500% January 1, 2032
  1,221,728 Fannie Mae                                                 1,222,110
            5.000% May 1, 2018
  2,600,000 Federal Home Loan Bank ** ^^                               2,678,827
            5.250% June 18, 2014
     50,884 Freddie Mac                                                   52,303
            6.000% May 1, 2009
    859,168 Freddie Mac                                                  843,028
            5.000% August 1, 2033
      2,246 Freddie Mac                                                    2,309
            6.000% April 1, 2009
     11,843 Freddie Mac                                                   12,173
            6.000% April 1, 2009
     22,684 Freddie Mac                                                   23,316
            6.000% April 1, 2009
     15,205 Freddie Mac                                                   15,629
            6.000% May 1, 2009
     53,703 Freddie Mac                                                   56,181
            6.500% September 1, 2012
    197,741 Freddie Mac                                                  219,328
            11.000% July 1, 2020
     67,790 Freddie Mac                                                   69,680
            6.000% March 1, 2009
     30,962 Freddie Mac                                                   34,623
            9.500% April 1, 2025
  1,438,414 Freddie Mac                                                1,408,522
            5.000% June 1, 2034
    530,088 Freddie Mac                                                  541,518
            5.500% March 1, 2017
    832,595 Freddie Mac                                                  797,470
            4.000% June 1, 2018
    768,257 Freddie Mac                                                  753,645
            4.500% May 1, 2018
  1,000,760 Freddie Mac                                                1,059,867
            7.000% June 1, 2031
    830,799 Freddie Mac                                                  869,066
            6.500% February 1, 2017
    673,366 Freddie Mac                                                  702,405
            6.500% February 1, 2032
  1,316,681 Freddie Mac                                                1,319,333
            5.000% December 1, 2017
    950,014 Freddie Mac                                                  953,115
            5.500% October 1, 2034
    323,898 Freddie Mac                                                  342,421
            7.000% September 1, 2032
  1,211,045 Freddie Mac                                                1,216,416
            5.500% August 1, 2033
    702,388 Freddie Mac                                                  720,386
            6.000% December 1, 2032
    833,692 Freddie Mac                                                  844,734
            5.000% July 1, 2009
    846,975 Freddie Mac                                                  849,886
            5.500% October 1, 2033
     36,224 Freddie Mac                                                   37,234
            6.000% July 1, 2009
    855,322 Freddie Mac                                                  858,262
            5.500% November 1, 2033
     53,923 Freddie Mac                                                   57,948
            10.250% October 1, 2010
     43,979 Freddie Mac                                                   45,205
            6.000% April 1, 2009
      8,211 Freddie Mac                                                    8,403
            6.000% October 1, 2008
  1,469,432 Freddie Mac                                                1,475,949
            5.500% June 1, 2033
    473,842 Freddie Mac                                                  475,471
            5.500% July 1, 2034
  1,434,009 Freddie Mac                                                1,406,735
            4.500% March 1, 2018
    979,421 Freddie Mac                                                  959,789
            4.500% December 1, 2019
  1,422,358 Freddie Mac                                                1,428,667
            5.500% May 1, 2033
      9,057 Freddie Mac                                                    9,268
            6.000% January 1, 2009
        644 Freddie Mac                                                      647
            10.000% July 1, 2005
        186 Freddie Mac                                                      187
            10.000% July 1, 2005
    145,598 Freddie Mac                                                  148,996
            6.000% September 1, 2009
    771,453 Freddie Mac                                                  791,463
            6.000% April 1, 2033
    872,150 Freddie Mac                                                  875,148
            5.500% September 1, 2033
     28,513 Ginnie Mae                                                    30,654
            7.500% April 15, 2026
    204,206 Ginnie Mae                                                   220,510
            7.500% December 15, 2024
    170,172 Ginnie Mae                                                   180,111
            7.500% October 15, 2013
    394,929 Ginnie Mae                                                   398,877
            5.500% January 15, 2034
  1,126,488 Ginnie Mae                                                 1,140,937
            5.500% July 15, 2033
     72,017 Ginnie Mae                                                    78,804
            9.000% July 15, 2018
    373,094 Ginnie Mae                                                   395,635
            7.000% February 15, 2026
    170,565 Ginnie Mae                                                   180,342
            7.000% September 15, 2031
     14,044 Ginnie Mae II                                                 15,522
            9.500% May 20, 2022
    977,683 Ginnie Mae II                                                986,234
            5.500% November 20, 2034
    498,658 Ginnie Mae II                                                503,043
            5.500% February 20, 2035
  2,799,831 Ginnie Mae II                                              2,761,594
            5.000% October 20, 2033
     52,160 Ginnie Mae II                                                 55,787
            7.500% December 20, 2028
     72,472 Ginnie Mae II                                                 77,512
            7.500% October 20, 2028
                                                                     $53,726,392

AGENCY MORTGAGE BACKED --- 7.47%
    437,700 Freddie Mac                                                  438,833
            Series 2102 Class VB
            6.000% August 15, 2013
  2,000,000 US Department of Veterans Affairs                          2,009,297
            Series 2003-2 Class D
            5.000% November 15, 2023
  1,000,000 US Department of Veterans Affairs                          1,025,234
            Series 2003-1 Class G
            5.750% March 15, 2030
  1,000,000 US Department of Veterans Affairs                          1,017,148
            Series 1993-3 Class 2K
            6.250% November 15, 2012
    641,982 US Department of Veterans Affairs                            662,244
            Series 2002-1 Class 1A
            6.000% October 15, 2031
                                                                      $5,152,756

COMMERCIAL MORTGAGE BACKED --- 3.40%
  2,369,243 JP Morgan Chase Commercial Mortgage Securities Co          2,347,970
            Series 2004-C2 Class A1
            4.278% May 15, 2041
                                                                      $2,347,970

U.S. GOVERNMENTS --- 8.55%
  2,000,000 United States of America ^^                                1,921,562
            4.000% February 15, 2015
  1,000,000 United States of America ^^                                1,053,007
            5.250% February 15, 2029
  2,000,000 United States of America ^^                                1,961,250
            4.250% August 15, 2014
  1,000,000 United States of America ^^                                  968,203
            3.375% October 15, 2009
                                                                      $5,904,022

TOTAL BONDS --- 97.25%                                               $67,131,140
(Cost $67,284,103)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  1,900,000 Merrill Lynch & Co Inc +                                   1,900,000
                  (Proceeds $1,900,148)
                  2.800% April 1, 2005

TOTAL SHORT-TERM INVESTMENTS --- 2.75%                                $1,900,000
(Cost $1,900,000)

TOTAL MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO --- 100%            $69,031,140
(Cost $69,184,103)

Legend
** Security is an agency note with maturity date and interest rate indicated. + The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of March 31, 2005. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
^^ A portion or all of the security is on loan at March 31, 2005.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At March 31, 2005, the U.S. Federal income tax cost basis was $69,153,544. The Maxim U.S. Government Securities Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $626,019 and gross depreciation of securities in which there was an excess of tax cost over value of $748,423, resulting in net depreciation of $122,404.

Maxim Series Fund, Inc.

Maxim Value Index Portfolio
Schedule of Investments
March 31, 2005
UNAUDITED

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 1.78%
      1,129 General Dynamics Corp                                        120,859
        665 Goodrich Corp                                                 25,463
      4,792 Honeywell International Inc                                  178,310
        700 L-3 Communications Holdings Inc                               49,714
      2,026 Northrop Grumman Corp                                        109,363
      2,530 Raytheon Co                                                   97,911
                                                                        $581,620

AGRICULTURE --- 0.57%
      3,457 Archer-Daniels-Midland Co                                     84,973
      1,553 Monsanto Co                                                  100,169
                                                                        $185,142

AIR FREIGHT --- 0.55%
      1,764 FedEx Corp                                                   165,728
        362 Ryder System Inc                                              15,095
                                                                        $180,823

AIRLINES --- 0.18%
      4,096 Southwest Airlines Co                                         58,327
                                                                         $58,327

AUTO PARTS & EQUIPMENT --- 0.28%
        343 Cooper Tire & Rubber Co                                        6,297
        781 Dana Corp                                                      9,989
      3,100 Delphi Corp                                                   13,888
      1,058 Johnson Controls Inc                                          58,994
        677 Visteon Corp                                                   3,866
                                                                         $93,034

AUTOMOBILES --- 0.64%
     10,345 Ford Motor Co                                                117,209
      3,172 General Motors Corp                                           93,225
                                                                        $210,434

BANKS --- 10.90%
      2,024 AmSouth Bancorp                                               52,523
      3,098 BB&T Corp                                                    121,070
     22,994 Bank of America Corp (1)                                   1,014,035
      1,008 Comerica Inc                                                  55,521
        700 Compass Bancshares Inc                                        31,780
      3,000 Fifth Third Bancorp                                          128,940
        741 First Horizon National Corp                                   30,225
      1,289 Huntington Bancshares Inc                                     30,807
      2,267 KeyCorp                                                       73,564
        600 M&T Bank Corp                                                 61,236
      1,221 Marshall & Ilsley Corp                                        50,977
      3,356 National City Corp                                           112,426
      2,600 North Fork Bancorp Inc                                        72,124
      1,610 PNC Financial Services Group                                  82,883
      2,646 Regions Financial Corp                                        85,730
      1,960 SunTrust Banks Inc                                           141,257
      1,700 Synovus Financial Corp                                        47,362
     10,462 US Bancorp                                                   301,096
      9,047 Wachovia Corp (1)                                            460,583
      9,602 Wells Fargo & Co (1)                                         574,200
        512 Zions Bancorp                                                 35,338
                                                                      $3,563,677

BIOTECHNOLOGY --- 0.35%
      1,050 Applera Corp - Applied Biosystems Group                       20,727
      1,900 Biogen Idec Inc*                                              65,569
        800 Chiron Corp*                                                  28,048
                                                                        $114,344

BROADCAST/MEDIA --- 1.74%
      2,959 Clear Channel Communications Inc                             101,997
     12,553 Comcast Corp*                                                424,040
      1,600 Univision Communications Inc Class A*                         44,304
                                                                        $570,341

BUILDING MATERIALS --- 0.38%
      2,560 Masco Corp                                                    88,755
        596 Vulcan Materials Co                                           33,871
                                                                        $122,626

CHEMICALS --- 0.82%
      1,346 Air Products & Chemicals Inc                                  85,188
        493 Eastman Chemical Co                                           29,087
        644 Engelhard Corp                                                19,339
        285 Great Lakes Chemical Corp                                      9,154
      1,015 PPG Industries Inc                                            72,593
      1,083 Rohm & Haas Co                                                51,984
                                                                        $267,345

COMMUNICATIONS - EQUIPMENT --- 0.97%
      4,572 ADC Telecommunications Inc*                                    9,098
        847 Andrew Corp*                                                   9,918
      3,227 CIENA Corp*                                                    5,550
      1,124 Comverse Technology Inc*                                      28,347
      8,198 JDS Uniphase Corp*                                            13,691
     13,885 Motorola Inc                                                 207,858
        827 Scientific-Atlanta Inc                                        23,338
      2,624 Tellabs Inc*                                                  19,155
                                                                        $316,955

COMPUTER HARDWARE & SYSTEMS --- 1.95%
     13,600 EMC Corp*                                                    167,552
     16,401 Hewlett-Packard Co                                           359,838
      1,012 NCR Corp*                                                     34,145
     19,114 Sun Microsystems Inc*                                         77,221
                                                                        $638,756

COMPUTER SOFTWARE & SERVICES --- 1.25%
        700 Affiliated Computer Services Inc Class A*                     37,268
      1,201 BMC Software Inc*                                             18,015
      1,100 Computer Sciences Corp*                                       50,435
      2,170 Compuware Corp*                                               15,624
        780 Convergys Corp*                                               11,645
      2,927 Electronic Data Systems Corp                                  60,501
      1,050 Fiserv Inc*                                                   41,790
      2,100 Novell Inc*                                                   12,516
        682 Sabre Holdings Corp                                           14,922
      2,903 Siebel Systems Inc*                                           26,504
      1,552 SunGard Data Systems Inc*                                     53,544
      1,900 Unisys Corp*                                                  13,414
      2,300 VERITAS Software Corp*                                        53,406
                                                                        $409,584

CONGLOMERATES --- 1.37%
        825 Textron Inc                                                   61,562
     11,417 Tyco International Ltd                                       385,895
                                                                        $447,457

CONTAINERS --- 0.13%
        612 Bemis Co Inc                                                  19,045
        320 Temple-Inland Inc                                             23,216
                                                                         $42,261

COSMETICS & PERSONAL CARE --- 0.08%
        522 Alberto-Culver Co Class B                                     24,983
                                                                         $24,983

DISTRIBUTORS --- 0.23%
      1,006 Genuine Parts Co                                              43,751
        503 WW Grainger Inc                                               31,322
                                                                         $75,073

ELECTRIC COMPANIES --- 3.61%
        738 Allegheny Energy Inc*                                         15,247
      1,146 Ameren Corp                                                   56,165
      2,172 American Electric Power Co Inc                                73,978
      1,123 Cinergy Corp                                                  45,504
      1,402 Consolidated Edison Inc                                       59,136
        979 DTE Energy Co                                                 44,525
      1,835 Edison International                                          63,711
      1,254 Entergy Corp                                                  88,608
      3,812 Exelon Corp                                                  174,933
      2,200 FPL Group Inc                                                 88,330
      1,849 FirstEnergy Corp                                              77,566
      2,027 PG&E Corp                                                     69,121
      1,039 PPL Corp                                                      56,096
        472 Pinnacle West Capital Corp                                    20,065
      1,367 Progress Energy Inc                                           57,346
      4,229 Southern Co                                                  134,609
      1,113 TECO Energy Inc                                               17,452
      2,206 Xcel Energy Inc                                               37,899
                                                                      $1,180,291

ELECTRONIC INSTRUMENT & EQUIP --- 0.66%
      2,400 Agilent Technologies Inc*                                     53,280
        967 American Power Conversion Corp                                25,248
        521 Cooper Industries Inc                                         37,262
      1,003 Jabil Circuit Inc*                                            28,606
        926 Molex Inc                                                     24,409
      2,934 Sanmina - SCI Corp*                                           15,315
      5,500 Solectron Corp*                                               19,085
        508 Tektronix Inc                                                 12,461
                                                                        $215,666

ELECTRONICS - SEMICONDUCTOR --- 2.07%
      2,221 Advanced Micro Devices Inc*                                   35,803
      9,400 Applied Materials Inc                                        152,750
      1,705 Applied Micro Circuits Corp*                                   5,609
      2,211 Freescale Semiconductor Inc*                                  38,140
      1,100 KLA-Tencor Corp                                               50,611
      2,144 LSI Logic Corp*                                               11,985
      3,395 Micron Technology Inc*                                        35,104
        900 NVIDIA Corp*                                                  21,384
      2,000 National Semiconductor Corp                                   41,220
        762 Novellus Systems Inc                                          20,368
      1,100 Teradyne Inc*                                                 16,060
      9,700 Texas Instruments Inc                                        247,253
                                                                        $676,287

FINANCIAL SERVICES --- 10.98%
      4,407 Bank of New York Co Inc                                      128,023
      1,200 CIT Group Inc                                                 45,600
     29,683 Citigroup Inc (1)                                          1,333,954
      3,290 Countrywide Credit Industries Inc                            106,793
      5,500 Fannie Mae (nonvtg)                                          299,475
      1,097 Franklin Resources Inc                                        75,309
      3,884 Freddie Mac                                                  245,469
      1,566 Golden West Financial Corp                                    94,743
     20,177 JPMorgan Chase & Co (1)                                      698,124
      1,294 Janus Capital Group Inc                                       18,051
        560 MGIC Investment Corp                                          34,535
      2,350 Mellon Financial Corp                                         67,069
      1,180 Northern Trust Corp                                           51,259
      1,643 Principal Financial Group                                     63,239
      2,100 Sovereign Bancorp Inc                                         46,536
      1,934 State Street Corp                                             84,554
      4,971 Washington Mutual Inc                                        196,355
                                                                      $3,589,088

FOOD & BEVERAGES --- 0.80%
      2,000 Coca-Cola Enterprises Inc                                     41,040
      2,862 ConAgra Foods Inc                                             77,331
      2,100 General Mills Inc                                            103,215
        504 Molson Coors Brewing Co Class B                               38,894
                                                                        $260,480

GOLD, METALS & MINING --- 1.24%
      4,901 Alcoa Inc                                                    148,941
      2,553 Newmont Mining Corp                                          107,864
        964 Nucor Corp                                                    55,488
        582 Phelps Dodge Corp                                             59,207
        669 United States Steel Corp                                      34,019
                                                                        $405,519

HEALTH CARE RELATED --- 3.38%
      1,656 Aetna Inc                                                    124,117
        672 AmericsourceBergen Corp                                       38,499
        778 CIGNA Corp                                                    69,475
      2,500 Cardinal Health Inc                                          139,375
      2,600 Caremark Rx Inc*                                             103,428
      2,300 HCA Inc                                                      123,211
      1,298 Health Management Associates Inc Class A                      33,982
        926 Humana Inc*                                                   29,576
        800 Laboratory Corp of America Holdings*                          38,560
        484 Manor Care Inc                                                17,598
      1,680 McKesson HBOC Inc                                             63,420
      1,604 Medco Health Solutions Inc*                                   79,510
      2,601 Tenet Healthcare Corp*                                        29,990
      1,717 WellPoint Inc*                                               215,226
                                                                      $1,105,967

HOMEBUILDING --- 0.37%
        722 Centex Corp                                                   41,349
        256 KB Home                                                       30,070
        666 Pulte Corp                                                    49,038
                                                                        $120,457

HOTELS/MOTELS --- 0.83%
      2,955 Carnival Corp                                                153,099
      2,110 Hilton Hotels Corp                                            47,159
      1,210 Starwood Hotels & Resorts Worldwide Inc                       72,636
                                                                        $272,894

HOUSEHOLD GOODS --- 0.21%
      1,009 Leggett & Platt Inc                                           29,140
        357 Snap-on Inc                                                   11,349
        400 Whirlpool Corp                                                27,092
                                                                         $67,581

INSURANCE RELATED --- 7.80%
      1,623 ACE Ltd                                                       66,981
      2,800 AFLAC Inc                                                    104,328
      3,911 Allstate Corp                                                211,429
        598 Ambac Financial Group Inc                                     44,701
     14,846 American International Group Inc (1)                         822,617
      1,765 Aon Corp                                                      40,313
      1,105 Chubb Corp                                                    87,593
        938 Cincinnati Financial Corp                                     40,906
      1,743 Hartford Financial Services Group Inc                        119,500
        754 Jefferson-Pilot Corp                                          36,984
        949 Lincoln National Corp                                         42,838
        900 Loews Corp                                                    66,186
        803 MBIA Inc                                                      41,981
      3,000 Marsh & McLennan Cos Inc                                      91,260
      4,133 MetLife Inc                                                  161,600
      1,200 Progressive Corp                                             110,112
      2,940 Prudential Financial Inc                                     168,756
        766 SAFECO Corp                                                   37,312
      3,752 St Paul Travelers Cos Inc                                    137,811
        659 Torchmark Corp                                                34,400
      1,621 UnumProvident Corp                                            27,589
        769 XL Capital Ltd Class A                                        55,653
                                                                      $2,550,850

INVESTMENT BANK/BROKERAGE FIRM --- 2.98%
        675 Bear Stearns Co Inc                                           67,433
      6,450 Charles Schwab Corp                                           67,790
      2,100 E*TRADE Financial Corp*                                       25,200
      1,614 Lehman Brothers Holdings Inc                                 151,974
      5,305 Merrill Lynch & Co Inc                                       300,263
      6,323 Morgan Stanley                                               361,992
                                                                        $974,652

LEISURE & ENTERTAINMENT --- 4.43%
        561 Brunswick Corp                                                26,283
        889 Hasbro Inc                                                    18,180
     16,300 News Corp                                                    275,796
     26,036 Time Warner Inc*                                             456,932
      9,681 Viacom Inc Class B                                           337,189
     11,644 Walt Disney Co                                               334,532
                                                                      $1,448,912

MACHINERY --- 1.24%
        231 Cummins Inc                                                   16,251
      1,425 Deere & Co                                                    95,660
      1,118 Dover Corp                                                    42,249
        934 Eaton Corp                                                    61,084
        500 ITT Industries Inc                                            45,120
      1,010 Ingersoll-Rand Co                                             80,447
        711 Pall Corp                                                     19,282
        721 Parker-Hannifin Corp                                          43,923
                                                                        $404,016

MEDICAL PRODUCTS --- 0.29%
        291 Bausch & Lomb Inc                                             21,330
        700 Fisher Scientific International Inc*                          39,844
        637 PerkinElmer Inc                                               13,141
        833 Thermo Electron Corp*                                         21,067
                                                                         $95,382

OFFICE EQUIPMENT & SUPPLIES --- 0.25%
      5,400 Xerox Corp*                                                   81,810
                                                                         $81,810

OIL & GAS --- 8.27%
        487 Amerada Hess Corp                                             46,854
      1,378 Anadarko Petroleum Corp                                      104,866
      1,890 Apache Corp                                                  115,725
        428 Ashland Inc                                                   28,856
      2,168 Burlington Resources Inc                                     108,552
     11,988 ChevronTexaco Corp (1)                                       699,020
      3,946 ConocoPhillips                                               425,537
      2,676 Devon Energy Corp                                            127,779
      1,322 EOG Resources                                                 64,434
      3,630 El Paso Corp                                                  38,405
        986 Kerr-McGee Corp                                               77,233
        651 Kinder Morgan Inc                                             49,281
      1,954 Marathon Oil Corp                                             91,682
        799 Nabors Industries Ltd*                                        47,253
      1,000 National-Oilwell Varco Inc*                                   46,700
        787 Noble Corp                                                    44,237
      2,317 Occidental Petroleum Corp                                    164,901
        584 Rowan Cos Inc                                                 17,479
        466 Sunoco Inc                                                    48,240
      1,779 Transocean Inc*                                               91,547
      1,537 Unocal Corp                                                   94,818
      1,500 Valero Energy Corp                                           109,905
      3,212 Williams Cos Inc                                              60,418
                                                                      $2,703,722

PAPER & FOREST PRODUCTS --- 0.91%
      1,507 Georgia-Pacific Corp                                          53,483
      2,734 International Paper Co                                       100,584
        549 Louisiana-Pacific Corp                                        13,802
      1,119 MeadWestvaco Corp                                             35,607
      1,350 Weyerhaeuser Co                                               92,475
                                                                        $295,951

PERSONAL LOANS --- 0.96%
      1,447 Capital One Financial Corp                                   108,192
      7,267 MBNA Corp                                                    178,405
      1,650 Providian Financial Corp*                                     28,314
                                                                        $314,911

PHARMACEUTICALS --- 3.58%
      1,293 King Pharmaceuticals Inc*                                     10,745
      1,500 Mylan Laboratories Inc                                        26,580
     42,400 Pfizer Inc                                                 1,113,848
        633 Watson Pharmaceuticals Inc*                                   19,452
                                                                      $1,170,625

PHOTOGRAPHY/IMAGING --- 0.16%
      1,644 Eastman Kodak Co                                              53,512
                                                                         $53,512

POLLUTION CONTROL --- 0.31%
      1,445 Allied Waste Industries Inc*                                  10,563
      3,162 Waste Management Inc                                          91,224
                                                                        $101,787

PRINTING & PUBLISHING --- 0.68%
      1,458 Gannett Co Inc                                               115,299
      1,241 RR Donnelley & Sons Co                                        39,240
      1,681 Tribune Co                                                    67,021
                                                                        $221,560

RAILROADS --- 1.08%
      2,130 Burlington Northern Santa Fe Corp                            114,871
      1,213 CSX Corp                                                      50,521
      2,215 Norfolk Southern Corp                                         82,066
      1,513 Union Pacific Corp                                           105,456
                                                                        $352,914

REAL ESTATE --- 0.76%
        508 Apartment Investment & Management Co REIT                     18,898
      1,100 Archstone-Smith Trust REIT                                    37,521
      2,231 Equity Office Properties Trust REIT                           67,220
      1,577 Equity Residential REIT                                       50,795
        992 Plum Creek Timber Co Inc REIT                                 35,414
      1,050 ProLogis Trust REIT                                           38,955
                                                                        $248,803

RESTAURANTS --- 0.84%
        818 Darden Restaurants Inc                                        25,096
      7,204 McDonald's Corp                                              224,333
        670 Wendy's International Inc                                     26,157
                                                                        $275,586

RETAIL --- 3.25%
      2,046 Albertson's Inc                                               42,250
      1,264 AutoNation Inc*                                               23,940
        555 Big Lots Inc*                                                  6,671
      2,287 CVS Corp                                                     120,342
      1,057 Circuit City Stores Inc - CarMax Group                        16,965
      2,639 Costco Wholesale Corp                                        116,591
        384 Dillard's Inc                                                 10,330
      1,017 Federated Department Stores Inc                               64,722
      1,629 JC Penney Co Inc                                              84,578
      1,900 Kohl's Corp*                                                  98,097
      4,069 Kroger Co*                                                    65,226
      2,121 Limited Brands Inc                                            51,540
      1,676 May Department Stores Co                                      62,046
        740 Nordstrom Inc                                                 40,981
      1,733 Office Depot Inc*                                             38,438
        545 OfficeMax Inc                                                 18,258
        706 SUPERVALU Inc                                                 23,545
      2,501 Safeway Inc*                                                  46,344
        554 Sears Holding Corp*                                           73,831
        800 Tiffany & Co                                                  27,616
      1,174 Toys R Us Inc*                                                30,242
                                                                      $1,062,553

SHOES --- 0.04%
        329 Reebok International Ltd                                      14,575
                                                                         $14,575

SPECIALIZED SERVICES --- 0.46%
      5,934 Cendant Corp                                                 121,884
      2,352 Interpublic Group of Cos Inc*                                 28,883
                                                                        $150,767

TELEPHONE & TELECOMMUNICATIONS --- 5.19%
      1,752 ALLTEL Corp                                                   96,097
      4,526 AT&T Corp                                                     84,865
     10,355 BellSouth Corp                                               272,233
        788 CenturyTel Inc                                                25,878
      1,813 Citizens Communications Co                                    23,460
     18,763 SBC Communications Inc (1)                                   444,495
      8,331 Sprint Corp                                                  189,530
     15,750 Verizon Communications (1)                                   559,125
                                                                      $1,695,683

TEXTILES --- 0.25%
        639 Jones Apparel Group Inc                                       21,400
        616 Liz Claiborne Inc                                             24,720
        626 VF Corp                                                       37,022
                                                                         $83,142

TOBACCO --- 0.16%
        664 Reynolds American Inc                                         53,512
                                                                         $53,512

UTILITIES --- 1.80%
      1,099 CMS Energy Corp*                                              14,331
      3,014 Calpine Corp*                                                  8,439
        986 Constellation Energy Group                                    50,976
      1,976 Dominion Resources Inc                                       147,074
      5,335 Duke Energy Corp                                             149,433
      1,834 Dynegy Inc Class A*                                            7,171
        884 KeySpan Corp                                                  34,449
        211 NICOR Inc                                                      7,826
      1,456 NiSource Inc                                                  33,182
        196 Peoples Energy Corp                                            8,216
      1,408 Public Service Enterprise Group Inc                           76,581
      1,298 Sempra Energy                                                 51,712
                                                                        $589,390

WHOLE LOAN --- 0.87%
      2,588 GSR Mortgage Loan Trust                                      284,654
                                                                        $284,654

TOTAL COMMON STOCK --- 94.88%                                        $31,026,281
(Cost $25,026,850)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  1,563,000 Federal Home Loan Bank                                     1,563,000
                  2.433% April 1, 2005
    110,000 United States of America (1)                                 109,651
                  2.346% May 19, 2005

TOTAL SHORT-TERM INVESTMENTS --- 5.12%                                $1,672,651
(Cost $1,672,651)

TOTAL MAXIM VALUE INDEX PORTFOLIO --- 100%                           $32,698,932
(Cost $26,699,501)

Legend
* Non-income Producing Security
(1) Collateral or Segregated Assets for Futures
REIT - Real Estate Investment Trust

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Maxim Value Index Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At March 31, 2005, the U.S. Federal income tax cost basis was $36,077,073. The Maxim Value Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,896,776 and gross depreciation of securities in which there was an excess of tax cost over value of $7,274,917, resulting in net depreciation of $3,378,141.

As of March 31, 2005, the Maxim Value Index Portfolio had 6 open S&P 500 long futures contracts. The contracts expire in June 2005 and the Portfolio has recorded unrealized depreciation of $34,775.



Schedule of Investments
March 31, 2005
UNAUDITED

----------------------------------------------------------------------------------------------------------------------------
                                           Maxim Aggressive Profile I Portfolio
Common Stock
   Shares                                                                                                      Value ($)
------------------ ------- ------------------------------------------------------------------------ ------- ----------------
          740,447          Maxim Ariel MidCap Value Portfolio                                         $          16,993,259
          457,963          Maxim Ariel Small-Cap Value Portfolio                                                  6,383,999
          482,685          Maxim INVESCO ADR Portfolio                                                            8,302,175
          605,842          Maxim Janus Large Cap Growth Portfolio                                                 8,354,565
          314,205          Maxim Loomis Sayles Small-Cap Value Portfolio                                          6,353,235
          617,327          Maxim MFS(R) International Growth Portfolio                                            8,352,439
          275,644          Maxim MFS(R) Small-Cap Growth Portfolio                                                4,093,312
          457,262          Maxim T. Rowe Price Equity/Income Portfolio                                            8,441,049
          510,836          Maxim T. Rowe Price MidCap Growth Portfolio                                            8,474,765
          600,693          Maxim Templeton(R) International Equity Portfolio                                      8,325,604
                                                                                                            ----------------

Total Aggressive Profile I Portfolio                                                                  $          84,074,402
                                                                                                            ================
(Cost of Investments $73,382,864)



Schedule of Investments
March 31, 2005
UNAUDITED
----------------------------------------------------------------------------------------------------------------------------
                                          Maxim Conservative Profile I Portfolio
Common Stock
   Shares                                                                                                       Value ($)
----------------- ------ ------------------------------------------------------------------------------- ---- --------------

                         Great-West Life & Annuity Contract                                               $       9,101,622
          88,373         Maxim Ariel MidCap Value Portfolio                                                       2,028,166
         407,880         Maxim Federated Bond Portfolio                                                           3,980,905
         573,435         Maxim Global Bond Portfolio                                                              6,009,594
          38,517         Maxim INVESCO ADR Portfolio                                                                662,491
         291,278         Maxim Janus Large Cap Growth Portfolio                                                   4,016,729
          48,966         Maxim MFS(R) International Growth Portfolio                                                662,514
         377,275         Maxim Salomon Brothers High Yield Bond Portfolio                                         3,912,342
         308,304         Maxim Short Duration Bond Portfolio                                                      3,027,545
         109,206         Maxim T. Rowe Price Equity/Income Portfolio                                              2,015,941
          47,936         Maxim Templeton(R) International Equity Portfolio                                          664,396
         340,418         Maxim U.S. Government Mortgage Securities Portfolio                                      3,993,101
                                                                                                              --------------

Total Conservative Profile I Portfolio                                                                    $      40,075,346
                                                                                                              ==============
(Cost of Investments $38,817,877)



Schedule of Investments
March 31, 2005
UNAUDITED
--------------------------------------------------------------------------------------------------------------------------
                                           Maxim Moderate Profile I Portfolio
Common Stock
   Shares                                                                                                    Value ($)
----------------- ------ ---------------------------------------------------------------------------- --- ----------------

                         Great-West Life & Annuity Contract                                           $        31,239,591
         908,449         Maxim Ariel MidCap Value Portfolio                                                    20,848,913
         374,575         Maxim Ariel Small-Cap Value Portfolio                                                  5,221,577
       1,047,356         Maxim Federated Bond Portfolio                                                        10,222,199
       1,963,790         Maxim Global Bond Portfolio                                                           20,580,517
         789,888         Maxim INVESCO ADR Portfolio                                                           13,586,066
       1,496,393         Maxim Janus Large Cap Growth Portfolio                                                20,635,261
         257,001         Maxim Loomis Sayles Small-Cap Value Portfolio                                          5,196,556
       1,007,709         Maxim MFS(R) International Growth Portfolio                                           13,634,298
         968,408         Maxim Salomon Brothers High Yield Bond Portfolio                                      10,042,390
       1,121,931         Maxim T. Rowe Price Equity/Income Portfolio                                           20,710,842
         626,710         Maxim T. Rowe Price MidCap Growth Portfolio                                           10,397,118
         983,001         Maxim Templeton(R) International Equity Portfolio                                     13,624,391
         874,202         Maxim U.S. Government Mortgage Securities Portfolio                                   10,254,393
                                                                                                          ----------------

Total Moderate Profile I Portfolio                                                                    $       206,194,112
                                                                                                          ================
(Cost of Investments $191,579,284)



Schedule of Investments
March 31, 2005
UNAUDITED
------------------------------------------------------------------------------------------------------------------------
                                    Maxim Moderately Aggressive Profile I Portfolio
Common Stock
   Shares                                                                                                  Value ($)
----------------- ------ -------------------------------------------------------------------------- --- ----------------

                         Great-West Life & Annuity Contract                                         $         9,727,636
         851,297         Maxim Ariel MidCap Value Portfolio                                                  19,537,278
         702,027         Maxim Ariel Small-Cap Value Portfolio                                                9,786,258
         490,742         Maxim Federated Bond Portfolio                                                       4,789,646
       1,840,294         Maxim Global Bond Portfolio                                                         19,286,277
         925,561         Maxim INVESCO ADR Portfolio                                                         15,919,642
       2,103,573         Maxim Janus Large Cap Growth Portfolio                                              29,008,278
         481,673         Maxim Loomis Sayles Small-Cap Value Portfolio                                        9,739,425
       1,181,379         Maxim MFS(R) International Growth Portfolio                                         15,984,054
         907,537         Maxim Salomon Brothers High Yield Bond Portfolio                                     9,411,160
       1,051,378         Maxim T. Rowe Price Equity/Income Portfolio                                         19,408,434
         587,297         Maxim T. Rowe Price MidCap Growth Portfolio                                          9,743,264
       1,150,455         Maxim Templeton(R) International Equity Portfolio                                   15,945,309
         409,603         Maxim U.S. Government Mortgage Securities Portfolio                                  4,804,647
                                                                                                        ----------------

Total Moderately Aggressive Profile I Portfolio                                                     $       193,091,308
                                                                                                        ================
(Cost of Investments $172,919,446)



Schedule of Investments
March 31, 2005
UNAUDITED
------------------------------------------------------------------------------------------------------------------------
                                   Maxim Moderately Conservative Profile I Portfolio
Common Stock
   Shares                                                                                                  Value ($)
----------------- ------ --------------------------------------------------------------------------- --- ---------------

                         Great-West Life & Annuity Contract                                          $       11,274,886
         109,281         Maxim Ariel MidCap Value Portfolio                                                   2,508,008
          90,120         Maxim Ariel Small-Cap Value Portfolio                                                1,256,273
         251,873         Maxim Federated Bond Portfolio                                                       2,458,284
         472,485         Maxim Global Bond Portfolio                                                          4,951,640
         142,459         Maxim INVESCO ADR Portfolio                                                          2,450,301
         360,004         Maxim Janus Large Cap Growth Portfolio                                               4,964,453
          61,830         Maxim Loomis Sayles Small-Cap Value Portfolio                                        1,250,212
         182,215         Maxim MFS(R) International Growth Portfolio                                          2,465,368
         466,194         Maxim Salomon Brothers High Yield Bond Portfolio                                     4,834,429
         127,069         Maxim Short Duration Bond Portfolio                                                  1,247,816
         134,963         Maxim T. Rowe Price Equity/Income Portfolio                                          2,491,425
         150,781         Maxim T. Rowe Price MidCap Growth Portfolio                                          2,501,460
         177,286         Maxim Templeton(R) International Equity Portfolio                                    2,457,188
         210,333         Maxim U.S. Government Mortgage Securities Portfolio                                  2,467,208
                                                                                                         ---------------

Total Moderately Conservative Profile I Portfolio                                                    $       49,578,951
                                                                                                         ===============
(Cost of Investments $46,210,734)

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

At March 31, 2005, the U.S. Federal income tax cost basis was $75,569,594. The Maxim Aggressive Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $8,508,324 and gross depreciation of securities in which there was an excess of tax cost over value of $3,516, resulting in net appreciation of $8,504,808.

At March 31, 2005, the U.S. Federal income tax cost basis was $39,232,349. The Maxim Conservative Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,398,651 and gross depreciation of securities in which there was an excess of tax cost over value of $555,654, resulting in net appreciation of $842,997.

At March 31, 2005, the U.S. Federal income tax cost basis was $194,582,962. The Maxim Moderate Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $12,290,841 and gross depreciation of securities in which there was an excess of tax cost over value of $679,691, resulting in net appreciation of $11,611,150.

At March 31, 2005, the U.S. Federal income tax cost basis was $176,853,312. The Maxim Moderately Aggressive Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $16,852,605 and gross depreciation of securities in which there was an excess of tax cost over value of $614,609, resulting in net appreciation of $16,237,996.

At March 31, 2005, the U.S. Federal income tax cost basis was $47,171,148. The Maxim Moderately Conservative Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,855,603 and gross depreciation of securities in which there was an excess of tax cost over value of $447,800, resulting in net appreciation of $2,407,803.

                                                    Market                                                                 Market
                                    Shares          Value        Purchase                    Realized       Dividends      Value
             Affiliate                Held       12/31/2004        Cost        Sales Cost       Loss        Received     3/31/2005
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------
     Conservative Profile I
       Portfolio
     ---------------------------
     ---------------------------
        Maxim Short Duration
        Bond Portfolio                308,304     11,159,054  $    622,945  $   8,747,096     (111,886)  $    147,874     3,027,545

                                                    Market                                    Realized                     Market
                                    Shares          Value        Purchase                      Gain/        Dividends      Value
             Affiliate                Held       12/31/2004        Cost        Sales Cost      (Loss)       Received     3/31/2005
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------

     Moderate Profile I
       Portfolio
     ---------------------------
     ---------------------------
        Maxim Federated Bond
        Portfolio                   1,047,356      9,750,858  $    849,461  $     256,869       (2,589)  $     74,589    10,222,199
        Maxim Global Bond
        Portfolio                   1,963,790     19,743,096     1,624,724        469,487       39,097              0    20,580,517
        Maxim INVESCO ADR
        Portfolio                     789,888     10,222,197     3,662,333        174,148       81,466              0    13,586,066
        Maxim Janus Large Cap
        Growth Portfolio            1,496,393     20,416,895     1,262,191        765,694      272,906              0    20,635,261
        Maxim MFS(R)
        International Growth
        Portfolio                   1,007,709     10,267,573     3,699,394        191,264       64,340              0    13,634,298
        Maxim Salomon Brothers
        High Yield Bond
        Portfolio                     968,408      9,804,296       675,942        240,905       13,356              0    10,042,390






                                                   Market                                                                Market
                                    Shares          Value        Purchase                    Realized       Dividends      Value
             Affiliate                Held       12/31/2004        Cost        Sales Cost       Gain        Received     3/31/2005
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------

     Moderately Aggressive
       Profile I Portfolio
     ---------------------------
        Maxim Global Bond
        Portfolio                   1,840,294    18,246,837   $  1,689,642  $     369,128       23,596   $          0    19,286,277
        Maxim INVESCO ADR
        Portfolio                     925,561    12,604,656      3,618,788        214,605       49,366              0    15,919,642
        Maxim Janus Large Cap
        Growth Portfolio            2,103,573    28,371,030      1,838,502        883,430      315,838              0    29,008,278
        Maxim Loomis Sayles
        Small-Cap Value
        Portfolio                     481,673     4,732,315      5,197,043         84,387       17,253              0     9,739,425
        Maxim MFS(R)
        International Growth
        Portfolio                   1,181,379    12,688,441      3,643,870        197,440       67,088              0    15,984,054
        Maxim Salomon Brothers
        High Yield Bond
        Portfolio                     907,537     9,053,898        725,390        185,909       10,424              0     9,411,160
        Maxim Templeton(R)
        International Equity
        Portfolio                   1,150,455    12,641,949      3,462,160        210,328       54,001              0    15,945,309


Schedule of Investments
March 31, 2005
UNAUDITED

------------------------------------------------------------------------------------------------------------------------
                                         Maxim Aggressive Profile II Portfolio
Common Stock
   Shares                                                                                                 Value ($)
------------------ ------ ------------------------------------------------------------------------ --- -----------------
        5,890,336         Maxim Ariel MidCap Value Portfolio                                       $        135,183,202
        3,642,581         Maxim Ariel Small-Cap Value Portfolio                                              50,777,582
        3,837,957         Maxim INVESCO ADR Portfolio                                                        66,012,853
        4,817,438         Maxim Janus Large Cap Growth Portfolio                                             66,432,474
        2,499,005         Maxim Loomis Sayles Small-Cap Value Portfolio                                      50,529,876
        4,908,789         Maxim MFS(R) International Growth Portfolio                                        66,415,913
        2,191,578         Maxim MFS(R) Small-Cap Growth Portfolio                                            32,544,931
        3,636,481         Maxim T. Rowe Price Equity/Income Portfolio                                        67,129,444
        4,063,082         Maxim T. Rowe Price MidCap Growth Portfolio                                        67,406,528
        4,776,262         Maxim Templeton(R) International Equity Portfolio                                  66,198,992
                                                                                                       -----------------

Total Aggressive Profile II Portfolio                                                              $        668,631,795
                                                                                                       =================
(Cost of Investments $584,084,414)



Schedule of Investments
March 31, 2005
UNAUDITED
------------------------------------------------------------------------------------------------------------------------
                                        Maxim Conservative Profile II Portfolio
Common Stock
   Shares                                                                                                  Value ($)
----------------- ------ -------------------------------------------------------------------------- --- ----------------

                         Great West Life & Annuity Contract                                         $        47,534,929
         460,913         Maxim Ariel MidCap Value Portfolio                                                  10,577,964
       2,125,337         Maxim Federated Bond Portfolio                                                      20,743,290
       2,989,022         Maxim Global Bond Portfolio                                                         31,324,949
         200,614         Maxim INVESCO ADR Portfolio                                                          3,450,560
       1,517,930         Maxim Janus Large Cap Growth Portfolio                                              20,932,254
         255,066         Maxim MFS(R) International Growth Portfolio                                          3,451,043
       1,964,841         Maxim Salomon Brothers High Yield Bond Portfolio                                    20,375,400
       1,607,623         Maxim Short Duration Bond Portfolio                                                 15,786,859
         569,110         Maxim T. Rowe Price Equity/Income Portfolio                                         10,505,773
         249,660         Maxim Templeton(R) International Equity Portfolio                                    3,460,284
       1,774,027         Maxim U.S. Government Mortgage Securities Portfolio                                 20,809,341
                                                                                                        ----------------

Total Conservative Profile II Portfolio                                                             $       208,952,646
                                                                                                        ================
(Cost of Investments $203,695,105)



Schedule of Investments
March 31, 2005
UNAUDITED
----------------------------------------------------------------------------------------------------------------------------
                                            Maxim Moderate Profile II Portfolio
Common Stock
   Shares                                                                                                     Value ($)
------------------- ------ ---------------------------------------------------------------------------- -- -----------------

                           Great West Life & Annuity Contract                                           $       148,247,135
         4,317,544         Maxim Ariel MidCap Value Portfolio                                                    99,087,636
         1,780,055         Maxim Ariel Small-Cap Value Portfolio                                                 24,813,968
         4,976,445         Maxim Federated Bond Portfolio                                                        48,570,100
         9,331,897         Maxim Global Bond Portfolio                                                           97,798,278
         3,752,594         Maxim INVESCO ADR Portfolio                                                           64,544,615
         7,109,699         Maxim Janus Large Cap Growth Portfolio                                                98,042,749
         1,221,228         Maxim Loomis Sayles Small-Cap Value Portfolio                                         24,693,232
         4,787,591         Maxim MFS(R) International Growth Portfolio                                           64,776,107
         4,600,692         Maxim Salomon Brothers High Yield Bond Portfolio                                      47,709,177
         5,330,996         Maxim T. Rowe Price Equity/Income Portfolio                                           98,410,181
         2,978,224         Maxim T. Rowe Price MidCap Growth Portfolio                                           49,408,736
         4,669,990         Maxim Templeton(R) International Equity Portfolio                                     64,726,058
         4,153,831         Maxim U.S. Government Mortgage Securities Portfolio                                   48,724,439
                                                                                                           -----------------

Total Moderate Profile II Portfolio                                                                     $       979,552,411
                                                                                                           =================
(Cost of Investments $894,803,103)



Schedule of Investments
March 31, 2005
UNAUDITED
------------------------------------------------------------------------------------------------------------------------
                                   Maxim Moderately Aggressive Profile II Portfolio
Common Stock
   Shares                                                                                                  Value ($)
----------------- ------ --------------------------------------------------------------------------- --- ---------------

                         Great West Life & Annuity Contract                                          $        3,633,470
         318,676         Maxim Ariel MidCap Value Portfolio                                                   7,313,613
         262,792         Maxim Ariel Small-Cap Value Portfolio                                                3,663,325
         183,594         Maxim Federated Bond Portfolio                                                       1,791,880
         688,598         Maxim Global Bond Portfolio                                                          7,216,507
         346,291         Maxim INVESCO ADR Portfolio                                                          5,956,210
         787,169         Maxim Janus Large Cap Growth Portfolio                                              10,855,063
         180,303         Maxim Loomis Sayles Small-Cap Value Portfolio                                        3,645,718
         442,059         Maxim MFS(R) International Growth Portfolio                                          5,981,056
         339,485         Maxim Salomon Brothers High Yield Bond Portfolio                                     3,520,464
         393,470         Maxim T. Rowe Price Equity/Income Portfolio                                          7,263,451
         219,822         Maxim T. Rowe Price MidCap Growth Portfolio                                          3,646,840
         430,439         Maxim Templeton(R) International Equity Portfolio                                    5,965,880
         153,244         Maxim U.S. Government Mortgage Securities Portfolio                                  1,797,556
                                                                                                         ---------------

Total Moderately Aggressive Profile II Portfolio                                                     $       72,251,033
                                                                                                         ===============
(Cost of Investments $67,564,832)



Schedule of Investments
March 31, 2005
UNAUDITED
------------------------------------------------------------------------------------------------------------------------
                                  Maxim Moderately Conservative Profile II Portfolio
Common Stock
   Shares                                                                                                  Value ($)
----------------- ------ --------------------------------------------------------------------------- --- ---------------

                         Great West Life & Annuity Contract                                          $        4,025,559
          39,300         Maxim Ariel MidCap Value Portfolio                                                     901,938
          32,407         Maxim Ariel Small-Cap Value Portfolio                                                  451,748
          90,519         Maxim Federated Bond Portfolio                                                         883,461
         169,835         Maxim Global Bond Portfolio                                                          1,779,866
          51,202         Maxim INVESCO ADR Portfolio                                                            880,674
         129,414         Maxim Janus Large Cap Growth Portfolio                                               1,784,616
          22,234         Maxim Loomis Sayles Small-Cap Value Portfolio                                          449,568
          65,502         Maxim MFS(R) International Growth Portfolio                                            886,242
         167,531         Maxim Salomon Brothers High Yield Bond Portfolio                                     1,737,291
          45,667         Maxim Short Duration Bond Portfolio                                                    448,453
          48,523         Maxim T. Rowe Price Equity/Income Portfolio                                            895,732
          54,217         Maxim T. Rowe Price MidCap Growth Portfolio                                            899,453
          63,722         Maxim Templeton(R) International Equity Portfolio                                      883,184
          75,592         Maxim U.S. Government Mortgage Securities Portfolio                                    886,696
                                                                                                         ---------------

Total Moderately Conservative Profile II Portfolio                                                   $       17,794,481
                                                                                                         ===============
(Cost of Investments $17,161,361)

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

At March 31, 2005, the U.S. Federal income tax cost basis was $595,078,858. The Maxim Aggressive Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $74,043,179 and gross depreciation of securities in which there was an excess of tax cost over value of $490,242, resulting in net appreciation of $73,552,937.

At March 31, 2005, the U.S. Federal income tax cost basis was $205,830,375. The Maxim Conservative Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $6,829,843 and gross depreciation of securities in which there was an excess of tax cost over value of $3,707,572, resulting in net appreciation of $3,122,271.

At March 31, 2005, the U.S. Federal income tax cost basis was $905,915,226. The Maxim Moderate Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $78,673,595 and gross depreciation of securities in which there was an excess of tax cost over value of $5,036,410, resulting in net appreciation of $73,637,185.

At March 31, 2005, the U.S. Federal income tax cost basis was $73,670,878. The Maxim Moderately Aggressive Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,391,887 and gross depreciation of securities in which there was an excess of tax cost over value of $3,811,732, resulting in net depreciation of $1,419,845.

At March 31, 2005, the U.S. Federal income tax cost basis was $18,442,562. The Maxim Moderately Conservative Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $381,749 and gross depreciation of securities in which there was an excess of tax cost over value of $1,029,830, resulting in net depreciation of $648,081.

                                                   Market                                                                 Market
                                    Shares          Value        Purchase                     Realized       Dividends     Value
             Affiliate                Held       12/31/2004        Cost        Sales Cost       Gain         Received    3/31/2005
     ---------------------------    ----------   ------------    ----------    -----------   ------------    ---------  ------------
     ---------------------------    ----------   ------------    ----------    -----------   ------------    ---------  ------------

     Aggressive Profile II
       Portfolio
     ---------------------------
     ---------------------------
        Maxim Ariel MidCap
        Value Portfolio             5,890,336    137,325,530  $  8,019,159  $   5,386,588     1,626,678   $       0  $  135,183,202
        Maxim Ariel Small-Cap
        Value Portfolio             3,642,581     50,431,234     3,151,256      1,950,564       681,102           0      50,777,582
        Maxim INVESCO ADR
        Portfolio                   3,837,957     68,982,243     2,651,177      3,858,759     1,729,258           0      66,012,853
        Maxim Janus Large Cap
        Growth Portfolio            4,817,438    103,413,144     3,693,749     30,612,373     9,500,807           0      66,432,474
        Maxim Loomis Sayles
        Small-Cap Value
        Portfolio                   2,499,005     51,747,386     2,818,343      1,885,622       746,396           0      50,529,876
        Maxim MFS(R)
        International Growth
        Portfolio                   4,908,789     69,340,634     2,641,041      3,899,293     1,367,290           0      66,415,913
        Maxim MFS(R) Small-Cap
        Growth Portfolio            2,191,578     34,338,975     2,618,885      1,460,793       281,609           0      32,544,931
        Maxim T. Rowe Price
        Equity/Income Portfolio     3,636,481     33,990,924     35,149,465     1,602,522       348,095           0      67,129,444
        Maxim T. Rowe Price
        MidCap Growth Portfolio     4,063,082     68,179,962     4,349,316      2,618,291       885,846           0      67,406,528
        Maxim Templeton(R)
        International Equity
        Portfolio                   4,776,262     69,056,292     2,680,393      4,146,041     2,096,174           0      66,198,992








                                                   Market                                    Realized                    Market
                                    Shares          Value        Purchase                      Gain/        Dividends      Value
             Affiliate                Held       12/31/2004        Cost        Sales Cost      (Loss)       Received     3/31/2005
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------

     Conservative Profile II
       Portfolio
     ---------------------------
     ---------------------------
        Maxim Federated Bond
        Portfolio                   2,125,337     21,233,239  $  1,191,708  $   1,443,946      (13,962)  $    153,414    20,743,290
        Maxim Global Bond
        Portfolio                   2,989,022     32,284,930     1,637,437      2,083,097       66,693              0    31,324,949
        Maxim Janus Large Cap
        Growth Portfolio            1,517,930     22,314,397       846,531      1,627,904      586,505              0    20,932,254
        Maxim Salomon Brothers
        High Yield Bond
        Portfolio                   1,964,841     21,358,067       853,395      1,386,553       76,025              0    20,375,400
        Maxim Short Duration
        Bond Portfolio              1,607,623     63,631,514     3,050,563     50,823,930     (586,081)       812,867    15,786,859
        Maxim U.S. Government
        Mortgage Securities
        Portfolio                   1,774,027     21,238,173     1,263,678      1,492,562      (62,352)       198,409    20,809,341








                                                   Market                                    Realized                    Market
                                    Shares         Value        Purchase                      Gain/        Dividends      Value
             Affiliate               Held        12/31/2004       Cost        Sales Cost      (Loss)       Received     3/31/2005
     --------------------------    ----------    -----------    ----------    -----------   -----------    ---------    -----------

     Moderate Profile II
       Portfolio
     --------------------------
     --------------------------
       Maxim Ariel MidCap
       Value Portfolio             4,317,544  $  102,145,482 $  4,182,727  $   3,248,163    1,625,053   $         0  $  99,087,636
       Maxim Federated Bond
       Portfolio                   4,976,445     48,783,803     2,798,081      2,443,806      (26,531)      358,990     48,570,100
       Maxim Global Bond
       Portfolio                   9,331,897     98,907,941     5,121,119      4,715,026      130,217             0     97,798,278
       Maxim INVESCO ADR
       Portfolio                   3,752,594     51,311,164     16,000,953     1,614,160      936,282             0     64,544,615
       Maxim Janus Large Cap
       Growth Portfolio            7,109,699     102,563,249    3,299,833      5,706,590    2,046,003             0     98,042,749
       Maxim Loomis Sayles
       Small-Cap Value             1,221,228     25,660,864       954,679        819,130      400,653             0     24,693,232
       Portfolio
       Maxim MFS(R)
       International Growth
       Portfolio                   4,787,591     51,578,356     16,137,381     1,905,477      647,227             0     64,776,107
       Maxim Salomon Brothers
       High Yield Bond             4,600,692     49,072,176     1,934,720      2,293,215      122,643             0     47,709,177
       Portfolio
       Maxim T. Rowe Price
       Equity/Income Portfolio     5,330,996     101,130,723    3,292,425      4,120,720    1,224,067             0     98,410,181
       Maxim T. Rowe Price
       MidCap Growth Portfolio     2,978,224     50,712,594     2,345,720      1,906,794      527,342             0     49,408,736
       Maxim Templeton(R)
       International Equity
       Portfolio                   4,669,990     51,388,622     15,511,439     1,573,697      976,229             0     64,726,058
       Maxim U.S. Government
       Mortgage Securities
       Portfolio                   4,153,831     48,795,310     2,964,511      2,504,911      (86,944)      464,277     48,724,439


Item 2.  Controls and Procedures

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits

                                   SIGNATURES
                                   ----------

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:     /s/ W.T. McCallum
        W.T. McCallum President


Date:   May 25, 2005


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ W.T. McCallum
        W.T. McCallum President


Date:   May 25, 2005


By:     /s/ G.R. McDonald
        G.R. McDonald Treasurer


Date:   May 25, 2005